UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance June 30, 2023 (Unaudited)
Current 7-Day Yields

Initial Class	4.87%
Service Class	4.77%
Service Class 2	4.62%
Investor Class	4.85%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	88.0
8 - 30	2.6
31 - 60	0.2
61 - 90	2.1
91 - 180	3.0
> 180	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.7)%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 6.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Notes
7/15/23	5.48 to 5.53	83,427,840	83,411,968

U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills
7/11/23 to 12/28/23	5.19 to 5.48	212,200,000	208,856,607
U.S. Treasury Notes
8/31/23 to 10/31/24 (c)	5.17 to 5.39	182,000,000	181,859,649
TOTAL U.S. TREASURY OBLIGATIONS			390,716,256
TOTAL U.S. TREASURY DEBT (Cost $474,128,224)			474,128,224

U.S. Government Agency Debt - 24.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Federal Agencies - 24.9%
Federal Farm Credit Bank
10/3/24 (c)(d)(e)	0.00	2,000,000	2,000,000
7/26/23 to 5/15/25 (c)(e)	5.11 to 5.26	143,000,000	142,986,843
Federal Home Loan Bank
7/3/23 to 5/19/25 (c)	4.86 to 5.33	1,525,750,000	1,525,049,831
Federal Home Loan Bank
8/10/23	5.19	3,000,000	2,993,096
Freddie Mac
6/12/24	5.35	30,000,000	30,000,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,703,029,770)			1,703,029,770

U.S. Government Agency Repurchase Agreement - 14.6%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.06% dated 6/30/23 due 7/3/23 (Collateralized by U.S. Government Obligations) #	389,286,234	389,122,000
With:
ABN AMRO Bank NV at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Government Obligations valued at $14,286,022, 3.00% - 6.00%, 4/1/45 - 2/1/56)	14,005,903	14,000,000
BMO Harris Bank NA at 5.07%, dated:
6/15/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $8,180,686, 3.00% - 3.50%, 1/20/48 - 12/20/49)	8,031,547	8,000,000
6/16/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $4,089,759, 3.50% - 4.50%, 1/20/48 - 10/20/49)	4,021,386	4,000,000
6/26/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $2,042,011, 3.50%, 1/20/48)	2,005,915	2,000,000
6/27/23 due 7/5/23 (Collateralized by U.S. Government Obligations valued at $2,041,724, 3.50%, 1/20/48)	2,002,253	2,000,000
BNP Paribas, SA at:
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $133,235,491, 0.00% - 7.00%, 12/21/23 - 7/1/53)	130,768,950	130,000,000
5.09%, dated 6/20/23 due 7/27/23 (Collateralized by U.S. Treasury Obligations valued at $5,120,282, 0.00% - 5.45%, 6/13/24 - 7/1/52)	5,026,157	5,000,000
BNY Mellon Capital Markets Corp. at 5.1%, dated 6/15/23 due 7/27/23 (Collateralized by U.S. Treasury Obligations valued at $14,316,490, 0.00% - 0.38%, 7/27/23 - 7/31/27)	14,083,300	14,000,000
BofA Securities, Inc. at 5.08%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $28,632,551, 0.25%, 8/31/25)	28,165,947	28,000,000
CIBC Bank U.S.A. at:
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $22,496,886, 2.00% - 6.50%, 7/1/34 - 5/1/53)	22,130,130	22,000,000
5.11%, dated 6/15/23 due 7/27/23 (Collateralized by U.S. Government Obligations valued at $1,048,764, 0.00% - 7.00%, 10/15/23 - 8/25/55)	1,005,962	1,000,000
Citibank NA at 5.07%, dated 6/29/23 due 7/6/23 (Collateralized by U.S. Treasury Obligations valued at $12,246,897, 0.50% - 4.00%, 4/30/24 - 2/15/42)	12,011,830	12,000,000
Citigroup Global Capital Markets, Inc. at 5.07%, dated:
6/15/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $12,271,070, 1.25% - 7.00%, 9/30/28 - 12/20/52)	12,070,980	12,000,000
6/29/23 due 7/6/23 (Collateralized by U.S. Government Obligations valued at $14,288,102, 1.25% - 5.50%, 9/30/28 - 10/20/52)	14,013,802	14,000,000
Goldman Sachs & Co. at:
5.06%, dated 6/27/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $23,479,786, 3.00% - 5.50%, 6/15/34 - 11/15/42)	23,019,397	23,000,000
5.07%, dated:
6/28/23 due 7/5/23 (Collateralized by U.S. Government Obligations valued at $47,973,759, 1.13% - 4.50%, 8/31/28 - 4/1/38)	47,046,334	47,000,000
6/29/23 due 7/6/23 (Collateralized by U.S. Government Obligations valued at $23,473,216, 2.50% - 5.50%, 12/15/24 - 2/1/53)	23,022,674	23,000,000
6/30/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $67,348,472, 1.13% - 4.00%, 2/29/28 - 8/15/40)	66,065,065	66,000,000
ING Financial Markets LLC at:
5.08%, dated 6/16/23 due 7/13/23 (Collateralized by U.S. Government Obligations valued at $6,134,681, 3.50%, 1/20/52)	6,022,860	6,000,000
5.09%, dated 6/15/23 due 7/27/23 (Collateralized by U.S. Government Obligations valued at $2,045,192, 4.00%, 3/20/49)	2,011,877	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.1%, dated 6/15/23 due 8/30/23 (Collateralized by U.S. Government Obligations valued at $32,723,233, 3.00% - 5.00%, 5/1/29 - 1/1/53)	32,344,533	32,000,000
RBC Dominion Securities at 5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Government Obligations valued at $38,858,310, 0.50% - 6.50%, 2/28/26 - 5/1/53)	38,224,770	38,000,000
RBC Financial Group at:
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $72,866,887, 0.25% - 7.00%, 4/30/24 - 6/20/53)	71,419,965	71,000,000
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $12,338,254, 0.50% - 6.50%, 5/15/24 - 6/1/53)	12,070,980	12,000,000
TD Securities (U.S.A.) at 5.07%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Government Obligations valued at $17,347,327, 2.50% - 6.50%, 6/1/46 - 6/1/53)	17,007,183	17,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $994,122,000)		994,122,000

U.S. Treasury Repurchase Agreement - 54.3%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.05%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $15,050,042, 0.50% - 2.88%, 1/31/24 - 5/15/28)	15,006,313	15,000,000
Barclays Bank PLC at:
5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $28,572,051, 1.13% - 2.75%, 10/31/26 - 2/15/28)	28,011,807	28,000,000
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $4,090,377, 1.13%, 10/31/26)	4,023,660	4,000,000
BMO Harris Bank NA at:
5.07%, dated 6/29/23 due 7/6/23 (Collateralized by U.S. Treasury Obligations valued at $11,249,536, 1.38% - 4.75%, 2/15/37 - 8/15/51)	11,010,844	11,000,000
5.11%, dated 5/25/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $9,224,015, 2.88% - 3.13%, 11/30/23 - 8/15/28) (c)(e)(f)	9,117,530	9,000,000
BNP Paribas, SA at 5.13%, dated:
6/1/23 due 9/1/23 (Collateralized by U.S. Treasury Obligations valued at $18,443,691, 0.00% - 5.23%, 7/27/23 - 5/15/52) (c)(e)(f)	18,235,980	18,000,000
6/5/23 due 9/5/23 (Collateralized by U.S. Treasury Obligations valued at $18,433,231, 0.00% - 6.75%, 7/5/23 - 8/15/52) (c)(e)(f)	18,235,980	18,000,000
6/15/23 due 9/13/23 (Collateralized by U.S. Treasury Obligations valued at $17,384,473, 0.00% - 6.13%, 12/21/23 - 11/15/51) (c)(e)(f)	17,218,025	17,000,000
CIBC Bank U.S.A. at 5.06%:
dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $7,158,184, 0.63% - 4.00%, 2/29/24 - 8/15/50)	7,031,484	7,000,000
dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $10,225,840, 2.88% - 4.25%, 12/31/24 - 4/30/29)	10,059,033	10,000,000
Credit AG at 5.06%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $18,406,487, 1.25%, 3/31/28)	18,106,260	18,000,000
Federal Reserve Bank of New York at 5.05%, dated 6/30/23 due 7/3/23 (g)	3,095,302,058	3,094,000,000
Fixed Income Clearing Corp. - BNP at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $7,143,069, 3.88% - 5.42%, 7/31/23 - 2/15/43)	7,002,952	7,000,000
Fixed Income Clearing Corp. - BNYM at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $167,280,024, 4.25%, 5/15/39)	164,069,153	164,000,000
Fixed Income Clearing Corp. - SSB at 5.06%:
dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $35,708,802, 2.88%, 8/15/28)	35,014,758	35,000,000
dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $58,155,538, 1.75%, 11/15/29)	57,024,035	57,000,000
Fixed Income Clearing Corp.- Morgan Stanley & Co LLC at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $7,144,479, 4.63%, 6/30/25)	7,002,952	7,000,000
ING Financial Markets LLC at:
5.06%, dated 6/30/23 due:
7/3/23 (Collateralized by U.S. Treasury Obligations valued at $4,090,329, 2.88%, 5/31/25)	4,001,687	4,000,000
7/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,556, 1.88% - 4.00%, 2/15/42 - 2/15/51)	1,000,984	1,000,000
5.08%, dated 6/15/23 due 7/27/23 (Collateralized by U.S. Treasury Obligations valued at $4,092,912, 1.88% - 2.88%, 2/15/42 - 5/15/52)	4,023,707	4,000,000
Lloyds Bank PLC at:
5.12%, dated:
6/20/23 due 7/20/23 (Collateralized by U.S. Treasury Obligations valued at $3,062,899, 2.50% - 2.88%, 1/31/25 - 6/15/25)	3,012,800	3,000,000
6/30/23 due 7/28/23 (Collateralized by U.S. Treasury Obligations valued at $4,078,605, 2.50%, 1/31/25)	4,015,929	4,000,000
5.13%, dated 6/22/23 due 7/24/23 (Collateralized by U.S. Treasury Obligations valued at $4,082,722, 0.75% - 2.50%, 11/15/24 - 1/31/25)	4,018,240	4,000,000
5.14%, dated 6/28/23 due 7/28/23 (Collateralized by U.S. Treasury Obligations valued at $2,039,466, 2.25% - 2.50%, 1/31/25 - 8/15/27)	2,008,567	2,000,000
5.33%, dated 6/30/23 due 9/29/23 (Collateralized by U.S. Treasury Obligations valued at $3,058,807, 2.50% - 2.88%, 1/31/25 - 6/15/25)	3,040,419	3,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.08%, dated 6/15/23 due 8/30/23 (Collateralized by U.S. Treasury Obligations valued at $9,293,551, 2.50% - 3.00%, 2/15/45 - 5/15/45)	9,096,520	9,000,000
Mizuho Bank, Ltd. at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $14,352,968, 3.50%, 4/30/28)	14,005,903	14,000,000
MUFG Securities (Canada), Ltd. at:
5.07%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $4,090,605, 0.25% - 5.29%, 3/31/24 - 8/15/52)	4,023,660	4,000,000
5.08%, dated:
6/28/23 due 8/30/23 (Collateralized by U.S. Treasury Obligations valued at $2,041,477, 2.25% - 3.88%, 11/15/24 - 2/15/43)	2,017,780	2,000,000
6/29/23 due 8/30/23 (Collateralized by U.S. Treasury Obligations valued at $2,041,235, 1.50%, 9/30/24)	2,017,498	2,000,000
MUFG Securities EMEA PLC at 5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $28,563,913, 0.00% - 4.25%, 10/12/23 - 6/30/30)	28,011,807	28,000,000
Natixis SA at:
5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $7,194,049, 1.13% - 4.75%, 3/15/26 - 5/15/53)	7,002,952	7,000,000
5.09%, dated 6/15/23 due 7/27/23 (Collateralized by U.S. Treasury Obligations valued at $26,591,018, 0.38% - 4.38%, 3/31/24 - 5/15/53)	26,154,397	26,000,000
NatWest Markets Securities, Inc. at:
5.06%, dated 6/30/23 due 7/3/23 (Collateralized by U.S. Treasury Obligations valued at $3,061,336, 4.13%, 6/15/26)	3,001,265	3,000,000
5.07%, dated 6/29/23 due 7/6/23 (Collateralized by U.S. Treasury Obligations valued at $17,349,854, 4.13%, 6/15/26)	17,016,759	17,000,000
RBC Dominion Securities at 5.06%, dated 6/15/23 due 7/7/23 (Collateralized by U.S. Treasury Obligations valued at $5,112,977, 0.50% - 4.25%, 9/30/24 - 11/15/51)	5,029,517	5,000,000
Royal Bank of Canada at 5.06%, dated 6/30/23 due 7/5/23 (Collateralized by U.S. Treasury Obligations valued at $4,081,745, 1.50%, 8/15/26)	4,002,811	4,000,000
Societe Generale at 5.07%, dated:
6/28/23 due 7/5/23 (Collateralized by U.S. Treasury Obligations valued at $23,476,557, 0.88% - 3.00%, 3/31/28 - 11/15/44)	23,022,674	23,000,000
6/29/23 due 7/6/23 (Collateralized by U.S. Treasury Obligations valued at $21,432,075, 1.13% - 4.00%, 11/15/26 - 5/15/48)	21,020,703	21,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $3,709,000,000)		3,709,000,000

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,880,279,994)	6,880,279,994
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(49,764,776)
NET ASSETS - 100.0%	6,830,515,218

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	The maturity amount is based on the rate at period end.
(g)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$389,122,000 due 7/03/23 at 5.06%
BNY Mellon Capital Markets LLC	9,913,000
Bank of America, N.A.	28,249,000
BofA Securities, Inc.	20,112,000
Citigroup Global Markets, Inc.	19,617,000
Credit Agricole CIB New York Branch	1,947,000
HSBC Securities (USA), Inc.	3,531,000
ING Financial Markets LLC	1,414,000
JP Morgan Securities LLC	8,604,000
Mitsubishi UFJ Securities Holdings Ltd	14,124,000
Mizuho Securities USA, Inc.	7,847,000
Nomura Securities International	51,004,000
RBC Dominion Securities, Inc.	27,425,000
Sumitomo Mitsui Banking Corp.	112,154,000
Sumitomo Mitsui Banking Corp. NY	36,166,000
Wells Fargo Securities LLC	47,015,000
389,122,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,703,122,000) - See accompanying schedule Unaffiliated issuers (cost $6,880,279,994):		$6,880,279,994
Cash		16,000,712
Receivable for investments sold		598,266
Receivable for fund shares sold		23,255,776
Interest receivable		17,424,866
Total assets		6,937,559,614
Liabilities
Payable for investments purchased
Regular delivery	$79,713,932
Delayed delivery	2,000,000
Payable for fund shares redeemed	23,404,206
Accrued management fee	1,184,342
Distribution and service plan fees payable	215,656
Other affiliated payables	490,535
Other payables and accrued expenses	35,725
Total Liabilities		107,044,396
Net Assets		$6,830,515,218
Net Assets consist of:
Paid in capital		$6,830,215,004
Total accumulated earnings (loss)		300,214
Net Assets		$6,830,515,218

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($1,851,867,674 ÷ 1,851,991,443 shares)		$1.00
Service Class :
Net Asset Value , offering price and redemption price per share ($1,928,416,367 ÷ 1,928,473,438 shares)		$1.00
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($257,509,361 ÷ 257,496,208 shares)		$1.00
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,792,721,816 ÷ 2,792,065,115 shares)		$1.00

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$159,453,326
Expenses
Management fee	$6,754,656
Transfer agent fees	2,586,003
Distribution and service plan fees	1,244,721
Accounting fees and expenses	279,441
Custodian fees and expenses	21,935
Independent trustees' fees and expenses	11,439
Registration fees	55,098
Audit	25,149
Legal	10,294
Miscellaneous	10,320
Total expenses before reductions	10,999,056
Expense reductions	(87,831)
Total expenses after reductions		10,911,225
Net Investment income (loss)		148,542,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,356)
Total net realized gain (loss)		(29,356)
Net increase in net assets resulting from operations		$148,512,745

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,542,101	$89,059,612
Net realized gain (loss)	(29,356)	15,635
Net increase in net assets resulting from operations	148,512,745	89,075,247
Distributions to shareholders	(148,488,537)	(89,092,946)

Share transactions - net increase (decrease)	(6,332,023)	1,738,898,144
Total increase (decrease) in net assets	(6,307,815)	1,738,880,445

Net Assets
Beginning of period	6,836,823,033	5,097,942,588
End of period	$6,830,515,218	$6,836,823,033

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.014	- B	.003	.020	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.014	- B	.003	.020	.016
Distributions from net investment income	(.023)	(.014)	- B	(.003)	(.020)	(.016)
Total distributions	(.023)	(.014)	- B	(.003)	(.020)	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.28%	1.44%	.01%	.32%	2.02%	1.65%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.29% H	.24%	.23%	.24%	.26%	.26%
Expenses net of fee waivers, if any	.28% H	.22%	.08%	.20%	.26%	.26%
Expenses net of all reductions	.28% H	.22%	.08%	.20%	.26%	.26%
Net investment income (loss)	4.54% H	1.52%	.01%	.29%	1.99%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,851,868	$2,210,498	$1,477,559	$2,255,440	$2,182,100	$2,166,787

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.013	- B	.003	.019	.015
Net realized and unrealized gain (loss)	- B	.001	- B	- B	- B	- B
Total from investment operations	.022	.014	- B	.003	.019	.015
Distributions from net investment income	(.022)	(.014)	- B	(.003)	(.019)	(.015)
Total distributions	(.022)	(.014)	- B	(.003)	(.019)	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.23%	1.36%	.01%	.28%	1.92%	1.55%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.39% H	.34%	.33%	.34%	.36%	.36%
Expenses net of fee waivers, if any	.38% H	.30%	.08%	.23%	.36%	.36%
Expenses net of all reductions	.38% H	.29%	.08%	.23%	.36%	.36%
Net investment income (loss)	4.44% H	1.44%	.01%	.26%	1.89%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,928,416	$1,796,084	$1,447,279	$1,641,207	$1,179,143	$1,191,142

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.013	- B	.002	.017	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.013	- B	.002	.017	.014
Distributions from net investment income	(.021)	(.013)	- B	(.002)	(.017)	(.014)
Total distributions	(.021)	(.013)	- B	(.002)	(.017)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.15%	1.26%	.01%	.24%	1.76%	1.40%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.54% H	.49%	.48%	.49%	.51%	.51%
Expenses net of fee waivers, if any	.53% H	.40%	.08%	.28%	.51%	.51%
Expenses net of all reductions	.53% H	.40%	.08%	.28%	.51%	.51%
Net investment income (loss)	4.28% H	1.34%	.01%	.21%	1.74%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$257,509	$238,428	$203,035	$221,428	$220,990	$220,358

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.014	- B	.003	.020	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.022	.014	- B	.003	.020	.016
Distributions from net investment income	(.022)	(.014)	- B	(.003)	(.020)	(.016)
Total distributions	(.022)	(.014)	- B	(.003)	(.020)	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.27%	1.42%	.01%	.31%	1.99%	1.63%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.31% H	.27%	.25%	.26%	.28%	.28%
Expenses net of fee waivers, if any	.31% H	.24%	.08%	.21%	.28%	.28%
Expenses net of all reductions	.31% H	.24%	.08%	.21%	.28%	.28%
Net investment income (loss)	4.51% H	1.50%	.01%	.28%	1.97%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$2,792,722	$2,591,813	$1,970,069	$2,094,839	$1,939,981	$1,764,836

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$6,880,279,991

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $3,537,632 or an annualized rate of .11% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .20% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$925,647
Service Class 2	319,074
$1,244,721

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$643,692.07
Service Class	629,440.07
Service Class 2	86,788.07
Investor Class	1,226,083.09
	$2,586,003

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,129.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $80,702.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$ 42,619,495	$26,100,871
Service Class	40,752,008	23,891,059
Service Class 2	5,413,061	3,030,060
Investor Class	59,703,973	36,070,956
Total	$148,488,537	$89,092,946
6. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Government Money Market Portfolio
Initial Class
Shares sold	981,730,387	2,312,880,114	$981,730,387	$2,312,880,114
Reinvestment of distributions	42,681,114	25,861,990	42,681,114	25,861,990
Shares redeemed	(1,383,037,079)	(1,605,727,372)	(1,383,037,079)	(1,605,727,372)
Net increase (decrease)	(358,625,578)	733,014,732	$(358,625,578)	$733,014,732
Service Class
Shares sold	695,831,383	1,578,838,852	$695,831,383	$1,578,838,852
Reinvestment of distributions	40,945,026	23,697,767	40,945,026	23,697,767
Shares redeemed	(604,422,836)	(1,253,691,448)	(604,422,836)	(1,253,691,448)
Net increase (decrease)	132,353,573	348,845,171	$132,353,573	$348,845,171
Service Class 2
Shares sold	136,007,625	176,575,026	$136,007,625	$176,575,026
Reinvestment of distributions	5,437,596	3,004,386	5,437,596	3,004,386
Shares redeemed	(122,378,522)	(144,180,470)	(122,378,522)	(144,180,470)
Net increase (decrease)	19,066,699	35,398,942	$19,066,699	$35,398,942
Investor Class
Shares sold	386,826,436	1,286,781,944	$386,826,436	$1,286,781,944
Reinvestment of distributions	59,987,276	35,784,583	59,987,276	35,784,583
Shares redeemed	(245,940,429)	(700,927,228)	(245,940,429)	(700,927,228)
Net increase (decrease)	200,873,283	621,639,299	$200,873,283	$621,639,299
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	45%	1	16%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Government Money Market Portfolio
Initial Class	.28%
Actual		$ 1,000	$ 1,022.80	$ 1.40
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.40
Service Class	.38%
Actual		$ 1,000	$ 1,022.30	$ 1.91
Hypothetical- B		$ 1,000	$ 1,022.91	$ 1.91
Service Class 2	.53%
Actual		$ 1,000	$ 1,021.50	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.17	$ 2.66
Investor Class	.31%
Actual		$ 1,000	$ 1,022.70	$ 1.55
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.705628.125
VIPMM-SANN-0823
Fidelity® Variable Insurance Products:

VIP Freedom Income Portfolio℠
VIP Freedom 2005 Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠

Semi-Annual Report
June 30, 2023

Contents

VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Income Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	38.3
VIP Government Money Market Portfolio Initial Class 4.87%	19.6
Fidelity Inflation-Protected Bond Index Fund	17.1
VIP Overseas Portfolio Initial Class	6.8
VIP Emerging Markets Portfolio Initial Class	5.0
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity International Bond Index Fund	2.5
VIP Growth Portfolio Initial Class	1.7
VIP High Income Portfolio Initial Class	1.7
VIP Growth & Income Portfolio Initial Class	1.2
97.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom Income Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	14,322	650,347
VIP Equity-Income Portfolio Initial Class (a)	21,662	530,292
VIP Growth & Income Portfolio Initial Class (a)	27,304	725,191
VIP Growth Portfolio Initial Class (a)	12,117	1,060,702
VIP Mid Cap Portfolio Initial Class (a)	4,748	167,609
VIP Value Portfolio Initial Class (a)	21,016	377,666
VIP Value Strategies Portfolio Initial Class (a)	12,154	187,665
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,328,432)		3,699,472

International Equity Funds - 11.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	299,376	3,119,498
VIP Overseas Portfolio Initial Class (a)	171,210	4,266,541
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,798,185)		7,386,039

Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,168,882	10,753,717
Fidelity International Bond Index Fund (a)	176,779	1,594,543
Fidelity Long-Term Treasury Bond Index Fund (a)	185,664	1,934,624
VIP High Income Portfolio Initial Class (a)	225,030	1,032,886
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,524,741	24,060,780
TOTAL BOND FUNDS (Cost $41,971,588)		39,376,550

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $12,323,660)	12,323,660	12,323,660

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,421,865)	62,785,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,005)
NET ASSETS - 100.0%	62,779,716

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,944,412	1,175,304	1,580,763	4,148	(63,686)	278,450	10,753,717
Fidelity International Bond Index Fund	1,630,025	182,407	255,719	13,855	(1,387)	39,217	1,594,543
Fidelity Long-Term Treasury Bond Index Fund	2,325,613	317,277	785,949	32,249	(122,955)	200,638	1,934,624
VIP Contrafund Portfolio Initial Class	636,118	114,560	219,021	6,156	12,594	106,096	650,347
VIP Emerging Markets Portfolio Initial Class	3,796,226	595,399	1,509,839	5,969	(66,200)	303,912	3,119,498
VIP Equity-Income Portfolio Initial Class	569,993	93,515	154,763	-	5,980	15,567	530,292
VIP Government Money Market Portfolio Initial Class 4.87%	12,614,424	2,484,520	2,775,284	283,727	-	-	12,323,660
VIP Growth & Income Portfolio Initial Class	737,590	121,499	209,280	2,681	11,302	64,080	725,191
VIP Growth Portfolio Initial Class	999,040	189,133	341,874	6,714	16,323	198,080	1,060,702
VIP High Income Portfolio Initial Class	1,055,901	98,833	164,075	709	(2,161)	44,388	1,032,886
VIP Investment Grade Bond II Portfolio - Initial Class	23,473,593	3,311,775	3,320,489	7,531	(13,921)	609,822	24,060,780
VIP Mid Cap Portfolio Initial Class	177,905	20,649	44,702	414	2,805	10,952	167,609
VIP Overseas Portfolio Initial Class	4,238,514	470,850	1,052,101	-	6,752	602,526	4,266,541
VIP Value Portfolio Initial Class	411,018	51,738	114,939	-	15,226	14,623	377,666
VIP Value Strategies Portfolio Initial Class	203,736	23,129	54,065	487	7,741	7,124	187,665
	63,814,108	9,250,588	12,582,863	364,640	(191,587)	2,495,475	62,785,721

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,699,472	3,699,472	-	-

International Equity Funds	7,386,039	7,386,039	-	-

Bond Funds	39,376,550	39,376,550	-	-

Short-Term Funds	12,323,660	12,323,660	-	-
Total Investments in Securities:	62,785,721	62,785,721	-	-
VIP Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $62,421,865)	$62,785,721

Total Investment in Securities (cost $62,421,865)		$62,785,721
Receivable for investments sold		711,740
Receivable for fund shares sold		16,638
Total assets		63,514,099
Liabilities
Payable for investments purchased	$398,426
Payable for fund shares redeemed	329,946
Distribution and service plan fees payable	6,011
Total Liabilities		734,383
Net Assets		$62,779,716
Net Assets consist of:
Paid in capital		$64,529,862
Total accumulated earnings (loss)		(1,750,146)
Net Assets		$62,779,716

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($15,149,169 ÷ 1,388,817 shares)		$10.91
Service Class :
Net Asset Value , offering price and redemption price per share ($32,299,393 ÷ 2,966,358 shares)		$10.89
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($15,331,154 ÷ 1,413,919 shares)		$10.84

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$348,304
Expenses
Distribution and service plan fees	$36,852
Independent trustees' fees and expenses	112
Total Expenses		36,964
Net Investment income (loss)		311,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(191,587)
Capital gain distributions from underlying funds:
Affiliated issuers	16,336
Total net realized gain (loss)		(175,251)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,495,475
Total change in net unrealized appreciation (depreciation)		2,495,475
Net gain (loss)		2,320,224
Net increase (decrease) in net assets resulting from operations		$2,631,564

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,340	$1,716,449
Net realized gain (loss)	(175,251)	(1,871,724)
Change in net unrealized appreciation (depreciation)	2,495,475	(8,851,800)
Net increase (decrease) in net assets resulting from operations	2,631,564	(9,007,075)
Distributions to shareholders	(931,148)	(3,781,431)

Share transactions - net increase (decrease)	(2,728,521)	(1,573,541)
Total increase (decrease) in net assets	(1,028,105)	(14,362,047)

Net Assets
Beginning of period	63,807,821	78,169,868
End of period	$62,779,716	$63,807,821

VIP Freedom Income Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$12.76	$12.74	$11.89	$11.08	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.06	.30	.24	.17	.27	.22
Net realized and unrealized gain (loss)	.40	(1.79)	.18	1.06	1.03	(.45)
Total from investment operations	.46	(1.49)	.42	1.23	1.30	(.23)
Distributions from net investment income	(.16)	(.26)	(.13)	(.16)	(.25)	(.20)
Distributions from net realized gain	-	(.40)	(.27)	(.22)	(.25)	(.13)
Total distributions	(.16)	(.66)	(.40)	(.38)	(.49) C	(.32) C
Net asset value, end of period	$10.91	$10.61	$12.76	$12.74	$11.89	$11.08
Total Return D,E,F	4.33%	(12.05)%	3.35%	10.47%	11.94%	(1.96)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.08% J	2.71%	1.85%	1.40%	2.31%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$15,149	$15,085	$17,011	$16,854	$14,870	$14,582
Portfolio turnover rate K	29% J	91%	52%	66%	40%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom Income Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$12.74	$12.73	$11.88	$11.07	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.05	.29	.22	.16	.26	.21
Net realized and unrealized gain (loss)	.40	(1.77)	.18	1.06	1.03	(.46)
Total from investment operations	.45	(1.48)	.40	1.22	1.29	(.25)
Distributions from net investment income	(.16)	(.25)	(.12)	(.15)	(.24)	(.19)
Distributions from net realized gain	-	(.40)	(.27)	(.22)	(.25)	(.13)
Total distributions	(.16)	(.66) C	(.39)	(.37)	(.48) C	(.31) C
Net asset value, end of period	$10.89	$10.60	$12.74	$12.73	$11.88	$11.07
Total Return D,E,F	4.24%	(12.06)%	3.17%	10.38%	11.87%	(2.12)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.98% I	2.61%	1.75%	1.30%	2.21%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$32,299	$31,739	$32,637	$32,810	$24,831	$14,591
Portfolio turnover rate J	29% I	91%	52%	66%	40%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom Income Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$12.69	$12.68	$11.83	$11.03	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.04	.27	.20	.14	.24	.19
Net realized and unrealized gain (loss)	.40	(1.77)	.18	1.06	1.02	(.45)
Total from investment operations	.44	(1.50)	.38	1.20	1.26	(.26)
Distributions from net investment income	(.16)	(.22)	(.10)	(.13)	(.22)	(.17)
Distributions from net realized gain	-	(.40)	(.27)	(.22)	(.25)	(.13)
Total distributions	(.16)	(.63) C	(.37)	(.35)	(.46) C	(.30)
Net asset value, end of period	$10.84	$10.56	$12.69	$12.68	$11.83	$11.03
Total Return D,E,F	4.16%	(12.26)%	3.03%	10.29%	11.63%	(2.27)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.83% I	2.46%	1.60%	1.15%	2.06%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$15,331	$16,984	$28,521	$27,518	$18,333	$15,459
Portfolio turnover rate J	29% I	91%	52%	66%	40%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2005 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	38.2
VIP Government Money Market Portfolio Initial Class 4.87%	19.4
Fidelity Inflation-Protected Bond Index Fund	17.1
VIP Overseas Portfolio Initial Class	6.9
VIP Emerging Markets Portfolio Initial Class	5.0
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity International Bond Index Fund	2.6
VIP Growth Portfolio Initial Class	1.7
VIP High Income Portfolio Initial Class	1.6
VIP Growth & Income Portfolio Initial Class	1.2
96.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2005 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	2,426	110,167
VIP Equity-Income Portfolio Initial Class (a)	3,669	89,827
VIP Growth & Income Portfolio Initial Class (a)	4,625	122,845
VIP Growth Portfolio Initial Class (a)	2,052	179,666
VIP Mid Cap Portfolio Initial Class (a)	804	28,398
VIP Value Portfolio Initial Class (a)	3,560	63,975
VIP Value Strategies Portfolio Initial Class (a)	2,059	31,789
TOTAL DOMESTIC EQUITY FUNDS (Cost $335,868)		626,667

International Equity Funds - 11.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	49,121	511,846
VIP Overseas Portfolio Initial Class (a)	28,303	705,316
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $924,621)		1,217,162

Bond Funds - 62.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	189,311	1,741,659
Fidelity International Bond Index Fund (a)	28,829	260,035
Fidelity Long-Term Treasury Bond Index Fund (a)	30,355	316,304
VIP High Income Portfolio Initial Class (a)	36,553	167,780
VIP Investment Grade Bond II Portfolio - Initial Class (a)	408,717	3,895,069
TOTAL BOND FUNDS (Cost $6,765,538)		6,380,847

Short-Term Funds - 19.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $1,974,468)	1,974,468	1,974,468

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,000,495)	10,199,144
NET OTHER ASSETS (LIABILITIES) - 0.0%	(272)
NET ASSETS - 100.0%	10,198,872

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,763,637	194,489	251,253	-	(20,862)	55,648	1,741,659
Fidelity International Bond Index Fund	269,304	29,352	44,998	2,234	(375)	6,752	260,035
Fidelity Long-Term Treasury Bond Index Fund	385,513	48,710	131,631	5,279	(21,575)	35,287	316,304
VIP Contrafund Portfolio Initial Class	116,910	18,602	46,384	1,095	7,328	13,711	110,167
VIP Emerging Markets Portfolio Initial Class	631,871	89,427	250,087	993	6,166	34,469	511,846
VIP Equity-Income Portfolio Initial Class	104,759	13,482	32,304	-	3,403	487	89,827
VIP Government Money Market Portfolio Initial Class 4.87%	1,966,265	441,831	433,628	41,145	-	-	1,974,468
VIP Growth & Income Portfolio Initial Class	135,561	19,171	45,436	486	9,253	4,296	122,845
VIP Growth Portfolio Initial Class	183,611	30,796	72,651	1,195	3,693	34,217	179,666
VIP High Income Portfolio Initial Class	171,757	16,695	27,686	115	(2,065)	9,079	167,780
VIP Investment Grade Bond II Portfolio - Initial Class	3,776,786	572,622	552,936	1,213	(6,233)	104,830	3,895,069
VIP Mid Cap Portfolio Initial Class	32,695	3,119	9,948	75	1,724	808	28,398
VIP Overseas Portfolio Initial Class	727,465	74,685	200,352	-	22,351	81,167	705,316
VIP Value Portfolio Initial Class	75,539	8,500	25,534	-	4,940	530	63,975
VIP Value Strategies Portfolio Initial Class	37,443	3,804	12,207	87	3,208	(459)	31,789
	10,379,116	1,565,285	2,137,035	53,917	10,956	380,822	10,199,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	626,667	626,667	-	-

International Equity Funds	1,217,162	1,217,162	-	-

Bond Funds	6,380,847	6,380,847	-	-

Short-Term Funds	1,974,468	1,974,468	-	-
Total Investments in Securities:	10,199,144	10,199,144	-	-
VIP Freedom 2005 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,000,495)	$10,199,144

Total Investment in Securities (cost $10,000,495)		$10,199,144
Cash		13
Receivable for investments sold		83,533
Receivable for fund shares sold		83,817
Total assets		10,366,507
Liabilities
Payable for investments purchased	$167,189
Payable for fund shares redeemed	158
Distribution and service plan fees payable	288
Total Liabilities		167,635
Net Assets		$10,198,872
Net Assets consist of:
Paid in capital		$10,133,890
Total accumulated earnings (loss)		64,982
Net Assets		$10,198,872

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($7,251,587 ÷ 639,570 shares)		$11.34
Service Class :
Net Asset Value , offering price and redemption price per share ($2,697,869 ÷ 236,300 shares)		$11.42
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($249,416 ÷ 22,073 shares)		$11.30

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$50,998
Expenses
Distribution and service plan fees	$1,613
Independent trustees' fees and expenses	18
Total Expenses		1,631
Net Investment income (loss)		49,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	10,956
Capital gain distributions from underlying funds:
Affiliated issuers	2,919
Total net realized gain (loss)		13,875
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	380,822
Total change in net unrealized appreciation (depreciation)		380,822
Net gain (loss)		394,697
Net increase (decrease) in net assets resulting from operations		$444,064

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,367	$292,921
Net realized gain (loss)	13,875	(153,215)
Change in net unrealized appreciation (depreciation)	380,822	(1,784,079)
Net increase (decrease) in net assets resulting from operations	444,064	(1,644,373)
Distributions to shareholders	(154,114)	(995,952)

Share transactions - net increase (decrease)	(473,880)	(1,114,383)
Total increase (decrease) in net assets	(183,930)	(3,754,708)

Net Assets
Beginning of period	10,382,802	14,137,510
End of period	$10,198,872	$10,382,802

VIP Freedom 2005 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$13.67	$13.63	$12.75	$11.65	$12.39
Income from Investment Operations
Net investment income (loss) A,B	.06	.30	.25	.17	.27	.22
Net realized and unrealized gain (loss)	.42	(1.90)	.30	1.23	1.32	(.58)
Total from investment operations	.48	(1.60)	.55	1.40	1.59	(.36)
Distributions from net investment income	(.17)	(.27)	(.15)	(.17)	(.27)	(.20)
Distributions from net realized gain	-	(.77)	(.36)	(.35)	(.22)	(.17)
Total distributions	(.17)	(1.04)	(.51)	(.52)	(.49)	(.38) C
Net asset value, end of period	$11.34	$11.03	$13.67	$13.63	$12.75	$11.65
Total Return D,E,F	4.38%	(12.37)%	4.09%	11.25%	13.81%	(2.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.98% J	2.57%	1.82%	1.31%	2.18%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$7,252	$7,541	$9,853	$10,082	$9,364	$8,191
Portfolio turnover rate K	30% J	74%	31%	54%	24%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2005 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$13.76	$13.71	$12.83	$11.72	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.05	.29	.24	.16	.26	.21
Net realized and unrealized gain (loss)	.43	(1.91)	.30	1.23	1.33	(.58)
Total from investment operations	.48	(1.62)	.54	1.39	1.59	(.37)
Distributions from net investment income	(.17)	(.26)	(.14)	(.16)	(.26)	(.20)
Distributions from net realized gain	-	(.77)	(.36)	(.35)	(.22)	(.17)
Total distributions	(.17)	(1.03)	(.49) C	(.51)	(.48)	(.37)
Net asset value, end of period	$11.42	$11.11	$13.76	$13.71	$12.83	$11.72
Total Return D,E,F	4.34%	(12.46)%	4.02%	11.07%	13.71%	(3.01)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.88% I	2.47%	1.72%	1.21%	2.08%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,698	$2,682	$4,080	$5,673	$4,248	$2,279
Portfolio turnover rate J	30% I	74%	31%	54%	24%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2005 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$13.64	$13.59	$12.72	$11.62	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.04	.27	.21	.14	.24	.19
Net realized and unrealized gain (loss)	.42	(1.89)	.30	1.22	1.32	(.59)
Total from investment operations	.46	(1.62)	.51	1.36	1.56	(.40)
Distributions from net investment income	(.17)	(.24)	(.10)	(.14)	(.24)	(.18)
Distributions from net realized gain	-	(.77)	(.36)	(.35)	(.22)	(.17)
Total distributions	(.17)	(1.01)	(.46)	(.49)	(.46)	(.35)
Net asset value, end of period	$11.30	$11.01	$13.64	$13.59	$12.72	$11.62
Total Return C,D	4.20%	(12.56)%	3.82%	10.93%	13.60%	(3.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.73% G	2.32%	1.57%	1.06%	1.93%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$249	$160	$204	$286	$178	$121
Portfolio turnover rate H	30% G	74%	31%	54%	24%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2010 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	35.4
Fidelity Inflation-Protected Bond Index Fund	16.0
VIP Government Money Market Portfolio Initial Class 4.87%	13.9
VIP Overseas Portfolio Initial Class	9.5
VIP Emerging Markets Portfolio Initial Class	6.0
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Growth Portfolio Initial Class	3.3
Fidelity International Bond Index Fund	2.8
VIP Growth & Income Portfolio Initial Class	2.2
VIP Contrafund Portfolio Initial Class	2.0
94.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	129,824	5,895,287
VIP Equity-Income Portfolio Initial Class (a)	196,377	4,807,298
VIP Growth & Income Portfolio Initial Class (a)	247,515	6,573,995
VIP Growth Portfolio Initial Class (a)	109,829	9,614,452
VIP Mid Cap Portfolio Initial Class (a)	43,053	1,519,780
VIP Value Portfolio Initial Class (a)	190,534	3,423,892
VIP Value Strategies Portfolio Initial Class (a)	110,201	1,701,510
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,509,648)		33,536,214

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,681,682	17,523,130
VIP Overseas Portfolio Initial Class (a)	1,112,549	27,724,729
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,906,724)		45,247,859

Bond Funds - 59.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,073,480	46,676,015
Fidelity International Bond Index Fund (a)	916,052	8,262,792
Fidelity Long-Term Treasury Bond Index Fund (a)	942,814	9,824,118
VIP High Income Portfolio Initial Class (a)	1,047,018	4,805,812
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,853,484	103,433,702
TOTAL BOND FUNDS (Cost $184,178,576)		173,002,439

Short-Term Funds - 13.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $40,557,388)	40,557,388	40,557,388

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $292,152,336)	292,343,900
NET OTHER ASSETS (LIABILITIES) - 0.0%	(54,219)
NET ASSETS - 100.0%	292,289,681

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	219,712	219,712	28	-	-	-	0.0%
Total	-	219,712	219,712	28	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,342,367	3,220,952	2,793,724	16,093	(134,778)	1,041,198	46,676,015
Fidelity International Bond Index Fund	8,203,752	575,990	709,536	70,874	(9,809)	202,395	8,262,792
Fidelity Long-Term Treasury Bond Index Fund	11,223,163	1,087,253	2,856,591	158,668	(151,032)	521,325	9,824,118
VIP Contrafund Portfolio Initial Class	5,810,168	431,580	1,439,676	55,857	(6,851)	1,100,066	5,895,287
VIP Emerging Markets Portfolio Initial Class	20,228,126	2,278,828	6,289,961	32,504	(60,309)	1,366,446	17,523,130
VIP Equity-Income Portfolio Initial Class	5,206,288	392,316	994,597	-	(39,094)	242,385	4,807,298
VIP Government Money Market Portfolio Initial Class 4.87%	38,322,895	8,171,169	5,936,676	890,848	-	-	40,557,388
VIP Growth & Income Portfolio Initial Class	6,737,047	583,440	1,444,030	24,234	21,103	676,435	6,573,995
VIP Growth Portfolio Initial Class	9,124,888	924,443	2,403,540	61,888	72,473	1,896,188	9,614,452
VIP High Income Portfolio Initial Class	4,721,716	220,411	330,630	3,179	(11,932)	206,247	4,805,812
VIP Investment Grade Bond II Portfolio - Initial Class	95,781,331	11,269,601	6,084,681	30,874	13,427	2,454,024	103,433,702
VIP Mid Cap Portfolio Initial Class	1,624,817	70,670	304,353	3,745	(7,261)	135,907	1,519,780
VIP Overseas Portfolio Initial Class	27,210,917	1,360,202	4,821,312	-	221,127	3,753,795	27,724,729
VIP Value Portfolio Initial Class	3,754,040	192,696	806,234	-	(17,878)	301,268	3,423,892
VIP Value Strategies Portfolio Initial Class	1,860,776	82,068	382,632	4,390	(16,494)	157,792	1,701,510
	285,152,291	30,861,619	37,598,173	1,353,154	(127,308)	14,055,471	292,343,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	33,536,214	33,536,214	-	-

International Equity Funds	45,247,859	45,247,859	-	-

Bond Funds	173,002,439	173,002,439	-	-

Short-Term Funds	40,557,388	40,557,388	-	-
Total Investments in Securities:	292,343,900	292,343,900	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $292,152,336)	$292,343,900

Total Investment in Securities (cost $292,152,336)		$292,343,900
Cash		28
Receivable for investments sold		3,107,017
Receivable for fund shares sold		77,406
Total assets		295,528,351
Liabilities
Payable for investments purchased	$3,062,222
Payable for fund shares redeemed	122,150
Distribution and service plan fees payable	54,298
Total Liabilities		3,238,670
Net Assets		$292,289,681
Net Assets consist of:
Paid in capital		$295,227,840
Total accumulated earnings (loss)		(2,938,159)
Net Assets		$292,289,681

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($19,162,922 ÷ 1,711,248 shares)		$11.20
Service Class :
Net Asset Value , offering price and redemption price per share ($21,794,798 ÷ 1,950,662 shares)		$11.17
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($251,331,961 ÷ 22,677,227 shares)		$11.08

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,204,099
Income from Fidelity Central Funds		28
Total Income		1,204,127
Expenses
Distribution and service plan fees	$328,898
Independent trustees' fees and expenses	508
Total expenses before reductions	329,406
Expense reductions	(1)
Total expenses after reductions		329,405
Net Investment income (loss)		874,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(127,308)
Capital gain distributions from underlying funds:
Affiliated issuers	149,055
Total net realized gain (loss)		21,747
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	14,055,471
Total change in net unrealized appreciation (depreciation)		14,055,471
Net gain (loss)		14,077,218
Net increase (decrease) in net assets resulting from operations		$14,951,940

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$874,722	$7,023,320
Net realized gain (loss)	21,747	16,726,375
Change in net unrealized appreciation (depreciation)	14,055,471	(73,116,744)
Net increase (decrease) in net assets resulting from operations	14,951,940	(49,367,049)
Distributions to shareholders	(23,495,234)	(25,871,592)

Share transactions - net increase (decrease)	15,734,218	(11,233,633)
Total increase (decrease) in net assets	7,190,924	(86,472,274)

Net Assets
Beginning of period	285,098,757	371,571,031
End of period	$292,289,681	$285,098,757

VIP Freedom 2010 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.55	$14.45	$14.28	$13.42	$12.32	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.05	.30	.26	.18	.28	.22
Net realized and unrealized gain (loss)	.56	(2.16)	.56	1.44	1.65	(.75)
Total from investment operations	.61	(1.86)	.82	1.62	1.93	(.53)
Distributions from net investment income	(.16)	(.27)	(.15)	(.18)	(.28)	(.22)
Distributions from net realized gain	(.80)	(.77)	(.50)	(.58)	(.55)	(.37)
Total distributions	(.96)	(1.04)	(.65)	(.76)	(.83)	(.58) C
Net asset value, end of period	$11.20	$11.55	$14.45	$14.28	$13.42	$12.32
Total Return D,E,F	5.42%	(13.53)%	5.89%	12.49%	16.09%	(4.00)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.82% J	2.47%	1.82%	1.34%	2.15%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$19,163	$12,298	$16,685	$19,195	$17,895	$16,991
Portfolio turnover rate K	21% J	231%	29%	40%	28%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2010 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.54	$14.43	$14.26	$13.40	$12.30	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.25	.16	.27	.20
Net realized and unrealized gain (loss)	.55	(2.15)	.56	1.44	1.64	(.74)
Total from investment operations	.59	(1.86)	.81	1.60	1.91	(.54)
Distributions from net investment income	(.16)	(.26)	(.14)	(.16)	(.27)	(.20)
Distributions from net realized gain	(.80)	(.77)	(.50)	(.58)	(.55)	(.37)
Total distributions	(.96)	(1.03)	(.64)	(.74)	(.81) C	(.57)
Net asset value, end of period	$11.17	$11.54	$14.43	$14.26	$13.40	$12.30
Total Return D,E,F	5.24%	(13.57)%	5.79%	12.39%	16.00%	(4.10)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.72% I	2.37%	1.72%	1.24%	2.05%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$21,795	$21,518	$27,360	$26,484	$26,232	$23,851
Portfolio turnover rate J	21% I	231%	29%	40%	28%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2010 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$14.33	$14.17	$13.32	$12.24	$13.35
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.22	.14	.24	.18
Net realized and unrealized gain (loss)	.55	(2.13)	.56	1.43	1.63	(.74)
Total from investment operations	.58	(1.86)	.78	1.57	1.87	(.56)
Distributions from net investment income	(.16)	(.24)	(.12)	(.14)	(.25)	(.19)
Distributions from net realized gain	(.80)	(.77)	(.50)	(.58)	(.55)	(.37)
Total distributions	(.96)	(1.01)	(.62)	(.72)	(.79) C	(.55) C
Net asset value, end of period	$11.08	$11.46	$14.33	$14.17	$13.32	$12.24
Total Return D,E,F	5.19%	(13.66)%	5.60%	12.24%	15.75%	(4.26)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.57% I	2.22%	1.57%	1.09%	1.90%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$251,332	$251,283	$327,526	$317,773	$280,783	$243,940
Portfolio turnover rate J	21% I	231%	29%	40%	28%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2015 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	32.4
Fidelity Inflation-Protected Bond Index Fund	14.9
VIP Overseas Portfolio Initial Class	12.2
VIP Government Money Market Portfolio Initial Class 4.87%	8.4
VIP Emerging Markets Portfolio Initial Class	7.0
VIP Growth Portfolio Initial Class	4.9
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Growth & Income Portfolio Initial Class	3.3
Fidelity International Bond Index Fund	3.1
VIP Contrafund Portfolio Initial Class	3.0
92.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	40,124	1,822,040
VIP Equity-Income Portfolio Initial Class (a)	60,698	1,485,889
VIP Growth & Income Portfolio Initial Class (a)	76,502	2,031,893
VIP Growth Portfolio Initial Class (a)	33,945	2,971,506
VIP Mid Cap Portfolio Initial Class (a)	13,308	469,759
VIP Value Portfolio Initial Class (a)	58,894	1,058,321
VIP Value Strategies Portfolio Initial Class (a)	34,066	525,974
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,619,147)		10,365,382

International Equity Funds - 19.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	410,378	4,276,139
VIP Overseas Portfolio Initial Class (a)	297,045	7,402,357
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,048,348)		11,678,496

Bond Funds - 55.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	983,990	9,052,705
Fidelity International Bond Index Fund (a)	208,934	1,884,581
Fidelity Long-Term Treasury Bond Index Fund (a)	200,481	2,089,010
VIP High Income Portfolio Initial Class (a)	218,070	1,000,942
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,071,928	19,745,477
TOTAL BOND FUNDS (Cost $35,798,052)		33,772,715

Short-Term Funds - 8.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $5,116,785)	5,116,785	5,116,785

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,582,332)	60,933,378
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,228)
NET ASSETS - 100.0%	60,927,150

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,340,550	877,857	1,349,187	3,438	(86,829)	270,314	9,052,705
Fidelity International Bond Index Fund	1,986,570	149,751	297,582	16,339	(15,250)	61,092	1,884,581
Fidelity Long-Term Treasury Bond Index Fund	2,534,370	262,698	793,854	34,395	(163,326)	249,122	2,089,010
VIP Contrafund Portfolio Initial Class	1,878,902	137,635	530,957	17,653	155,594	180,866	1,822,040
VIP Emerging Markets Portfolio Initial Class	5,128,468	558,169	1,726,916	8,133	119,002	197,416	4,276,139
VIP Equity-Income Portfolio Initial Class	1,683,614	122,063	380,740	-	91,672	(30,720)	1,485,889
VIP Government Money Market Portfolio Initial Class 4.87%	5,000,334	1,497,908	1,381,457	111,992	-	-	5,116,785
VIP Growth & Income Portfolio Initial Class	2,178,635	184,354	544,906	7,659	171,208	42,602	2,031,893
VIP Growth Portfolio Initial Class	2,950,825	283,711	868,345	19,545	31,622	573,693	2,971,506
VIP High Income Portfolio Initial Class	1,045,072	61,008	146,280	686	(4,621)	45,763	1,000,942
VIP Investment Grade Bond II Portfolio - Initial Class	19,337,016	2,683,011	2,766,608	6,080	(13,077)	505,135	19,745,477
VIP Mid Cap Portfolio Initial Class	525,432	27,890	122,644	1,180	24,778	14,303	469,759
VIP Overseas Portfolio Initial Class	7,669,123	447,663	1,792,751	-	382,895	695,427	7,402,357
VIP Value Portfolio Initial Class	1,213,978	66,350	307,385	-	150,298	(64,920)	1,058,321
VIP Value Strategies Portfolio Initial Class	601,736	33,791	152,713	1,383	75,867	(32,707)	525,974
	63,074,625	7,393,859	13,162,325	228,483	919,833	2,707,386	60,933,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,365,382	10,365,382	-	-

International Equity Funds	11,678,496	11,678,496	-	-

Bond Funds	33,772,715	33,772,715	-	-

Short-Term Funds	5,116,785	5,116,785	-	-
Total Investments in Securities:	60,933,378	60,933,378	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $51,582,332)	$60,933,378

Total Investment in Securities (cost $51,582,332)		$60,933,378
Cash		206
Receivable for investments sold		813,892
Receivable for fund shares sold		10,457
Total assets		61,757,933
Liabilities
Payable for investments purchased	$743,328
Payable for fund shares redeemed	81,005
Distribution and service plan fees payable	6,450
Total Liabilities		830,783
Net Assets		$60,927,150
Net Assets consist of:
Paid in capital		$50,962,326
Total accumulated earnings (loss)		9,964,824
Net Assets		$60,927,150

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($21,452,269 ÷ 1,902,295 shares)		$11.28
Service Class :
Net Asset Value , offering price and redemption price per share ($13,970,184 ÷ 1,242,858 shares)		$11.24
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($25,504,697 ÷ 2,279,874 shares)		$11.19

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$181,398
Expenses
Distribution and service plan fees	$39,364
Independent trustees' fees and expenses	110
Total expenses before reductions	39,474
Expense reductions	(3)
Total expenses after reductions		39,471
Net Investment income (loss)		141,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	919,833
Capital gain distributions from underlying funds:
Affiliated issuers	47,085
Total net realized gain (loss)		966,918
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,707,386
Total change in net unrealized appreciation (depreciation)		2,707,386
Net gain (loss)		3,674,304
Net increase (decrease) in net assets resulting from operations		$3,816,231

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,927	$1,560,924
Net realized gain (loss)	966,918	1,060,165
Change in net unrealized appreciation (depreciation)	2,707,386	(15,296,698)
Net increase (decrease) in net assets resulting from operations	3,816,231	(12,675,609)
Distributions to shareholders	(2,003,867)	(9,283,302)

Share transactions - net increase (decrease)	(3,953,271)	(6,249,597)
Total increase (decrease) in net assets	(2,140,907)	(28,208,508)

Net Assets
Beginning of period	63,068,057	91,276,565
End of period	$60,927,150	$63,068,057

VIP Freedom 2015 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$14.42	$14.12	$13.20	$12.26	$13.68
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.25	.17	.28	.20
Net realized and unrealized gain (loss)	.66	(2.21)	.81	1.57	1.86	(.87)
Total from investment operations	.69	(1.94)	1.06	1.74	2.14	(.67)
Distributions from net investment income	(.14)	(.26)	(.16)	(.17)	(.27)	(.22)
Distributions from net realized gain	(.22)	(1.26)	(.60)	(.65)	(.94)	(.53)
Total distributions	(.36)	(1.53) C	(.76)	(.82)	(1.20) C	(.75)
Net asset value, end of period	$11.28	$10.95	$14.42	$14.12	$13.20	$12.26
Total Return D,E,F	6.39%	(14.60)%	7.69%	13.76%	18.35%	(5.07)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.58% J	2.26%	1.75%	1.33%	2.22%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$21,452	$21,474	$33,325	$35,010	$32,215	$29,361
Portfolio turnover rate K	24% J	73%	43%	58%	39%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2015 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$14.38	$14.08	$13.17	$12.24	$13.65
Income from Investment Operations
Net investment income (loss) A,B	.03	.25	.24	.16	.27	.19
Net realized and unrealized gain (loss)	.65	(2.20)	.80	1.56	1.85	(.86)
Total from investment operations	.68	(1.95)	1.04	1.72	2.12	(.67)
Distributions from net investment income	(.14)	(.25)	(.14)	(.16)	(.26)	(.20)
Distributions from net realized gain	(.22)	(1.26)	(.60)	(.65)	(.94)	(.53)
Total distributions	(.36)	(1.51)	(.74)	(.81)	(1.19) C	(.74) C
Net asset value, end of period	$11.24	$10.92	$14.38	$14.08	$13.17	$12.24
Total Return D,E,F	6.32%	(14.66)%	7.59%	13.62%	18.21%	(5.11)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.48% I	2.16%	1.65%	1.23%	2.12%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$13,970	$16,217	$20,808	$27,209	$22,763	$11,777
Portfolio turnover rate J	24% I	73%	43%	58%	39%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2015 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$14.33	$14.04	$13.12	$12.20	$13.61
Income from Investment Operations
Net investment income (loss) A,B	.02	.23	.21	.14	.25	.17
Net realized and unrealized gain (loss)	.65	(2.19)	.80	1.57	1.84	(.86)
Total from investment operations	.67	(1.96)	1.01	1.71	2.09	(.69)
Distributions from net investment income	(.14)	(.23)	(.12)	(.14)	(.23)	(.18)
Distributions from net realized gain	(.22)	(1.26)	(.60)	(.65)	(.94)	(.53)
Total distributions	(.36)	(1.49)	(.72)	(.79)	(1.17)	(.72) C
Net asset value, end of period	$11.19	$10.88	$14.33	$14.04	$13.12	$12.20
Total Return D,E,F	6.25%	(14.79)%	7.39%	13.56%	17.97%	(5.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.33% I	2.01%	1.50%	1.08%	1.97%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$25,505	$25,377	$37,143	$36,840	$38,963	$35,222
Portfolio turnover rate J	24% I	73%	43%	58%	39%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2020 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	29.4
VIP Overseas Portfolio Initial Class	14.8
Fidelity Inflation-Protected Bond Index Fund	13.8
VIP Emerging Markets Portfolio Initial Class	8.1
VIP Growth Portfolio Initial Class	6.5
VIP Growth & Income Portfolio Initial Class	4.4
VIP Contrafund Portfolio Initial Class	4.0
Fidelity Long-Term Treasury Bond Index Fund	3.5
Fidelity International Bond Index Fund	3.4
VIP Equity-Income Portfolio Initial Class	3.2
91.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	494,039	22,434,323
VIP Equity-Income Portfolio Initial Class (a)	747,391	18,296,140
VIP Growth & Income Portfolio Initial Class (a)	941,976	25,018,878
VIP Growth Portfolio Initial Class (a)	417,951	36,587,457
VIP Mid Cap Portfolio Initial Class (a)	163,871	5,784,645
VIP Value Portfolio Initial Class (a)	725,198	13,031,801
VIP Value Strategies Portfolio Initial Class (a)	419,481	6,476,792
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,122,483)		127,630,036

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	4,368,793	45,522,820
VIP Overseas Portfolio Initial Class (a)	3,364,558	83,844,787
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,343,078)		129,367,607

Bond Funds - 51.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,467,481	77,900,825
Fidelity International Bond Index Fund (a)	2,114,620	19,073,876
Fidelity Long-Term Treasury Bond Index Fund (a)	1,904,886	19,848,914
VIP High Income Portfolio Initial Class (a)	2,024,805	9,293,854
VIP Investment Grade Bond II Portfolio - Initial Class (a)	17,469,164	166,481,128
TOTAL BOND FUNDS (Cost $309,095,589)		292,598,597

Short-Term Funds - 2.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $16,587,357)	16,587,357	16,587,357

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $468,148,507)	566,183,597
NET OTHER ASSETS (LIABILITIES) - 0.0%	(88,779)
NET ASSETS - 100.0%	566,094,818

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	77,549,586	7,233,347	8,414,321	25,297	(370,498)	1,902,711	77,900,825
Fidelity International Bond Index Fund	19,337,659	1,506,086	2,223,257	161,100	(40,933)	494,321	19,073,876
Fidelity Long-Term Treasury Bond Index Fund	23,054,331	2,341,055	6,336,082	319,732	(397,601)	1,187,211	19,848,914
VIP Contrafund Portfolio Initial Class	22,185,188	1,240,759	5,061,378	213,281	1,073,308	2,996,446	22,434,323
VIP Emerging Markets Portfolio Initial Class	51,804,709	5,220,912	14,644,634	84,931	477,431	2,664,402	45,522,820
VIP Equity-Income Portfolio Initial Class	19,879,427	1,247,607	3,567,858	-	494,232	242,732	18,296,140
VIP Government Money Market Portfolio Initial Class 4.87%	13,610,366	9,659,802	6,682,811	327,694	-	-	16,587,357
VIP Growth & Income Portfolio Initial Class	25,724,174	1,899,500	5,194,370	92,809	1,232,099	1,357,475	25,018,878
VIP Growth Portfolio Initial Class	34,841,130	2,829,713	8,409,799	236,071	199,401	7,127,012	36,587,457
VIP High Income Portfolio Initial Class	9,367,555	445,080	892,625	6,306	(17,022)	390,866	9,293,854
VIP Investment Grade Bond II Portfolio - Initial Class	156,406,107	21,624,913	15,571,899	50,424	46,523	3,975,484	166,481,128
VIP Mid Cap Portfolio Initial Class	6,203,968	286,267	1,181,296	14,278	216,909	258,797	5,784,645
VIP Overseas Portfolio Initial Class	83,611,475	3,432,285	15,092,765	-	2,756,783	9,137,009	83,844,787
VIP Value Portfolio Initial Class	14,334,056	572,867	2,908,316	-	975,298	57,896	13,031,801
VIP Value Strategies Portfolio Initial Class	7,104,904	374,852	1,528,094	16,744	444,947	80,183	6,476,792
	565,014,635	59,915,045	97,709,505	1,548,667	7,090,877	31,872,545	566,183,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	127,630,036	127,630,036	-	-

International Equity Funds	129,367,607	129,367,607	-	-

Bond Funds	292,598,597	292,598,597	-	-

Short-Term Funds	16,587,357	16,587,357	-	-
Total Investments in Securities:	566,183,597	566,183,597	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $468,148,507)	$566,183,597

Total Investment in Securities (cost $468,148,507)		$566,183,597
Cash		76
Receivable for investments sold		7,818,372
Receivable for fund shares sold		155,547
Total assets		574,157,592
Liabilities
Payable for investments purchased	$7,359,053
Payable for fund shares redeemed	614,768
Distribution and service plan fees payable	88,953
Total Liabilities		8,062,774
Net Assets		$566,094,818
Net Assets consist of:
Paid in capital		$468,270,965
Total accumulated earnings (loss)		97,823,853
Net Assets		$566,094,818

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($61,950,958 ÷ 5,083,427 shares)		$12.19
Service Class :
Net Asset Value , offering price and redemption price per share ($126,486,688 ÷ 10,427,432 shares)		$12.13
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($377,657,172 ÷ 31,289,612 shares)		$12.07

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,167,984
Expenses
Distribution and service plan fees	$537,315
Independent trustees' fees and expenses	996
Total expenses before reductions	538,311
Expense reductions	(1)
Total expenses after reductions		538,310
Net Investment income (loss)		629,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	7,090,877
Capital gain distributions from underlying funds:
Affiliated issuers	380,683
Total net realized gain (loss)		7,471,560
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	31,872,545
Total change in net unrealized appreciation (depreciation)		31,872,545
Net gain (loss)		39,344,105
Net increase (decrease) in net assets resulting from operations		$39,973,779

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$629,674	$12,974,454
Net realized gain (loss)	7,471,560	(2,447,498)
Change in net unrealized appreciation (depreciation)	31,872,545	(127,606,881)
Net increase (decrease) in net assets resulting from operations	39,973,779	(117,079,925)
Distributions to shareholders	(10,488,213)	(77,888,678)

Share transactions - net increase (decrease)	(28,319,002)	1,211,478
Total increase (decrease) in net assets	1,166,564	(193,757,125)

Net Assets
Beginning of period	564,928,254	758,685,379
End of period	$566,094,818	$564,928,254

VIP Freedom 2020 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$15.42	$15.03	$14.01	$12.58	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.02	.28	.27	.17	.28	.21
Net realized and unrealized gain (loss)	.83	(2.51)	1.11	1.84	2.16	(1.01)
Total from investment operations	.85	(2.23)	1.38	2.01	2.44	(.80)
Distributions from net investment income	(.14)	(.27)	(.17)	(.18)	(.28)	(.21)
Distributions from net realized gain	(.08)	(1.36)	(.81)	(.80)	(.73)	(.44)
Total distributions	(.22)	(1.63)	(.99) C	(.99) C	(1.01)	(.65)
Net asset value, end of period	$12.19	$11.56	$15.42	$15.03	$14.01	$12.58
Total Return D,E,F	7.39%	(15.69)%	9.47%	15.06%	20.13%	(5.86)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.41% J	2.26%	1.77%	1.27%	2.08%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$61,951	$63,227	$82,875	$80,503	$74,801	$63,490
Portfolio turnover rate K	21% J	121%	34%	40%	31%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2020 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$15.37	$14.97	$13.96	$12.54	$13.99
Income from Investment Operations
Net investment income (loss) A,B	.02	.27	.25	.16	.26	.19
Net realized and unrealized gain (loss)	.82	(2.52)	1.12	1.82	2.16	(1.00)
Total from investment operations	.84	(2.25)	1.37	1.98	2.42	(.81)
Distributions from net investment income	(.14)	(.26)	(.16)	(.17)	(.27)	(.20)
Distributions from net realized gain	(.08)	(1.36)	(.81)	(.80)	(.73)	(.44)
Total distributions	(.22)	(1.61) C	(.97)	(.97)	(1.00)	(.64)
Net asset value, end of period	$12.13	$11.51	$15.37	$14.97	$13.96	$12.54
Total Return D,E,F	7.34%	(15.83)%	9.47%	14.92%	20.01%	(5.98)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.31% I	2.16%	1.67%	1.17%	1.98%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$126,487	$129,176	$167,097	$178,229	$171,842	$132,086
Portfolio turnover rate J	21% I	121%	34%	40%	31%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2020 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$15.31	$14.92	$13.92	$12.50	$13.94
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.23	.14	.24	.17
Net realized and unrealized gain (loss)	.82	(2.51)	1.11	1.81	2.16	(.99)
Total from investment operations	.83	(2.26)	1.34	1.95	2.40	(.82)
Distributions from net investment income	(.14)	(.24)	(.13)	(.14)	(.25)	(.18)
Distributions from net realized gain	(.08)	(1.36)	(.81)	(.80)	(.73)	(.44)
Total distributions	(.22)	(1.59) C	(.95) C	(.95) C	(.98)	(.62)
Net asset value, end of period	$12.07	$11.46	$15.31	$14.92	$13.92	$12.50
Total Return D,E,F	7.28%	(15.97)%	9.26%	14.72%	19.88%	(6.08)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.16% I	2.01%	1.51%	1.02%	1.83%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$377,657	$372,526	$508,713	$522,637	$506,978	$464,178
Portfolio turnover rate J	21% I	121%	34%	40%	31%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2025 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	24.7
VIP Overseas Portfolio Initial Class	17.0
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio Initial Class	8.8
VIP Growth Portfolio Initial Class	7.7
VIP Growth & Income Portfolio Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Contrafund Portfolio Initial Class	4.7
VIP Equity-Income Portfolio Initial Class	3.9
Fidelity International Bond Index Fund	3.3
92.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	351,695	15,970,470
VIP Equity-Income Portfolio Initial Class (a)	532,073	13,025,151
VIP Growth & Income Portfolio Initial Class (a)	670,589	17,810,854
VIP Growth Portfolio Initial Class (a)	297,543	26,046,946
VIP Mid Cap Portfolio Initial Class (a)	116,665	4,118,289
VIP Value Portfolio Initial Class (a)	516,302	9,277,938
VIP Value Strategies Portfolio Initial Class (a)	298,650	4,611,157
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,501,242)		90,860,805

International Equity Funds - 25.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,861,876	29,820,751
VIP Overseas Portfolio Initial Class (a)	2,291,628	57,107,371
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,199,415)		86,928,122

Bond Funds - 46.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,235,606	38,967,576
Fidelity International Bond Index Fund (a)	1,242,484	11,207,204
Fidelity Long-Term Treasury Bond Index Fund (a)	1,619,442	16,874,581
VIP High Income Portfolio Initial Class (a)	1,203,920	5,525,992
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,726,538	83,163,913
TOTAL BOND FUNDS (Cost $167,733,729)		155,739,266

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $3,355,168)	3,355,168	3,355,168

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $302,789,554)	336,883,361
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,120)
NET ASSETS - 100.0%	336,850,241

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	36,511,027	6,628,952	4,875,298	14,432	(155,217)	858,112	38,967,576
Fidelity International Bond Index Fund	10,731,106	1,822,104	1,596,572	94,480	(28,522)	279,088	11,207,204
Fidelity Long-Term Treasury Bond Index Fund	17,712,275	2,721,599	4,103,636	259,483	(569,562)	1,113,905	16,874,581
VIP Contrafund Portfolio Initial Class	15,077,751	1,862,629	3,846,019	142,325	14,451	2,861,658	15,970,470
VIP Emerging Markets Portfolio Initial Class	32,281,998	5,238,720	9,729,564	52,885	(606,044)	2,635,641	29,820,751
VIP Equity-Income Portfolio Initial Class	13,510,784	1,677,722	2,703,167	-	87,159	452,653	13,025,151
VIP Government Money Market Portfolio Initial Class 4.87%	2,318,777	3,632,646	2,596,255	62,026	-	-	3,355,168
VIP Growth & Income Portfolio Initial Class	17,483,246	2,443,439	3,950,239	62,634	192,090	1,642,318	17,810,854
VIP Growth Portfolio Initial Class	23,679,396	3,736,494	6,554,664	157,529	(153,781)	5,339,501	26,046,946
VIP High Income Portfolio Initial Class	5,371,623	645,014	711,745	3,583	(8,982)	230,082	5,525,992
VIP Investment Grade Bond II Portfolio - Initial Class	75,863,833	16,222,839	10,851,312	24,275	(3,929)	1,932,482	83,163,913
VIP Mid Cap Portfolio Initial Class	4,216,413	496,004	932,954	9,628	29,160	309,666	4,118,289
VIP Overseas Portfolio Initial Class	54,540,086	5,868,402	11,268,883	-	(756,461)	8,724,227	57,107,371
VIP Value Portfolio Initial Class	9,741,854	1,038,688	2,248,892	-	295,587	450,701	9,277,938
VIP Value Strategies Portfolio Initial Class	4,828,725	593,500	1,190,590	11,295	151,079	228,443	4,611,157
	323,868,894	54,628,752	67,159,790	894,575	(1,512,972)	27,058,477	336,883,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	90,860,805	90,860,805	-	-

International Equity Funds	86,928,122	86,928,122	-	-

Bond Funds	155,739,266	155,739,266	-	-

Short-Term Funds	3,355,168	3,355,168	-	-
Total Investments in Securities:	336,883,361	336,883,361	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $302,789,554)	$336,883,361

Total Investment in Securities (cost $302,789,554)		$336,883,361
Cash		3,462
Receivable for investments sold		4,534,027
Receivable for fund shares sold		219,797
Total assets		341,640,647
Liabilities
Payable for investments purchased	$4,298,813
Payable for fund shares redeemed	454,955
Distribution and service plan fees payable	36,638
Total Liabilities		4,790,406
Net Assets		$336,850,241
Net Assets consist of:
Paid in capital		$311,835,904
Total accumulated earnings (loss)		25,014,337
Net Assets		$336,850,241

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($55,954,116 ÷ 3,802,387 shares)		$14.72
Service Class :
Net Asset Value , offering price and redemption price per share ($173,287,889 ÷ 11,823,379 shares)		$14.66
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($107,608,236 ÷ 7,395,368 shares)		$14.55

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$513,892
Expenses
Distribution and service plan fees	$220,802
Independent trustees' fees and expenses	575
Total expenses before reductions	221,377
Expense reductions	(11)
Total expenses after reductions		221,366
Net Investment income (loss)		292,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,512,972)
Capital gain distributions from underlying funds:
Affiliated issuers	380,683
Total net realized gain (loss)		(1,132,289)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	27,058,477
Total change in net unrealized appreciation (depreciation)		27,058,477
Net gain (loss)		25,926,188
Net increase (decrease) in net assets resulting from operations		$26,218,714

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$292,526	$6,957,231
Net realized gain (loss)	(1,132,289)	(6,505,993)
Change in net unrealized appreciation (depreciation)	27,058,477	(64,956,862)
Net increase (decrease) in net assets resulting from operations	26,218,714	(64,505,624)
Distributions to shareholders	(3,080,157)	(27,327,030)

Share transactions - net increase (decrease)	(10,123,922)	25,960,042
Total increase (decrease) in net assets	13,014,635	(65,872,612)

Net Assets
Beginning of period	323,835,606	389,708,218
End of period	$336,850,241	$323,835,606

VIP Freedom 2025 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.73	$17.82	$16.84	$15.34	$13.21	$14.64
Income from Investment Operations
Net investment income (loss) A,B	.02	.32	.32	.20	.30	.23
Net realized and unrealized gain (loss)	1.11	(3.10)	1.47	2.16	2.53	(1.17)
Total from investment operations	1.13	(2.78)	1.79	2.36	2.83	(.94)
Distributions from net investment income	(.14)	(.31)	(.19)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(1.00)	(.62)	(.67)	(.41)	(.28)
Total distributions	(.14)	(1.31)	(.81)	(.86)	(.70) C	(.49)
Net asset value, end of period	$14.72	$13.73	$17.82	$16.84	$15.34	$13.21
Total Return D,E,F	8.23%	(16.43)%	10.83%	15.95%	21.86%	(6.52)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.31% J	2.19%	1.82%	1.33%	2.04%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$55,954	$45,943	$59,715	$55,624	$47,253	$38,096
Portfolio turnover rate K	33% J	73%	32%	61%	51%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2025 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$17.76	$16.79	$15.30	$13.18	$14.61
Income from Investment Operations
Net investment income (loss) A,B	.01	.30	.30	.18	.28	.21
Net realized and unrealized gain (loss)	1.11	(3.08)	1.46	2.15	2.53	(1.16)
Total from investment operations	1.12	(2.78)	1.76	2.33	2.81	(.95)
Distributions from net investment income	(.14)	(.29)	(.17)	(.18)	(.28)	(.19)
Distributions from net realized gain	-	(1.00)	(.62)	(.67)	(.41)	(.28)
Total distributions	(.14)	(1.30) C	(.79)	(.84) C	(.69)	(.48) C
Net asset value, end of period	$14.66	$13.68	$17.76	$16.79	$15.30	$13.18
Total Return D,E,F	8.19%	(16.51)%	10.71%	15.83%	21.70%	(6.61)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.21% I	2.09%	1.72%	1.23%	1.94%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$173,288	$174,000	$199,248	$147,904	$96,430	$79,033
Portfolio turnover rate J	33% I	73%	32%	61%	51%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2025 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.59	$17.65	$16.69	$15.21	$13.11	$14.54
Income from Investment Operations
Net investment income (loss) A,B	- C	.28	.27	.16	.26	.19
Net realized and unrealized gain (loss)	1.10	(3.07)	1.46	2.14	2.51	(1.16)
Total from investment operations	1.10	(2.79)	1.73	2.30	2.77	(.97)
Distributions from net investment income	(.14)	(.27)	(.15)	(.15)	(.26)	(.18)
Distributions from net realized gain	-	(1.00)	(.62)	(.67)	(.41)	(.28)
Total distributions	(.14)	(1.27)	(.77)	(.82)	(.67)	(.46)
Net asset value, end of period	$14.55	$13.59	$17.65	$16.69	$15.21	$13.11
Total Return D,E,F	8.10%	(16.64)%	10.55%	15.68%	21.51%	(6.78)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.06% I	1.94%	1.57%	1.08%	1.79%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$107,608	$103,892	$130,746	$112,114	$97,802	$69,234
Portfolio turnover rate J	33% I	73%	32%	61%	51%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2030 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Initial Class	21.9
VIP Overseas Portfolio Initial Class	18.8
VIP Emerging Markets Portfolio Initial Class	9.6
VIP Growth Portfolio Initial Class	8.9
Fidelity Inflation-Protected Bond Index Fund	7.9
VIP Growth & Income Portfolio Initial Class	6.1
VIP Contrafund Portfolio Initial Class	5.4
Fidelity Long-Term Treasury Bond Index Fund	5.4
VIP Equity-Income Portfolio Initial Class	4.4
VIP Value Portfolio Initial Class	3.1
91.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 30.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	763,093	34,652,062
VIP Equity-Income Portfolio Initial Class (a)	1,154,514	28,262,506
VIP Growth & Income Portfolio Initial Class (a)	1,455,048	38,646,087
VIP Growth Portfolio Initial Class (a)	645,619	56,517,470
VIP Mid Cap Portfolio Initial Class (a)	253,150	8,936,209
VIP Value Portfolio Initial Class (a)	1,120,320	20,132,157
VIP Value Strategies Portfolio Initial Class (a)	648,040	10,005,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $127,054,513)		197,152,231

International Equity Funds - 28.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	5,867,395	61,138,251
VIP Overseas Portfolio Initial Class (a)	4,820,726	120,132,487
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $151,657,904)		181,270,738

Bond Funds - 39.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,468,060	50,306,153
Fidelity International Bond Index Fund (a)	1,993,399	17,980,456
Fidelity Long-Term Treasury Bond Index Fund (a)	3,316,406	34,556,946
VIP High Income Portfolio Initial Class (a)	2,278,391	10,457,817
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,670,659	139,811,383
TOTAL BOND FUNDS (Cost $270,635,223)		253,112,755

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $6,349,291)	6,349,291	6,349,291

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $555,696,931)	637,885,015
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,596)
NET ASSETS - 100.0%	637,820,419

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	621,425	621,425	82	-	-	-	0.0%
Total	-	621,425	621,425	82	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	44,436,438	9,409,582	4,394,323	17,796	(96,317)	950,773	50,306,153
Fidelity International Bond Index Fund	16,438,690	2,796,243	1,646,631	145,116	(4,686)	396,840	17,980,456
Fidelity Long-Term Treasury Bond Index Fund	34,552,917	5,716,338	6,776,490	518,176	(683,546)	1,747,727	34,556,946
VIP Contrafund Portfolio Initial Class	31,277,831	3,410,145	6,060,145	307,983	147,105	5,877,126	34,652,062
VIP Emerging Markets Portfolio Initial Class	62,866,923	9,906,375	15,438,597	106,040	403,813	3,399,737	61,138,251
VIP Equity-Income Portfolio Initial Class	28,027,473	3,329,811	4,193,120	-	24,765	1,073,577	28,262,506
VIP Government Money Market Portfolio Initial Class 4.87%	4,201,322	6,648,786	4,500,817	114,605	-	-	6,349,291
VIP Growth & Income Portfolio Initial Class	36,267,672	4,465,086	5,890,102	133,807	83,496	3,719,935	38,646,087
VIP Growth Portfolio Initial Class	49,120,401	7,114,529	10,583,552	340,781	202,894	10,663,198	56,517,470
VIP High Income Portfolio Initial Class	9,732,805	1,195,617	867,187	6,703	(5,433)	402,015	10,457,817
VIP Investment Grade Bond II Portfolio - Initial Class	120,994,150	27,895,982	12,168,278	39,938	52,880	3,036,649	139,811,383
VIP Mid Cap Portfolio Initial Class	8,746,740	938,147	1,446,862	20,558	17,428	680,756	8,936,209
VIP Overseas Portfolio Initial Class	109,779,683	12,218,806	17,922,776	-	466,102	15,590,672	120,132,487
VIP Value Portfolio Initial Class	20,208,868	1,874,222	3,463,135	-	337,021	1,175,181	20,132,157
VIP Value Strategies Portfolio Initial Class	10,016,979	1,095,348	1,876,053	24,115	141,676	627,790	10,005,740
	586,668,892	98,015,017	97,228,068	1,775,618	1,087,198	49,341,976	637,885,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	197,152,231	197,152,231	-	-

International Equity Funds	181,270,738	181,270,738	-	-

Bond Funds	253,112,755	253,112,755	-	-

Short-Term Funds	6,349,291	6,349,291	-	-
Total Investments in Securities:	637,885,015	637,885,015	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $555,696,931)	$637,885,015

Total Investment in Securities (cost $555,696,931)		$637,885,015
Cash		2,826
Receivable for investments sold		7,836,222
Receivable for fund shares sold		741,858
Total assets		646,465,921
Liabilities
Payable for investments purchased	$8,226,050
Payable for fund shares redeemed	351,929
Distribution and service plan fees payable	67,523
Total Liabilities		8,645,502
Net Assets		$637,820,419
Net Assets consist of:
Paid in capital		$575,103,034
Total accumulated earnings (loss)		62,717,385
Net Assets		$637,820,419

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($129,207,486 ÷ 8,697,841 shares)		$14.86
Service Class :
Net Asset Value , offering price and redemption price per share ($299,963,356 ÷ 20,264,726 shares)		$14.80
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($208,649,577 ÷ 14,167,227 shares)		$14.73

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$954,219
Income from Fidelity Central Funds		82
Total Income		954,301
Expenses
Distribution and service plan fees	$401,129
Independent trustees' fees and expenses	1,052
Total expenses before reductions	402,181
Expense reductions	(39)
Total expenses after reductions		402,142
Net Investment income (loss)		552,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,087,198
Capital gain distributions from underlying funds:
Affiliated issuers	821,399
Total net realized gain (loss)		1,908,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	49,341,976
Total change in net unrealized appreciation (depreciation)		49,341,976
Net gain (loss)		51,250,573
Net increase (decrease) in net assets resulting from operations		$51,802,732

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$552,159	$11,017,348
Net realized gain (loss)	1,908,597	(17,349,076)
Change in net unrealized appreciation (depreciation)	49,341,976	(111,037,986)
Net increase (decrease) in net assets resulting from operations	51,802,732	(117,369,714)
Distributions to shareholders	(3,798,410)	(50,805,872)

Share transactions - net increase (decrease)	3,209,157	78,950,611
Total increase (decrease) in net assets	51,213,479	(89,224,975)

Net Assets
Beginning of period	586,606,940	675,831,915
End of period	$637,820,419	$586,606,940

VIP Freedom 2030 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$17.93	$16.83	$15.28	$12.98	$14.67
Income from Investment Operations
Net investment income (loss) A,B	.02	.29	.31	.19	.30	.20
Net realized and unrealized gain (loss)	1.21	(3.16)	1.72	2.28	2.80	(1.32)
Total from investment operations	1.23	(2.87)	2.03	2.47	3.10	(1.12)
Distributions from net investment income	(.09)	(.29)	(.19)	(.19)	(.29)	(.20)
Distributions from net realized gain	-	(1.05)	(.74)	(.74)	(.51)	(.37)
Total distributions	(.09)	(1.34)	(.93)	(.92) C	(.80)	(.57)
Net asset value, end of period	$14.86	$13.72	$17.93	$16.83	$15.28	$12.98
Total Return D,E,F	8.98%	(16.87)%	12.37%	16.89%	24.43%	(7.78)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.31% J	1.96%	1.77%	1.31%	2.09%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$129,207	$116,986	$138,193	$113,727	$93,564	$71,004
Portfolio turnover rate K	32% J	76%	28%	46%	30%	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2030 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$17.88	$16.79	$15.25	$12.95	$14.64
Income from Investment Operations
Net investment income (loss) A,B	.02	.27	.29	.18	.29	.19
Net realized and unrealized gain (loss)	1.19	(3.14)	1.72	2.27	2.79	(1.32)
Total from investment operations	1.21	(2.87)	2.01	2.45	3.08	(1.13)
Distributions from net investment income	(.09)	(.28)	(.18)	(.17)	(.28)	(.19)
Distributions from net realized gain	-	(1.05)	(.74)	(.74)	(.51)	(.37)
Total distributions	(.09)	(1.33)	(.92)	(.91)	(.78) C	(.56)
Net asset value, end of period	$14.80	$13.68	$17.88	$16.79	$15.25	$12.95
Total Return D,E,F	8.86%	(16.94)%	12.24%	16.76%	24.37%	(7.88)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.21% I	1.86%	1.67%	1.21%	1.99%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$299,963	$271,187	$294,595	$225,149	$168,105	$121,155
Portfolio turnover rate J	32% I	76%	28%	46%	30%	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2030 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.62	$17.81	$16.73	$15.19	$12.91	$14.60
Income from Investment Operations
Net investment income (loss) A,B	- C	.25	.27	.16	.26	.17
Net realized and unrealized gain (loss)	1.20	(3.14)	1.70	2.26	2.78	(1.32)
Total from investment operations	1.20	(2.89)	1.97	2.42	3.04	(1.15)
Distributions from net investment income	(.09)	(.26)	(.15)	(.15)	(.26)	(.17)
Distributions from net realized gain	-	(1.05)	(.74)	(.74)	(.51)	(.37)
Total distributions	(.09)	(1.30) D	(.89)	(.88) D	(.76) D	(.54)
Net asset value, end of period	$14.73	$13.62	$17.81	$16.73	$15.19	$12.91
Total Return E,F,G	8.83%	(17.09)%	12.07%	16.64%	24.11%	(8.05)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.06% J	1.71%	1.52%	1.06%	1.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$208,650	$198,433	$243,043	$193,997	$173,271	$130,567
Portfolio turnover rate K	32% J	76%	28%	46%	30%	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2035 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	22.4
VIP Investment Grade Bond II Portfolio - Initial Class	14.3
VIP Growth Portfolio Initial Class	11.0
VIP Emerging Markets Portfolio Initial Class	11.0
VIP Growth & Income Portfolio Initial Class	7.5
VIP Contrafund Portfolio Initial Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	5.8
VIP Equity-Income Portfolio Initial Class	5.5
VIP Value Portfolio Initial Class	3.9
Fidelity Inflation-Protected Bond Index Fund	3.2
91.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	385,068	17,485,954
VIP Equity-Income Portfolio Initial Class (a)	582,602	14,262,096
VIP Growth & Income Portfolio Initial Class (a)	734,257	19,501,864
VIP Growth Portfolio Initial Class (a)	325,805	28,520,981
VIP Mid Cap Portfolio Initial Class (a)	127,751	4,509,620
VIP Value Portfolio Initial Class (a)	565,374	10,159,771
VIP Value Strategies Portfolio Initial Class (a)	327,037	5,049,446
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,345,854)		99,489,732

International Equity Funds - 33.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,726,080	28,405,749
VIP Overseas Portfolio Initial Class (a)	2,333,353	58,147,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,567,603)		86,552,906

Bond Funds - 27.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	896,942	8,251,870
Fidelity International Bond Index Fund (a)	663,933	5,988,675
Fidelity Long-Term Treasury Bond Index Fund (a)	1,450,996	15,119,382
VIP High Income Portfolio Initial Class (a)	924,963	4,245,580
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,882,927	37,004,292
TOTAL BOND FUNDS (Cost $75,227,740)		70,609,799

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $2,577,729)	2,577,729	2,577,729

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $240,718,926)	259,230,166
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,287)
NET ASSETS - 100.0%	259,196,879

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,493,554	2,416,589	776,703	-	(21,495)	139,925	8,251,870
Fidelity International Bond Index Fund	4,940,348	1,439,542	511,091	46,312	(997)	120,873	5,988,675
Fidelity Long-Term Treasury Bond Index Fund	13,503,571	3,821,185	2,586,147	215,212	(345,071)	725,844	15,119,382
VIP Contrafund Portfolio Initial Class	14,469,135	2,820,136	2,761,067	145,650	33,702	2,924,048	17,485,954
VIP Emerging Markets Portfolio Initial Class	26,356,461	6,248,196	5,837,392	45,648	(466,529)	2,105,013	28,405,749
VIP Equity-Income Portfolio Initial Class	12,964,481	2,644,268	1,897,919	-	(1,575)	552,841	14,262,096
VIP Government Money Market Portfolio Initial Class 4.87%	1,545,066	2,772,771	1,740,108	44,936	-	-	2,577,729
VIP Growth & Income Portfolio Initial Class	16,777,656	3,514,317	2,650,240	63,040	32,793	1,827,338	19,501,864
VIP Growth Portfolio Initial Class	22,726,322	5,593,305	5,156,593	156,647	135,414	5,222,533	28,520,981
VIP High Income Portfolio Initial Class	3,579,302	860,651	345,653	2,516	(2,208)	153,488	4,245,580
VIP Investment Grade Bond II Portfolio - Initial Class	25,643,543	13,833,640	3,106,972	8,785	(20,640)	654,721	37,004,292
VIP Mid Cap Portfolio Initial Class	4,045,802	804,520	684,578	9,677	(15,405)	359,281	4,509,620
VIP Overseas Portfolio Initial Class	48,624,640	9,720,483	7,536,158	-	180,807	7,157,385	58,147,157
VIP Value Portfolio Initial Class	9,347,871	1,695,517	1,628,669	-	42,624	702,428	10,159,771
VIP Value Strategies Portfolio Initial Class	4,633,428	937,728	901,327	11,356	36,636	342,981	5,049,446
	215,651,180	59,122,848	38,120,617	749,779	(411,944)	22,988,699	259,230,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	99,489,732	99,489,732	-	-

International Equity Funds	86,552,906	86,552,906	-	-

Bond Funds	70,609,799	70,609,799	-	-

Short-Term Funds	2,577,729	2,577,729	-	-
Total Investments in Securities:	259,230,166	259,230,166	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $240,718,926)	$259,230,166

Total Investment in Securities (cost $240,718,926)		$259,230,166
Cash		9
Receivable for investments sold		3,150,828
Receivable for fund shares sold		122,957
Total assets		262,503,960
Liabilities
Payable for investments purchased	$3,175,472
Payable for fund shares redeemed	98,265
Distribution and service plan fees payable	33,344
Total Liabilities		3,307,081
Net Assets		$259,196,879
Net Assets consist of:
Paid in capital		$245,440,342
Total accumulated earnings (loss)		13,756,537
Net Assets		$259,196,879

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($21,187,614 ÷ 848,706 shares)		$24.96
Service Class :
Net Asset Value , offering price and redemption price per share ($128,136,927 ÷ 5,151,483 shares)		$24.87
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($109,872,338 ÷ 4,449,748 shares)		$24.69

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$361,728
Expenses
Distribution and service plan fees	$188,174
Independent trustees' fees and expenses	396
Total expenses before reductions	188,570
Expense reductions	(1)
Total expenses after reductions		188,569
Net Investment income (loss)		173,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(411,944)
Capital gain distributions from underlying funds:
Affiliated issuers	388,051
Total net realized gain (loss)		(23,893)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	22,988,699
Total change in net unrealized appreciation (depreciation)		22,988,699
Net gain (loss)		22,964,806
Net increase (decrease) in net assets resulting from operations		$23,137,965

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,159	$3,152,937
Net realized gain (loss)	(23,893)	(3,119,977)
Change in net unrealized appreciation (depreciation)	22,988,699	(41,091,049)
Net increase (decrease) in net assets resulting from operations	23,137,965	(41,058,089)
Distributions to shareholders	(1,016,278)	(17,522,624)

Share transactions - net increase (decrease)	21,445,676	61,280,389
Total increase (decrease) in net assets	43,567,363	2,699,676

Net Assets
Beginning of period	215,629,516	212,929,840
End of period	$259,196,879	$215,629,516

VIP Freedom 2035 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.71	$30.05	$27.34	$24.35	$20.07	$22.88
Income from Investment Operations
Net investment income (loss) A,B	.04	.40	.45	.28	.48	.29
Net realized and unrealized gain (loss)	2.32	(5.43)	3.69	4.01	4.92	(2.39)
Total from investment operations	2.36	(5.03)	4.14	4.29	5.40	(2.10)
Distributions from net investment income	(.06)	(.42)	(.30)	(.27)	(.41)	(.26)
Distributions from net realized gain	(.05)	(1.89)	(1.13)	(1.04)	(.71)	(.45)
Total distributions	(.11)	(2.31)	(1.43)	(1.30) C	(1.12)	(.71)
Net asset value, end of period	$24.96	$22.71	$30.05	$27.34	$24.35	$20.07
Total Return D,E,F	10.39%	(17.69)%	15.46%	18.28%	27.49%	(9.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.30% J	1.68%	1.53%	1.20%	2.13%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$21,188	$18,619	$17,426	$17,852	$12,846	$7,977
Portfolio turnover rate K	32% J	49%	34%	55%	29%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2035 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.64	$29.96	$27.27	$24.30	$20.04	$22.84
Income from Investment Operations
Net investment income (loss) A,B	.02	.38	.42	.26	.46	.27
Net realized and unrealized gain (loss)	2.32	(5.42)	3.67	3.99	4.90	(2.38)
Total from investment operations	2.34	(5.04)	4.09	4.25	5.36	(2.11)
Distributions from net investment income	(.06)	(.40)	(.27)	(.25)	(.39)	(.25)
Distributions from net realized gain	(.05)	(1.89)	(1.13)	(1.04)	(.71)	(.45)
Total distributions	(.11)	(2.28) C	(1.40)	(1.28) C	(1.10)	(.69) C
Net asset value, end of period	$24.87	$22.64	$29.96	$27.27	$24.30	$20.04
Total Return D,E,F	10.33%	(17.75)%	15.32%	18.15%	27.33%	(9.36)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20% I	1.58%	1.43%	1.10%	2.03%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$128,137	$98,376	$82,275	$51,598	$30,573	$12,303
Portfolio turnover rate J	32% I	49%	34%	55%	29%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2035 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.49	$29.78	$27.11	$24.17	$19.94	$22.73
Income from Investment Operations
Net investment income (loss) A,B	.01	.34	.37	.22	.42	.24
Net realized and unrealized gain (loss)	2.30	(5.38)	3.66	3.97	4.88	(2.37)
Total from investment operations	2.31	(5.04)	4.03	4.19	5.30	(2.13)
Distributions from net investment income	(.06)	(.36)	(.23)	(.21)	(.36)	(.22)
Distributions from net realized gain	(.05)	(1.89)	(1.13)	(1.04)	(.71)	(.45)
Total distributions	(.11)	(2.25)	(1.36)	(1.25)	(1.07)	(.66) C
Net asset value, end of period	$24.69	$22.49	$29.78	$27.11	$24.17	$19.94
Total Return D,E,F	10.27%	(17.89)%	15.18%	17.96%	27.13%	(9.50)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05% I	1.43%	1.28%	.95%	1.88%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$109,872	$98,634	$113,228	$87,124	$71,380	$45,013
Portfolio turnover rate J	32% I	49%	34%	55%	29%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2040 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	26.3
VIP Growth Portfolio Initial Class	13.3
VIP Emerging Markets Portfolio Initial Class	12.4
VIP Growth & Income Portfolio Initial Class	9.1
VIP Contrafund Portfolio Initial Class	8.2
VIP Equity-Income Portfolio Initial Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Investment Grade Bond II Portfolio - Initial Class	4.8
VIP Value Portfolio Initial Class	4.7
VIP Value Strategies Portfolio Initial Class	2.4
93.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 46.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	449,824	20,426,510
VIP Equity-Income Portfolio Initial Class (a)	680,625	16,661,698
VIP Growth & Income Portfolio Initial Class (a)	857,764	22,782,216
VIP Growth Portfolio Initial Class (a)	380,598	33,317,524
VIP Mid Cap Portfolio Initial Class (a)	149,244	5,268,328
VIP Value Portfolio Initial Class (a)	660,493	11,869,056
VIP Value Strategies Portfolio Initial Class (a)	382,054	5,898,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $94,039,424)		116,224,252

International Equity Funds - 38.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,990,125	31,157,107
VIP Overseas Portfolio Initial Class (a)	2,643,547	65,877,203
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,685,326)		97,034,310

Bond Funds - 13.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	579,518	5,331,566
Fidelity International Bond Index Fund (a)	330,332	2,979,595
Fidelity Long-Term Treasury Bond Index Fund (a)	1,331,815	13,877,510
VIP High Income Portfolio Initial Class (a)	146,219	671,147
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,268,577	12,089,535
TOTAL BOND FUNDS (Cost $37,672,378)		34,949,353

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $2,489,978)	2,489,978	2,489,978

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $224,887,106)	250,697,893
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,995)
NET ASSETS - 100.0%	250,677,898

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,337,525	1,448,011	537,978	-	(15,721)	99,729	5,331,566
Fidelity International Bond Index Fund	1,988,506	1,105,021	165,345	21,200	(1,341)	52,754	2,979,595
Fidelity Long-Term Treasury Bond Index Fund	12,059,389	3,698,348	2,237,151	196,291	(286,931)	643,855	13,877,510
VIP Contrafund Portfolio Initial Class	16,234,102	3,517,235	2,721,773	167,909	(25,915)	3,422,861	20,426,510
VIP Emerging Markets Portfolio Initial Class	27,632,686	7,375,155	5,551,119	49,580	(283,964)	1,984,349	31,157,107
VIP Equity-Income Portfolio Initial Class	14,547,149	3,320,304	1,821,761	-	(8,738)	624,744	16,661,698
VIP Government Money Market Portfolio Initial Class 4.87%	1,446,761	2,694,717	1,651,500	42,864	-	-	2,489,978
VIP Growth & Income Portfolio Initial Class	18,823,995	4,380,490	2,535,753	72,968	26,500	2,086,984	22,782,216
VIP Growth Portfolio Initial Class	25,494,691	6,804,156	5,115,265	173,001	3,215	6,130,727	33,317,524
VIP High Income Portfolio Initial Class	548,460	142,257	43,146	397	(218)	23,794	671,147
VIP Investment Grade Bond II Portfolio - Initial Class	5,507,299	7,266,538	823,682	2,017	(4,165)	143,545	12,089,535
VIP Mid Cap Portfolio Initial Class	4,539,707	996,288	655,009	11,197	(12,615)	399,957	5,268,328
VIP Overseas Portfolio Initial Class	52,998,960	12,600,390	7,908,637	-	290,235	7,896,255	65,877,203
VIP Value Portfolio Initial Class	10,488,907	2,029,705	1,479,367	-	16,820	812,991	11,869,056
VIP Value Strategies Portfolio Initial Class	5,198,999	1,123,215	844,249	13,139	8,091	412,864	5,898,920
	201,847,136	58,501,830	34,091,735	750,563	(294,747)	24,735,409	250,697,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	116,224,252	116,224,252	-	-

International Equity Funds	97,034,310	97,034,310	-	-

Bond Funds	34,949,353	34,949,353	-	-

Short-Term Funds	2,489,978	2,489,978	-	-
Total Investments in Securities:	250,697,893	250,697,893	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $224,887,106)	$250,697,893

Total Investment in Securities (cost $224,887,106)		$250,697,893
Cash		1,282
Receivable for investments sold		2,216,287
Receivable for fund shares sold		1,046,644
Total assets		253,962,106
Liabilities
Payable for investments purchased	$3,200,435
Payable for fund shares redeemed	62,455
Distribution and service plan fees payable	21,318
Total Liabilities		3,284,208
Net Assets		$250,677,898
Net Assets consist of:
Paid in capital		$230,052,581
Total accumulated earnings (loss)		20,625,317
Net Assets		$250,677,898

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($49,073,709 ÷ 2,066,543 shares)		$23.75
Service Class :
Net Asset Value , offering price and redemption price per share ($159,887,850 ÷ 6,754,536 shares)		$23.67
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($41,716,339 ÷ 1,772,920 shares)		$23.53

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$302,956
Expenses
Distribution and service plan fees	$120,238
Independent trustees' fees and expenses	377
Total expenses before reductions	120,615
Expense reductions	(26)
Total expenses after reductions		120,589
Net Investment income (loss)		182,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(294,747)
Capital gain distributions from underlying funds:
Affiliated issuers	447,607
Total net realized gain (loss)		152,860
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	24,735,409
Total change in net unrealized appreciation (depreciation)		24,735,409
Net gain (loss)		24,888,269
Net increase (decrease) in net assets resulting from operations		$25,070,636

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$182,367	$2,688,051
Net realized gain (loss)	152,860	(933,424)
Change in net unrealized appreciation (depreciation)	24,735,409	(41,754,514)
Net increase (decrease) in net assets resulting from operations	25,070,636	(39,999,887)
Distributions to shareholders	(3,495,090)	(18,183,869)

Share transactions - net increase (decrease)	27,257,178	53,620,006
Total increase (decrease) in net assets	48,832,724	(4,563,750)

Net Assets
Beginning of period	201,845,174	206,408,924
End of period	$250,677,898	$201,845,174

VIP Freedom 2040 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.58	$29.04	$25.96	$23.08	$18.94	$21.76
Income from Investment Operations
Net investment income (loss) A,B	.03	.34	.41	.24	.40	.27
Net realized and unrealized gain (loss)	2.50	(5.31)	4.11	4.02	4.88	(2.39)
Total from investment operations	2.53	(4.97)	4.52	4.26	5.28	(2.12)
Distributions from net investment income	(.04)	(.39)	(.26)	(.23)	(.39)	(.25)
Distributions from net realized gain	(.32)	(2.10)	(1.18)	(1.16)	(.75)	(.45)
Total distributions	(.36)	(2.49)	(1.44)	(1.38) C	(1.14)	(.70)
Net asset value, end of period	$23.75	$21.58	$29.04	$25.96	$23.08	$18.94
Total Return D,E,F	11.81%	(18.22)%	17.83%	19.28%	28.52%	(9.88)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.26% J	1.49%	1.45%	1.07%	1.86%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$49,074	$41,856	$45,822	$34,365	$27,284	$19,652
Portfolio turnover rate K	30% J	39%	32%	49%	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2040 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.52	$28.97	$25.91	$23.04	$18.91	$21.72
Income from Investment Operations
Net investment income (loss) A,B	.02	.32	.38	.21	.37	.25
Net realized and unrealized gain (loss)	2.49	(5.30)	4.10	4.02	4.88	(2.38)
Total from investment operations	2.51	(4.98)	4.48	4.23	5.25	(2.13)
Distributions from net investment income	(.04)	(.37)	(.24)	(.21)	(.37)	(.23)
Distributions from net realized gain	(.32)	(2.10)	(1.18)	(1.16)	(.75)	(.45)
Total distributions	(.36)	(2.47)	(1.42)	(1.36) C	(1.12)	(.68)
Net asset value, end of period	$23.67	$21.52	$28.97	$25.91	$23.04	$18.91
Total Return D,E,F	11.75%	(18.30)%	17.68%	19.16%	28.39%	(9.94)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.16% I	1.39%	1.35%	.97%	1.76%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$159,888	$124,508	$119,062	$85,197	$63,170	$48,429
Portfolio turnover rate J	30% I	39%	32%	49%	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2040 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.41	$28.83	$25.80	$22.95	$18.84	$21.65
Income from Investment Operations
Net investment income (loss) A,B	- C	.28	.33	.18	.34	.22
Net realized and unrealized gain (loss)	2.48	(5.26)	4.08	4.00	4.86	(2.38)
Total from investment operations	2.48	(4.98)	4.41	4.18	5.20	(2.16)
Distributions from net investment income	(.04)	(.33)	(.20)	(.17)	(.34)	(.20)
Distributions from net realized gain	(.32)	(2.10)	(1.18)	(1.15)	(.75)	(.45)
Total distributions	(.36)	(2.44) D	(1.38)	(1.33) D	(1.09)	(.65)
Net asset value, end of period	$23.53	$21.41	$28.83	$25.80	$22.95	$18.84
Total Return E,F,G	11.66%	(18.41)%	17.50%	18.99%	28.23%	(10.12)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.01% J	1.24%	1.20%	.82%	1.61%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$41,716	$35,481	$41,525	$30,980	$23,721	$15,391
Portfolio turnover rate K	30% J	39%	32%	49%	36%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2045 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	27.3
VIP Growth Portfolio Initial Class	13.9
VIP Emerging Markets Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	9.5
VIP Contrafund Portfolio Initial Class	8.5
VIP Equity-Income Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Initial Class	5.0
VIP Value Strategies Portfolio Initial Class	2.5
VIP Mid Cap Portfolio Initial Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	239,456	10,873,675
VIP Equity-Income Portfolio Initial Class (a)	362,320	8,869,598
VIP Growth & Income Portfolio Initial Class (a)	456,620	12,127,818
VIP Growth Portfolio Initial Class (a)	202,607	17,736,218
VIP Mid Cap Portfolio Initial Class (a)	79,450	2,804,587
VIP Value Portfolio Initial Class (a)	351,610	6,318,440
VIP Value Strategies Portfolio Initial Class (a)	203,386	3,140,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,243,634)		61,870,614

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,570,406	16,363,634
VIP Overseas Portfolio Initial Class (a)	1,397,844	34,834,275
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $48,053,496)		51,197,909

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	294,943	2,713,473
Fidelity International Bond Index Fund (a)	77,058	695,065
Fidelity Long-Term Treasury Bond Index Fund (a)	677,840	7,063,089
VIP High Income Portfolio Initial Class (a)	74,418	341,577
VIP Investment Grade Bond II Portfolio - Initial Class (a)	260,391	2,481,527
TOTAL BOND FUNDS (Cost $14,645,776)		13,294,731

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $1,267,290)	1,267,290	1,267,290

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $115,210,196)	127,630,544
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,245)
NET ASSETS - 100.0%	127,611,299

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,243,834	692,743	265,326	-	(11,355)	53,577	2,713,473
Fidelity International Bond Index Fund	577,290	145,997	42,366	5,402	(293)	14,437	695,065
Fidelity Long-Term Treasury Bond Index Fund	6,238,707	1,668,168	1,026,765	91,186	(164,053)	347,032	7,063,089
VIP Contrafund Portfolio Initial Class	8,649,739	1,555,887	1,122,411	87,491	6,474	1,783,986	10,873,675
VIP Emerging Markets Portfolio Initial Class	14,575,329	3,425,818	2,548,526	25,472	(75,112)	986,125	16,363,634
VIP Equity-Income Portfolio Initial Class	7,750,902	1,543,868	758,856	-	4,431	329,253	8,869,598
VIP Government Money Market Portfolio Initial Class 4.87%	748,462	1,354,703	835,875	21,716	-	-	1,267,290
VIP Growth & Income Portfolio Initial Class	10,029,666	2,040,817	1,062,765	37,878	23,475	1,096,625	12,127,818
VIP Growth Portfolio Initial Class	13,583,940	3,179,147	2,265,228	96,682	52,446	3,185,913	17,736,218
VIP High Income Portfolio Initial Class	283,720	65,435	19,645	200	(158)	12,225	341,577
VIP Investment Grade Bond II Portfolio - Initial Class	837,385	1,853,256	230,569	282	(72)	21,527	2,481,527
VIP Mid Cap Portfolio Initial Class	2,418,825	467,188	288,436	5,812	(2,841)	209,851	2,804,587
VIP Overseas Portfolio Initial Class	28,112,666	6,013,643	3,570,004	-	90,351	4,187,619	34,834,275
VIP Value Portfolio Initial Class	5,588,640	933,760	647,998	-	14,467	429,571	6,318,440
VIP Value Strategies Portfolio Initial Class	2,770,104	509,772	365,541	6,818	7,978	217,965	3,140,278
	104,409,209	25,450,202	15,050,311	378,939	(54,262)	12,875,706	127,630,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	61,870,614	61,870,614	-	-

International Equity Funds	51,197,909	51,197,909	-	-

Bond Funds	13,294,731	13,294,731	-	-

Short-Term Funds	1,267,290	1,267,290	-	-
Total Investments in Securities:	127,630,544	127,630,544	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $115,210,196)	$127,630,544

Total Investment in Securities (cost $115,210,196)		$127,630,544
Cash		900
Receivable for investments sold		862,417
Receivable for fund shares sold		276,293
Total assets		128,770,154
Liabilities
Payable for investments purchased	$1,073,097
Payable for fund shares redeemed	65,591
Distribution and service plan fees payable	20,167
Total Liabilities		1,158,855
Net Assets		$127,611,299
Net Assets consist of:
Paid in capital		$118,418,096
Total accumulated earnings (loss)		9,193,203
Net Assets		$127,611,299

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($9,521,018 ÷ 397,228 shares)		$23.97
Service Class :
Net Asset Value , offering price and redemption price per share ($32,538,751 ÷ 1,362,335 shares)		$23.88
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($85,551,530 ÷ 3,605,712 shares)		$23.73

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$145,912
Expenses
Distribution and service plan fees	$113,519
Independent trustees' fees and expenses	193
Total expenses before reductions	113,712
Expense reductions	(17)
Total expenses after reductions		113,695
Net Investment income (loss)		32,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(54,262)
Capital gain distributions from underlying funds:
Affiliated issuers	233,027
Total net realized gain (loss)		178,765
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	12,875,706
Total change in net unrealized appreciation (depreciation)		12,875,706
Net gain (loss)		13,054,471
Net increase (decrease) in net assets resulting from operations		$13,086,688

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,217	$1,322,004
Net realized gain (loss)	178,765	(853,218)
Change in net unrealized appreciation (depreciation)	12,875,706	(21,362,869)
Net increase (decrease) in net assets resulting from operations	13,086,688	(20,894,083)
Distributions to shareholders	(1,973,833)	(9,640,257)

Share transactions - net increase (decrease)	12,096,653	27,456,282
Total increase (decrease) in net assets	23,209,508	(3,078,058)

Net Assets
Beginning of period	104,401,791	107,479,849
End of period	$127,611,299	$104,401,791

VIP Freedom 2045 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.76	$29.30	$26.09	$23.08	$18.91	$21.64
Income from Investment Operations
Net investment income (loss) A,B	.03	.34	.40	.25	.43	.27
Net realized and unrealized gain (loss)	2.59	(5.35)	4.16	4.03	4.85	(2.39)
Total from investment operations	2.62	(5.01)	4.56	4.28	5.28	(2.12)
Distributions from net investment income	(.04)	(.38)	(.27)	(.22)	(.37)	(.25)
Distributions from net realized gain	(.36)	(2.15)	(1.08)	(1.05)	(.74)	(.37)
Total distributions	(.41) C	(2.53)	(1.35)	(1.27)	(1.11)	(.61) C
Net asset value, end of period	$23.97	$21.76	$29.30	$26.09	$23.08	$18.91
Total Return D,E,F	12.11%	(18.21)%	17.83%	19.27%	28.57%	(9.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.25% J	1.50%	1.42%	1.12%	2.01%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$9,521	$7,366	$6,866	$5,282	$3,686	$2,583
Portfolio turnover rate K	26% J	39%	29%	38%	25%	42%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2045 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.69	$29.22	$26.03	$23.03	$18.88	$21.61
Income from Investment Operations
Net investment income (loss) A,B	.02	.32	.37	.23	.41	.24
Net realized and unrealized gain (loss)	2.58	(5.34)	4.14	4.02	4.83	(2.37)
Total from investment operations	2.60	(5.02)	4.51	4.25	5.24	(2.13)
Distributions from net investment income	(.04)	(.36)	(.24)	(.21)	(.35)	(.23)
Distributions from net realized gain	(.36)	(2.15)	(1.08)	(1.05)	(.74)	(.37)
Total distributions	(.41) C	(2.51)	(1.32)	(1.25) C	(1.09)	(.60)
Net asset value, end of period	$23.88	$21.69	$29.22	$26.03	$23.03	$18.88
Total Return D,E,F	12.06%	(18.30)%	17.69%	19.18%	28.40%	(9.97)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.15% I	1.40%	1.32%	1.02%	1.91%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$32,539	$23,628	$22,218	$13,322	$7,345	$3,900
Portfolio turnover rate J	26% I	39%	29%	38%	25%	42%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2045 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.57	$29.07	$25.90	$22.93	$18.80	$21.52
Income from Investment Operations
Net investment income (loss) A,B	- C	.28	.33	.19	.37	.21
Net realized and unrealized gain (loss)	2.57	(5.30)	4.12	4.00	4.82	(2.37)
Total from investment operations	2.57	(5.02)	4.45	4.19	5.19	(2.16)
Distributions from net investment income	(.04)	(.33)	(.20)	(.17)	(.33)	(.20)
Distributions from net realized gain	(.36)	(2.15)	(1.08)	(1.05)	(.74)	(.37)
Total distributions	(.41) D	(2.48)	(1.28)	(1.22)	(1.06) D	(.56) D
Net asset value, end of period	$23.73	$21.57	$29.07	$25.90	$22.93	$18.80
Total Return E,F,G	11.99%	(18.42)%	17.53%	18.97%	28.25%	(10.13)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	-% J,K	1.25%	1.17%	.87%	1.76%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$85,552	$73,408	$78,396	$63,126	$45,871	$28,298
Portfolio turnover rate L	26% J	39%	29%	38%	25%	42%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2050 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	27.3
VIP Growth Portfolio Initial Class	13.9
VIP Emerging Markets Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	9.5
VIP Contrafund Portfolio Initial Class	8.5
VIP Equity-Income Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Initial Class	5.0
VIP Value Strategies Portfolio Initial Class	2.5
VIP Mid Cap Portfolio Initial Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	219,475	9,966,379
VIP Equity-Income Portfolio Initial Class (a)	332,090	8,129,554
VIP Growth & Income Portfolio Initial Class (a)	418,521	11,115,905
VIP Growth Portfolio Initial Class (a)	185,701	16,256,301
VIP Mid Cap Portfolio Initial Class (a)	72,821	2,570,581
VIP Value Portfolio Initial Class (a)	322,274	5,791,267
VIP Value Strategies Portfolio Initial Class (a)	186,417	2,878,272
TOTAL DOMESTIC EQUITY FUNDS (Cost $47,421,071)		56,708,259

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,439,384	14,998,385
VIP Overseas Portfolio Initial Class (a)	1,281,206	31,927,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,753,764)		46,926,047

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	270,335	2,487,082
Fidelity International Bond Index Fund (a)	70,629	637,076
Fidelity Long-Term Treasury Bond Index Fund (a)	621,277	6,473,704
VIP High Income Portfolio Initial Class (a)	68,209	313,080
VIP Investment Grade Bond II Portfolio - Initial Class (a)	238,667	2,274,494
TOTAL BOND FUNDS (Cost $13,386,879)		12,185,436

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $1,161,545)	1,161,545	1,161,545

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $106,723,259)	116,981,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,213)
NET ASSETS - 100.0%	116,967,074

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,050,699	627,313	229,085	-	(12,501)	50,656	2,487,082
Fidelity International Bond Index Fund	527,600	131,986	35,292	4,955	(634)	13,416	637,076
Fidelity Long-Term Treasury Bond Index Fund	5,701,520	1,504,228	895,362	83,749	(157,244)	320,562	6,473,704
VIP Contrafund Portfolio Initial Class	7,905,227	1,400,979	975,712	80,406	(5,691)	1,641,576	9,966,379
VIP Emerging Markets Portfolio Initial Class	13,321,170	3,072,436	2,213,244	23,416	(68,914)	886,937	14,998,385
VIP Equity-Income Portfolio Initial Class	7,083,821	1,386,016	643,279	-	(2,417)	305,413	8,129,554
VIP Government Money Market Portfolio Initial Class 4.87%	683,991	1,233,440	755,886	19,888	-	-	1,161,545
VIP Growth & Income Portfolio Initial Class	9,166,352	1,826,711	900,002	34,821	12,548	1,010,296	11,115,905
VIP Growth Portfolio Initial Class	12,414,508	2,871,006	1,988,052	88,852	(5,716)	2,964,555	16,256,301
VIP High Income Portfolio Initial Class	259,298	59,423	16,615	184	(244)	11,218	313,080
VIP Investment Grade Bond II Portfolio - Initial Class	765,323	1,678,529	188,652	259	(268)	19,562	2,274,494
VIP Mid Cap Portfolio Initial Class	2,210,656	412,602	241,366	5,343	(1,950)	190,639	2,570,581
VIP Overseas Portfolio Initial Class	25,693,626	5,283,814	2,960,798	-	60,489	3,850,531	31,927,662
VIP Value Portfolio Initial Class	5,107,647	819,988	541,231	-	5,378	399,485	5,791,267
VIP Value Strategies Portfolio Initial Class	2,531,710	448,992	308,217	6,271	2,078	203,709	2,878,272
	95,423,148	22,757,463	12,892,793	348,144	(175,086)	11,868,555	116,981,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	56,708,259	56,708,259	-	-

International Equity Funds	46,926,047	46,926,047	-	-

Bond Funds	12,185,436	12,185,436	-	-

Short-Term Funds	1,161,545	1,161,545	-	-
Total Investments in Securities:	116,981,287	116,981,287	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $106,723,259)	$116,981,287

Total Investment in Securities (cost $106,723,259)		$116,981,287
Cash		617
Receivable for investments sold		779,008
Receivable for fund shares sold		381,763
Total assets		118,142,675
Liabilities
Payable for investments purchased	$1,078,409
Payable for fund shares redeemed	82,347
Distribution and service plan fees payable	14,845
Total Liabilities		1,175,601
Net Assets		$116,967,074
Net Assets consist of:
Paid in capital		$109,699,485
Total accumulated earnings (loss)		7,267,589
Net Assets		$116,967,074

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($21,205,517 ÷ 979,681 shares)		$21.65
Service Class :
Net Asset Value , offering price and redemption price per share ($37,782,274 ÷ 1,752,030 shares)		$21.56
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($57,979,283 ÷ 2,703,476 shares)		$21.45

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$133,974
Expenses
Distribution and service plan fees	$82,476
Independent trustees' fees and expenses	175
Total expenses before reductions	82,651
Expense reductions	(12)
Total expenses after reductions		82,639
Net Investment income (loss)		51,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(175,086)
Capital gain distributions from underlying funds:
Affiliated issuers	214,170
Total net realized gain (loss)		39,084
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,868,555
Total change in net unrealized appreciation (depreciation)		11,868,555
Net gain (loss)		11,907,639
Net increase (decrease) in net assets resulting from operations		$11,958,974

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,335	$1,224,057
Net realized gain (loss)	39,084	(483,296)
Change in net unrealized appreciation (depreciation)	11,868,555	(19,435,171)
Net increase (decrease) in net assets resulting from operations	11,958,974	(18,694,410)
Distributions to shareholders	(1,767,854)	(8,386,812)

Share transactions - net increase (decrease)	11,356,293	25,492,667
Total increase (decrease) in net assets	21,547,413	(1,588,555)

Net Assets
Beginning of period	95,419,661	97,008,216
End of period	$116,967,074	$95,419,661

VIP Freedom 2050 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.64	$26.36	$23.45	$20.68	$16.88	$19.50
Income from Investment Operations
Net investment income (loss) A,B	.03	.31	.38	.22	.37	.26
Net realized and unrealized gain (loss)	2.34	(4.83)	3.72	3.63	4.36	(2.15)
Total from investment operations	2.37	(4.52)	4.10	3.85	4.73	(1.89)
Distributions from net investment income	(.04)	(.35)	(.24)	(.20)	(.34)	(.21)
Distributions from net realized gain	(.32)	(1.85)	(.95)	(.88)	(.59)	(.52)
Total distributions	(.36)	(2.20)	(1.19)	(1.08)	(.93)	(.73)
Net asset value, end of period	$21.65	$19.64	$26.36	$23.45	$20.68	$16.88
Total Return C,D,E	12.15%	(18.22)%	17.83%	19.28%	28.51%	(9.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.25% I	1.50%	1.48%	1.08%	1.96%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$21,206	$17,775	$19,102	$13,644	$10,317	$7,056
Portfolio turnover rate J	24% I	38%	30%	43%	30%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2050 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$26.29	$23.39	$20.63	$16.84	$19.47
Income from Investment Operations
Net investment income (loss) A,B	.02	.29	.35	.20	.35	.24
Net realized and unrealized gain (loss)	2.32	(4.82)	3.72	3.62	4.35	(2.15)
Total from investment operations	2.34	(4.53)	4.07	3.82	4.70	(1.91)
Distributions from net investment income	(.04)	(.33)	(.22)	(.18)	(.32)	(.20)
Distributions from net realized gain	(.32)	(1.85)	(.95)	(.88)	(.59)	(.52)
Total distributions	(.36)	(2.18)	(1.17)	(1.06)	(.91)	(.72)
Net asset value, end of period	$21.56	$19.58	$26.29	$23.39	$20.63	$16.84
Total Return C,D,E	12.03%	(18.31)%	17.73%	19.17%	28.39%	(10.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.15% H	1.40%	1.38%	.98%	1.86%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$37,782	$31,042	$30,244	$21,593	$14,242	$10,203
Portfolio turnover rate I	24% H	38%	30%	43%	30%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2050 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.48	$26.18	$23.31	$20.57	$16.80	$19.42
Income from Investment Operations
Net investment income (loss) A,B	- C	.26	.31	.17	.32	.21
Net realized and unrealized gain (loss)	2.33	(4.81)	3.69	3.60	4.34	(2.13)
Total from investment operations	2.33	(4.55)	4.00	3.77	4.66	(1.92)
Distributions from net investment income	(.04)	(.30)	(.18)	(.15)	(.30)	(.18)
Distributions from net realized gain	(.32)	(1.85)	(.95)	(.88)	(.59)	(.52)
Total distributions	(.36)	(2.15)	(1.13)	(1.03)	(.89)	(.70)
Net asset value, end of period	$21.45	$19.48	$26.18	$23.31	$20.57	$16.80
Total Return D,E,F	12.04%	(18.47)%	17.51%	18.99%	28.22%	(10.13)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	-% I,J	1.25%	1.23%	.83%	1.71%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$57,979	$46,602	$47,661	$33,256	$20,551	$10,262
Portfolio turnover rate K	24% I	38%	30%	43%	30%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2055 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	27.3
VIP Growth Portfolio Initial Class	13.9
VIP Emerging Markets Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	9.5
VIP Contrafund Portfolio Initial Class	8.5
VIP Equity-Income Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Initial Class	5.0
VIP Value Strategies Portfolio Initial Class	2.5
VIP Mid Cap Portfolio Initial Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2055 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	18,442	837,438
VIP Equity-Income Portfolio Initial Class (a)	27,904	683,092
VIP Growth & Income Portfolio Initial Class (a)	35,167	934,025
VIP Growth Portfolio Initial Class (a)	15,604	1,365,967
VIP Mid Cap Portfolio Initial Class (a)	6,119	215,996
VIP Value Portfolio Initial Class (a)	27,079	486,615
VIP Value Strategies Portfolio Initial Class (a)	15,664	241,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,346,278)		4,764,982

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	120,943	1,260,229
VIP Overseas Portfolio Initial Class (a)	107,656	2,682,791
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,918,779)		3,943,020

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	22,715	208,978
Fidelity International Bond Index Fund (a)	5,935	53,530
Fidelity Long-Term Treasury Bond Index Fund (a)	52,205	543,972
VIP High Income Portfolio Initial Class (a)	5,731	26,306
VIP Investment Grade Bond II Portfolio - Initial Class (a)	20,054	191,114
TOTAL BOND FUNDS (Cost $1,098,695)		1,023,900

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $97,604)	97,604	97,604

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,461,356)	9,829,506
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,337)
NET ASSETS - 100.0%	9,828,169

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	144,228	85,758	23,472	-	(754)	3,218	208,978
Fidelity International Bond Index Fund	37,107	19,845	4,372	386	(31)	981	53,530
Fidelity Long-Term Treasury Bond Index Fund	400,988	218,701	85,747	6,641	(7,951)	17,981	543,972
VIP Contrafund Portfolio Initial Class	555,988	244,125	93,666	5,888	4,279	126,712	837,438
VIP Emerging Markets Portfolio Initial Class	936,922	457,250	198,858	1,697	(257)	65,172	1,260,229
VIP Equity-Income Portfolio Initial Class	498,232	230,733	71,255	-	54	25,328	683,092
VIP Government Money Market Portfolio Initial Class 4.87%	48,104	110,219	60,719	1,577	-	-	97,604
VIP Growth & Income Portfolio Initial Class	644,681	307,552	99,598	2,523	2,127	79,263	934,025
VIP Growth Portfolio Initial Class	873,086	444,312	189,983	6,505	8,277	230,275	1,365,967
VIP High Income Portfolio Initial Class	18,237	9,192	1,969	13	(4)	850	26,306
VIP Investment Grade Bond II Portfolio - Initial Class	53,827	158,180	22,124	19	(132)	1,363	191,114
VIP Mid Cap Portfolio Initial Class	155,484	71,071	25,909	387	400	14,950	215,996
VIP Overseas Portfolio Initial Class	1,807,101	874,180	295,546	-	13,823	283,233	2,682,791
VIP Value Portfolio Initial Class	359,239	151,706	57,020	-	951	31,739	486,615
VIP Value Strategies Portfolio Initial Class	178,065	78,415	31,366	455	602	16,133	241,849
	6,711,289	3,461,239	1,261,604	26,091	21,384	897,198	9,829,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,764,982	4,764,982	-	-

International Equity Funds	3,943,020	3,943,020	-	-

Bond Funds	1,023,900	1,023,900	-	-

Short-Term Funds	97,604	97,604	-	-
Total Investments in Securities:	9,829,506	9,829,506	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,461,356)	$9,829,506

Total Investment in Securities (cost $9,461,356)		$9,829,506
Cash		16
Receivable for investments sold		63,693
Receivable for fund shares sold		10,645
Total assets		9,903,860
Liabilities
Payable for investments purchased	$72,833
Payable for fund shares redeemed	1,501
Distribution and service plan fees payable	1,357
Total Liabilities		75,691
Net Assets		$9,828,169
Net Assets consist of:
Paid in capital		$9,743,721
Total accumulated earnings (loss)		84,448
Net Assets		$9,828,169

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($937,962 ÷ 77,345 shares)		$12.13
Service Class :
Net Asset Value , offering price and redemption price per share ($3,803,670 ÷ 314,049 shares)		$12.11
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($5,086,537 ÷ 421,173 shares)		$12.08

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,444
Expenses
Distribution and service plan fees	$7,013
Independent trustees' fees and expenses	13
Total Expenses		7,026
Net Investment income (loss)		3,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	21,384
Capital gain distributions from underlying funds:
Affiliated issuers	15,647
Total net realized gain (loss)		37,031
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	897,198
Total change in net unrealized appreciation (depreciation)		897,198
Net gain (loss)		934,229
Net increase (decrease) in net assets resulting from operations		$937,647

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,418	$84,197
Net realized gain (loss)	37,031	(198,321)
Change in net unrealized appreciation (depreciation)	897,198	(1,067,767)
Net increase (decrease) in net assets resulting from operations	937,647	(1,181,891)
Distributions to shareholders	(88,250)	(373,119)

Share transactions - net increase (decrease)	2,267,874	2,553,281
Total increase (decrease) in net assets	3,117,271	998,271

Net Assets
Beginning of period	6,710,898	5,712,627
End of period	$9,828,169	$6,710,898

VIP Freedom 2055 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$14.28	$12.67	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.18	.23	.12	.16
Net realized and unrealized gain (loss)	1.32	(2.69)	2.02	1.99	1.02
Total from investment operations	1.33	(2.51)	2.25	2.11	1.18
Distributions from net investment income	- D	(.16)	(.17)	(.10)	(.15)
Distributions from net realized gain	(.13)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.14) E	(.83)	(.64) E	(.42)	(.20) E
Net asset value, end of period	$12.13	$10.94	$14.28	$12.67	$10.98
Total Return F,G	12.18%	(18.26)%	17.79%	19.28%	11.85%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-% K
Expenses net of all reductions J	-% K	-%	-%	-%	-% K
Net investment income (loss)	.25% K	1.57%	1.64%	1.09%	2.12% K
Supplemental Data
Net assets, end of period (000 omitted)	$938	$746	$501	$423	$366
Portfolio turnover rate L	30% K	58%	35%	64%	24% K

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2055 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$14.27	$12.66	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.17	.22	.11	.15
Net realized and unrealized gain (loss)	1.31	(2.69)	2.02	1.99	1.03
Total from investment operations	1.32	(2.52)	2.24	2.10	1.18
Distributions from net investment income	- D	(.14)	(.16)	(.09)	(.14)
Distributions from net realized gain	(.13)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.14) E	(.82) E	(.63) E	(.42) E	(.20)
Net asset value, end of period	$12.11	$10.93	$14.27	$12.66	$10.98
Total Return F,G	12.10%	(18.36)%	17.72%	19.11%	11.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10% J
Expenses net of fee waivers, if any	.10% J	.10%	.10%	.10%	.10% J
Expenses net of all reductions	.10% J	.10%	.10%	.10%	.10% J
Net investment income (loss)	.15% J	1.47%	1.54%	.99%	2.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,804	$2,306	$2,549	$814	$399
Portfolio turnover rate K	30% J	58%	35%	64%	24% J

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2055 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$14.25	$12.65	$10.97	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15	.20	.09	.14
Net realized and unrealized gain (loss)	1.31	(2.68)	2.01	1.99	1.02
Total from investment operations	1.31	(2.53)	2.21	2.08	1.16
Distributions from net investment income	- D	(.13)	(.15)	(.08)	(.13)
Distributions from net realized gain	(.13)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.14) E	(.81) E	(.61)	(.40)	(.19)
Net asset value, end of period	$12.08	$10.91	$14.25	$12.65	$10.97
Total Return F,G	12.03%	(18.46)%	17.52%	19.01%	11.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25% J
Expenses net of fee waivers, if any	.25% J	.25%	.25%	.25%	.25% J
Expenses net of all reductions	.25% J	.25%	.25%	.25%	.25% J
Net investment income (loss)	-% J,K	1.32%	1.39%	.84%	1.87% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,087	$3,659	$2,663	$1,180	$590
Portfolio turnover rate L	30% J	58%	35%	64%	24% J

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2060 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	27.3
VIP Growth Portfolio Initial Class	13.9
VIP Emerging Markets Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	9.5
VIP Contrafund Portfolio Initial Class	8.5
VIP Equity-Income Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Initial Class	5.0
VIP Value Strategies Portfolio Initial Class	2.5
VIP Mid Cap Portfolio Initial Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2060 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	28,679	1,302,307
VIP Equity-Income Portfolio Initial Class (a)	43,394	1,062,283
VIP Growth & Income Portfolio Initial Class (a)	54,688	1,452,510
VIP Growth Portfolio Initial Class (a)	24,266	2,124,206
VIP Mid Cap Portfolio Initial Class (a)	9,515	335,896
VIP Value Portfolio Initial Class (a)	42,111	756,738
VIP Value Strategies Portfolio Initial Class (a)	24,359	376,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,648,239)		7,410,040

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	188,080	1,959,797
VIP Overseas Portfolio Initial Class (a)	167,416	4,172,009
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,016,594)		6,131,806

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	35,324	324,983
Fidelity International Bond Index Fund (a)	9,229	83,245
Fidelity Long-Term Treasury Bond Index Fund (a)	81,181	845,903
VIP High Income Portfolio Initial Class (a)	8,913	40,910
VIP Investment Grade Bond II Portfolio - Initial Class (a)	31,186	297,205
TOTAL BOND FUNDS (Cost $1,728,750)		1,592,246

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $151,773)	151,773	151,773

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,545,356)	15,285,865
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,713)
NET ASSETS - 100.0%	15,284,152

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	255,475	99,881	35,250	-	(2,294)	7,171	324,983
Fidelity International Bond Index Fund	65,728	21,712	5,834	655	(76)	1,715	83,245
Fidelity Long-Term Treasury Bond Index Fund	710,208	246,755	130,841	10,984	(16,104)	35,885	845,903
VIP Contrafund Portfolio Initial Class	984,825	256,775	151,043	10,356	(2,098)	213,848	1,302,307
VIP Emerging Markets Portfolio Initial Class	1,659,547	505,006	306,613	2,952	(7,377)	109,234	1,959,797
VIP Equity-Income Portfolio Initial Class	882,486	242,404	100,964	-	(2,151)	40,508	1,062,283
VIP Government Money Market Portfolio Initial Class 4.87%	85,199	169,403	102,829	2,594	-	-	151,773
VIP Growth & Income Portfolio Initial Class	1,141,939	320,335	139,697	4,390	(248)	130,181	1,452,510
VIP Growth Portfolio Initial Class	1,546,615	483,746	288,901	11,441	(4,341)	387,087	2,124,206
VIP High Income Portfolio Initial Class	32,303	10,052	2,834	23	(50)	1,439	40,910
VIP Investment Grade Bond II Portfolio - Initial Class	95,346	231,046	31,631	33	(35)	2,479	297,205
VIP Mid Cap Portfolio Initial Class	275,397	73,217	36,287	674	(901)	24,470	335,896
VIP Overseas Portfolio Initial Class	3,200,932	936,097	467,386	-	21,839	480,527	4,172,009
VIP Value Portfolio Initial Class	636,299	150,505	80,450	-	(416)	50,800	756,738
VIP Value Strategies Portfolio Initial Class	315,394	79,735	44,473	789	(243)	25,687	376,100
	11,887,693	3,826,669	1,925,033	44,891	(14,495)	1,511,031	15,285,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,410,040	7,410,040	-	-

International Equity Funds	6,131,806	6,131,806	-	-

Bond Funds	1,592,246	1,592,246	-	-

Short-Term Funds	151,773	151,773	-	-
Total Investments in Securities:	15,285,865	15,285,865	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,545,356)	$15,285,865

Total Investment in Securities (cost $14,545,356)		$15,285,865
Receivable for investments sold		96,351
Receivable for fund shares sold		24,485
Total assets		15,406,701
Liabilities
Payable for investments purchased	$115,971
Payable for fund shares redeemed	4,863
Distribution and service plan fees payable	1,715
Total Liabilities		122,549
Net Assets		$15,284,152
Net Assets consist of:
Paid in capital		$14,915,472
Total accumulated earnings (loss)		368,680
Net Assets		$15,284,152

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($609,724 ÷ 50,861 shares)		$11.99
Service Class :
Net Asset Value , offering price and redemption price per share ($10,270,450 ÷ 857,986 shares)		$11.97
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($4,403,978 ÷ 368,923 shares)		$11.94

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,433
Expenses
Distribution and service plan fees	$9,429
Independent trustees' fees and expenses	22
Total expenses before reductions	9,451
Expense reductions	(1)
Total expenses after reductions		9,450
Net Investment income (loss)		7,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(14,495)
Capital gain distributions from underlying funds:
Affiliated issuers	27,458
Total net realized gain (loss)		12,963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,511,031
Total change in net unrealized appreciation (depreciation)		1,511,031
Net gain (loss)		1,523,994
Net increase (decrease) in net assets resulting from operations		$1,531,977

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,983	$147,047
Net realized gain (loss)	12,963	(76,977)
Change in net unrealized appreciation (depreciation)	1,511,031	(1,853,231)
Net increase (decrease) in net assets resulting from operations	1,531,977	(1,783,161)
Distributions to shareholders	(155,841)	(649,220)

Share transactions - net increase (decrease)	2,011,639	5,427,786
Total increase (decrease) in net assets	3,387,775	2,995,405

Net Assets
Beginning of period	11,896,377	8,900,972
End of period	$15,284,152	$11,896,377

VIP Freedom 2060 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$14.18	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.19	.21	.13	.16
Net realized and unrealized gain (loss)	1.30	(2.67)	2.04	1.99	1.02
Total from investment operations	1.31	(2.48)	2.25	2.12	1.18
Distributions from net investment income	- D	(.16)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.13)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.14) E	(.88)	(.72)	(.46)	(.19) E
Net asset value, end of period	$11.99	$10.82	$14.18	$12.65	$10.99
Total Return F,G,H	12.12%	(18.19)%	17.79%	19.30%	11.86%
Ratios to Average Net Assets C,I,J
Expenses before reductions K	-% L	-%	-%	-%	-% L
Expenses net of fee waivers, if any K	-% L	-%	-%	-%	-% L
Expenses net of all reductions K	-% L	-%	-%	-%	-% L
Net investment income (loss)	.25% L	1.69%	1.51%	1.18%	2.18% L
Supplemental Data
Net assets, end of period (000 omitted)	$610	$471	$523	$422	$366
Portfolio turnover rate M	28% L	45%	60%	68%	23% L

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount represents less than .005%.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2060 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$14.17	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.18	.20	.12	.15
Net realized and unrealized gain (loss)	1.29	(2.67)	2.03	1.99	1.03
Total from investment operations	1.30	(2.49)	2.23	2.11	1.18
Distributions from net investment income	- D	(.15)	(.17)	(.10)	(.14)
Distributions from net realized gain	(.13)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.14) E	(.87)	(.71)	(.45)	(.19)
Net asset value, end of period	$11.97	$10.81	$14.17	$12.65	$10.99
Total Return F,G,H	12.04%	(18.27)%	17.62%	19.22%	11.80%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.10% K	.10%	.10%	.10%	.10% K
Expenses net of fee waivers, if any	.10% K	.10%	.10%	.10%	.10% K
Expenses net of all reductions	.10% K	.10%	.10%	.10%	.10% K
Net investment income (loss)	.15% K	1.59%	1.41%	1.08%	2.08% K
Supplemental Data
Net assets, end of period (000 omitted)	$10,270	$8,331	$6,124	$3,530	$445
Portfolio turnover rate L	28% K	45%	60%	68%	23% K

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2060 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$14.15	$12.63	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.16	.18	.10	.14
Net realized and unrealized gain (loss)	1.29	(2.66)	2.03	1.99	1.02
Total from investment operations	1.29	(2.50)	2.21	2.09	1.16
Distributions from net investment income	- D	(.14)	(.15)	(.09)	(.13)
Distributions from net realized gain	(.13)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.14) E	(.86)	(.69)	(.44)	(.18)
Net asset value, end of period	$11.94	$10.79	$14.15	$12.63	$10.98
Total Return F,G,H	11.97%	(18.38)%	17.52%	19.04%	11.61%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.25% K	.25%	.25%	.25%	.25% K
Expenses net of fee waivers, if any	.25% K	.25%	.25%	.25%	.25% K
Expenses net of all reductions	.25% K	.25%	.25%	.25%	.25% K
Net investment income (loss)	-% K,L	1.44%	1.26%	.93%	1.93% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,404	$3,094	$2,254	$1,161	$475
Portfolio turnover rate M	28% K	45%	60%	68%	23% K

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount represents less than .005%.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2065 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Initial Class	27.3
VIP Growth Portfolio Initial Class	13.9
VIP Emerging Markets Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	9.5
VIP Contrafund Portfolio Initial Class	8.5
VIP Equity-Income Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Initial Class	5.0
VIP Value Strategies Portfolio Initial Class	2.5
VIP Mid Cap Portfolio Initial Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom 2065 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,685	212,731
VIP Equity-Income Portfolio Initial Class (a)	7,088	173,522
VIP Growth & Income Portfolio Initial Class (a)	8,933	237,266
VIP Growth Portfolio Initial Class (a)	3,964	346,990
VIP Mid Cap Portfolio Initial Class (a)	1,554	54,868
VIP Value Portfolio Initial Class (a)	6,879	123,612
VIP Value Strategies Portfolio Initial Class (a)	3,979	61,435
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,029,512)		1,210,424

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	30,722	320,124
VIP Overseas Portfolio Initial Class (a)	27,347	681,500
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $955,977)		1,001,624

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,770	53,085
Fidelity International Bond Index Fund (a)	1,508	13,598
Fidelity Long-Term Treasury Bond Index Fund (a)	13,261	138,181
VIP High Income Portfolio Initial Class (a)	1,456	6,682
VIP Investment Grade Bond II Portfolio - Initial Class (a)	5,094	48,547
TOTAL BOND FUNDS (Cost $284,089)		260,093

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.87% (a)(b) (Cost $24,793)	24,793	24,793

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,294,371)	2,496,934
NET OTHER ASSETS (LIABILITIES) - 0.0%	(208)
NET ASSETS - 100.0%	2,496,726

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	48,411	28,012	24,289	-	(1,611)	2,562	53,085
Fidelity International Bond Index Fund	12,455	6,701	5,866	110	(116)	424	13,598
Fidelity Long-Term Treasury Bond Index Fund	134,595	71,902	72,336	2,082	(8,198)	12,218	138,181
VIP Contrafund Portfolio Initial Class	186,618	84,481	95,429	1,929	(6,812)	43,873	212,731
VIP Emerging Markets Portfolio Initial Class	314,462	150,587	162,819	565	(21,458)	39,352	320,124
VIP Equity-Income Portfolio Initial Class	167,226	76,749	77,064	-	(5,541)	12,152	173,522
VIP Government Money Market Portfolio Initial Class 4.87%	16,147	33,381	24,735	449	-	-	24,793
VIP Growth & Income Portfolio Initial Class	216,390	102,077	104,250	841	(3,282)	26,331	237,266
VIP Growth Portfolio Initial Class	293,073	148,953	162,042	1,963	(10,170)	77,176	346,990
VIP High Income Portfolio Initial Class	6,121	3,152	2,842	4	(133)	384	6,682
VIP Investment Grade Bond II Portfolio - Initial Class	18,067	50,780	20,824	6	59	465	48,547
VIP Mid Cap Portfolio Initial Class	52,186	23,972	25,529	129	(2,716)	6,955	54,868
VIP Overseas Portfolio Initial Class	606,530	294,516	311,239	-	(24,594)	116,287	681,500
VIP Value Portfolio Initial Class	120,575	52,007	57,947	-	(2,613)	11,590	123,612
VIP Value Strategies Portfolio Initial Class	59,765	26,692	29,528	150	(2,043)	6,549	61,435
	2,252,621	1,153,962	1,176,739	8,228	(89,228)	356,318	2,496,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,210,424	1,210,424	-	-

International Equity Funds	1,001,624	1,001,624	-	-

Bond Funds	260,093	260,093	-	-

Short-Term Funds	24,793	24,793	-	-
Total Investments in Securities:	2,496,934	2,496,934	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,294,371)	$2,496,934

Total Investment in Securities (cost $2,294,371)		$2,496,934
Cash		11
Receivable for investments sold		17,955
Receivable for fund shares sold		349
Total assets		2,515,249
Liabilities
Payable for investments purchased	$17,411
Payable for fund shares redeemed	888
Distribution and service plan fees payable	224
Total Liabilities		18,523
Net Assets		$2,496,726
Net Assets consist of:
Paid in capital		$2,476,814
Total accumulated earnings (loss)		19,912
Net Assets		$2,496,726

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($739,411 ÷ 62,662 shares)		$11.80
Service Class :
Net Asset Value , offering price and redemption price per share ($1,102,996 ÷ 93,601 shares)		$11.78
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($654,319 ÷ 55,591 shares)		$11.77

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,083
Expenses
Distribution and service plan fees	$1,333
Independent trustees' fees and expenses	4
Total Expenses		1,337
Net Investment income (loss)		1,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(89,228)
Capital gain distributions from underlying funds:
Affiliated issuers	5,145
Total net realized gain (loss)		(84,083)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	356,318
Total change in net unrealized appreciation (depreciation)		356,318
Net gain (loss)		272,235
Net increase (decrease) in net assets resulting from operations		$273,981

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,746	$30,075
Net realized gain (loss)	(84,083)	(57,140)
Change in net unrealized appreciation (depreciation)	356,318	(418,713)
Net increase (decrease) in net assets resulting from operations	273,981	(445,778)
Distributions to shareholders	(28,584)	(144,339)

Share transactions - net increase (decrease)	(1,284)	577,377
Total increase (decrease) in net assets	244,113	(12,740)

Net Assets
Beginning of period	2,252,613	2,265,353
End of period	$2,496,726	$2,252,613

VIP Freedom 2065 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.65	$13.92	$12.47	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.17	.25	.12	.15
Net realized and unrealized gain (loss)	1.27	(2.61)	1.96	1.99	1.03
Total from investment operations	1.28	(2.44)	2.21	2.11	1.18
Distributions from net investment income	- D	(.15)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.13)	(.83) E	(.76)	(.60)	(.22)
Net asset value, end of period	$11.80	$10.65	$13.92	$12.47	$10.96
Total Return F,G	12.09%	(18.22)%	17.81%	19.35%	11.79%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-% K
Expenses net of all reductions J	-% K	-%	-%	-%	-% K
Net investment income (loss)	.25% K	1.50%	1.82%	1.07%	2.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$739	$537	$482	$416	$365
Portfolio turnover rate L	95% K	48%	24%	34%	24% K

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2065 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$13.91	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.16	.24	.11	.14
Net realized and unrealized gain (loss)	1.26	(2.61)	1.97	1.98	1.03
Total from investment operations	1.27	(2.45)	2.21	2.09	1.17
Distributions from net investment income	- D	(.14)	(.17)	(.10)	(.14)
Distributions from net realized gain	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.13)	(.82) E	(.76) E	(.59)	(.21)
Net asset value, end of period	$11.78	$10.64	$13.91	$12.46	$10.96
Total Return F,G	12.01%	(18.32)%	17.77%	19.16%	11.72%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10% J
Expenses net of fee waivers, if any	.10% J	.10%	.10%	.10%	.10% J
Expenses net of all reductions	.10% J	.10%	.10%	.10%	.10% J
Net investment income (loss)	.15% J	1.40%	1.72%	.97%	1.91% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,103	$1,181	$1,224	$416	$365
Portfolio turnover rate K	95% J	48%	24%	34%	24% J

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom 2065 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$13.90	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14	.22	.09	.13
Net realized and unrealized gain (loss)	1.27	(2.61)	1.95	1.99	1.03
Total from investment operations	1.27	(2.47)	2.17	2.08	1.16
Distributions from net investment income	- D	(.13)	(.15)	(.09)	(.13)
Distributions from net realized gain	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.13)	(.80)	(.73)	(.58)	(.20)
Net asset value, end of period	$11.77	$10.63	$13.90	$12.46	$10.96
Total Return E,F	12.02%	(18.44)%	17.47%	19.03%	11.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25% I
Expenses net of fee waivers, if any	.25% I	.25%	.25%	.25%	.25% I
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25% I
Net investment income (loss)	-% I,J	1.25%	1.57%	.82%	1.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$654	$534	$559	$459	$365
Portfolio turnover rate K	95% I	48%	24%	34%	24% I

A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$62,518,630	$2,968,185	$ (2,701,094)	$267,091
VIP Freedom 2005 Portfolio	10,023,414	577,603	(401,873)	175,730
VIP Freedom 2010 Portfolio	294,977,386	11,746,728	(14,380,214)	(2,633,486)
VIP Freedom 2015 Portfolio	51,858,574	11,395,867	(2,321,063)	9,074,804
VIP Freedom 2020 Portfolio	473,196,744	114,493,961	(21,507,108)	92,986,853
VIP Freedom 2025 Portfolio	303,833,565	47,024,263	(13,974,467)	33,049,796
VIP Freedom 2030 Portfolio	565,161,353	98,986,846	(26,263,184)	72,723,662
VIP Freedom 2035 Portfolio	244,447,991	25,664,389	(10,882,214)	14,782,175
VIP Freedom 2040 Portfolio	229,379,236	31,241,528	(9,922,871)	21,318,657
VIP Freedom 2045 Portfolio	118,253,197	14,668,404	(5,291,057)	9,377,347
VIP Freedom 2050 Portfolio	109,608,005	12,852,019	(5,478,737)	7,373,282
VIP Freedom 2055 Portfolio	9,743,980	632,838	(547,312)	85,526
VIP Freedom 2060 Portfolio	14,896,842	1,094,010	(704,987)	389,023
VIP Freedom 2065 Portfolio	2,444,245	224,902	(172,213)	52,689

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP Freedom Income Portfolio	$ (89,004)	$ (1,559,508)	$ (1,648,512)
VIP Freedom 2005 Portfolio	(52,428)	(78,431)	(130,859)
VIP Freedom 2025 Portfolio	(1,377,047)	(3,358,965)	(4,736,012)
VIP Freedom 2030 Portfolio	(2,969,123)	(1,941,848)	(4,910,971)

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	9,250,588	12,582,863
VIP Freedom 2005 Portfolio	1,565,285	2,137,035
VIP Freedom 2010 Portfolio	30,861,619	37,598,173
VIP Freedom 2015 Portfolio	7,393,859	13,162,325
VIP Freedom 2020 Portfolio	59,915,045	97,709,505
VIP Freedom 2025 Portfolio	54,628,752	67,159,790
VIP Freedom 2030 Portfolio	98,015,017	97,228,068
VIP Freedom 2035 Portfolio	59,122,848	38,120,617
VIP Freedom 2040 Portfolio	58,501,830	34,091,735
VIP Freedom 2045 Portfolio	25,450,202	15,050,311
VIP Freedom 2050 Portfolio	22,757,463	12,892,793
VIP Freedom 2055 Portfolio	3,461,239	1,261,604
VIP Freedom 2060 Portfolio	3,826,669	1,925,033
VIP Freedom 2065 Portfolio	1,153,962	1,176,739

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$16,334	$20,518	$36,852
VIP Freedom 2005 Portfolio	1,406	207	1,613
VIP Freedom 2010 Portfolio	10,984	317,914	328,898
VIP Freedom 2015 Portfolio	7,264	32,100	39,364
VIP Freedom 2020 Portfolio	62,974	474,341	537,315
VIP Freedom 2025 Portfolio	86,659	134,143	220,802
VIP Freedom 2030 Portfolio	141,898	259,231	401,129
VIP Freedom 2035 Portfolio	57,623	130,551	188,174
VIP Freedom 2040 Portfolio	73,265	46,973	120,238
VIP Freedom 2045 Portfolio	14,169	99,350	113,519
VIP Freedom 2050 Portfolio	17,409	65,067	82,476
VIP Freedom 2055 Portfolio	1,538	5,475	7,013
VIP Freedom 2060 Portfolio	4,803	4,626	9,429
VIP Freedom 2065 Portfolio	588	745	1,333

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Fund II which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP Freedom Income Portfolio	24,063,653	(2,225,116)
VIP Freedom 2005 Portfolio	4,228,828	(340,290)
VIP Freedom 2010 Portfolio	105,753,642	7,009
VIP Freedom 2015 Portfolio	22,630,876	(1,609,011)
VIP Freedom 2020 Portfolio	172,263,520	(4,804,929)
VIP Freedom 2025 Portfolio	83,934,925	(10,205,652)
VIP Freedom 2030 Portfolio	132,331,625	(12,266,991)
VIP Freedom 2035 Portfolio	24,445,585	(3,282,347)
VIP Freedom 2040 Portfolio	2,452,480	(203,764)
VIP Freedom 2045 Portfolio	396,953	(14,383)
VIP Freedom 2050 Portfolio	351,354	(12,600)
VIP Freedom 2055 Portfolio	22,559	(931)
VIP Freedom 2060 Portfolio	33,969	(1,241)
VIP Freedom 2065 Portfolio	8,415	(408)

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2010 Portfolio	1
VIP Freedom 2015 Portfolio	3
VIP Freedom 2020 Portfolio	1
VIP Freedom 2025 Portfolio	11
VIP Freedom 2030 Portfolio	39
VIP Freedom 2035 Portfolio	1
VIP Freedom 2040 Portfolio	26
VIP Freedom 2045 Portfolio	17
VIP Freedom 2050 Portfolio	12
VIP Freedom 2060 Portfolio	1

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$226,175	$913,359
Service Class	466,206	1,600,765
Service Class 2	238,767	1,267,307
Total	$931,148	$3,781,431
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$111,081	$720,865
Service Class	40,566	260,003
Service Class 2	2,467	15,084
Total	$154,114	$995,952
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$983,563	$1,109,009
Service Class	1,783,496	1,988,260
Service Class 2	20,728,175	22,774,323
Total	$23,495,234	$25,871,592
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$703,746	$3,407,784
Service Class	470,596	2,072,204
Service Class 2	829,525	3,803,314
Total	$2,003,867	$9,283,302
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$1,142,083	$8,482,915
Service Class	2,349,238	17,165,357
Service Class 2	6,996,892	52,240,406
Total	$10,488,213	$77,888,678
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$443,442	$4,337,116
Service Class	1,608,602	13,608,369
Service Class 2	1,028,113	9,381,545
Total	$3,080,157	$27,327,030
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$757,507	$10,585,679
Service Class	1,746,808	22,368,379
Service Class 2	1,294,095	17,851,814
Total	$3,798,410	$50,805,872
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$84,317	$1,523,027
Service Class	475,925	7,297,109
Service Class 2	456,036	8,702,488
Total	$1,016,278	$17,522,624
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$702,124	$4,061,933
Service Class	2,221,558	10,541,626
Service Class 2	571,408	3,580,310
Total	$3,495,090	$18,183,869
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$139,563	$640,649
Service Class	456,226	2,109,546
Service Class 2	1,378,044	6,890,062
Total	$1,973,833	$9,640,257
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$328,596	$1,698,271
Service Class	576,553	2,602,597
Service Class 2	862,705	4,085,944
Total	$1,767,854	$8,386,812
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$9,376	$34,927
Service Class	30,755	156,751
Service Class 2	48,119	181,441
Total	$88,250	$373,119
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$6,062	$33,614
Service Class	109,156	450,086
Service Class 2	40,623	165,520
Total	$155,841	$649,220
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$6,788	$32,932
Service Class	15,107	75,021
Service Class 2	6,689	36,386
Total	$28,584	$144,339

8. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Freedom Income Portfolio
Initial Class
Shares sold	64,052	276,663	$702,730	$3,145,145
Reinvestment of distributions	21,079	78,679	226,175	913,359
Shares redeemed	(117,654)	(267,555)	(1,267,719)	(2,984,979)
Net increase (decrease)	(32,523)	87,787	$(338,814)	$1,073,525
Service Class
Shares sold	534,457	2,155,940	$5,783,267	$23,880,198
Reinvestment of distributions	43,489	138,564	466,206	1,600,765
Shares redeemed	(605,838)	(1,861,372)	(6,541,432)	(21,263,575)
Net increase (decrease)	(27,892)	433,132	$(291,959)	$4,217,388
Service Class 2
Shares sold	58,466	478,698	$628,421	$5,297,957
Reinvestment of distributions	22,356	108,739	238,767	1,267,307
Shares redeemed	(274,597)	(1,227,701)	(2,964,936)	(13,429,718)
Net increase (decrease)	(193,775)	(640,264)	$(2,097,748)	$(6,864,454)
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	4,753	3,813	$53,135	$43,779
Reinvestment of distributions	9,962	59,089	111,081	720,865
Shares redeemed	(58,718)	(100,297)	(662,409)	(1,195,515)
Net increase (decrease)	(44,003)	(37,395)	$(498,193)	$(430,871)
Service Class
Shares sold	65,734	131,674	$744,413	$1,599,731
Reinvestment of distributions	3,609	21,120	40,566	260,003
Shares redeemed	(74,355)	(208,037)	(845,917)	(2,540,092)
Net increase (decrease)	(5,012)	(55,243)	$(60,938)	$(680,358)
Service Class 2
Shares sold	7,610	7,142	$85,959	$87,252
Reinvestment of distributions	222	1,235	2,467	15,084
Shares redeemed	(283)	(8,817)	(3,175)	(105,490)
Net increase (decrease)	7,549	(440)	$85,251	$(3,154)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	693,857	86,399	$7,551,146	$1,063,637
Reinvestment of distributions	89,659	86,121	983,563	1,109,009
Shares redeemed	(136,531)	(263,061)	(1,543,574)	(3,422,719)
Net increase (decrease)	646,985	(90,541)	$6,991,135	$(1,250,073)
Service Class
Shares sold	123,719	1,351,116	$1,392,613	$16,823,842
Reinvestment of distributions	162,876	154,351	1,783,496	1,988,260
Shares redeemed	(201,207)	(1,536,794)	(2,251,040)	(18,814,007)
Net increase (decrease)	85,388	(31,327)	$925,069	$(1,905)
Service Class 2
Shares sold	150,045	427,292	$1,651,385	$5,208,536
Reinvestment of distributions	1,906,916	1,777,124	20,728,175	22,774,323
Shares redeemed	(1,308,886)	(3,123,905)	(14,561,546)	(37,964,514)
Net increase (decrease)	748,075	(919,489)	$7,818,014	$(9,981,655)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	15,039	65,195	$168,194	$802,763
Reinvestment of distributions	63,977	274,521	703,746	3,407,784
Shares redeemed	(137,902)	(689,586)	(1,531,087)	(8,180,898)
Net increase (decrease)	(58,886)	(349,870)	$(659,147)	$(3,970,351)
Service Class
Shares sold	231,313	809,091	$2,559,417	$9,599,095
Reinvestment of distributions	42,898	167,719	470,596	2,072,204
Shares redeemed	(516,409)	(938,438)	(5,732,733)	(11,087,994)
Net increase (decrease)	(242,198)	38,372	$(2,702,720)	$583,305
Service Class 2
Shares sold	115,135	207,966	$1,280,074	$2,496,123
Reinvestment of distributions	75,894	308,037	829,525	3,803,314
Shares redeemed	(244,072)	(774,826)	(2,701,003)	(9,161,988)
Net increase (decrease)	(53,043)	(258,823)	$(591,404)	$(2,862,551)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	320,145	844,889	$3,823,720	$10,415,910
Reinvestment of distributions	96,460	643,296	1,142,083	8,482,915
Shares redeemed	(803,988)	(1,391,159)	(9,628,862)	(17,683,348)
Net increase (decrease)	(387,383)	97,026	$(4,663,059)	$1,215,477
Service Class
Shares sold	984,972	4,142,794	$11,692,530	$51,946,699
Reinvestment of distributions	199,257	1,305,652	2,349,238	17,165,357
Shares redeemed	(1,979,631)	(5,099,975)	(23,354,917)	(63,629,821)
Net increase (decrease)	(795,402)	348,471	$(9,313,149)	$5,482,235
Service Class 2
Shares sold	583,058	901,438	$6,886,572	$11,028,931
Reinvestment of distributions	595,987	3,981,339	6,996,892	52,240,406
Shares redeemed	(2,389,730)	(5,617,149)	(28,226,258)	(68,755,571)
Net increase (decrease)	(1,210,685)	(734,372)	$(14,342,794)	$(5,486,234)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	893,437	424,779	$12,465,633	$6,412,476
Reinvestment of distributions	31,119	277,031	443,442	4,337,116
Shares redeemed	(468,705)	(706,751)	(6,739,881)	(10,356,306)
Net increase (decrease)	455,851	(4,941)	$6,169,194	$393,286
Service Class
Shares sold	1,634,943	4,534,301	$23,256,079	$67,593,995
Reinvestment of distributions	113,282	874,587	1,608,602	13,608,369
Shares redeemed	(2,643,451)	(3,908,985)	(37,657,154)	(59,736,307)
Net increase (decrease)	(895,226)	1,499,903	$(12,792,473)	$21,466,057
Service Class 2
Shares sold	582,971	1,463,863	$8,265,350	$21,281,943
Reinvestment of distributions	72,916	603,312	1,028,113	9,381,545
Shares redeemed	(903,466)	(1,830,614)	(12,794,106)	(26,562,789)
Net increase (decrease)	(247,579)	236,561	$(3,500,643)	$4,100,699
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	956,032	1,617,157	$13,761,860	$23,899,876
Reinvestment of distributions	52,825	675,464	757,507	10,585,679
Shares redeemed	(838,300)	(1,473,671)	(12,076,496)	(21,351,529)
Net increase (decrease)	170,557	818,950	$2,442,871	$13,134,026
Service Class
Shares sold	3,155,869	6,636,066	$45,332,332	$98,340,267
Reinvestment of distributions	122,240	1,432,289	1,746,808	22,368,379
Shares redeemed	(2,840,900)	(4,719,175)	(40,529,817)	(69,390,004)
Net increase (decrease)	437,209	3,349,180	$6,549,323	$51,318,642
Service Class 2
Shares sold	954,874	2,025,325	$13,633,401	$29,665,149
Reinvestment of distributions	90,941	1,142,872	1,294,095	17,851,814
Shares redeemed	(1,448,973)	(2,247,149)	(20,710,533)	(33,019,020)
Net increase (decrease)	(403,158)	921,048	$(5,783,037)	$14,497,943
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	148,317	268,660	$3,566,975	$6,628,673
Reinvestment of distributions	3,521	58,486	84,317	1,523,027
Shares redeemed	(122,872)	(87,363)	(2,970,891)	(2,087,141)
Net increase (decrease)	28,966	239,783	$680,401	$6,064,559
Service Class
Shares sold	1,513,460	2,018,826	$36,218,442	$50,299,348
Reinvestment of distributions	19,938	281,461	475,925	7,297,109
Shares redeemed	(726,676)	(701,305)	(17,490,600)	(16,756,941)
Net increase (decrease)	806,722	1,598,982	$19,203,767	$40,839,516
Service Class 2
Shares sold	372,478	917,472	$8,852,261	$21,977,498
Reinvestment of distributions	19,234	335,318	456,036	8,702,488
Shares redeemed	(326,790)	(669,779)	(7,746,789)	(16,303,672)
Net increase (decrease)	64,922	583,011	$1,561,508	$14,376,314
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	229,434	394,145	$5,207,161	$9,048,673
Reinvestment of distributions	31,026	162,837	702,124	4,061,933
Shares redeemed	(133,774)	(195,094)	(3,044,432)	(4,438,074)
Net increase (decrease)	126,686	361,888	$2,864,853	$8,672,532
Service Class
Shares sold	1,589,946	2,126,200	$35,743,394	$49,583,289
Reinvestment of distributions	98,430	424,227	2,221,558	10,541,626
Shares redeemed	(719,590)	(874,463)	(16,226,451)	(20,384,179)
Net increase (decrease)	968,786	1,675,964	$21,738,501	$39,740,736
Service Class 2
Shares sold	295,190	423,352	$6,670,795	$9,642,417
Reinvestment of distributions	25,453	143,973	571,408	3,580,310
Shares redeemed	(205,013)	(350,130)	(4,588,379)	(8,015,989)
Net increase (decrease)	115,630	217,195	$2,653,824	$5,206,738
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	71,000	105,301	$1,613,822	$2,499,842
Reinvestment of distributions	6,119	25,532	139,563	640,649
Shares redeemed	(18,482)	(26,558)	(427,301)	(638,200)
Net increase (decrease)	58,637	104,275	$1,326,084	$2,502,291
Service Class
Shares sold	451,754	600,854	$10,346,736	$14,118,304
Reinvestment of distributions	20,072	84,265	456,226	2,109,546
Shares redeemed	(198,770)	(356,093)	(4,617,884)	(8,255,528)
Net increase (decrease)	273,056	329,026	$6,185,078	$7,972,322
Service Class 2
Shares sold	339,612	844,834	$7,721,433	$19,380,407
Reinvestment of distributions	60,975	275,403	1,378,044	6,890,062
Shares redeemed	(198,722)	(413,001)	(4,513,986)	(9,288,800)
Net increase (decrease)	201,865	707,236	$4,585,491	$16,981,669
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	107,952	257,108	$2,233,814	$5,470,589
Reinvestment of distributions	15,959	74,825	328,596	1,698,271
Shares redeemed	(49,347)	(151,469)	(1,027,241)	(3,179,525)
Net increase (decrease)	74,564	180,464	$1,535,169	$3,989,335
Service Class
Shares sold	345,039	664,941	$7,088,150	$13,884,423
Reinvestment of distributions	28,083	115,136	576,553	2,602,597
Shares redeemed	(206,783)	(344,968)	(4,257,723)	(7,135,090)
Net increase (decrease)	166,339	435,109	$3,406,980	$9,351,930
Service Class 2
Shares sold	385,894	635,605	$7,922,862	$13,067,095
Reinvestment of distributions	42,248	180,954	862,705	4,085,944
Shares redeemed	(116,379)	(245,596)	(2,371,423)	(5,001,637)
Net increase (decrease)	311,763	570,963	$6,414,144	$12,151,402
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	13,075	37,768	$148,529	$444,861
Reinvestment of distributions	420	646	4,843	7,327
Shares redeemed	(4,285)	(5,365)	(50,068)	(60,755)
Net increase (decrease)	9,210	33,049	$103,304	$391,433
Service Class
Shares sold	170,556	189,371	$1,970,761	$2,190,203
Reinvestment of distributions	2,630	11,182	30,326	139,204
Shares redeemed	(70,063)	(168,248)	(826,166)	(1,861,983)
Net increase (decrease)	103,123	32,305	$1,174,921	$467,424
Service Class 2
Shares sold	94,860	160,669	$1,094,325	$1,844,077
Reinvestment of distributions	4,015	13,241	46,175	162,838
Shares redeemed	(13,047)	(25,468)	(150,851)	(312,491)
Net increase (decrease)	85,828	148,442	$989,649	$1,694,424
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	9,472	7,992	$107,351	$89,335
Reinvestment of distributions	137	365	1,562	4,347
Shares redeemed	(2,308)	(1,660)	(26,386)	(18,043)
Net increase (decrease)	7,301	6,697	$82,527	$75,639
Service Class
Shares sold	204,414	475,432	$2,337,545	$5,440,849
Reinvestment of distributions	9,583	36,205	109,156	440,103
Shares redeemed	(126,877)	(172,839)	(1,455,378)	(1,973,913)
Net increase (decrease)	87,120	338,798	$991,323	$3,907,039
Service Class 2
Shares sold	87,062	132,561	$994,449	$1,505,881
Reinvestment of distributions	3,366	11,965	38,272	144,571
Shares redeemed	(8,389)	(16,900)	(94,932)	(205,344)
Net increase (decrease)	82,039	127,626	$937,789	$1,445,108
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	28,470	15,737	$319,669	$179,606
Reinvestment of distributions	216	468	2,422	5,365
Shares redeemed	(16,508)	(339)	(188,056)	(3,742)
Net increase (decrease)	12,178	15,866	$134,035	$181,229
Service Class
Shares sold	55,558	53,666	$610,313	$613,275
Reinvestment of distributions	1,083	4,142	12,146	49,654
Shares redeemed	(74,069)	(34,813)	(817,829)	(389,354)
Net increase (decrease)	(17,428)	22,995	$(195,370)	$273,575
Service Class 2
Shares sold	5,336	9,796	$59,679	$119,509
Reinvestment of distributions	207	804	2,323	9,686
Shares redeemed	(172)	(613)	(1,951)	(6,622)
Net increase (decrease)	5,371	9,987	$60,051	$122,573

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	15%	3	54%
VIP Freedom 2005 Portfolio	71%	2	26%
VIP Freedom 2010 Portfolio	-	1	85%
VIP Freedom 2015 Portfolio	28%	2	31%
VIP Freedom 2020 Portfolio	-	1	69%
VIP Freedom 2025 Portfolio	-	2	46%
VIP Freedom 2030 Portfolio	-	1	45%
VIP Freedom 2035 Portfolio	-	5	82%
VIP Freedom 2040 Portfolio	-	3	67%
VIP Freedom 2045 Portfolio	-	5	82%
VIP Freedom 2050 Portfolio	-	4	76%
VIP Freedom 2055 Portfolio	-	3	86%
VIP Freedom 2060 Portfolio	-	2	93%
VIP Freedom 2065 Portfolio	42%	2	37%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	25%
VIP Overseas Portfolio	28%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Freedom Income Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,043.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,042.40	$ .51
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,041.60	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2005 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,043.80	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,043.40	$ .51
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,042.00	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2010 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,054.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,052.40	$ .51
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,051.90	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2015 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,063.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,063.20	$ .51
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,062.50	$ 1.28
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2020 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,073.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,073.40	$ .51
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,072.80	$ 1.28
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2025 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,082.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,081.90	$ .52
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,081.00	$ 1.29
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2030 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,089.80	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,088.60	$ .52
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,088.30	$ 1.29
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2035 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,103.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,103.30	$ .52
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,102.70	$ 1.30
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2040 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,118.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,117.50	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,116.60	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2045 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,121.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,120.60	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,119.90	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2050 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,121.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,120.30	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,120.40	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2055 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,121.80	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,121.00	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,120.30	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2060 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,121.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,120.40	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,119.70	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25
VIP Freedom 2065 Portfolio℠
Initial Class	-%- D
Actual		$ 1,000	$ 1,120.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E
Service Class	.10%
Actual		$ 1,000	$ 1,120.10	$ .53
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class 2	.25%
Actual		$ 1,000	$ 1,120.20	$ 1.31
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.819548.119
VIPFF2K-SANN-0823
Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Semi-Annual Report
June 30, 2023

Contents

VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 30% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 40% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Bond Fund	23.9
VIP Investment Grade Bond II Portfolio - Investor Class	23.8
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	19.3
VIP Stock Selector All Cap Portfolio Investor Class	12.8
Fidelity Cash Central Fund 5.14%	3.3
Fidelity Overseas Fund	2.4
Fidelity Emerging Markets Fund	1.8
Fidelity Hedged Equity Fund	1.3
Fidelity Floating Rate High Income Fund	1.3
Fidelity U.S. Low Volatility Equity Fund	1.2
91.1

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 5.3%

VIP FundsManager® 20% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 25.3%
	Shares	Value ($)
Fidelity Canada Fund (a)	26,179	1,650,569
Fidelity Commodity Strategy Fund (a)	22,823	2,159,491
Fidelity Contrafund (a)	93,852	1,400,278
Fidelity Emerging Markets Discovery Fund (a)	474,278	7,436,685
Fidelity Emerging Markets Fund (a)	410,307	14,327,909
Fidelity Equity-Income Fund (a)	36,786	2,421,961
Fidelity Hedged Equity Fund (a)	949,318	9,958,345
Fidelity Infrastructure Fund (a)	65,888	799,216
Fidelity International Capital Appreciation Fund (a)	153,449	3,797,859
Fidelity International Discovery Fund (a)	103,411	4,558,336
Fidelity International Enhanced Index Fund (a)	478,234	5,035,806
Fidelity International Small Cap Fund (a)	66,466	1,957,412
Fidelity International Small Cap Opportunities Fund (a)	131,661	2,526,579
Fidelity International Value Fund (a)	329,566	3,041,897
Fidelity Large Cap Value Enhanced Index Fund (a)	46,309	691,856
Fidelity Low-Priced Stock Fund (a)	54,356	2,613,454
Fidelity Overseas Fund (a)	323,582	18,783,920
Fidelity Real Estate Investment Portfolio (a)	103,340	3,999,268
Fidelity U.S. Low Volatility Equity Fund (a)	928,017	9,623,541
Fidelity Value Discovery Fund (a)	34,338	1,209,386
VIP Stock Selector All Cap Portfolio Investor Class (a)	10,567,206	100,177,115
TOTAL EQUITY FUNDS (Cost $191,714,396)		198,170,883

Fixed-Income Funds - 51.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	1,082,433	9,925,912
Fidelity High Income Fund (a)	664,031	4,913,832
Fidelity Inflation-Protected Bond Index Fund (a)	634,586	5,838,192
Fidelity Long-Term Treasury Bond Index Fund (a)	920,423	9,590,805
Fidelity New Markets Income Fund (a)	128,714	1,495,651
Fidelity Total Bond Fund (a)	19,908,567	187,737,791
VIP Investment Grade Bond II Portfolio - Investor Class (a)	19,631,481	186,891,696
TOTAL FIXED-INCOME FUNDS (Cost $422,024,363)		406,393,879

Money Market Funds - 22.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	25,731,192	25,736,338
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03% (a)(c)	151,742,208	151,742,208
TOTAL MONEY MARKET FUNDS (Cost $177,478,546)		177,478,546

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 to 9/7/23 (e) (Cost $3,233,090)	3,250,000	3,234,215

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $794,450,395)	785,277,523
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(538,854)
NET ASSETS - 100.0%	784,738,669

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	85	Sep 2023	9,160,875	67,141	67,141
ICE MSCI Emerging Markets Index Contracts (United States)	44	Sep 2023	2,195,380	(22,808)	(22,808)

TOTAL EQUITY INDEX CONTRACTS					44,333

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Sep 2023	1,927,688	(38,146)	(38,146)

TOTAL PURCHASED					6,187

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	245	Sep 2023	54,981,063	(1,703,275)	(1,703,275)

TOTAL FUTURES CONTRACTS					(1,697,088)
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 7.0%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,234,215.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,033,248	47,319,552	25,616,462	195,193	-	-	25,736,338	0.1%
Total	4,033,248	47,319,552	25,616,462	195,193	-	-	25,736,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	1,378,388	373,274	227,776	-	(5,485)	132,168	1,650,569
Fidelity Commodity Strategy Fund	3,435,327	11	1,065,441	-	(347,381)	136,975	2,159,491
Fidelity Contrafund	1,445,287	23,485	355,823	21,090	9,871	277,458	1,400,278
Fidelity Emerging Markets Discovery Fund	6,739,780	17,375	175,147	-	(21,071)	875,748	7,436,685
Fidelity Emerging Markets Fund	12,284,109	2,168,751	1,559,703	-	(293,456)	1,728,208	14,327,909
Fidelity Equity-Income Fund	3,191,190	17,837	874,030	12,822	93,482	(6,518)	2,421,961
Fidelity Floating Rate High Income Fund	23,455,231	860,326	14,840,390	713,718	(463,224)	913,969	9,925,912
Fidelity Global Commodity Stock Fund	10,302,333	74,515	9,854,837	-	2,903,261	(3,425,272)	-
Fidelity Gold Portfolio	-	10,467,479	9,155,238	49,095	(1,312,241)	-	-
Fidelity Hedged Equity Fund	2,105,509	7,533,843	-	1,328	-	318,993	9,958,345
Fidelity High Income Fund	6,064,330	208,885	1,454,835	158,247	(59,377)	154,829	4,913,832
Fidelity Inflation-Protected Bond Index Fund	9,793,899	638,387	4,807,936	3,775	(253,474)	467,316	5,838,192
Fidelity Infrastructure Fund	-	826,172	34,333	2,344	(330)	7,707	799,216
Fidelity International Capital Appreciation Fund	2,795,765	790,232	361,964	-	10,620	563,206	3,797,859
Fidelity International Discovery Fund	3,601,493	982,223	473,614	-	(36,204)	484,438	4,558,336
Fidelity International Enhanced Index Fund	3,858,739	1,067,952	422,271	-	(8,838)	540,224	5,035,806
Fidelity International Small Cap Fund	1,547,864	430,573	188,198	-	3,579	163,594	1,957,412
Fidelity International Small Cap Opportunities Fund	2,314,879	23,616	-	-	-	188,084	2,526,579
Fidelity International Value Fund	2,383,180	655,943	247,343	-	120	249,997	3,041,897
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	166,262,113	4,973,213	19,493,118	3,650,399	-	-	151,742,208
Fidelity Large Cap Value Enhanced Index Fund	876,309	2,978	217,839	-	21,602	8,806	691,856
Fidelity Long-Term Treasury Bond Index Fund	3,890,763	6,136,481	473,331	84,168	(118,384)	155,276	9,590,805
Fidelity Low-Priced Stock Fund	3,914,990	6,394	1,448,338	-	60,501	79,907	2,613,454
Fidelity New Markets Income Fund	1,591,971	56,098	166,911	39,216	(37,309)	51,802	1,495,651
Fidelity Overseas Fund	14,257,471	3,970,251	1,789,118	-	59,009	2,286,307	18,783,920
Fidelity Real Estate Investment Portfolio	5,971,621	57,156	2,220,561	12,033	(107,063)	298,115	3,999,268
Fidelity Total Bond Fund	188,763,112	15,428,118	18,606,959	3,886,979	(299,480)	2,453,000	187,737,791
Fidelity U.S. Low Volatility Equity Fund	18,318,297	135,927	8,851,077	24,383	(193,510)	213,904	9,623,541
Fidelity Value Discovery Fund	1,571,764	3,277	364,687	-	60,084	(61,052)	1,209,386
VIP Investment Grade Bond II Portfolio - Investor Class	188,816,281	11,323,905	18,151,542	80,222	(517,159)	5,420,211	186,891,696
VIP Stock Selector All Cap Portfolio Investor Class	114,102,757	501,036	30,702,264	-	(4,587,806)	20,863,392	100,177,115
	805,034,752	69,755,713	148,584,624	8,739,819	(5,439,663)	35,540,792	756,306,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	198,170,883	198,170,883	-	-

Fixed-Income Funds	406,393,879	406,393,879	-	-

Money Market Funds	177,478,546	177,478,546	-	-

Other Short-Term Investments and Net Other Assets	3,234,215	-	3,234,215	-
Total Investments in Securities:	785,277,523	782,043,308	3,234,215	-
Derivative Instruments:

Assets
Futures Contracts	67,141	67,141	-	-
Total Assets	67,141	67,141	-	-

Liabilities
Futures Contracts	(1,764,229)	(1,764,229)	-	-
Total Liabilities	(1,764,229)	(1,764,229)	-	-
Total Derivative Instruments:	(1,697,088)	(1,697,088)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	67,141	(1,726,083)
Total Equity Risk	67,141	(1,726,083)
Interest Rate Risk
Futures Contracts (a)	0	(38,146)
Total Interest Rate Risk	0	(38,146)
Total Value of Derivatives	67,141	(1,764,229)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP FundsManager® 20% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,233,090)	$3,234,215
Fidelity Central Funds (cost $25,736,338)	25,736,338
Other affiliated issuers (cost $765,480,967)	756,306,970

Total Investment in Securities (cost $794,450,395)		$785,277,523
Receivable for investments sold		441,166
Receivable for fund shares sold		748
Distributions receivable from Fidelity Central Funds		47,119
Total assets		785,766,556
Liabilities
Payable for investments purchased	$968
Payable for fund shares redeemed	440,946
Accrued management fee	65,662
Distribution and service plan fees payable	1,431
Payable for daily variation margin on futures contracts	518,880
Total Liabilities		1,027,887
Net Assets		$784,738,669
Net Assets consist of:
Paid in capital		$817,236,435
Total accumulated earnings (loss)		(32,497,766)
Net Assets		$784,738,669

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($57,396 ÷ 5,503 shares)		$10.43
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($11,207,272 ÷ 1,079,364 shares)		$10.38
Investor Class :
Net Asset Value , offering price and redemption price per share ($773,474,001 ÷ 74,242,218 shares)		$10.42

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,717,859
Interest		70,521
Income from Fidelity Central Funds		195,193
Total Income		8,983,573
Expenses
Management fee	$604,247
Distribution and service plan fees	14,339
Independent trustees' fees and expenses	1,424
Total expenses before reductions	620,010
Expense reductions	(207,690)
Total expenses after reductions		412,320
Net Investment income (loss)		8,571,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23
Affiliated issuers	(5,439,663)
Futures contracts	(3,653,907)
Capital gain distributions from underlying funds:
Affiliated issuers	21,960
Total net realized gain (loss)		(9,071,587)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	166
Affiliated issuers	35,540,792
Futures contracts	(2,979,837)
Total change in net unrealized appreciation (depreciation)		32,561,121
Net gain (loss)		23,489,534
Net increase (decrease) in net assets resulting from operations		$32,060,787

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,571,253	$19,754,588
Net realized gain (loss)	(9,071,587)	(20,707,274)
Change in net unrealized appreciation (depreciation)	32,561,121	(93,309,136)
Net increase (decrease) in net assets resulting from operations	32,060,787	(94,261,822)
Distributions to shareholders	(2,069,168)	(82,937,596)

Share transactions - net increase (decrease)	(57,526,896)	(6,922,519)
Total increase (decrease) in net assets	(27,535,277)	(184,121,937)

Net Assets
Beginning of period	812,273,946	996,395,883
End of period	$784,738,669	$812,273,946

VIP FundsManager® 20% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$12.18	$11.89	$11.19	$10.75	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.14	.13	.22	.21
Net realized and unrealized gain (loss)	.30	(1.35)	.30	.77	.86	(.40)
Total from investment operations	.41	(1.11)	.44	.90	1.08	(.19)
Distributions from net investment income	(.03)	(.25)	(.13)	(.13)	(.21)	(.21)
Distributions from net realized gain	-	(.77)	(.03)	(.07)	(.43)	(.48)
Total distributions	(.03)	(1.02)	(.15) C	(.20)	(.64)	(.69)
Net asset value, end of period	$10.43	$10.05	$12.18	$11.89	$11.19	$10.75
Total Return D,E,F	4.04%	(9.59)%	3.74%	8.11%	10.39%	(1.67)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.30%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10% I	.15%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.15%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.13% I	2.24%	1.12%	1.17%	2.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$57	$54	$63	$61	$57	$55
Portfolio turnover rate J	18% I	70% K	45% K	32% K	33%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$12.14	$11.86	$11.16	$10.72	$11.60
Income from Investment Operations
Net investment income (loss) A,B	.10	.22	.12	.12	.20	.19
Net realized and unrealized gain (loss)	.29	(1.34)	.30	.77	.87	(.40)
Total from investment operations	.39	(1.12)	.42	.89	1.07	(.21)
Distributions from net investment income	(.03)	(.23)	(.11)	(.11)	(.20)	(.19)
Distributions from net realized gain	-	(.77)	(.03)	(.07)	(.43)	(.48)
Total distributions	(.03)	(1.00)	(.14)	(.19) C	(.63)	(.67)
Net asset value, end of period	$10.38	$10.02	$12.14	$11.86	$11.16	$10.72
Total Return D,E,F	3.86%	(9.67)%	3.52%	7.97%	10.26%	(1.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.44%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25% I	.29%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.29%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.98% I	2.09%	.97%	1.02%	1.86%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$11,207	$11,376	$10,257	$9,323	$8,978	$8,286
Portfolio turnover rate J	18% I	70% K	45% K	32% K	33%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$12.17	$11.89	$11.18	$10.74	$11.62
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.14	.13	.22	.21
Net realized and unrealized gain (loss)	.30	(1.35)	.29	.78	.86	(.40)
Total from investment operations	.41	(1.11)	.43	.91	1.08	(.19)
Distributions from net investment income	(.03)	(.25)	(.13)	(.13)	(.21)	(.21)
Distributions from net realized gain	-	(.77)	(.03)	(.07)	(.43)	(.48)
Total distributions	(.03)	(1.02)	(.15) C	(.20)	(.64)	(.69)
Net asset value, end of period	$10.42	$10.04	$12.17	$11.89	$11.18	$10.74
Total Return D,E,F	4.05%	(9.60)%	3.65%	8.21%	10.40%	(1.67)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.19%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.13% I	2.24%	1.12%	1.17%	2.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$773,474	$800,844	$986,076	$925,096	$812,070	$719,784
Portfolio turnover rate J	18% I	70% K	45% K	32% K	33%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 30% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Bond Fund	23.4
VIP Investment Grade Bond II Portfolio - Investor Class	23.3
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	13.5
VIP Stock Selector All Cap Portfolio Investor Class	11.0
Fidelity Overseas Fund	4.2
Fidelity Cash Central Fund 5.14%	4.1
Fidelity Emerging Markets Fund	4.0
Fidelity Hedged Equity Fund	1.3
Fidelity Floating Rate High Income Fund	1.3
Fidelity U.S. Low Volatility Equity Fund	1.2
87.3

Asset Allocation (% of Fund's net assets)

VIP FundsManager® 30% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Canada Fund (a)	172	10,833
Fidelity Commodity Strategy Fund (a)	54	5,081
Fidelity Contrafund (a)	344	5,126
Fidelity Emerging Markets Discovery Fund (a)	580	9,088
Fidelity Emerging Markets Fund (a)	2,310	80,670
Fidelity Equity-Income Fund (a)	191	12,560
Fidelity Hedged Equity Fund (a)	2,456	25,761
Fidelity Infrastructure Fund (a)	167	2,029
Fidelity International Capital Appreciation Fund (a)	712	17,620
Fidelity International Discovery Fund (a)	517	22,787
Fidelity International Enhanced Index Fund (a)	1,914	20,150
Fidelity International Small Cap Fund (a)	303	8,922
Fidelity International Small Cap Opportunities Fund (a)	602	11,548
Fidelity International Value Fund (a)	1,289	11,901
Fidelity Japan Smaller Companies Fund (a)	348	5,163
Fidelity Large Cap Value Enhanced Index Fund (a)	412	6,157
Fidelity Low-Priced Stock Fund (a)	314	15,091
Fidelity Overseas Fund (a)	1,482	86,026
Fidelity Real Estate Investment Portfolio (a)	268	10,352
Fidelity U.S. Low Volatility Equity Fund (a)	2,449	25,395
Fidelity Value Discovery Fund (a)	194	6,815
VIP Stock Selector All Cap Portfolio Investor Class (a)	23,573	223,471
TOTAL EQUITY FUNDS (Cost $604,499)		622,546

Fixed-Income Funds - 51.3%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	2,800	25,679
Fidelity High Income Fund (a)	1,728	12,785
Fidelity Inflation-Protected Bond Index Fund (a)	2,189	20,141
Fidelity Intermediate Treasury Bond Index Fund (a)	530	5,105
Fidelity Long-Term Treasury Bond Index Fund (a)	2,401	25,020
Fidelity New Markets Income Fund (a)	445	5,175
Fidelity Total Bond Fund (a)	50,409	475,357
VIP Investment Grade Bond II Portfolio - Investor Class (a)	49,716	473,298
TOTAL FIXED-INCOME FUNDS (Cost $1,047,382)		1,042,560

Money Market Funds - 17.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	82,733	82,749
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03% (a)(c)	275,742	275,742
TOTAL MONEY MARKET FUNDS (Cost $358,491)		358,491

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,010,372)	2,023,597
NET OTHER ASSETS (LIABILITIES) - 0.5%	9,940
NET ASSETS - 100.0%	2,033,537

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	1,068,249	985,500	310	-	-	82,749	0.0%
Total	-	1,068,249	985,500	310	-	-	82,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	-	10,835	99	-	-	97	10,833
Fidelity Commodity Strategy Fund	-	5,694	486	-	(19)	(108)	5,081
Fidelity Contrafund	-	4,799	50	-	-	377	5,126
Fidelity Emerging Markets Discovery Fund	-	8,816	66	-	-	338	9,088
Fidelity Emerging Markets Fund	-	79,378	587	-	(16)	1,895	80,670
Fidelity Equity-Income Fund	-	12,450	128	-	-	238	12,560
Fidelity Floating Rate High Income Fund	-	38,631	13,237	467	41	244	25,679
Fidelity Global Commodity Stock Fund	-	17,186	16,303	-	(883)	-	-
Fidelity Gold Portfolio	-	25,531	21,813	56	(3,718)	-	-
Fidelity Hedged Equity Fund	-	25,458	208	-	-	511	25,761
Fidelity High Income Fund	-	15,410	2,647	125	(25)	47	12,785
Fidelity Inflation-Protected Bond Index Fund	-	30,577	10,183	6	(142)	(111)	20,141
Fidelity Infrastructure Fund	-	2,045	19	-	-	3	2,029
Fidelity Intermediate Treasury Bond Index Fund	-	15,333	10,019	48	(155)	(54)	5,105
Fidelity International Capital Appreciation Fund	-	17,357	157	-	(1)	421	17,620
Fidelity International Discovery Fund	-	22,739	205	-	(3)	256	22,787
Fidelity International Enhanced Index Fund	-	20,209	183	-	(3)	127	20,150
Fidelity International Small Cap Fund	-	8,975	80	-	(2)	29	8,922
Fidelity International Small Cap Opportunities Fund	-	11,828	107	-	(3)	(170)	11,548
Fidelity International Value Fund	-	11,828	107	-	(2)	182	11,901
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	-	278,258	2,516	2,088	-	-	275,742
Fidelity Japan Smaller Companies Fund	-	5,095	47	-	(1)	116	5,163
Fidelity Large Cap Value Enhanced Index Fund	-	6,022	63	-	-	198	6,157
Fidelity Long-Term Treasury Bond Index Fund	-	25,540	301	73	(10)	(209)	25,020
Fidelity Low-Priced Stock Fund	-	15,018	156	-	-	229	15,091
Fidelity New Markets Income Fund	-	5,137	47	41	-	85	5,175
Fidelity Overseas Fund	-	85,784	773	-	(9)	1,024	86,026
Fidelity Real Estate Investment Portfolio	-	10,217	93	27	-	228	10,352
Fidelity Total Bond Fund	-	489,868	11,597	3,049	(134)	(2,780)	475,357
Fidelity U.S. Low Volatility Equity Fund	-	25,532	233	-	(2)	98	25,395
Fidelity Value Discovery Fund	-	6,836	72	-	-	51	6,815
VIP Investment Grade Bond II Portfolio - Investor Class	-	486,801	11,372	-	(87)	(2,044)	473,298
VIP Stock Selector All Cap Portfolio Investor Class	-	214,149	2,589	-	4	11,907	223,471
	-	2,039,336	106,543	5,980	(5,170)	13,225	1,940,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	622,546	622,546	-	-

Fixed-Income Funds	1,042,560	1,042,560	-	-

Money Market Funds	358,491	358,491	-	-
Total Investments in Securities:	2,023,597	2,023,597	-	-
VIP FundsManager® 30% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $82,749)	$82,749
Other affiliated issuers (cost $1,927,623)	1,940,848

Total Investment in Securities (cost $2,010,372)		$2,023,597
Cash		10,401
Receivable for investments sold		15,924
Distributions receivable from Fidelity Central Funds		80
Total assets		2,050,002
Liabilities
Payable for investments purchased	$80
Payable for fund shares redeemed	16,182
Accrued management fee	161
Distribution and service plan fees payable	42
Total Liabilities		16,465
Net Assets		$2,033,537
Net Assets consist of:
Paid in capital		$2,019,616
Total accumulated earnings (loss)		13,921
Net Assets		$2,033,537

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($334,243 ÷ 33,300 shares)		$10.04
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($334,133 ÷ 33,300 shares)		$10.03
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,365,161 ÷ 136,017 shares)		$10.04

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,980
Income from Fidelity Central Funds		310
Total Income		6,290
Expenses
Management fee	$471
Distribution and service plan fees	255
Total expenses before reductions	726
Expense reductions	(302)
Total expenses after reductions		424
Net Investment income (loss)		5,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,170)
Total net realized gain (loss)		(5,170)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	13,225
Total change in net unrealized appreciation (depreciation)		13,225
Net gain (loss)		8,055
Net increase (decrease) in net assets resulting from operations		$13,921

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,866
Net realized gain (loss)	(5,170)
Change in net unrealized appreciation (depreciation)	13,225
Net increase (decrease) in net assets resulting from operations	13,921

Share transactions - net increase (decrease)	2,019,616
Total increase (decrease) in net assets	2,033,537

Net Assets
Beginning of period	-
End of period	$2,033,537

VIP FundsManager® 30% Portfolio Service Class

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	- D
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F,G	.40%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J
Expenses net of fee waivers, if any	.10% J
Expenses net of all reductions	.10% J
Net investment income (loss)	1.89% J
Supplemental Data
Net assets, end of period (000 omitted)	$334
Portfolio turnover rate K	7% L

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

VIP FundsManager® 30% Portfolio Service Class 2

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.01) D
Total from investment operations	.03
Net asset value, end of period	$10.03
Total Return E,F,G	.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J
Expenses net of fee waivers, if any	.25% J
Expenses net of all reductions	.25% J
Net investment income (loss)	1.74% J
Supplemental Data
Net assets, end of period (000 omitted)	$334
Portfolio turnover rate K	7% L

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

VIP FundsManager® 30% Portfolio Investor Class

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	- D
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return E,F,G	.40%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J
Expenses net of fee waivers, if any	.10% J
Expenses net of all reductions	.10% J
Net investment income (loss)	1.89% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,365
Portfolio turnover rate K	7% L

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

VIP FundsManager® 40% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Bond Fund	20.8
VIP Investment Grade Bond II Portfolio - Investor Class	20.8
VIP Stock Selector All Cap Portfolio Investor Class	15.5
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	8.5
Fidelity Overseas Fund	5.6
Fidelity Emerging Markets Fund	5.0
Fidelity Cash Central Fund 5.14%	3.8
Fidelity International Discovery Fund	1.5
Fidelity Low-Priced Stock Fund	1.3
Fidelity International Enhanced Index Fund	1.3
84.1

Asset Allocation (% of Fund's net assets)

VIP FundsManager® 40% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	268	16,908
Fidelity Commodity Strategy Fund (a)	78	7,364
Fidelity Contrafund (a)	707	10,554
Fidelity Emerging Markets Discovery Fund (a)	849	13,318
Fidelity Emerging Markets Fund (a)	3,399	118,676
Fidelity Equity-Income Fund (a)	394	25,937
Fidelity Hedged Equity Fund (a)	2,823	29,613
Fidelity Infrastructure Fund (a)	196	2,372
Fidelity International Capital Appreciation Fund (a)	1,102	27,271
Fidelity International Discovery Fund (a)	800	35,244
Fidelity International Enhanced Index Fund (a)	2,956	31,124
Fidelity International Small Cap Fund (a)	468	13,770
Fidelity International Small Cap Opportunities Fund (a)	931	17,869
Fidelity International Value Fund (a)	1,982	18,296
Fidelity Japan Smaller Companies Fund (a)	405	6,017
Fidelity Large Cap Value Enhanced Index Fund (a)	852	12,727
Fidelity Low-Priced Stock Fund (a)	650	31,249
Fidelity Overseas Fund (a)	2,291	133,003
Fidelity Real Estate Investment Portfolio (a)	312	12,089
Fidelity U.S. Low Volatility Equity Fund (a)	2,875	29,816
Fidelity Value Discovery Fund (a)	402	14,145
VIP Stock Selector All Cap Portfolio Investor Class (a)	39,109	370,750
TOTAL EQUITY FUNDS (Cost $954,535)		978,112

Fixed-Income Funds - 46.2%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	3,281	30,089
Fidelity High Income Fund (a)	2,015	14,911
Fidelity Inflation-Protected Bond Index Fund (a)	2,567	23,616
Fidelity Intermediate Treasury Bond Index Fund (a)	608	5,853
Fidelity Long-Term Treasury Bond Index Fund (a)	2,829	29,475
Fidelity New Markets Income Fund (a)	520	6,040
Fidelity Total Bond Fund (a)	52,795	497,858
VIP Investment Grade Bond II Portfolio - Investor Class (a)	52,093	495,927
TOTAL FIXED-INCOME FUNDS (Cost $1,112,266)		1,103,769

Money Market Funds - 12.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	90,584	90,602
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03% (a)(c)	203,746	203,746
TOTAL MONEY MARKET FUNDS (Cost $294,348)		294,348

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,361,149)	2,376,229
NET OTHER ASSETS (LIABILITIES) - 0.5%	12,366
NET ASSETS - 100.0%	2,388,595

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	1,076,002	985,400	313	-	-	90,602	0.0%
Total	-	1,076,002	985,400	313	-	-	90,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	-	16,744	4	-	-	168	16,908
Fidelity Commodity Strategy Fund	-	8,128	571	-	(22)	(171)	7,364
Fidelity Contrafund	-	9,908	2	-	-	648	10,554
Fidelity Emerging Markets Discovery Fund	-	12,965	3	-	-	356	13,318
Fidelity Emerging Markets Fund	-	117,091	27	-	-	1,612	118,676
Fidelity Equity-Income Fund	-	25,512	6	-	-	431	25,937
Fidelity Floating Rate High Income Fund	-	44,681	14,872	481	49	231	30,089
Fidelity Global Commodity Stock Fund	-	24,037	22,928	-	(1,109)	-	-
Fidelity Gold Portfolio	-	29,332	25,348	56	(3,984)	-	-
Fidelity Hedged Equity Fund	-	29,085	1	-	-	529	29,613
Fidelity High Income Fund	-	17,857	2,924	128	(28)	6	14,911
Fidelity Inflation-Protected Bond Index Fund	-	35,462	11,493	6	(166)	(187)	23,616
Fidelity Infrastructure Fund	-	2,374	-	-	-	(2)	2,372
Fidelity Intermediate Treasury Bond Index Fund	-	17,615	11,487	49	(220)	(55)	5,853
Fidelity International Capital Appreciation Fund	-	26,690	6	-	-	587	27,271
Fidelity International Discovery Fund	-	34,960	8	-	-	292	35,244
Fidelity International Enhanced Index Fund	-	31,027	7	-	-	104	31,124
Fidelity International Small Cap Fund	-	13,796	3	-	-	(23)	13,770
Fidelity International Small Cap Opportunities Fund	-	18,106	4	-	-	(233)	17,869
Fidelity International Value Fund	-	18,106	4	-	-	194	18,296
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	-	203,794	48	1,356	-	-	203,746
Fidelity Japan Smaller Companies Fund	-	5,935	1	-	-	83	6,017
Fidelity Large Cap Value Enhanced Index Fund	-	12,389	3	-	-	341	12,727
Fidelity Long-Term Treasury Bond Index Fund	-	29,869	4	74	-	(390)	29,475
Fidelity Low-Priced Stock Fund	-	30,813	7	-	-	443	31,249
Fidelity New Markets Income Fund	-	5,978	1	42	-	63	6,040
Fidelity Overseas Fund	-	131,776	31	-	(1)	1,259	133,003
Fidelity Real Estate Investment Portfolio	-	11,896	3	24	-	196	12,089
Fidelity Total Bond Fund	-	506,751	4,419	2,797	(42)	(4,432)	497,858
Fidelity U.S. Low Volatility Equity Fund	-	29,734	7	54	-	89	29,816
Fidelity Value Discovery Fund	-	14,053	3	-	-	95	14,145
VIP Investment Grade Bond II Portfolio - Investor Class	-	503,936	4,244	-	(33)	(3,732)	495,927
VIP Stock Selector All Cap Portfolio Investor Class	-	354,257	85	-	-	16,578	370,750
	-	2,374,657	98,554	5,067	(5,556)	15,080	2,285,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	978,112	978,112	-	-

Fixed-Income Funds	1,103,769	1,103,769	-	-

Money Market Funds	294,348	294,348	-	-
Total Investments in Securities:	2,376,229	2,376,229	-	-
VIP FundsManager® 40% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $90,602)	$90,602
Other affiliated issuers (cost $2,270,547)	2,285,627

Total Investment in Securities (cost $2,361,149)		$2,376,229
Cash		11,923
Receivable for investments sold		3
Receivable for fund shares sold		32,314
Distributions receivable from Fidelity Central Funds		83
Total assets		2,420,552
Liabilities
Payable for investments purchased	$31,751
Accrued management fee	164
Distribution and service plan fees payable	42
Total Liabilities		31,957
Net Assets		$2,388,595
Net Assets consist of:
Paid in capital		$2,374,122
Total accumulated earnings (loss)		14,473
Net Assets		$2,388,595

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($335,511 ÷ 33,300 shares)		$10.08
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($335,401 ÷ 33,300 shares)		$10.07
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,717,683 ÷ 170,489 shares)		$10.08

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,067
Income from Fidelity Central Funds		313
Total Income		5,380
Expenses
Management fee	$482
Distribution and service plan fees	255
Total expenses before reductions	737
Expense reductions	(306)
Total expenses after reductions		431
Net Investment income (loss)		4,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,556)
Total net realized gain (loss)		(5,556)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	15,080
Total change in net unrealized appreciation (depreciation)		15,080
Net gain (loss)		9,524
Net increase (decrease) in net assets resulting from operations		$14,473

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,949
Net realized gain (loss)	(5,556)
Change in net unrealized appreciation (depreciation)	15,080
Net increase (decrease) in net assets resulting from operations	14,473

Share transactions - net increase (decrease)	2,374,122
Total increase (decrease) in net assets	2,388,595

Net Assets
Beginning of period	-
End of period	$2,388,595

VIP FundsManager® 40% Portfolio Service Class

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.05
Total from investment operations	.08
Net asset value, end of period	$10.08
Total Return D,E,F	.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I
Expenses net of fee waivers, if any	.10% I
Expenses net of all reductions	.10% I
Net investment income (loss)	1.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$336
Portfolio turnover rate J	6% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP FundsManager® 40% Portfolio Service Class 2

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.04
Total from investment operations	.07
Net asset value, end of period	$10.07
Total Return D,E,F	.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I
Expenses net of fee waivers, if any	.25% I
Expenses net of all reductions	.25% I
Net investment income (loss)	1.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$335
Portfolio turnover rate J	6% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP FundsManager® 40% Portfolio Investor Class

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.05
Total from investment operations	.08
Net asset value, end of period	$10.08
Total Return D,E,F	.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15% I
Expenses net of fee waivers, if any	.10% I
Expenses net of all reductions	.10% I
Net investment income (loss)	1.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,718
Portfolio turnover rate J	6% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP FundsManager® 50% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Stock Selector All Cap Portfolio Investor Class	28.5
Fidelity Total Bond Fund	17.8
VIP Investment Grade Bond II Portfolio - Investor Class	17.8
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.5
Fidelity International Enhanced Index Fund	1.7
Fidelity Cash Central Fund 5.14%	1.6
Fidelity International Discovery Fund	1.6
Fidelity Long-Term Treasury Bond Index Fund	1.5
Fidelity Low-Priced Stock Fund	1.4
83.9

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 5.9%

VIP FundsManager® 50% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 57.7%
	Shares	Value ($)
Fidelity Canada Fund (a)	466,006	29,381,684
Fidelity Commodity Strategy Fund (a)	148,640	14,064,313
Fidelity Contrafund (a)	919,271	13,715,524
Fidelity Emerging Markets Discovery Fund (a)	2,931,589	45,967,310
Fidelity Emerging Markets Fund (a)	7,008,522	244,737,579
Fidelity Equity-Income Fund (a)	662,631	43,627,621
Fidelity Global Commodity Stock Fund (a)	386,032	6,855,926
Fidelity Hedged Equity Fund (a)	5,425,829	56,916,947
Fidelity Infrastructure Fund (a)	360,099	4,367,999
Fidelity International Capital Appreciation Fund (a)	2,375,958	58,804,968
Fidelity International Discovery Fund (a)	1,597,632	70,423,638
Fidelity International Enhanced Index Fund (a)	7,454,907	78,500,173
Fidelity International Small Cap Fund (a)	1,037,791	30,562,959
Fidelity International Small Cap Opportunities Fund (a)	2,022,865	38,818,773
Fidelity International Value Fund (a)	5,163,618	47,660,190
Fidelity Japan Smaller Companies Fund (a)	2,804,268	41,615,333
Fidelity Large Cap Value Enhanced Index Fund (a)	1,556,158	23,248,993
Fidelity Low-Priced Stock Fund (a)	1,325,411	63,725,758
Fidelity Overseas Fund (a)	5,023,574	291,618,449
Fidelity Real Estate Investment Portfolio (a)	578,860	22,401,891
Fidelity U.S. Low Volatility Equity Fund (a)	5,226,498	54,198,788
Fidelity Value Discovery Fund (a)	737,457	25,973,247
VIP Stock Selector All Cap Portfolio Investor Class (a)	134,447,828	1,274,565,414
TOTAL EQUITY FUNDS (Cost $2,447,433,531)		2,581,753,477

Fixed-Income Funds - 40.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	6,146,773	56,365,910
Fidelity High Income Fund (a)	3,805,730	28,162,403
Fidelity Inflation-Protected Bond Index Fund (a)	5,991,059	55,117,744
Fidelity Long-Term Treasury Bond Index Fund (a)	6,158,120	64,167,615
Fidelity New Markets Income Fund (a)	865,313	10,054,943
Fidelity Total Bond Fund (a)	84,573,639	797,529,418
VIP Investment Grade Bond II Portfolio - Investor Class (a)	83,402,019	793,987,223
TOTAL FIXED-INCOME FUNDS (Cost $1,870,735,557)		1,805,385,256

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $71,942,699)	71,928,314	71,942,700

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 to 9/7/23 (d) (Cost $18,179,203)	18,250,000	18,185,995

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,408,290,990)	4,477,267,428
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,613,865)
NET ASSETS - 100.0%	4,473,653,563

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	222	Sep 2023	23,926,050	175,412	175,412
ICE MSCI Emerging Markets Index Contracts (United States)	320	Sep 2023	15,966,400	(166,281)	(166,281)

TOTAL EQUITY INDEX CONTRACTS					9,131

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	103	Sep 2023	11,030,656	(218,278)	(218,278)

TOTAL PURCHASED					(209,147)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,403	Sep 2023	314,850,738	(9,753,330)	(9,753,330)

TOTAL FUTURES CONTRACTS					(9,962,477)
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 7.0%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,164,422.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	21,835,280	195,716,506	145,609,087	333,197	-	1	71,942,700	0.2%
Total	21,835,280	195,716,506	145,609,087	333,197	-	1	71,942,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	26,268,920	4,103,029	3,208,164	-	(57,452)	2,275,351	29,381,684
Fidelity Commodity Strategy Fund	24,871,022	-	9,211,386	-	(2,847,625)	1,252,302	14,064,313
Fidelity Contrafund	13,608,890	241,987	2,937,326	196,512	155,074	2,646,899	13,715,524
Fidelity Emerging Markets Discovery Fund	42,141,029	745,961	2,236,838	-	(78,525)	5,395,683	45,967,310
Fidelity Emerging Markets Fund	205,358,125	35,481,844	19,891,417	-	(256,152)	24,045,179	244,737,579
Fidelity Equity-Income Fund	50,452,266	343,256	8,633,333	226,697	894,566	570,866	43,627,621
Fidelity Floating Rate High Income Fund	130,813,894	4,199,379	81,155,145	3,986,326	(2,740,550)	5,248,332	56,365,910
Fidelity Global Commodity Stock Fund	75,011,683	149,176	64,342,403	-	25,090,018	(29,052,548)	6,855,926
Fidelity Gold Portfolio	-	57,893,237	50,528,044	271,613	(7,365,193)	-	-
Fidelity Hedged Equity Fund	11,893,817	43,212,319	-	7,504	-	1,810,811	56,916,947
Fidelity High Income Fund	35,001,084	987,294	8,379,509	909,369	(294,378)	847,912	28,162,403
Fidelity Inflation-Protected Bond Index Fund	88,299,178	5,451,379	40,535,883	25,926	(2,073,386)	3,976,456	55,117,744
Fidelity Infrastructure Fund	-	4,577,771	249,311	12,892	(2,672)	42,211	4,367,999
Fidelity International Capital Appreciation Fund	47,135,419	7,750,435	5,118,838	-	95,521	8,942,431	58,804,968
Fidelity International Discovery Fund	60,575,710	9,554,385	6,701,688	-	(200,436)	7,195,667	70,423,638
Fidelity International Enhanced Index Fund	65,483,051	10,496,419	5,950,007	-	32,473	8,438,237	78,500,173
Fidelity International Small Cap Fund	26,266,552	4,215,514	2,639,407	-	49,300	2,671,000	30,562,959
Fidelity International Small Cap Opportunities Fund	35,812,076	100,454	-	-	-	2,906,243	38,818,773
Fidelity International Value Fund	40,625,387	6,460,602	3,480,444	-	10,293	4,044,352	47,660,190
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	56,933,955	390,646	57,324,601	423,248	-	-	-
Fidelity Japan Smaller Companies Fund	37,773,487	-	-	-	-	3,841,846	41,615,333
Fidelity Large Cap Value Enhanced Index Fund	26,582,548	56,411	4,390,557	-	430,147	570,444	23,248,993
Fidelity Long-Term Treasury Bond Index Fund	21,746,072	45,646,272	2,867,183	541,467	(411,976)	54,430	64,167,615
Fidelity Low-Priced Stock Fund	72,404,093	140,716	11,598,842	-	562,017	2,217,774	63,725,758
Fidelity New Markets Income Fund	10,554,427	286,316	884,688	260,340	(204,536)	303,424	10,054,943
Fidelity Overseas Fund	240,984,879	38,973,680	25,262,361	-	493,295	36,428,956	291,618,449
Fidelity Real Estate Investment Portfolio	30,398,075	131,068	9,144,912	66,991	(550,750)	1,568,410	22,401,891
Fidelity Total Bond Fund	789,565,602	73,319,065	74,316,902	16,177,791	(1,897,247)	10,858,900	797,529,418
Fidelity U.S. Low Volatility Equity Fund	102,120,955	300,300	48,373,735	136,882	2,404,546	(2,253,278)	54,198,788
Fidelity Value Discovery Fund	30,864,615	63,815	4,969,038	-	955,324	(941,469)	25,973,247
VIP Investment Grade Bond II Portfolio - Investor Class	789,769,458	58,151,362	74,289,246	331,624	(2,171,224)	22,526,873	793,987,223
VIP Stock Selector All Cap Portfolio Investor Class	1,268,321,115	2,059,420	190,967,146	-	(28,766,465)	223,918,490	1,274,565,414
	4,457,637,384	415,483,512	819,588,354	23,575,182	(18,745,993)	352,352,184	4,387,138,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	2,581,753,477	2,581,753,477	-	-

Fixed-Income Funds	1,805,385,256	1,805,385,256	-	-

Money Market Funds	71,942,700	71,942,700	-	-

Other Short-Term Investments and Net Other Assets	18,185,995	-	18,185,995	-
Total Investments in Securities:	4,477,267,428	4,459,081,433	18,185,995	-
Derivative Instruments:

Assets
Futures Contracts	175,412	175,412	-	-
Total Assets	175,412	175,412	-	-

Liabilities
Futures Contracts	(10,137,889)	(10,137,889)	-	-
Total Liabilities	(10,137,889)	(10,137,889)	-	-
Total Derivative Instruments:	(9,962,477)	(9,962,477)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	175,412	(9,919,611)
Total Equity Risk	175,412	(9,919,611)
Interest Rate Risk
Futures Contracts (a)	0	(218,278)
Total Interest Rate Risk	0	(218,278)
Total Value of Derivatives	175,412	(10,137,889)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP FundsManager® 50% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,179,203)	$18,185,995
Fidelity Central Funds (cost $71,942,699)	71,942,700
Other affiliated issuers (cost $4,318,169,088)	4,387,138,733

Total Investment in Securities (cost $4,408,290,990)		$4,477,267,428
Receivable for investments sold		1,862,501
Receivable for fund shares sold		7,655
Distributions receivable from Fidelity Central Funds		48,424
Total assets		4,479,186,008
Liabilities
Payable for investments purchased	$5,188
Payable for fund shares redeemed	1,864,966
Accrued management fee	372,118
Distribution and service plan fees payable	9,728
Payable for daily variation margin on futures contracts	3,280,445
Total Liabilities		5,532,445
Net Assets		$4,473,653,563
Net Assets consist of:
Paid in capital		$4,546,322,831
Total accumulated earnings (loss)		(72,669,268)
Net Assets		$4,473,653,563

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($52,755 ÷ 4,773 shares)		$11.05
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($78,342,031 ÷ 7,127,875 shares)		$10.99
Investor Class :
Net Asset Value , offering price and redemption price per share ($4,395,258,777 ÷ 397,743,682 shares)		$11.05

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$23,363,142
Interest		398,939
Income from Fidelity Central Funds		333,197
Total Income		24,095,278
Expenses
Management fee	$3,380,783
Distribution and service plan fees	97,094
Independent trustees' fees and expenses	7,951
Total expenses before reductions	3,485,828
Expense reductions	(1,168,548)
Total expenses after reductions		2,317,280
Net Investment income (loss)		21,777,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	125
Affiliated issuers	(18,745,993)
Futures contracts	(20,048,925)
Capital gain distributions from underlying funds:
Affiliated issuers	212,040
Total net realized gain (loss)		(38,582,753)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,329
Fidelity Central Funds	1
Other affiliated issuers	352,352,184
Futures contracts	(16,209,266)
Total change in net unrealized appreciation (depreciation)		336,144,248
Net gain (loss)		297,561,495
Net increase (decrease) in net assets resulting from operations		$319,339,493

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,777,998	$93,972,934
Net realized gain (loss)	(38,582,753)	(113,948,148)
Change in net unrealized appreciation (depreciation)	336,144,248	(796,941,538)
Net increase (decrease) in net assets resulting from operations	319,339,493	(816,916,752)
Distributions to shareholders	(11,931,895)	(979,815,592)

Share transactions - net increase (decrease)	(329,275,818)	310,287,644
Total increase (decrease) in net assets	(21,868,220)	(1,486,444,700)

Net Assets
Beginning of period	4,495,521,783	5,981,966,483
End of period	$4,473,653,563	$4,495,521,783

VIP FundsManager® 50% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$14.51	$13.57	$12.28	$11.68	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.15	.14	.20	.19
Net realized and unrealized gain (loss)	.70	(2.00)	1.19	1.55	1.76	(.86)
Total from investment operations	.75	(1.79)	1.34	1.69	1.96	(.67)
Distributions from net investment income	(.03)	(.23)	(.16)	(.14)	(.20)	(.18)
Distributions from net realized gain	-	(2.16)	(.24)	(.26)	(1.15)	(1.00)
Total distributions	(.03)	(2.39)	(.40)	(.40)	(1.36) C	(1.18)
Net asset value, end of period	$11.05	$10.33	$14.51	$13.57	$12.28	$11.68
Total Return D,E,F	7.25%	(13.91)%	10.01%	14.06%	17.89%	(5.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.30%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10% I	.15%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.15%	.20%	.20%	.20%	.20%
Net investment income (loss)	.97% I	1.86%	1.10%	1.12%	1.68%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$49	$69	$64	$58	$55
Portfolio turnover rate J	19% I	51% K	51% K	24% K	25%	80%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$14.45	$13.51	$12.23	$11.64	$13.48
Income from Investment Operations
Net investment income (loss) A,B	.04	.19	.13	.12	.18	.17
Net realized and unrealized gain (loss)	.70	(1.99)	1.18	1.55	1.75	(.85)
Total from investment operations	.74	(1.80)	1.31	1.67	1.93	(.68)
Distributions from net investment income	(.03)	(.21)	(.14)	(.13)	(.19)	(.16)
Distributions from net realized gain	-	(2.16)	(.24)	(.26)	(1.15)	(1.00)
Total distributions	(.03)	(2.37)	(.37) C	(.39)	(1.34)	(1.16)
Net asset value, end of period	$10.99	$10.28	$14.45	$13.51	$12.23	$11.64
Total Return D,E,F	7.19%	(14.04)%	9.88%	13.89%	17.69%	(5.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.45%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25% I	.30%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.30%	.35%	.35%	.35%	.35%
Net investment income (loss)	.82% I	1.71%	.95%	.97%	1.53%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$78,342	$75,580	$94,708	$114,211	$103,031	$90,234
Portfolio turnover rate J	19% I	51% K	51% K	24% K	25%	80%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$14.50	$13.56	$12.28	$11.68	$13.52
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.15	.14	.20	.19
Net realized and unrealized gain (loss)	.71	(2.00)	1.19	1.54	1.76	(.85)
Total from investment operations	.76	(1.79)	1.34	1.68	1.96	(.66)
Distributions from net investment income	(.03)	(.23)	(.16)	(.14)	(.20)	(.18)
Distributions from net realized gain	-	(2.16)	(.24)	(.26)	(1.15)	(1.00)
Total distributions	(.03)	(2.39)	(.40)	(.40)	(1.36) C	(1.18)
Net asset value, end of period	$11.05	$10.32	$14.50	$13.56	$12.28	$11.68
Total Return D,E,F	7.35%	(13.94)%	10.02%	13.98%	17.89%	(5.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.20%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10% I	.15%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.15%	.20%	.20%	.20%	.20%
Net investment income (loss)	.97% I	1.86%	1.10%	1.12%	1.68%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$4,395,259	$4,419,893	$5,887,190	$5,731,732	$5,630,795	$5,535,648
Portfolio turnover rate J	19% I	51% K	51% K	24% K	25%	80%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 60% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Stock Selector All Cap Portfolio Investor Class	28.8
Fidelity Total Bond Fund	14.8
VIP Investment Grade Bond II Portfolio - Investor Class	14.8
Fidelity Overseas Fund	7.0
Fidelity Emerging Markets Fund	6.5
Fidelity Low-Priced Stock Fund	2.2
Fidelity Equity-Income Fund	2.0
Fidelity Cash Central Fund 5.14%	2.0
Fidelity International Enhanced Index Fund	1.8
Fidelity International Discovery Fund	1.7
81.6

Asset Allocation (% of Fund's net assets)

Futures - 1.2%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP FundsManager® 60% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 63.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	755,070	47,607,148
Fidelity Commodity Strategy Fund (a)	200,408	18,962,622
Fidelity Contrafund (a)	4,007,529	59,792,336
Fidelity Emerging Markets Discovery Fund (a)	3,208,022	50,301,786
Fidelity Emerging Markets Fund (a)	11,606,626	405,303,373
Fidelity Equity-Income Fund (a)	1,929,853	127,061,526
Fidelity Global Commodity Stock Fund (a)	576,006	10,229,871
Fidelity Hedged Equity Fund (a)	7,494,178	78,613,925
Fidelity Infrastructure Fund (a)	487,762	5,916,555
Fidelity International Capital Appreciation Fund (a)	3,530,724	87,385,431
Fidelity International Discovery Fund (a)	2,446,084	107,823,403
Fidelity International Enhanced Index Fund (a)	10,450,818	110,047,109
Fidelity International Small Cap Fund (a)	1,614,652	47,551,505
Fidelity International Small Cap Opportunities Fund (a)	2,820,167	54,119,003
Fidelity International Value Fund (a)	7,432,207	68,599,269
Fidelity Japan Smaller Companies Fund (a)	2,911,911	43,212,763
Fidelity Large Cap Value Enhanced Index Fund (a)	3,540,511	52,895,229
Fidelity Low-Priced Stock Fund (a)	2,873,772	138,170,934
Fidelity Overseas Fund (a)	7,513,905	436,182,193
Fidelity Real Estate Investment Portfolio (a)	799,501	30,940,687
Fidelity U.S. Low Volatility Equity Fund (a)	7,323,863	75,948,459
Fidelity Value Discovery Fund (a)	1,762,289	62,067,829
VIP Stock Selector All Cap Portfolio Investor Class (a)	188,703,638	1,788,910,490
TOTAL EQUITY FUNDS (Cost $3,683,560,594)		3,907,643,446

Fixed-Income Funds - 34.6%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	6,812,962	62,474,863
Fidelity High Income Fund (a)	5,273,366	39,022,912
Fidelity Inflation-Protected Bond Index Fund (a)	9,954,530	91,581,673
Fidelity Long-Term Treasury Bond Index Fund (a)	10,063,957	104,866,432
Fidelity New Markets Income Fund (a)	1,266,395	14,715,514
Fidelity Total Bond Fund (a)	97,535,715	919,761,796
VIP Investment Grade Bond II Portfolio - Investor Class (a)	96,191,409	915,742,209
TOTAL FIXED-INCOME FUNDS (Cost $2,231,630,445)		2,148,165,399

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $126,214,217)	126,188,980	126,214,217

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.26% 7/27/23 to 9/14/23 (d) (Cost $21,986,637)	22,080,000	21,994,663

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,063,391,893)	6,204,017,725
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,486,872)
NET ASSETS - 100.0%	6,202,530,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,481	Sep 2023	159,614,775	1,170,547	1,170,547
ICE MSCI Emerging Markets Index Contracts (United States)	706	Sep 2023	35,225,870	(366,795)	(366,795)

TOTAL EQUITY INDEX CONTRACTS					803,752

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	142	Sep 2023	15,207,313	(300,926)	(300,926)

TOTAL PURCHASED					502,826

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,260	Sep 2023	282,759,750	(8,758,939)	(8,758,939)

TOTAL FUTURES CONTRACTS					(8,256,113)
The notional amount of futures purchased as a percentage of Net Assets is 3.4%
The notional amount of futures sold as a percentage of Net Assets is 4.6%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,326,721.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	23,270,110	211,584,065	108,639,958	722,031	-	-	126,214,217	0.3%
Total	23,270,110	211,584,065	108,639,958	722,031	-	-	126,214,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	42,045,692	4,422,001	2,415,606	-	(79,139)	3,634,200	47,607,148
Fidelity Commodity Strategy Fund	34,874,076	10,230	13,656,793	-	(8,475,002)	6,210,111	18,962,622
Fidelity Contrafund	51,837,667	2,386,684	5,961,957	778,800	30,460	11,499,482	59,792,336
Fidelity Emerging Markets Discovery Fund	43,365,633	2,943,512	1,643,818	-	(32,012)	5,668,471	50,301,786
Fidelity Emerging Markets Fund	310,103,807	73,252,285	14,735,846	-	(39,257)	36,722,384	405,303,373
Fidelity Equity-Income Fund	132,722,232	4,729,590	14,495,401	625,879	332,561	3,772,544	127,061,526
Fidelity Floating Rate High Income Fund	147,661,871	9,216,396	97,262,465	4,617,211	(2,992,186)	5,851,247	62,474,863
Fidelity Global Commodity Stock Fund	106,092,672	3,477,989	94,455,646	-	35,306,681	(40,191,825)	10,229,871
Fidelity Gold Portfolio	-	76,811,778	66,896,632	360,285	(9,915,146)	-	-
Fidelity Hedged Equity Fund	14,700,174	61,565,341	-	9,275	-	2,348,410	78,613,925
Fidelity High Income Fund	44,809,789	3,132,523	9,632,821	1,210,343	(586,738)	1,300,159	39,022,912
Fidelity Inflation-Protected Bond Index Fund	108,830,605	15,546,656	35,091,043	40,997	(2,035,860)	4,331,315	91,581,673
Fidelity Infrastructure Fund	-	6,036,474	176,746	16,881	(909)	57,736	5,916,555
Fidelity International Capital Appreciation Fund	70,545,333	7,353,444	3,847,048	-	16,723	13,316,979	87,385,431
Fidelity International Discovery Fund	92,816,122	9,477,641	5,039,620	-	(366,187)	10,935,447	107,823,403
Fidelity International Enhanced Index Fund	93,691,610	8,957,027	4,479,149	-	(175,415)	12,053,036	110,047,109
Fidelity International Small Cap Fund	41,324,509	3,964,255	1,981,130	-	40,753	4,203,118	47,551,505
Fidelity International Small Cap Opportunities Fund	47,311,853	2,940,948	-	-	-	3,866,202	54,119,003
Fidelity International Value Fund	59,869,481	5,408,312	2,619,591	-	19,071	5,921,996	68,599,269
Fidelity Japan Smaller Companies Fund	39,223,445	-	-	-	-	3,989,318	43,212,763
Fidelity Large Cap Value Enhanced Index Fund	54,978,890	1,985,477	6,289,409	-	188,913	2,031,358	52,895,229
Fidelity Long-Term Treasury Bond Index Fund	55,441,582	51,190,746	2,681,054	1,071,248	(231,362)	1,146,520	104,866,432
Fidelity Low-Priced Stock Fund	143,904,503	4,962,640	16,452,730	-	(1,601,002)	7,357,523	138,170,934
Fidelity New Markets Income Fund	14,120,986	1,007,273	553,968	363,724	(18,450)	159,673	14,715,514
Fidelity Overseas Fund	363,754,111	36,656,775	19,009,298	-	930,104	53,850,501	436,182,193
Fidelity Real Estate Investment Portfolio	38,623,985	1,647,595	10,636,628	91,543	(654,371)	1,960,106	30,940,687
Fidelity Total Bond Fund	822,570,426	123,526,288	35,126,214	17,834,485	(371,723)	9,163,019	919,761,796
Fidelity U.S. Low Volatility Equity Fund	130,016,987	4,338,377	58,680,348	190,017	2,528,057	(2,254,614)	75,948,459
Fidelity Value Discovery Fund	67,129,783	2,258,656	7,395,878	-	985,972	(910,704)	62,067,829
VIP Investment Grade Bond II Portfolio - Investor Class	822,788,307	106,783,083	35,124,475	351,511	(677,657)	21,972,951	915,742,209
VIP Stock Selector All Cap Portfolio Investor Class	1,660,776,208	60,888,468	197,294,008	-	(25,585,031)	290,124,853	1,788,910,490
	5,655,932,339	696,878,464	763,635,322	27,562,199	(13,458,152)	480,091,516	6,055,808,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	3,907,643,446	3,907,643,446	-	-

Fixed-Income Funds	2,148,165,399	2,148,165,399	-	-

Money Market Funds	126,214,217	126,214,217	-	-

Other Short-Term Investments and Net Other Assets	21,994,663	-	21,994,663	-
Total Investments in Securities:	6,204,017,725	6,182,023,062	21,994,663	-
Derivative Instruments:

Assets
Futures Contracts	1,170,547	1,170,547	-	-
Total Assets	1,170,547	1,170,547	-	-

Liabilities
Futures Contracts	(9,426,660)	(9,426,660)	-	-
Total Liabilities	(9,426,660)	(9,426,660)	-	-
Total Derivative Instruments:	(8,256,113)	(8,256,113)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,170,547	(9,125,734)
Total Equity Risk	1,170,547	(9,125,734)
Interest Rate Risk
Futures Contracts (a)	0	(300,926)
Total Interest Rate Risk	0	(300,926)
Total Value of Derivatives	1,170,547	(9,426,660)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP FundsManager® 60% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,986,637)	$21,994,663
Fidelity Central Funds (cost $126,214,217)	126,214,217
Other affiliated issuers (cost $5,915,191,039)	6,055,808,845

Total Investment in Securities (cost $6,063,391,893)		$6,204,017,725
Receivable for investments sold		917,728
Receivable for fund shares sold		2,394,675
Distributions receivable from Fidelity Central Funds		219,640
Total assets		6,207,549,768
Liabilities
Payable for investments purchased	$1,657,609
Payable for fund shares redeemed	1,612,472
Accrued management fee	512,382
Distribution and service plan fees payable	70,697
Payable for daily variation margin on futures contracts	1,165,755
Total Liabilities		5,018,915
Net Assets		$6,202,530,853
Net Assets consist of:
Paid in capital		$6,173,488,027
Total accumulated earnings (loss)		29,042,826
Net Assets		$6,202,530,853

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($86,110,008 ÷ 9,184,314 shares)		$9.38
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($569,009,429 ÷ 60,962,421 shares)		$9.33
Investor Class :
Net Asset Value , offering price and redemption price per share ($5,547,411,416 ÷ 591,681,441 shares)		$9.38

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$26,741,196
Interest		474,694
Income from Fidelity Central Funds		722,031
Total Income		27,937,921
Expenses
Management fee	$4,475,644
Distribution and service plan fees	733,190
Independent trustees' fees and expenses	10,268
Total expenses before reductions	5,219,102
Expense reductions	(1,811,760)
Total expenses after reductions		3,407,342
Net Investment income (loss)		24,530,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106
Affiliated issuers	(13,458,152)
Futures contracts	(12,366,451)
Capital gain distributions from underlying funds:
Affiliated issuers	821,003
Total net realized gain (loss)		(25,003,494)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,087
Affiliated issuers	480,091,516
Futures contracts	(12,805,124)
Total change in net unrealized appreciation (depreciation)		467,288,479
Net gain (loss)		442,284,985
Net increase (decrease) in net assets resulting from operations		$466,815,564

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,530,579	$106,349,204
Net realized gain (loss)	(25,003,494)	(101,932,942)
Change in net unrealized appreciation (depreciation)	467,288,479	(1,081,979,436)
Net increase (decrease) in net assets resulting from operations	466,815,564	(1,077,563,174)
Distributions to shareholders	(14,341,100)	(1,199,936,759)

Share transactions - net increase (decrease)	53,548,314	781,927,644
Total increase (decrease) in net assets	506,022,778	(1,495,572,289)

Net Assets
Beginning of period	5,696,508,075	7,192,080,364
End of period	$6,202,530,853	$5,696,508,075

VIP FundsManager® 60% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$12.40	$11.35	$10.20	$10.22	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.04	.16	.13	.11	.16	.16
Net realized and unrealized gain (loss)	.67	(1.82)	1.25	1.40	1.71	(.87)
Total from investment operations	.71	(1.66)	1.38	1.51	1.87	(.71)
Distributions from net investment income	(.02)	(.17)	(.14)	(.11)	(.15)	(.14)
Distributions from net realized gain	-	(1.88)	(.20)	(.25)	(1.74)	(1.42)
Total distributions	(.02)	(2.05)	(.33) C	(.36)	(1.89)	(1.57) C
Net asset value, end of period	$9.38	$8.69	$12.40	$11.35	$10.20	$10.22
Total Return D,E,F	8.20%	(15.06)%	12.34%	15.12%	20.49%	(6.44)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.29%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83% I	1.73%	1.08%	1.06%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$86,110	$68,120	$58,353	$28,621	$9,951	$50
Portfolio turnover rate J	24% I	43% K	54% K	22% K	33%	91%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.65	$12.36	$11.31	$10.17	$10.20	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.03	.15	.11	.09	.14	.14
Net realized and unrealized gain (loss)	.67	(1.82)	1.25	1.39	1.71	(.86)
Total from investment operations	.70	(1.67)	1.36	1.48	1.85	(.72)
Distributions from net investment income	(.02)	(.16)	(.12)	(.09)	(.14)	(.13)
Distributions from net realized gain	-	(1.88)	(.20)	(.25)	(1.74)	(1.42)
Total distributions	(.02)	(2.04)	(.31) C	(.34)	(1.88)	(1.55)
Net asset value, end of period	$9.33	$8.65	$12.36	$11.31	$10.17	$10.20
Total Return D,E,F	8.12%	(15.25)%	12.21%	14.92%	20.25%	(6.51)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.45%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25% I	.29%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.29%	.35%	.35%	.35%	.35%
Net investment income (loss)	.68% I	1.58%	.93%	.91%	1.46%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$569,009	$534,692	$640,658	$656,402	$594,140	$533,024
Portfolio turnover rate J	24% I	43% K	54% K	22% K	33%	91%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$12.40	$11.35	$10.20	$10.22	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.04	.16	.13	.11	.16	.16
Net realized and unrealized gain (loss)	.67	(1.82)	1.25	1.40	1.71	(.87)
Total from investment operations	.71	(1.66)	1.38	1.51	1.87	(.71)
Distributions from net investment income	(.02)	(.17)	(.14)	(.11)	(.15)	(.14)
Distributions from net realized gain	-	(1.88)	(.20)	(.25)	(1.74)	(1.42)
Total distributions	(.02)	(2.05)	(.33) C	(.36)	(1.89)	(1.57) C
Net asset value, end of period	$9.38	$8.69	$12.40	$11.35	$10.20	$10.22
Total Return D,E,F	8.20%	(15.06)%	12.34%	15.12%	20.49%	(6.44)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.19%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83% I	1.73%	1.08%	1.06%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$5,547,411	$5,093,696	$6,493,070	$5,919,107	$5,375,333	$4,777,580
Portfolio turnover rate J	24% I	43% K	54% K	22% K	33%	91%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 70% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Stock Selector All Cap Portfolio Investor Class	33.8
Fidelity Total Bond Fund	9.9
VIP Investment Grade Bond II Portfolio - Investor Class	9.8
Fidelity Overseas Fund	8.5
Fidelity Emerging Markets Fund	7.5
Fidelity Low-Priced Stock Fund	2.6
Fidelity Equity-Income Fund	2.2
Fidelity International Enhanced Index Fund	2.1
Fidelity International Discovery Fund	2.1
Fidelity Cash Central Fund 5.14%	2.0
80.5

Asset Allocation (% of Fund's net assets)

Futures - 1.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP FundsManager® 70% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 73.2%
	Shares	Value ($)
Fidelity Canada Fund (a)	278,718	17,573,169
Fidelity Commodity Strategy Fund (a)	76,774	7,264,352
Fidelity Contrafund (a)	1,608,057	23,992,214
Fidelity Emerging Markets Discovery Fund (a)	1,050,514	16,472,056
Fidelity Emerging Markets Fund (a)	4,286,759	149,693,631
Fidelity Equity-Income Fund (a)	663,456	43,681,917
Fidelity Global Commodity Stock Fund (a)	107,803	1,914,581
Fidelity Hedged Equity Fund (a)	2,398,221	25,157,341
Fidelity Infrastructure Fund (a)	154,967	1,879,753
Fidelity International Capital Appreciation Fund (a)	1,361,754	33,703,404
Fidelity International Discovery Fund (a)	937,593	41,329,116
Fidelity International Enhanced Index Fund (a)	4,011,142	42,237,321
Fidelity International Small Cap Fund (a)	616,881	18,167,143
Fidelity International Small Cap Opportunities Fund (a)	952,690	18,282,113
Fidelity International Value Fund (a)	2,847,648	26,283,795
Fidelity Japan Smaller Companies Fund (a)	963,982	14,305,489
Fidelity Large Cap Value Enhanced Index Fund (a)	1,696,236	25,341,769
Fidelity Low-Priced Stock Fund (a)	1,057,695	50,853,954
Fidelity Overseas Fund (a)	2,893,754	167,982,395
Fidelity Real Estate Investment Portfolio (a)	253,729	9,819,325
Fidelity U.S. Low Volatility Equity Fund (a)	2,320,377	24,062,311
Fidelity Value Discovery Fund (a)	614,528	21,643,688
VIP Stock Selector All Cap Portfolio Investor Class (a)	70,670,506	669,956,398
TOTAL EQUITY FUNDS (Cost $1,392,930,941)		1,451,597,235

Fixed-Income Funds - 24.5%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	1,633,717	14,981,186
Fidelity High Income Fund (a)	1,679,985	12,431,892
Fidelity Inflation-Protected Bond Index Fund (a)	3,176,481	29,223,622
Fidelity Long-Term Treasury Bond Index Fund (a)	3,208,412	33,431,654
Fidelity New Markets Income Fund (a)	425,156	4,940,311
Fidelity Total Bond Fund (a)	20,747,892	195,652,618
VIP Investment Grade Bond II Portfolio - Investor Class (a)	20,458,500	194,764,923
TOTAL FIXED-INCOME FUNDS (Cost $502,477,854)		485,426,206

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $40,112,116)	40,104,095	40,112,116

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.26% 7/27/23 to 9/14/23 (d) (Cost $7,060,402)	7,090,000	7,062,988

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,942,581,313)	1,984,198,545
NET OTHER ASSETS (LIABILITIES) - 0.0%	(546,796)
NET ASSETS - 100.0%	1,983,651,749

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	441	Sep 2023	47,528,775	348,466	348,466
ICE MSCI Emerging Markets Index Contracts (United States)	235	Sep 2023	11,725,325	(122,135)	(122,135)

TOTAL EQUITY INDEX CONTRACTS					226,331

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	45	Sep 2023	4,819,219	(95,364)	(95,364)

TOTAL PURCHASED					130,967

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	415	Sep 2023	93,131,188	(2,884,900)	(2,884,900)

TOTAL FUTURES CONTRACTS					(2,753,933)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%
The notional amount of futures sold as a percentage of Net Assets is 4.7%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,544,727.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	12,365,776	64,993,255	37,246,915	237,517	-	-	40,112,116	0.1%
Total	12,365,776	64,993,255	37,246,915	237,517	-	-	40,112,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	15,892,931	1,074,039	727,852	-	(15,190)	1,349,241	17,573,169
Fidelity Commodity Strategy Fund	11,568,566	2,067	3,536,314	-	(2,324,685)	1,554,718	7,264,352
Fidelity Contrafund	20,623,975	528,910	1,781,184	315,132	9,895	4,610,618	23,992,214
Fidelity Emerging Markets Discovery Fund	13,843,850	1,288,349	489,905	-	11	1,829,751	16,472,056
Fidelity Emerging Markets Fund	127,486,180	12,011,124	4,401,916	-	35,701	14,562,542	149,693,631
Fidelity Equity-Income Fund	45,423,472	763,955	3,893,292	218,632	68,473	1,319,309	43,681,917
Fidelity Floating Rate High Income Fund	48,879,552	1,783,191	36,610,217	1,365,355	(1,150,910)	2,079,570	14,981,186
Fidelity Global Commodity Stock Fund	34,355,146	397,524	30,756,202	-	11,092,555	(13,174,442)	1,914,581
Fidelity Gold Portfolio	-	24,232,898	21,077,722	115,610	(3,155,176)	-	-
Fidelity Hedged Equity Fund	4,662,933	19,746,539	-	2,942	-	747,869	25,157,341
Fidelity High Income Fund	14,598,746	580,925	2,978,908	390,406	(220,812)	451,941	12,431,892
Fidelity Inflation-Protected Bond Index Fund	35,229,701	4,138,978	10,896,946	14,283	(668,812)	1,420,701	29,223,622
Fidelity Infrastructure Fund	-	1,910,126	48,105	5,445	(138)	17,870	1,879,753
Fidelity International Capital Appreciation Fund	27,730,111	1,909,868	1,159,424	-	(74,704)	5,297,553	33,703,404
Fidelity International Discovery Fund	36,308,000	2,422,265	1,518,597	-	(181,863)	4,299,311	41,329,116
Fidelity International Enhanced Index Fund	36,554,133	2,405,904	1,350,400	-	(12,192)	4,639,876	42,237,321
Fidelity International Small Cap Fund	16,060,002	1,060,404	598,020	-	(6,627)	1,651,384	18,167,143
Fidelity International Small Cap Opportunities Fund	16,599,446	335,114	-	-	-	1,347,553	18,282,113
Fidelity International Value Fund	23,282,315	1,493,172	788,030	-	15,154	2,281,184	26,283,795
Fidelity Japan Smaller Companies Fund	12,984,834	-	-	-	-	1,320,655	14,305,489
Fidelity Large Cap Value Enhanced Index Fund	26,175,444	264,886	2,138,325	-	32,784	1,006,980	25,341,769
Fidelity Long-Term Treasury Bond Index Fund	18,039,266	15,789,356	708,505	345,472	(34,533)	346,070	33,431,654
Fidelity Low-Priced Stock Fund	52,783,219	659,621	4,664,104	-	(467,430)	2,542,648	50,853,954
Fidelity New Markets Income Fund	9,386,569	364,456	4,909,456	237,966	(1,157,263)	1,256,005	4,940,311
Fidelity Overseas Fund	142,670,380	9,600,609	5,730,360	-	(164,295)	21,606,061	167,982,395
Fidelity Real Estate Investment Portfolio	12,537,884	186,607	3,320,869	29,082	(263,428)	679,131	9,819,325
Fidelity Total Bond Fund	170,873,330	29,161,009	6,298,773	3,723,050	(87,692)	2,004,744	195,652,618
Fidelity U.S. Low Volatility Equity Fund	42,200,674	484,371	18,702,340	60,366	827,905	(748,299)	24,062,311
Fidelity Value Discovery Fund	23,355,632	300,212	2,022,666	-	273,560	(263,050)	21,643,688
VIP Investment Grade Bond II Portfolio - Investor Class	170,913,838	25,581,513	6,298,749	73,003	(217,158)	4,785,479	194,764,923
VIP Stock Selector All Cap Portfolio Investor Class	619,127,921	7,459,563	55,369,187	-	(7,355,170)	106,093,271	669,956,398
	1,830,148,050	167,937,555	232,776,368	6,896,744	(5,202,040)	176,916,244	1,937,023,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	1,451,597,235	1,451,597,235	-	-

Fixed-Income Funds	485,426,206	485,426,206	-	-

Money Market Funds	40,112,116	40,112,116	-	-

Other Short-Term Investments and Net Other Assets	7,062,988	-	7,062,988	-
Total Investments in Securities:	1,984,198,545	1,977,135,557	7,062,988	-
Derivative Instruments:

Assets
Futures Contracts	348,466	348,466	-	-
Total Assets	348,466	348,466	-	-

Liabilities
Futures Contracts	(3,102,399)	(3,102,399)	-	-
Total Liabilities	(3,102,399)	(3,102,399)	-	-
Total Derivative Instruments:	(2,753,933)	(2,753,933)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	348,466	(3,007,035)
Total Equity Risk	348,466	(3,007,035)
Interest Rate Risk
Futures Contracts (a)	0	(95,364)
Total Interest Rate Risk	0	(95,364)
Total Value of Derivatives	348,466	(3,102,399)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP FundsManager® 70% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,060,402)	$7,062,988
Fidelity Central Funds (cost $40,112,116)	40,112,116
Other affiliated issuers (cost $1,895,408,795)	1,937,023,441

Total Investment in Securities (cost $1,942,581,313)		$1,984,198,545
Receivable for investments sold		654,916
Receivable for fund shares sold		130,540
Distributions receivable from Fidelity Central Funds		67,322
Total assets		1,985,051,323
Liabilities
Payable for investments purchased	$2,217
Payable for fund shares redeemed	783,239
Accrued management fee	163,752
Distribution and service plan fees payable	8,156
Payable for daily variation margin on futures contracts	442,210
Total Liabilities		1,399,574
Net Assets		$1,983,651,749
Net Assets consist of:
Paid in capital		$1,971,257,455
Total accumulated earnings (loss)		12,394,294
Net Assets		$1,983,651,749

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($63,357 ÷ 5,410 shares)		$11.71
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($65,918,948 ÷ 5,670,953 shares)		$11.62
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,917,669,444 ÷ 163,872,741 shares)		$11.70

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,566,799
Interest		151,414
Income from Fidelity Central Funds		237,517
Total Income		6,955,730
Expenses
Management fee	$1,443,566
Distribution and service plan fees	80,323
Independent trustees' fees and expenses	3,311
Total expenses before reductions	1,527,200
Expense reductions	(514,461)
Total expenses after reductions		1,012,739
Net Investment income (loss)		5,942,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6)
Affiliated issuers	(5,202,040)
Futures contracts	(3,973,055)
Capital gain distributions from underlying funds:
Affiliated issuers	329,945
Total net realized gain (loss)		(8,845,156)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	889
Affiliated issuers	176,916,244
Futures contracts	(4,041,903)
Total change in net unrealized appreciation (depreciation)		172,875,230
Net gain (loss)		164,030,074
Net increase (decrease) in net assets resulting from operations		$169,973,065

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,942,991	$30,568,709
Net realized gain (loss)	(8,845,156)	(23,256,101)
Change in net unrealized appreciation (depreciation)	172,875,230	(356,677,081)
Net increase (decrease) in net assets resulting from operations	169,973,065	(349,364,473)
Distributions to shareholders	(4,272,475)	(383,634,704)

Share transactions - net increase (decrease)	(29,820,656)	369,760,949
Total increase (decrease) in net assets	135,879,934	(363,238,228)

Net Assets
Beginning of period	1,847,771,815	2,211,010,043
End of period	$1,983,651,749	$1,847,771,815

VIP FundsManager® 70% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$15.55	$13.90	$12.37	$11.71	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.04	.18	.15	.12	.17	.17
Net realized and unrealized gain (loss)	.96	(2.33)	1.86	1.82	2.26	(1.13)
Total from investment operations	1.00	(2.15)	2.01	1.94	2.43	(.96)
Distributions from net investment income	(.03)	(.19)	(.16)	(.12)	(.16)	(.13)
Distributions from net realized gain	-	(2.47)	(.20)	(.30)	(1.61)	(1.24)
Total distributions	(.03)	(2.66)	(.36)	(.41) C	(1.77)	(1.37)
Net asset value, end of period	$11.71	$10.74	$15.55	$13.90	$12.37	$11.71
Total Return D,E,F	9.27%	(15.65)%	14.60%	16.10%	22.65%	(7.50)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.29%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	.62% I	1.58%	.99%	.95%	1.47%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$58	$84	$75	$67	$63
Portfolio turnover rate J	18% I	33% K	60% K	24% K	39%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$15.47	$13.83	$12.31	$11.67	$13.99
Income from Investment Operations
Net investment income (loss) A,B	.03	.16	.12	.10	.15	.15
Net realized and unrealized gain (loss)	.95	(2.31)	1.85	1.82	2.25	(1.12)
Total from investment operations	.98	(2.15)	1.97	1.92	2.40	(.97)
Distributions from net investment income	(.03)	(.17)	(.13)	(.10)	(.15)	(.11)
Distributions from net realized gain	-	(2.47)	(.20)	(.30)	(1.61)	(1.24)
Total distributions	(.03)	(2.65) C	(.33)	(.40)	(1.76)	(1.35)
Net asset value, end of period	$11.62	$10.67	$15.47	$13.83	$12.31	$11.67
Total Return D,E,F	9.15%	(15.79)%	14.44%	15.94%	22.39%	(7.60)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.44%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25% I	.29%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.29%	.35%	.35%	.35%	.35%
Net investment income (loss)	.47% I	1.43%	.84%	.80%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$65,919	$61,541	$74,699	$66,433	$57,129	$46,406
Portfolio turnover rate J	18% I	33% K	60% K	24% K	39%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$15.54	$13.90	$12.37	$11.71	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.04	.18	.15	.12	.17	.17
Net realized and unrealized gain (loss)	.96	(2.33)	1.85	1.82	2.26	(1.13)
Total from investment operations	1.00	(2.15)	2.00	1.94	2.43	(.96)
Distributions from net investment income	(.03)	(.19)	(.16)	(.12)	(.16)	(.13)
Distributions from net realized gain	-	(2.47)	(.20)	(.30)	(1.61)	(1.24)
Total distributions	(.03)	(2.66)	(.36)	(.41) C	(1.77)	(1.37)
Net asset value, end of period	$11.70	$10.73	$15.54	$13.90	$12.37	$11.71
Total Return D,E,F	9.28%	(15.67)%	14.52%	16.10%	22.66%	(7.49)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.19%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	.62% I	1.58%	.99%	.95%	1.47%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,917,669	$1,786,172	$2,136,227	$1,769,102	$1,605,820	$1,335,076
Portfolio turnover rate J	18% I	33% K	60% K	24% K	39%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 85% Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Stock Selector All Cap Portfolio Investor Class	38.2
Fidelity Overseas Fund	9.9
Fidelity Emerging Markets Fund	9.4
Fidelity Total Bond Fund	3.9
VIP Investment Grade Bond II Portfolio - Investor Class	3.9
Fidelity Low-Priced Stock Fund	3.7
Fidelity Equity-Income Fund	3.0
Fidelity International Enhanced Index Fund	2.6
Fidelity International Discovery Fund	2.5
Fidelity Long-Term Treasury Bond Index Fund	2.3
79.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP FundsManager® 85% Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 87.4%
	Shares	Value ($)
Fidelity Canada Fund (a)	123,192	7,767,233
Fidelity Commodity Strategy Fund (a)	25,050	2,370,270
Fidelity Contrafund (a)	713,026	10,638,343
Fidelity Emerging Markets Discovery Fund (a)	335,338	5,258,097
Fidelity Emerging Markets Fund (a)	2,033,248	71,001,008
Fidelity Equity-Income Fund (a)	346,201	22,793,906
Fidelity Global Commodity Stock Fund (a)	172,446	3,062,639
Fidelity Hedged Equity Fund (a)	908,466	9,529,812
Fidelity Infrastructure Fund (a)	58,077	704,473
Fidelity International Capital Appreciation Fund (a)	623,282	15,426,221
Fidelity International Discovery Fund (a)	427,449	18,841,939
Fidelity International Enhanced Index Fund (a)	1,828,284	19,251,831
Fidelity International Small Cap Fund (a)	281,028	8,276,262
Fidelity International Small Cap Opportunities Fund (a)	437,490	8,395,426
Fidelity International Value Fund (a)	1,289,485	11,901,947
Fidelity Japan Fund (a)	109,007	1,760,461
Fidelity Japan Smaller Companies Fund (a)	440,740	6,540,577
Fidelity Large Cap Value Enhanced Index Fund (a)	1,021,542	15,261,840
Fidelity Low-Priced Stock Fund (a)	572,886	27,544,381
Fidelity Overseas Fund (a)	1,279,037	74,248,088
Fidelity Real Estate Investment Portfolio (a)	95,837	3,708,911
Fidelity U.S. Low Volatility Equity Fund (a)	1,059,715	10,989,244
Fidelity Value Discovery Fund (a)	414,102	14,584,673
VIP Stock Selector All Cap Portfolio Investor Class (a)	30,328,562	287,514,763
TOTAL EQUITY FUNDS (Cost $632,030,556)		657,372,345

Fixed-Income Funds - 12.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	207,681	1,904,436
Fidelity Inflation-Protected Bond Index Fund (a)	1,201,535	11,054,121
Fidelity Long-Term Treasury Bond Index Fund (a)	1,688,054	17,589,526
Fidelity New Markets Income Fund (a)	160,847	1,869,038
Fidelity Total Bond Fund (a)	3,136,637	29,578,484
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,089,679	29,413,740
TOTAL FIXED-INCOME FUNDS (Cost $96,597,437)		91,409,345

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $1,358,006)	1,357,734	1,358,006

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.26% 7/27/23 to 9/14/23 (d) (Cost $2,553,595)	2,570,000	2,554,422

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $732,539,594)	752,694,118
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96,270)
NET ASSETS - 100.0%	752,597,848

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	212	Sep 2023	22,848,300	167,541	167,541
ICE MSCI Emerging Markets Index Contracts (United States)	100	Sep 2023	4,989,500	(51,988)	(51,988)

TOTAL EQUITY INDEX CONTRACTS					115,553

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Sep 2023	1,820,594	(36,026)	(36,026)

TOTAL PURCHASED					79,527

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	Sep 2023	29,398,038	(910,639)	(910,639)

TOTAL FUTURES CONTRACTS					(831,112)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 3.9%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,350,108.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,903,369	12,183,467	12,728,830	54,608	-	-	1,358,006	0.0%
Total	1,903,369	12,183,467	12,728,830	54,608	-	-	1,358,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	6,845,527	675,201	341,130	-	(3,772)	591,407	7,767,233
Fidelity Commodity Strategy Fund	2,584,051	754	397	-	(189)	(213,949)	2,370,270
Fidelity Contrafund	8,953,197	363,748	719,270	136,005	(131,608)	2,172,276	10,638,343
Fidelity Emerging Markets Discovery Fund	4,368,240	535,721	229,327	-	5,884	577,579	5,258,097
Fidelity Emerging Markets Fund	59,596,171	6,574,126	2,061,693	-	(287,870)	7,180,274	71,001,008
Fidelity Equity-Income Fund	23,140,386	692,872	1,773,861	113,319	(43,295)	777,804	22,793,906
Fidelity Floating Rate High Income Fund	5,508,343	170,973	3,892,138	104,813	(62,380)	179,638	1,904,436
Fidelity Global Commodity Stock Fund	14,440,820	338,763	10,962,658	-	3,652,896	(4,407,182)	3,062,639
Fidelity Gold Portfolio	-	9,127,748	7,947,728	43,324	(1,180,020)	-	-
Fidelity Hedged Equity Fund	1,708,247	7,543,402	-	1,078	-	278,163	9,529,812
Fidelity Inflation-Protected Bond Index Fund	13,029,222	1,840,211	4,093,511	5,292	(378,644)	656,843	11,054,121
Fidelity Infrastructure Fund	-	719,067	21,355	2,033	(78)	6,839	704,473
Fidelity International Capital Appreciation Fund	12,392,522	1,209,224	543,741	-	(5,565)	2,373,781	15,426,221
Fidelity International Discovery Fund	16,151,164	1,537,132	711,449	-	(29,231)	1,894,323	18,841,939
Fidelity International Enhanced Index Fund	16,285,536	1,506,129	632,817	-	16,662	2,076,321	19,251,831
Fidelity International Small Cap Fund	7,150,477	665,186	280,080	-	2,030	738,649	8,276,262
Fidelity International Small Cap Opportunities Fund	7,456,802	327,709	-	-	-	610,915	8,395,426
Fidelity International Value Fund	10,312,461	926,215	369,831	-	6,719	1,026,383	11,901,947
Fidelity Japan Fund	1,570,699	442	362	-	(5)	189,687	1,760,461
Fidelity Japan Smaller Companies Fund	5,936,763	-	-	-	-	603,814	6,540,577
Fidelity Large Cap Value Enhanced Index Fund	15,403,332	281,057	1,054,314	-	(54,710)	686,475	15,261,840
Fidelity Long-Term Treasury Bond Index Fund	8,398,988	9,405,297	333,216	184,541	(714)	119,171	17,589,526
Fidelity Low-Priced Stock Fund	27,890,209	701,071	2,170,561	-	(118,812)	1,242,474	27,544,381
Fidelity New Markets Income Fund	3,473,777	191,375	1,833,160	88,651	(192,673)	229,719	1,869,038
Fidelity Overseas Fund	61,599,631	5,930,070	2,683,440	-	36,248	9,365,579	74,248,088
Fidelity Real Estate Investment Portfolio	6,192,407	182,574	2,857,976	10,998	(209,952)	401,858	3,708,911
Fidelity Total Bond Fund	24,928,584	5,943,170	1,558,729	514,119	(28,892)	294,351	29,578,484
Fidelity U.S. Low Volatility Equity Fund	15,592,323	405,949	5,126,919	27,524	187,034	(69,143)	10,989,244
Fidelity Value Discovery Fund	15,326,165	319,339	1,082,111	-	10,606	10,674	14,584,673
VIP Investment Grade Bond II Portfolio - Investor Class	24,933,297	5,304,142	1,437,693	10,707	(26,937)	640,931	29,413,740
VIP Stock Selector All Cap Portfolio Investor Class	259,699,156	7,332,850	21,659,041	-	(2,206,230)	44,348,028	287,514,763
	680,868,497	70,751,517	76,378,508	1,242,404	(1,043,498)	74,583,682	748,781,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	657,372,345	657,372,345	-	-

Fixed-Income Funds	91,409,345	91,409,345	-	-

Money Market Funds	1,358,006	1,358,006	-	-

Other Short-Term Investments and Net Other Assets	2,554,422	-	2,554,422	-
Total Investments in Securities:	752,694,118	750,139,696	2,554,422	-
Derivative Instruments:

Assets
Futures Contracts	167,541	167,541	-	-
Total Assets	167,541	167,541	-	-

Liabilities
Futures Contracts	(998,653)	(998,653)	-	-
Total Liabilities	(998,653)	(998,653)	-	-
Total Derivative Instruments:	(831,112)	(831,112)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	167,541	(962,627)
Total Equity Risk	167,541	(962,627)
Interest Rate Risk
Futures Contracts (a)	0	(36,026)
Total Interest Rate Risk	0	(36,026)
Total Value of Derivatives	167,541	(998,653)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP FundsManager® 85% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,553,595)	$2,554,422
Fidelity Central Funds (cost $1,358,006)	1,358,006
Other affiliated issuers (cost $728,627,993)	748,781,690

Total Investment in Securities (cost $732,539,594)		$752,694,118
Receivable for investments sold		96,729
Receivable for fund shares sold		3,365
Distributions receivable from Fidelity Central Funds		10,033
Total assets		752,804,245
Liabilities
Payable for fund shares redeemed	$100,095
Accrued management fee	61,929
Distribution and service plan fees payable	6,678
Payable for daily variation margin on futures contracts	37,695
Total Liabilities		206,397
Net Assets		$752,597,848
Net Assets consist of:
Paid in capital		$746,614,372
Total accumulated earnings (loss)		5,983,476
Net Assets		$752,597,848

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($104,784 ÷ 8,999 shares)		$11.64
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($54,010,040 ÷ 4,708,327 shares)		$11.47
Investor Class :
Net Asset Value , offering price and redemption price per share ($698,483,024 ÷ 60,267,675 shares)		$11.59

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,098,764
Interest		55,699
Income from Fidelity Central Funds		54,608
Total Income		1,209,071
Expenses
Management fee	$541,629
Distribution and service plan fees	64,916
Independent trustees' fees and expenses	1,233
Total expenses before reductions	607,778
Expense reductions	(207,038)
Total expenses after reductions		400,740
Net Investment income (loss)		808,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10
Affiliated issuers	(1,043,498)
Futures contracts	(902,171)
Capital gain distributions from underlying funds:
Affiliated issuers	143,640
Total net realized gain (loss)		(1,802,019)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	276
Affiliated issuers	74,583,682
Futures contracts	(1,056,351)
Total change in net unrealized appreciation (depreciation)		73,527,607
Net gain (loss)		71,725,588
Net increase (decrease) in net assets resulting from operations		$72,533,919

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$808,331	$8,340,054
Net realized gain (loss)	(1,802,019)	(11,707,201)
Change in net unrealized appreciation (depreciation)	73,527,607	(137,393,930)
Net increase (decrease) in net assets resulting from operations	72,533,919	(140,761,077)
Distributions to shareholders	(1,421,197)	(154,125,976)

Share transactions - net increase (decrease)	(3,279,824)	166,361,141
Total increase (decrease) in net assets	67,832,898	(128,525,912)

Net Assets
Beginning of period	684,764,950	813,290,862
End of period	$752,597,848	$684,764,950

VIP FundsManager® 85% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$15.82	$13.88	$12.25	$11.65	$14.30
Income from Investment Operations
Net investment income (loss) A,B	.01	.12	.12	.09	.15	.15
Net realized and unrealized gain (loss)	1.10	(2.46)	2.34	2.04	2.58	(1.29)
Total from investment operations	1.11	(2.34)	2.46	2.13	2.73	(1.14)
Distributions from net investment income	(.02)	(.13)	(.15)	(.10)	(.14)	(.10)
Distributions from net realized gain	-	(2.80)	(.37)	(.39)	(1.99)	(1.41)
Total distributions	(.02)	(2.93)	(.52)	(.50) C	(2.13)	(1.51)
Net asset value, end of period	$11.64	$10.55	$15.82	$13.88	$12.25	$11.65
Total Return D,E,F	10.55%	(17.01)%	18.02%	17.93%	26.05%	(8.90)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.29%	.25%	.25%	.25%	.33% J
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.17% J
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.17% J
Net investment income (loss)	.23% I	1.18%	.78%	.82%	1.26%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$105	$100	$-	$-	$-	$-
Portfolio turnover rate K	20% I	28% L	68% L	37% L	38%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$15.65	$13.76	$12.20	$11.59	$14.24
Income from Investment Operations
Net investment income (loss) A,B	- C	.11	.10	.08	.13	.12
Net realized and unrealized gain (loss)	1.09	(2.45)	2.29	1.96	2.60	(1.28)
Total from investment operations	1.09	(2.34)	2.39	2.04	2.73	(1.16)
Distributions from net investment income	(.02)	(.11)	(.13)	(.09)	(.13)	(.09)
Distributions from net realized gain	-	(2.80)	(.37)	(.39)	(1.99)	(1.41)
Total distributions	(.02)	(2.91)	(.50)	(.48)	(2.12)	(1.49) D
Net asset value, end of period	$11.47	$10.40	$15.65	$13.76	$12.20	$11.59
Total Return E,F,G	10.50%	(17.19)%	17.64%	17.27%	26.14%	(9.08)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.40% J	.44%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25% J	.29%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25% J	.29%	.35%	.35%	.35%	.35%
Net investment income (loss)	.08% J	1.03%	.68%	.68%	1.16%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$54,010	$48,826	$58,047	$48,373	$40,928	$31,555
Portfolio turnover rate K	20% J	28% L	68% L	37% L	38%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

VIP FundsManager® 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$15.77	$13.86	$12.28	$11.66	$14.31
Income from Investment Operations
Net investment income (loss) A,B	.01	.13	.12	.10	.15	.14
Net realized and unrealized gain (loss)	1.10	(2.47)	2.31	1.98	2.60	(1.28)
Total from investment operations	1.11	(2.34)	2.43	2.08	2.75	(1.14)
Distributions from net investment income	(.02)	(.13)	(.15)	(.10)	(.14)	(.10)
Distributions from net realized gain	-	(2.80)	(.37)	(.39)	(1.99)	(1.41)
Total distributions	(.02)	(2.93)	(.52)	(.50) C	(2.13)	(1.51)
Net asset value, end of period	$11.59	$10.50	$15.77	$13.86	$12.28	$11.66
Total Return D,E,F	10.60%	(17.07)%	17.83%	17.46%	26.21%	(8.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.19%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10% I	.14%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.14%	.20%	.20%	.20%	.20%
Net investment income (loss)	.23% I	1.18%	.83%	.83%	1.31%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$698,483	$635,839	$755,243	$615,808	$548,925	$459,354
Portfolio turnover rate J	20% I	28% K	68% K	37% K	38%	116%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$795,107,222	$12,784,391	$(24,311,178)	$(11,526,787)
VIP FundsManager 30% Portfolio	2,010,637	20,305	(7,345)	12,960
VIP FundsManager 40% Portfolio	2,361,577	26,336	(11,684)	14,652
VIP FundsManager 50% Portfolio	4,416,476,652	213,933,573	(163,105,274)	50,828,299
VIP FundsManager 60% Portfolio	6,078,251,808	334,639,014	(217,129,210)	117,509,804
VIP FundsManager 70% Portfolio	1,945,471,400	106,181,864	(70,208,652)	35,973,212
VIP FundsManager 85% Portfolio	735,427,840	45,338,530	(28,903,364)	16,435,166

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP FundsManager 20% Portfolio	$(4,764,728)	$(14,018,373)	$(18,783,101)
VIP FundsManager 50% Portfolio	(33,753,934)	(65,919,981)	(99,673,915)
VIP FundsManager 60% Portfolio	(85,235,840)	(2,632,272)	(87,868,112)
VIP FundsManager 70% Portfolio	(18,104,690)	(-)	(18,104,690)
VIP FundsManager 85% Portfolio	(8,971,275)	(-)	(8,971,275)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP FundsManager 20% Portfolio
Equity Risk
Futures Contracts	(3,479,077)	(2,939,703)
Total Equity Risk	(3,479,077)	(2,939,703)
Interest Rate Risk
Futures Contracts	(174,830)	(40,134)
Total Interest Rate Risk	(174,830)	(40,134)
Totals	$ (3,653,907)	$ (2,979,837)
VIP FundsManager 50% Portfolio
Equity Risk
Futures Contracts	(19,067,165)	(15,979,835)
Total Equity Risk	(19,067,165)	(15,979,835)
Interest Rate Risk
Futures Contracts	(981,760)	(229,431)
Total Interest Rate Risk	(981,760)	(229,431)
Totals	$ (20,048,925)	$ (16,209,266)
VIP FundsManager 60% Portfolio
Equity Risk
Futures Contracts	(10,979,526)	(12,490,267)
Total Equity Risk	(10,979,526)	(12,490,267)
Interest Rate Risk
Futures Contracts	(1,386,925)	(314,857)
Total Interest Rate Risk	(1,386,925)	(314,857)
Totals	$ (12,366,451)	$ (12,805,124)
VIP FundsManager 70% Portfolio
Equity Risk
Futures Contracts	(3,530,418)	(3,942,086)
Total Equity Risk	(3,530,418)	(3,942,086)
Interest Rate Risk
Futures Contracts	(442,637)	(99,817)
Total Interest Rate Risk	(442,637)	(99,817)
Totals	$ (3,973,055)	$ (4,041,903)
VIP FundsManager 85% Portfolio
Equity Risk
Futures Contracts	(741,731)	(1,018,691)
Total Equity Risk	(741,731)	(1,018,691)
Interest Rate Risk
Futures Contracts	(160,440)	(37,660)
Total Interest Rate Risk	(160,440)	(37,660)
Totals	$ (902,171)	$ (1,056,351)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock marketbond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	69,755,713	148,584,624
VIP FundsManager 30% Portfolio	2,039,336	106,543
VIP FundsManager 40% Portfolio	2,374,657	98,554
VIP FundsManager 50% Portfolio	415,483,512	819,588,354
VIP FundsManager 60% Portfolio	696,878,464	763,635,322
VIP FundsManager 70% Portfolio	167,937,555	232,776,368
VIP FundsManager 85% Portfolio	70,751,517	76,378,508

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$28	$14,311	$14,339
VIP FundsManager 30% Portfolio	73	182	255
VIP FundsManager 40% Portfolio	73	182	255
VIP FundsManager 50% Portfolio	26	97,068	97,094
VIP FundsManager 60% Portfolio	38,452	694,738	733,190
VIP FundsManager 70% Portfolio	31	80,292	80,323
VIP FundsManager 85% Portfolio	51	64,865	64,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity U.S. Bond Index, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Fund II which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statement of Changes in Net Assets as "Net Realized gain (loss)."

Details of these transactions with the net realized gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized gain (loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20%	187,389,729	(14,920,156)
VIP FundsManager 50%	779,091,389	(46,361,043)
VIP FundsManager 60%	745,543,252	(40,143,696)
VIP FundsManager 70%	130,830,130	(6,126,544)
VIP FundsManager 85%	9,299,799	(528,879)

7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2025. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 201,890
VIP FundsManager 30% Portfolio	$ 156
VIP FundsManager 40% Portfolio	$ 160
VIP FundsManager 50% Portfolio	$ 1,129,579
VIP FundsManager 60% Portfolio	$ 1,495,303
VIP FundsManager 70% Portfolio	$ 482,292
VIP FundsManager 85% Portfolio	$ 180,954

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 28
Service Class 2	5,724
VIP FundsManager 30% Portfolio
Service Class	73
Service Class 2	73
VIP FundsManager 40% Portfolio
Service Class	73
Service Class 2	73
VIP FundsManager 50% Portfolio
Service Class	26
Service Class 2	38,827
VIP FundsManager 60% Portfolio
Service Class	38,452
Service Class 2	277,895
VIP FundsManager 70% Portfolio
Service Class	31
Service Class 2	32,117
VIP FundsManager 85% Portfolio
Service Class	51
Service Class 2	25,946

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$48
VIP FundsManager 50% Portfolio	116
VIP FundsManager 60% Portfolio	110
VIP FundsManager 70% Portfolio	21
VIP FundsManager 85% Portfolio	87

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$144	$5,358
Service Class 2	29,079	920,725
Investor Class	2,039,945	82,011,513
Total	$2,069,168	$82,937,596
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$133	$11,269
Service Class 2	203,369	15,448,757
Investor Class	11,728,393	964,355,566
Total	$11,931,895	$979,815,592
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$179,976	$10,680,270
Service Class 2	1,349,693	107,081,686
Investor Class	12,811,431	1,082,174,803
Total	$14,341,100	$1,199,936,759
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$135	$14,338
Service Class 2	143,484	12,911,451
Investor Class	4,128,856	370,708,915
Total	$4,272,475	$383,634,704
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$204	$1,055
Service Class 2	98,888	10,888,189
Investor Class	1,322,105	143,236,732
Total	$1,421,197	$154,125,976
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP FundsManager 20% Portfolio
Service Class
Shares sold	353	690	$3,660	$7,334
Reinvestment of distributions	1	26	14	277
Shares redeemed	(262)	(505)	(2,692)	(5,404)
Net increase (decrease)	92	211	$982	$2,207
Service Class 2
Shares sold	43,964	708,311	$452,276	$7,560,516
Reinvestment of distributions	2,837	85,602	29,079	920,725
Shares redeemed	(103,300)	(502,882)	(1,063,869)	(5,272,129)
Net increase (decrease)	(56,499)	291,031	$(582,514)	$3,209,112
Investor Class
Shares sold	704,022	3,751,045	$7,222,587	$40,594,904
Reinvestment of distributions	198,438	7,576,884	2,039,945	82,011,513
Shares redeemed	(6,415,643)	(12,604,796)	(66,207,896)	(132,740,255)
Net increase (decrease)	(5,513,183)	(1,276,867)	$(56,945,364)	$(10,133,838)
VIP FundsManager 30% Portfolio A
Service Class
Shares sold	33,300	-	$333,000	$ -
Net increase (decrease)	33,300	-	$333,000	$ -
Service Class 2
Shares sold	33,300	-	$333,000	$ -
Net increase (decrease)	33,300	-	$333,000	$ -
Investor Class
Shares sold	137,850	-	$1,372,012	$ -
Shares redeemed	(1,833)	-	(18,396)	-
Net increase (decrease)	136,017	-	$1,353,616	$ -
VIP FundsManager 40% Portfolio A
Service Class
Shares sold	33,300	-	$333,000	$ -
Net increase (decrease)	33,300	-	$333,000	$ -
Service Class 2
Shares sold	33,300	-	$333,000	$ -
Net increase (decrease)	33,300	-	$333,000	$ -
Investor Class
Shares sold	170,523	-	$1,708,457	$ -
Shares redeemed	(34)	-	(335)	-
Net increase (decrease)	170,489	-	$1,708,122	$ -
VIP FundsManager 50% Portfolio
Service Class
Shares sold	67	78	$714	$844
Reinvestment of distributions	-	11	2	125
Shares redeemed	(41)	(70)	(439)	(783)
Net increase (decrease)	26	19	$277	$186
Service Class 2
Shares sold	281,785	903,015	$3,018,004	$9,865,557
Reinvestment of distributions	18,971	1,339,105	203,369	15,448,757
Shares redeemed	(527,266)	(1,443,523)	(5,660,311)	(15,977,854)
Net increase (decrease)	(226,510)	798,597	$(2,438,938)	$9,336,460
Investor Class
Shares sold	1,219,819	4,083,134	$13,106,984	$47,330,520
Reinvestment of distributions	1,088,987	83,192,063	11,728,393	964,355,566
Shares redeemed	(32,656,830)	(65,111,927)	(351,672,534)	(710,735,088)
Net increase (decrease)	(30,348,024)	22,163,270	$(326,837,157)	$300,950,998
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,814,953	3,459,028	$16,619,822	$32,921,355
Reinvestment of distributions	19,766	1,090,061	179,871	10,670,482
Shares redeemed	(491,977)	(1,414,913)	(4,479,130)	(13,138,984)
Net increase (decrease)	1,342,742	3,134,176	$12,320,563	$30,452,853
Service Class 2
Shares sold	2,086,211	3,431,878	$18,940,311	$32,618,027
Reinvestment of distributions	148,808	10,937,728	1,349,693	107,081,687
Shares redeemed	(3,053,006)	(4,434,080)	(27,705,712)	(41,136,273)
Net increase (decrease)	(817,987)	9,935,526	$(7,415,708)	$98,563,441
Investor Class
Shares sold	40,492,436	23,965,016	$368,713,708	$230,126,625
Reinvestment of distributions	1,407,850	110,141,911	12,811,431	1,082,174,803
Shares redeemed	(36,579,530)	(71,560,787)	(332,881,680)	(659,390,078)
Net increase (decrease)	5,320,756	62,546,140	$48,643,459	$652,911,350
VIP FundsManager 70% Portfolio
Service Class
Shares sold	147	256	$1,653	$2,937
Reinvestment of distributions	-	9	1	109
Shares redeemed	(147)	(249)	(1,652)	(2,896)
Net increase (decrease)	-	16	$2	$150
Service Class 2
Shares sold	153,902	371,122	$1,728,793	$4,295,745
Reinvestment of distributions	12,765	1,065,662	143,484	12,911,451
Shares redeemed	(264,371)	(497,327)	(2,965,962)	(5,680,987)
Net increase (decrease)	(97,704)	939,457	$(1,093,685)	$11,526,209
Investor Class
Shares sold	2,366,454	6,451,993	$26,903,129	$77,046,478
Reinvestment of distributions	365,062	30,432,330	4,128,856	370,708,915
Shares redeemed	(5,295,400)	(7,877,414)	(59,758,958)	(89,520,803)
Net increase (decrease)	(2,563,884)	29,006,909	$(28,726,973)	$358,234,590
VIP FundsManager 85% Portfolio
Service Class
Shares sold	61	9,663	$678	$99,186
Reinvestment of distributions	19	99	204	1,055
Shares redeemed	(560)	(300)	(6,212)	(3,296)
Net increase (decrease)	(480)	9,462	$(5,330)	$96,945
Service Class 2
Shares sold	182,858	589,206	$2,019,247	$6,539,187
Reinvestment of distributions	8,957	913,437	98,888	10,888,189
Shares redeemed	(178,927)	(516,817)	(1,973,309)	(5,719,090)
Net increase (decrease)	12,888	985,826	$144,826	$11,708,286
Investor Class
Shares sold	1,873,857	4,248,679	$20,694,149	$49,795,808
Reinvestment of distributions	118,574	11,907,741	1,322,105	143,236,732
Shares redeemed	(2,286,518)	(3,490,273)	(25,435,574)	(38,476,630)
Net increase (decrease)	(294,087)	12,666,147	$(3,419,320)	$154,555,910
A   For the period April 13, 2023 (commencement of operations) through June 30, 2023.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	29%	39%	15%
Fidelity Hedged Equity Fund	28%	39%	12%
Fidelity Infrastructure Fund	-	12%	-
Fidelity U.S. Low Volatility Equity Fund	26%	37%	12%
VIP Investment Grade Bond Portfolio II	26%	30%	-
VIP Stock Selector All Cap Portfolio	31%	43%	16%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	93%
Fidelity Hedged Equity Fund	89%
Fidelity Infrastructure Fund	27%
Fidelity International Value Fund	20%
Fidelity Japan Smaller Companies Fund	23%
Fidelity U.S. Low Volatility Equity Fund	85%
VIP Investment Grade Bond Portfolio II	70%
VIP Stock Selector All Cap Portfolio	99%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	-	-
VIP FundsManager 30% Portfolio	84%	-	-
VIP FundsManager 40% Portfolio	86%	-	-
VIP FundsManager 50% Portfolio	41%	-	-
VIP FundsManager 60% Portfolio	34%	1	16%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	93%	-	-

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023) for each fund, with the exception of VIP FundsManager® 30% Portfolio and VIP FundsManager® 40% Portfolio and for the period (April 13, 2023 to June 30, 2023) for VIP FundsManager® 30% Portfolio and VIP FundsManager® 40% Portfolio. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value June 30, 2023	Expenses Paid During Period
VIP FundsManager® 20% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,040.40	$ .51 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,038.60	$ 1.26 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,040.50	$ .51 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 30% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,004.00	$ .22 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,003.00	$ .54 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,004.00	$ .22 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 40% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,008.00	$ .22 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,007.00	$ .54 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,008.00	$ .22 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 50% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,072.50	$ .51 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,071.90	$ 1.28 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,073.50	$ .51 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 60% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,082.00	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,081.20	$ 1.29 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,082.00	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 70% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,092.70	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,091.50	$ 1.30 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,092.80	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
VIP FundsManager® 85% Portfolio
Service Class	.10%
Actual		$ 1,000	$ 1,105.50	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D
Service Class 2	.25%
Actual		$ 1,000	$ 1,105.00	$ 1.30 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Investor Class	.10%
Actual		$ 1,000	$ 1,106.00	$ .52 C
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period) for each fund, with the exception of VIP FundsManager® 30% Portfolio and VIP FundsManager® 40% Portfolio and multiplied by 79 / 365 (to reflect the period April 13, 2023 to June 30, 2023) for VIP FundsManager® 30% Portfolio and VIP FundsManager® 40% Portfolio.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
VIP FundsManager 30% Portfolio
VIP FundsManager 40% Portfolio
At its November 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent,   and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered each fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance . Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target asset allocation funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under each Advisory Contract should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contract for each fund, the Board considered each fund's proposed management fee rate, out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total net expense ratio of each class of each fund, reflecting the effect of the contractual management fee waiver and expense reimbursement arrangements discussed below. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that FMR has contractually agreed to waive 0.05% of its management fee for each fund until April 30, 2024.The Board also considered that the projected total net expense ratio (including acquired fund fees and expenses) of each class of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board further noted that FMR intends to reimburse 0.10% of class-level expenses for Service Class and Service Class 2 of each fund for at least one year from the date of the initial prospectus for each fund and that such reimbursement arrangement will remain in effect thereafter as long as Service Class and Service Class 2 of each fund continue to be sold to unaffiliated insurance companies.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of each fund at the time it approved each Advisory Contract. In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.833444.117
VIPFM-SANN-0823
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%
Futures and Swaps - 1.6%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income Central funds.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 32.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,663,193
3.8% 12/1/57	8,657,000	6,267,646
4.3% 2/15/30	1,940,000	1,841,495
4.75% 5/15/46	10,884,000	9,607,159
Verizon Communications, Inc.:
2.1% 3/22/28	3,395,000	2,982,415
2.55% 3/21/31	3,143,000	2,624,194
3% 3/22/27	735,000	685,836
4.862% 8/21/46	4,225,000	3,873,489
5.012% 4/15/49	164,000	153,993
		34,699,420
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	13,068,000	12,349,588
4.7% 3/23/50	4,126,000	3,944,116
		16,293,704
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,259,579
4.908% 7/23/25	2,191,000	2,148,597
5.25% 4/1/53	1,435,000	1,159,025
5.375% 5/1/47	10,316,000	8,526,743
5.5% 4/1/63	1,435,000	1,155,368
6.484% 10/23/45	1,557,000	1,463,764
Comcast Corp.:
3.9% 3/1/38	608,000	528,258
4.65% 7/15/42	1,441,000	1,328,846
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,730,671
4.65% 5/15/50	5,336,000	4,064,718
Fox Corp.:
4.03% 1/25/24	720,000	712,787
4.709% 1/25/29	1,042,000	1,012,572
5.476% 1/25/39	1,027,000	959,337
5.576% 1/25/49	682,000	638,538
Magallanes, Inc.:
3.428% 3/15/24	2,320,000	2,277,814
3.638% 3/15/25	1,270,000	1,224,945
3.755% 3/15/27	2,484,000	2,316,991
4.054% 3/15/29	861,000	787,057
4.279% 3/15/32	3,451,000	3,060,607
5.05% 3/15/42	1,789,000	1,507,890
5.141% 3/15/52	2,782,000	2,265,238
Time Warner Cable LLC:
4.5% 9/15/42	525,000	392,696
5.5% 9/1/41	965,000	802,817
5.875% 11/15/40	852,000	751,592
6.55% 5/1/37	11,472,000	10,997,910
7.3% 7/1/38	2,146,000	2,186,923
		55,261,283
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	2,687,000	2,498,091
3.8% 3/15/32 (b)	2,344,000	2,048,941
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,278,095
3.875% 4/15/30	5,007,000	4,612,792
4.375% 4/15/40	747,000	659,670
4.5% 4/15/50	1,468,000	1,259,611
		14,357,200
TOTAL COMMUNICATION SERVICES		120,611,607
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	956,000	910,097
3.6% 7/1/30	1,138,000	1,058,727
		1,968,824
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	2,495,000	2,397,244
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	434,000	405,793
AutoZone, Inc.:
3.625% 4/15/25	649,000	626,313
4% 4/15/30	3,015,000	2,799,588
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	362,649
3.75% 4/1/32	1,183,000	1,070,703
4.25% 4/1/52	4,817,000	3,930,093
4.45% 4/1/62	4,962,000	3,984,021
4.5% 4/15/30	2,166,000	2,105,640
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	630,703
		15,915,503
TOTAL CONSUMER DISCRETIONARY		20,281,571
CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	5,260,000	5,115,953
4.9% 2/1/46	6,535,000	6,246,093
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,100,000	1,952,761
4.35% 6/1/40	2,002,000	1,840,918
4.5% 6/1/50	2,838,000	2,617,048
4.6% 6/1/60	2,100,000	1,892,669
4.75% 4/15/58	3,264,000	3,025,967
5.45% 1/23/39	2,662,000	2,754,501
5.55% 1/23/49	6,083,000	6,411,442
5.8% 1/23/59 (Reg. S)	6,427,000	7,003,422
Molson Coors Beverage Co.:
3% 7/15/26	4,258,000	3,977,384
5% 5/1/42	7,433,000	6,883,121
The Coca-Cola Co.:
3.375% 3/25/27	3,224,000	3,108,140
3.45% 3/25/30	1,970,000	1,858,705
		54,688,124
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	362,324
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	5,004,000	4,384,004
3% 5/15/32 (b)	4,479,000	3,437,410
3.625% 1/15/32 (b)	1,723,000	1,398,111
5.125% 2/1/28 (b)	1,885,000	1,810,105
5.5% 1/15/30 (b)	717,000	687,818
5.75% 4/1/33 (b)	3,880,000	3,647,017
		15,726,789
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,449,257
4.5% 5/2/43	2,104,000	1,673,206
4.8% 2/14/29	575,000	559,218
5.375% 1/31/44	1,907,000	1,793,006
5.95% 2/14/49	753,000	714,860
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,432,221
6.125% 7/27/27 (b)	1,890,000	1,893,292
Reynolds American, Inc.:
4.45% 6/12/25	1,329,000	1,291,442
5.7% 8/15/35	689,000	647,547
6.15% 9/15/43	2,271,000	2,184,664
7.25% 6/15/37	1,681,000	1,759,274
		23,397,987
TOTAL CONSUMER STAPLES		93,812,900
ENERGY - 3.8%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	34,000	32,838
4.85% 11/15/35	1,223,000	1,151,635
		1,184,473
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,787,092
5.85% 2/1/35	1,417,000	1,376,049
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	739,666
DCP Midstream Operating LP:
5.6% 4/1/44	697,000	660,647
6.45% 11/3/36 (b)	1,406,000	1,443,747
Enbridge, Inc.:
4% 10/1/23	1,597,000	1,590,636
4.25% 12/1/26	1,006,000	970,215
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,185,633
3.9% 5/15/24 (c)	751,000	738,288
4.2% 9/15/23	673,000	670,495
4.5% 4/15/24	717,000	708,758
4.95% 6/15/28	2,298,000	2,228,993
5% 5/15/50	3,733,000	3,152,754
5.25% 4/15/29	1,165,000	1,137,322
5.4% 10/1/47	766,000	675,131
5.8% 6/15/38	1,282,000	1,228,278
6% 6/15/48	834,000	790,886
6.25% 4/15/49	800,000	781,343
Enterprise Products Operating LP 3.7% 2/15/26	2,725,000	2,627,279
Exxon Mobil Corp. 3.482% 3/19/30	7,630,000	7,156,339
Hess Corp.:
4.3% 4/1/27	2,776,000	2,662,449
5.6% 2/15/41	7,441,000	7,119,358
7.125% 3/15/33	569,000	620,663
7.3% 8/15/31	762,000	835,578
7.875% 10/1/29	2,490,000	2,744,287
Kinder Morgan Energy Partners LP 6.55% 9/15/40	261,000	264,989
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,274,117
MPLX LP:
4.8% 2/15/29	640,000	617,194
4.875% 12/1/24	1,553,000	1,530,572
4.95% 9/1/32	3,480,000	3,324,136
5.5% 2/15/49	1,917,000	1,737,177
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,541,266
6.2% 3/15/40	965,000	951,094
6.45% 9/15/36	2,612,000	2,680,695
6.6% 3/15/46	3,240,000	3,335,742
7.5% 5/1/31	4,360,000	4,760,422
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,685,913
5.95% 1/28/31	2,067,000	1,506,078
6.35% 2/12/48	7,493,000	4,515,731
6.49% 1/23/27	2,174,000	1,928,338
6.5% 3/13/27	2,742,000	2,433,525
6.5% 1/23/29	3,157,000	2,612,733
6.7% 2/16/32	2,866,000	2,175,151
6.75% 9/21/47	6,872,000	4,294,244
6.84% 1/23/30	10,482,000	8,304,365
6.95% 1/28/60	4,473,000	2,766,551
7.69% 1/23/50	9,202,000	6,201,964
Phillips 66 Co. 3.85% 4/9/25	349,000	339,295
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	751,000	661,772
3.6% 11/1/24	789,000	763,377
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,304,146
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,316,896
3.9% 1/15/25	690,000	669,672
4.3% 3/4/24	3,094,000	3,059,018
4.5% 11/15/23	994,000	989,748
4.55% 6/24/24	7,571,000	7,468,489
4.65% 8/15/32	3,633,000	3,440,495
5.3% 8/15/52	824,000	759,728
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	577,000	512,817
3.95% 5/15/50	1,863,000	1,436,612
Western Gas Partners LP:
3.95% 6/1/25	493,000	473,559
4.5% 3/1/28	1,136,000	1,071,826
4.65% 7/1/26	5,141,000	4,945,647
4.75% 8/15/28	656,000	622,614
		146,909,594
TOTAL ENERGY		148,094,067
FINANCIALS - 14.4%
Banks - 6.2%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	6,892,390
3.419% 12/20/28 (c)	10,766,000	9,872,675
3.5% 4/19/26	2,852,000	2,735,786
3.864% 7/23/24 (c)	2,481,000	2,477,960
3.95% 4/21/25	2,342,000	2,267,979
4.2% 8/26/24	11,341,000	11,128,330
4.25% 10/22/26	2,419,000	2,334,807
4.45% 3/3/26	861,000	836,829
5.015% 7/22/33 (c)	18,422,000	18,021,206
Barclays PLC:
2.852% 5/7/26 (c)	4,594,000	4,302,667
4.375% 1/12/26	3,532,000	3,392,778
5.088% 6/20/30 (c)	4,171,000	3,792,892
5.2% 5/12/26	3,533,000	3,408,454
5.829% 5/9/27 (c)	1,900,000	1,874,167
6.224% 5/9/34 (c)	1,900,000	1,892,467
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	3,959,122
Citigroup, Inc.:
3.352% 4/24/25 (c)	2,815,000	2,751,854
3.875% 3/26/25	5,393,000	5,208,049
4.3% 11/20/26	983,000	940,796
4.412% 3/31/31 (c)	6,030,000	5,669,777
4.45% 9/29/27	9,708,000	9,269,473
4.6% 3/9/26	1,246,000	1,206,313
4.91% 5/24/33 (c)	5,644,000	5,461,446
5.5% 9/13/25	3,136,000	3,117,852
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	1,948,679
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,248,116
Discover Bank 4.2% 8/8/23	1,617,000	1,613,835
HSBC Holdings PLC:
4.25% 3/14/24	1,249,000	1,233,051
4.95% 3/31/30	988,000	972,651
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	2,462,000	2,384,681
5.71% 1/15/26 (b)	7,296,000	6,944,213
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	2,102,468
3.797% 7/23/24 (c)	3,247,000	3,243,119
3.875% 9/10/24	24,838,000	24,249,155
4.125% 12/15/26	7,993,000	7,695,029
4.493% 3/24/31 (c)	7,267,000	6,985,539
4.586% 4/26/33 (c)	15,530,000	14,804,631
4.912% 7/25/33 (c)	4,507,000	4,404,121
NatWest Group PLC 3.073% 5/22/28 (c)	2,640,000	2,374,331
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,082,537
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,799,188
Societe Generale:
1.038% 6/18/25 (b)(c)	8,981,000	8,452,707
1.488% 12/14/26 (b)(c)	5,527,000	4,863,557
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,466,216
3.526% 3/24/28 (c)	5,273,000	4,921,552
4.478% 4/4/31 (c)	8,118,000	7,718,577
5.013% 4/4/51 (c)	11,974,000	11,152,656
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,832,231
		243,308,909
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,145,000	2,973,032
4.25% 2/15/24	2,434,000	2,401,892
Ares Capital Corp.:
3.875% 1/15/26	7,074,000	6,558,409
4.2% 6/10/24	5,056,000	4,934,949
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,447,502
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,289,349
3.102% 2/24/33 (c)	2,100,000	1,773,982
3.691% 6/5/28 (c)	23,641,000	22,211,738
3.8% 3/15/30	8,794,000	8,132,322
4.25% 10/21/25	1,288,000	1,241,207
6.75% 10/1/37	1,275,000	1,371,318
Moody's Corp.:
3.25% 1/15/28	1,354,000	1,260,854
3.75% 3/24/25	2,881,000	2,800,236
4.875% 2/15/24	764,000	759,860
Morgan Stanley:
3.125% 7/27/26	12,469,000	11,676,518
3.622% 4/1/31 (c)	5,698,000	5,134,415
3.625% 1/20/27	6,245,000	5,929,686
4.431% 1/23/30 (c)	2,495,000	2,373,832
4.889% 7/20/33 (c)	9,357,000	9,005,637
5% 11/24/25	8,309,000	8,168,311
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,731,972
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	2,841,872
2.593% 9/11/25 (b)(c)	6,006,000	5,724,745
3.75% 3/26/25	2,646,000	2,531,956
3.869% 1/12/29 (b)(c)	2,282,000	2,062,922
4.125% 9/24/25 (b)	2,986,000	2,853,185
4.194% 4/1/31 (b)(c)	5,461,000	4,860,614
4.55% 4/17/26	1,462,000	1,405,225
		134,457,540
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	6,272,000	5,893,857
2.45% 10/29/26	2,289,000	2,044,422
2.875% 8/14/24	3,404,000	3,271,217
3% 10/29/28	2,397,000	2,072,573
3.3% 1/30/32	2,564,000	2,097,605
3.5% 1/15/25	4,712,000	4,511,307
4.45% 4/3/26	1,774,000	1,693,767
4.875% 1/16/24	2,847,000	2,826,994
6.5% 7/15/25	2,058,000	2,068,177
Ally Financial, Inc.:
1.45% 10/2/23	1,254,000	1,237,160
5.125% 9/30/24	1,214,000	1,191,017
5.8% 5/1/25	2,973,000	2,922,418
7.1% 11/15/27	4,120,000	4,155,366
8% 11/1/31	1,535,000	1,593,516
Capital One Financial Corp.:
2.636% 3/3/26 (c)	2,766,000	2,582,818
3.273% 3/1/30 (c)	3,538,000	3,004,041
3.65% 5/11/27	7,652,000	7,107,294
3.8% 1/31/28	4,006,000	3,681,223
4.985% 7/24/26 (c)	3,566,000	3,456,348
5.247% 7/26/30 (c)	4,600,000	4,336,461
Discover Financial Services:
3.95% 11/6/24	1,616,000	1,557,259
4.1% 2/9/27	1,620,000	1,502,941
4.5% 1/30/26	2,660,000	2,547,199
6.7% 11/29/32	867,000	893,212
Ford Motor Credit Co. LLC:
4.063% 11/1/24	9,996,000	9,672,915
5.584% 3/18/24	3,546,000	3,520,830
Synchrony Financial:
3.95% 12/1/27	4,360,000	3,798,426
4.25% 8/15/24	3,797,000	3,660,807
4.375% 3/19/24	3,104,000	3,043,355
5.15% 3/19/29	4,769,000	4,326,835
		96,271,360
Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,674,912
7.05% 9/29/25	4,363,000	4,351,686
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,591,428
4.125% 6/15/26	2,638,000	2,463,969
4.125% 5/15/29	2,868,000	2,558,242
Corebridge Financial, Inc.:
3.5% 4/4/25	1,148,000	1,093,677
3.65% 4/5/27	3,963,000	3,699,756
3.85% 4/5/29	1,606,000	1,444,302
3.9% 4/5/32	1,912,000	1,661,331
4.35% 4/5/42	435,000	351,005
4.4% 4/5/52	1,286,000	1,011,022
Equitable Holdings, Inc. 4.35% 4/20/28	2,412,000	2,257,261
Jackson Financial, Inc.:
5.17% 6/8/27	1,735,000	1,652,264
5.67% 6/8/32	2,190,000	2,077,679
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	3,463,000	3,423,556
Pine Street Trust I 4.572% 2/15/29 (b)	3,240,000	2,968,199
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,908,481
		45,188,770
Insurance - 1.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,979,000	1,517,546
3.375% 4/7/30 (b)	4,177,000	3,818,430
American International Group, Inc. 2.5% 6/30/25	4,506,000	4,243,788
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,320,099
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,191,688
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,258,000	2,193,338
4.75% 3/15/39	1,036,000	976,297
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,242,355
MetLife, Inc. 4.55% 3/23/30	6,529,000	6,379,948
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,759,115
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,400,000	1,337,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	3,036,000	2,748,945
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	976,826
Unum Group:
3.875% 11/5/25	2,759,000	2,608,752
4% 6/15/29	2,503,000	2,302,417
5.75% 8/15/42	4,132,000	3,801,905
		45,418,449
TOTAL FINANCIALS		564,645,028
HEALTH CARE - 1.8%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	2,052,000	2,050,152
5.25% 3/2/30	1,874,000	1,877,739
5.25% 3/2/33	2,115,000	2,117,698
5.6% 3/2/43	2,009,000	2,015,079
5.65% 3/2/53	999,000	1,011,692
5.75% 3/2/63	1,820,000	1,846,276
		10,918,636
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,759,569
2.625% 8/1/31	2,597,000	2,069,497
3.375% 2/15/30	2,896,000	2,488,938
4.25% 12/15/27	3,262,000	3,049,823
4.625% 12/15/29	5,066,000	4,662,933
Cigna Group:
3.05% 10/15/27	1,816,000	1,674,482
4.375% 10/15/28	3,443,000	3,329,215
4.8% 8/15/38	2,144,000	2,023,964
4.9% 12/15/48	2,141,000	1,992,560
CVS Health Corp.:
3% 8/15/26	355,000	332,786
3.625% 4/1/27	1,019,000	967,320
4.78% 3/25/38	3,388,000	3,126,689
5% 1/30/29	1,590,000	1,574,676
5.25% 1/30/31	652,000	649,954
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,893,347
3.625% 3/15/32 (b)	487,000	422,720
5.625% 9/1/28	2,246,000	2,247,412
5.875% 2/1/29	2,447,000	2,462,883
Humana, Inc. 3.7% 3/23/29	1,508,000	1,381,140
Sabra Health Care LP 3.2% 12/1/31	5,311,000	3,961,813
Toledo Hospital 5.325% 11/15/28	1,197,000	969,570
		46,041,291
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,390,053
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	757,000	734,494
Mylan NV 4.55% 4/15/28	2,271,000	2,139,559
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,374,341
Viatris, Inc.:
1.65% 6/22/25	558,000	513,376
2.7% 6/22/30	2,837,000	2,295,787
3.85% 6/22/40	1,236,000	854,133
4% 6/22/50	2,134,000	1,411,298
		11,713,041
TOTAL HEALTH CARE		68,672,968
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,163,799
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,660,437
5.15% 5/1/30	1,681,000	1,664,779
5.705% 5/1/40	1,703,000	1,698,754
5.805% 5/1/50	1,703,000	1,696,786
5.93% 5/1/60	1,680,000	1,663,851
		9,548,406
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	569,088
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	498,000	494,987
3.375% 7/1/25	3,659,000	3,467,900
3.875% 7/3/23	3,168,000	3,168,000
4.25% 2/1/24	3,258,000	3,223,552
4.25% 9/15/24	2,024,000	1,975,451
		12,329,890
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,186,000	1,150,480
4.25% 4/15/26 (b)	897,000	835,659
4.375% 5/1/26 (b)	2,653,000	2,478,891
5.25% 5/15/24 (b)	2,164,000	2,126,072
6.375% 5/4/28 (b)	3,488,000	3,450,545
		10,041,647
TOTAL INDUSTRIALS		32,489,031
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	735,000	737,684
6.02% 6/15/26	888,000	902,571
6.1% 7/15/27	1,349,000	1,389,752
6.2% 7/15/30	1,167,000	1,212,506
		4,242,513
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	816,373
2.45% 2/15/31 (b)	8,034,000	6,534,064
2.6% 2/15/33 (b)	8,034,000	6,278,518
3.5% 2/15/41 (b)	6,488,000	4,853,197
3.75% 2/15/51 (b)	3,045,000	2,239,245
		20,721,397
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	3,687,000	3,346,142
2.3% 3/25/28	5,824,000	5,139,448
2.8% 4/1/27	3,325,000	3,056,104
2.875% 3/25/31	6,114,000	5,219,597
3.6% 4/1/40	3,327,000	2,573,790
		19,335,081
TOTAL INFORMATION TECHNOLOGY		44,298,991
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,289,949
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	339,049
3.625% 4/15/32	1,758,000	1,519,251
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,794,887
4.5% 12/1/28	2,209,000	2,027,931
6.75% 12/1/27	2,669,000	2,699,181
Corporate Office Properties LP:
2% 1/15/29	328,000	249,970
2.25% 3/15/26	945,000	836,942
2.75% 4/15/31	914,000	694,502
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	745,000	638,154
3.5% 8/1/26	775,000	713,016
Healthpeak OP, LLC:
3.25% 7/15/26	325,000	302,671
3.5% 7/15/29	373,000	334,472
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,101,508
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,367,785
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,359,731
4.75% 9/15/30	5,514,000	4,956,181
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	828,155
4.4% 6/15/24	818,000	798,492
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,640,830
3.375% 2/1/31	1,901,000	1,507,849
3.625% 10/1/29	3,357,000	2,751,140
4.375% 8/1/23	704,000	702,481
4.5% 1/15/25	1,520,000	1,456,574
4.5% 4/1/27	9,194,000	8,538,298
4.75% 1/15/28	3,623,000	3,307,180
4.95% 4/1/24	769,000	758,178
5.25% 1/15/26	3,228,000	3,107,979
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	561,543
Realty Income Corp.:
2.2% 6/15/28	453,000	392,224
2.85% 12/15/32	556,000	452,182
3.25% 1/15/31	579,000	506,069
3.4% 1/15/28	904,000	833,463
Retail Opportunity Investments Partnership LP:
4% 12/15/24	555,000	531,649
5% 12/15/23	418,000	411,867
Simon Property Group LP 2.45% 9/13/29	924,000	777,864
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,208,301
4.25% 2/1/26	1,677,000	1,570,707
Store Capital Corp.:
2.75% 11/18/30	4,952,000	3,577,892
4.625% 3/15/29	1,018,000	856,971
Sun Communities Operating LP:
2.3% 11/1/28	948,000	796,844
2.7% 7/15/31	2,448,000	1,934,318
Ventas Realty LP:
3% 1/15/30	4,331,000	3,704,435
3.5% 2/1/25	3,658,000	3,503,011
4% 3/1/28	1,273,000	1,177,580
4.125% 1/15/26	884,000	845,510
4.375% 2/1/45	433,000	347,244
4.75% 11/15/30	5,686,000	5,381,924
VICI Properties LP:
4.375% 5/15/25	446,000	431,039
4.75% 2/15/28	3,531,000	3,343,271
4.95% 2/15/30	4,599,000	4,314,230
5.125% 5/15/32	1,205,000	1,127,451
Vornado Realty LP 2.15% 6/1/26	1,069,000	905,584
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,733,869
3.85% 7/15/29	724,000	656,838
4% 2/1/25	3,043,000	2,946,469
		99,452,685
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,619,000	2,077,033
4.1% 10/1/24	2,878,000	2,761,568
4.55% 10/1/29	3,316,000	2,398,048
7.55% 3/15/28	3,596,000	3,235,428
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,541,646
Tanger Properties LP:
2.75% 9/1/31	2,490,000	1,806,961
3.125% 9/1/26	3,468,000	3,074,912
		17,895,596
TOTAL REAL ESTATE		117,348,281
UTILITIES - 1.3%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,251,096
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,659,860
3.743% 5/1/26	7,482,000	7,002,825
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,326,791
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	599,350
2.775% 1/7/32 (b)	2,595,000	2,023,522
Entergy Corp. 2.8% 6/15/30	1,621,000	1,373,985
Exelon Corp.:
2.75% 3/15/27	829,000	758,575
3.35% 3/15/32	1,006,000	874,109
4.05% 4/15/30	988,000	923,263
4.1% 3/15/52	745,000	600,563
4.7% 4/15/50	440,000	388,849
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,183,382
		21,966,170
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	885,124	923,883
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,015,531
The AES Corp.:
2.45% 1/15/31	1,088,000	879,415
3.3% 7/15/25 (b)	4,877,000	4,605,537
3.95% 7/15/30 (b)	4,253,000	3,812,890
		10,313,373
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	7,058,000	6,888,875
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	407,894
NiSource, Inc.:
2.95% 9/1/29	4,856,000	4,252,062
3.6% 5/1/30	2,477,000	2,230,735
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,738,133
4.224% 3/15/32	3,417,000	3,070,401
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	810,000	681,258
		19,269,358
TOTAL UTILITIES		52,472,784
TOTAL NONCONVERTIBLE BONDS (Cost $1,464,752,947)		1,262,727,228

U.S. Treasury Obligations - 34.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	14,822,187
1.75% 8/15/41	80,591,100	56,618,396
1.875% 11/15/51	50,329,100	33,221,138
2% 11/15/41	13,511,200	9,890,093
2% 8/15/51	200,421,400	136,623,198
2.25% 2/15/52	38,732,200	27,990,066
3% 2/15/47	55,093,200	46,385,892
3.375% 8/15/42	58,000,000	52,646,328
3.625% 2/15/53	6,460,000	6,199,581
3.625% 5/15/53	4,500,000	4,324,922
U.S. Treasury Notes:
1.125% 8/31/28	70,526,300	60,765,570
1.25% 5/31/28	220,752,000	192,554,385
1.25% 9/30/28	15,938,200	13,797,127
1.75% 1/31/29	27,595,700	24,394,168
2.625% 7/31/29	37,400,000	34,549,711
2.75% 4/30/27	43,645,400	41,229,559
2.875% 5/15/32	105,403,000	97,728,344
3.375% 5/15/33	169,600,000	163,558,000
3.5% 1/31/28	50,000,000	48,552,735
3.5% 2/15/33	144,500,000	140,752,031
3.625% 5/15/26	5,000,000	4,878,701
3.625% 3/31/30	59,000,000	57,713,984
3.75% 5/31/30	52,400,000	51,671,313
4.125% 11/15/32	35,600,000	36,378,750
4.375% 10/31/24	1,921,000	1,897,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,571,889,182)		1,359,143,992

U.S. Government Agency - Mortgage Securities - 22.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.0%
12 month U.S. LIBOR + 1.480% 3.73% 7/1/34 (c)(d)	1,536	1,546
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	3,883	3,926
12 month U.S. LIBOR + 1.630% 4.24% 11/1/36 (c)(d)	42,800	43,133
12 month U.S. LIBOR + 1.700% 5.188% 6/1/42 (c)(d)	31,271	31,666
12 month U.S. LIBOR + 1.730% 5.105% 5/1/36 (c)(d)	30,707	31,038
12 month U.S. LIBOR + 1.750% 4.306% 7/1/35 (c)(d)	2,945	2,964
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	12,259	12,343
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	12,234	12,420
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	10,190	10,408
12 month U.S. LIBOR + 1.810% 4.119% 7/1/41 (c)(d)	19,869	20,327
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	12,409	12,550
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	8,425	8,291
12 month U.S. LIBOR + 1.950% 4.4% 9/1/36 (c)(d)	23,026	23,257
12 month U.S. LIBOR + 1.950% 5.496% 7/1/37 (c)(d)	8,702	8,862
6 month U.S. LIBOR + 1.310% 4.438% 5/1/34 (c)(d)	18,235	18,177
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	32,282	32,115
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	2,138	2,167
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	2,077	2,110
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	33,049	33,685
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	2,973	3,011
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	37,948	38,660
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	5,198	5,315
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.778% 5/1/35 (c)(d)	6,444	6,563
1.5% 11/1/35 to 9/1/51 (e)	29,158,154	23,621,346
2% 2/1/28 to 3/1/52	68,661,361	57,728,128
2.5% 10/1/27 to 3/1/52	78,690,974	68,357,998
3% 2/1/31 to 2/1/52 (f)(g)	55,460,596	49,879,187
3.5% 9/1/35 to 4/1/52 (f)(g)	37,228,091	34,416,642
4% 7/1/39 to 6/1/52	21,535,514	20,568,676
4.5% to 4.5% 5/1/25 to 11/1/52	17,758,302	17,299,975
5% 9/1/25 to 12/1/52	15,911,378	15,702,815
5.5% 10/1/52 to 6/1/53	16,050,020	16,002,085
6% 10/1/34 to 6/1/53	8,699,102	8,847,359
6.5% 12/1/23 to 8/1/36	295,929	304,497
7% to 7% 11/1/23 to 8/1/32	37,808	39,004
7.5% to 7.5% 9/1/25 to 11/1/31	48,994	50,408
8% 1/1/30	215	225
8.5% 3/1/25	24	24
TOTAL FANNIE MAE		313,182,903
Freddie Mac - 5.1%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	25,253	25,175
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	15,171	15,389
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	3,930	3,955
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	9,956	10,205
12 month U.S. LIBOR + 1.910% 5.22% 5/1/41 (c)(d)	31,668	31,966
12 month U.S. LIBOR + 1.910% 5.364% 6/1/41 (c)(d)	30,659	31,024
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (c)(d)	33,060	33,383
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	315	317
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	5,105	5,166
6 month U.S. LIBOR + 1.650% 6.179% 4/1/35 (c)(d)	20,769	21,000
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	3,527	3,624
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,209	3,248
1.5% 7/1/35 to 4/1/51	21,776,474	17,365,586
2% 5/1/35 to 4/1/52	53,312,793	45,220,177
2.5% 1/1/28 to 3/1/52 (f)	47,961,686	41,614,156
3% 12/1/30 to 4/1/52	20,767,693	18,624,908
3.5% 3/1/32 to 3/1/52	30,360,214	28,426,156
4% 5/1/37 to 10/1/52	12,958,484	12,439,688
4.5% 7/1/25 to 10/1/48	7,298,478	7,170,400
5% 1/1/40 to 4/1/53	16,715,566	16,503,023
5.5% 10/1/52 to 4/1/53	8,991,058	9,031,948
6% 4/1/32 to 7/1/53	3,345,217	3,416,016
6.5% 1/1/53	1,382,185	1,413,952
7.5% 8/1/26 to 11/1/31	6,000	6,252
8% 4/1/27 to 5/1/27	547	559
8.5% 5/1/27 to 1/1/28	887	906
TOTAL FREDDIE MAC		201,418,179
Ginnie Mae - 5.4%
3% 12/20/42 to 4/20/47	3,721,265	3,364,285
3.5% 12/20/40 to 1/20/50	2,669,503	2,486,313
4% 2/15/40 to 4/20/48	10,611,261	10,190,548
4.5% 5/15/39 to 5/20/41	2,279,594	2,232,411
5% 3/15/39 to 4/20/48	1,284,106	1,287,593
6.5% 4/15/35 to 11/15/35	27,409	28,346
7% 1/15/28 to 7/15/32	155,173	158,957
7.5% to 7.5% 1/15/24 to 10/15/28	26,410	26,884
8% 3/15/30 to 9/15/30	3,805	3,967
2% 11/20/50 to 4/20/51 (e)	17,198,133	14,484,404
2% 7/1/53 (h)	10,400,000	8,732,257
2% 7/1/53 (h)	13,850,000	11,629,015
2% 7/1/53 (h)	3,400,000	2,854,776
2% 7/1/53 (h)	4,350,000	3,652,434
2% 7/1/53 (h)	6,950,000	5,835,499
2% 8/1/53 (h)	6,850,000	5,758,492
2% 8/1/53 (h)	3,400,000	2,858,230
2% 8/1/53 (h)	1,350,000	1,134,885
2.5% 9/20/51 to 12/20/51	3,424,550	2,967,378
2.5% 7/1/53 (h)	11,150,000	9,649,434
2.5% 7/1/53 (h)	7,850,000	6,793,548
2.5% 7/1/53 (h)	11,050,000	9,562,892
2.5% 7/1/53 (h)	3,450,000	2,985,699
2.5% 7/1/53 (h)	7,600,000	6,577,193
2.5% 7/1/53 (h)	11,150,000	9,649,434
2.5% 7/1/53 (h)	4,100,000	3,548,222
2.5% 8/1/53 (h)	7,600,000	6,585,278
2.5% 8/1/53 (h)	15,250,000	13,213,881
3% 7/1/53 (h)	10,300,000	9,201,544
3% 7/1/53 (h)	8,175,000	7,303,167
3% 7/1/53 (h)	1,100,000	982,689
3% 7/1/53 (h)	3,000,000	2,680,061
3% 7/1/53 (h)	4,200,000	3,752,086
3.5% 7/1/53 (h)	8,500,000	7,843,194
3.5% 7/1/53 (h)	3,975,000	3,667,847
3.5% 7/1/53 (h)	4,075,000	3,760,119
3.5% 7/1/53 (h)	800,000	738,183
3.5% 8/1/53 (h)	9,200,000	8,491,261
4% 7/1/53 (h)	800,000	756,422
4.5% 7/1/53 (h)	2,100,000	2,026,215
4.5% 7/1/53 (h)	2,100,000	2,026,215
5% 7/1/53 (h)	4,100,000	4,028,431
5.5% 7/1/53 (h)	5,700,000	5,674,921
TOTAL GINNIE MAE		211,184,610
Uniform Mortgage Backed Securities - 3.5%
1.5% 7/1/53 (h)	1,400,000	1,083,098
2% 7/1/38 (h)	500,000	443,059
2% 7/1/53 (h)	12,400,000	10,104,591
2% 7/1/53 (h)	12,400,000	10,104,591
2% 7/1/53 (h)	7,450,000	6,070,904
2% 7/1/53 (h)	8,400,000	6,845,046
2% 7/1/53 (h)	13,600,000	11,082,455
2% 7/1/53 (h)	6,575,000	5,357,878
2% 7/1/53 (h)	4,100,000	3,341,034
2% 8/1/53 (h)	6,950,000	5,672,148
2.5% 7/1/38 (h)	300,000	273,000
2.5% 7/1/53 (h)	3,550,000	3,008,486
2.5% 7/1/53 (h)	7,100,000	6,016,972
2.5% 7/1/53 (h)	5,000,000	4,237,304
2.5% 7/1/53 (h)	1,350,000	1,144,072
3% 7/1/53 (h)	1,650,000	1,451,742
3% 7/1/53 (h)	1,475,000	1,297,769
3.5% 7/1/53 (h)	3,300,000	3,005,835
4% 7/1/53 (h)	1,175,000	1,102,388
4% 7/1/53 (h)	1,775,000	1,665,310
4% 7/1/53 (h)	5,300,000	4,972,475
4% 7/1/53 (h)	2,975,000	2,791,154
4.5% 7/1/53 (h)	2,200,000	2,114,063
4.5% 7/1/53 (h)	2,050,000	1,969,922
5% 7/1/38 (h)	4,000,000	3,971,564
5% 7/1/38 (h)	3,975,000	3,946,742
5% 7/1/38 (h)	3,250,000	3,226,896
5% 7/1/38 (h)	3,225,000	3,202,073
5% 7/1/38 (h)	1,200,000	1,191,469
5% 7/1/38 (h)	1,450,000	1,439,692
5% 8/1/38 (h)	1,450,000	1,439,975
5% 7/1/53 (h)	850,000	832,768
5% 7/1/53 (h)	850,000	832,768
5.5% 7/1/53 (h)	3,300,000	3,284,142
5.5% 7/1/53 (h)	5,700,000	5,672,609
5.5% 7/1/53 (h)	11,700,000	11,643,776
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		135,839,770
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $916,575,005)		861,625,462

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,347,279	840,710
Series 2019-1 Class A, 3.844% 5/15/39 (b)	999,711	718,700
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	2,497,287	2,095,293
Class B, 4.458% 10/16/39 (b)	713,637	250,722
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,962,335	2,552,081
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,608,331	4,758,669
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	1,196,595	1,184,178
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	2,370,709	2,327,299
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	5,797,905	5,679,894
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	3,019,149	2,970,006
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	2,835,654	2,771,650
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	2,480,000	2,466,618
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	853,492	716,385
Class B, 4.335% 1/16/40 (b)	268,430	134,354
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	3,103,607	3,073,514
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	1,923,930	1,878,525
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	3,574,230	3,518,965
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	4,768,241	4,633,023
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	4,022,144	3,937,160
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	1,232,474	1,212,106
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	2,392,281	2,341,053
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,300,000	2,282,757
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	4,224,812	4,144,735
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	3,831,965	3,793,779
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(c)(d)	4,846,852	4,749,503
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	3,615,104	3,539,310
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,533,955	3,250,073
Class AA, 2.487% 12/16/41 (b)(c)	260,937	249,597
Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,167,450	3,588,263
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	3,400,306	3,367,633
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,100,000	2,093,779
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,199,942	1,953,003
Class B, 5.095% 4/15/39 (b)	1,232,658	890,879
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,232,953	1,112,529
Series 2021-1A Class A, 3.474% 1/15/46 (b)	828,820	757,541
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	2,890,154	2,844,813
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	4,498,016	4,381,958
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	2,218,566	2,175,206
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	3,494,185	3,402,763
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	3,598,073	3,497,554
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,643,172	1,568,167
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	990,000	985,712
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	3,860,350	3,761,077
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	4,457,000	4,390,074
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	5,052,517	4,971,374
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,242,345	2,963,416
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	1,500,000	1,493,416
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	2,526,193	2,452,145
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	2,388,876	2,349,550
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	2,929,325	2,892,471
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	2,441,104	2,410,519
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	3,177,977	3,111,252
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	1,889,869	1,850,142
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	1,638,378	1,619,565
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	4,330,149	4,259,174
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	1,005,251	990,339
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	2,577,919	2,537,348
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	3,690,041	3,635,004
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	4,601,553	4,555,146
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,100,000	2,076,013
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,031,000	1,026,633
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	2,310,000	2,268,685
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,333,953	1,150,532
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,250,180	1,067,637
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	2,531,935	2,484,195
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	5,870,431	5,691,230
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	1,816,635	1,799,684
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	2,102,066	2,089,664
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	4,047,691	3,984,397
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	4,115,814	4,025,534
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	2,572,810	2,531,810
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	1,296,427	1,273,400
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	1,041,994	1,023,219
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	4,363,331	4,282,365
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	3,374,400	3,314,950
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	3,525,408	3,488,783
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	730,457	726,010
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	3,550,105	3,520,664
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.3954% 1/25/36 (c)(d)	76,675	75,060
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	1,408,460	1,383,329
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,654,715	2,249,226
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,911,150	2,587,311
Class A2II, 4.008% 12/5/51 (b)	2,601,075	2,136,697
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	2,341,993	1,988,609
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	4,820,896	4,753,847
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	4,874,693	4,765,670
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,452,250	2,061,557
Class B, 4.335% 3/15/40 (b)(i)	521,805	366,080
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,341,988
1.884% 7/15/50 (b)	1,356,000	1,217,712
2.328% 7/15/52 (b)	1,037,000	887,042
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	5,044,198	4,932,025
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	580,272	572,207
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	4,282,717	4,188,035
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	3,959,716	3,892,951
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 6.0104% 9/25/34 (c)(d)	3,946	3,786
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,709,447	2,314,084
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,607,957	3,009,253
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,906,000	1,896,973
Class A3, 4.93% 4/20/26 (b)	1,864,000	1,842,178
Upstart Securitization Trust 3.12% 3/20/32 (b)	768,282	752,066
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	1,100,000	1,089,772
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	3,719,561	3,680,520
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	2,363,896	2,320,526
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	4,837,926	4,747,539
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	2,387,172	2,346,602
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	1,075,000	1,068,739
Class A3, 4.66% 5/15/28	1,974,000	1,945,453
TOTAL ASSET-BACKED SECURITIES (Cost $283,459,515)		271,174,713

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,927,947	2,637,219
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,455,539	3,767,935
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,283,371	1,211,079
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	5,246,122	5,009,314
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	924,252	903,931
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,354,372	3,280,884
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,907,785	3,662,022
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,631,705	1,440,665
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	994,000	933,958
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,601,440	2,433,027
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	996,831	958,920
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	984	858
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,508,902	1,385,153
TOTAL PRIVATE SPONSOR		27,624,965
U.S. Government Agency - 0.5%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	7,174	7,167
Series 1999-57 Class PH, 6.5% 12/25/29	35,309	35,393
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	672,734	564,720
Series 2020-49 Class JA, 2% 8/25/44	103,670	91,995
Series 2020-80 Class BA, 1.5% 3/25/45	966,744	814,557
Series 2021-68 Class A, 2% 7/25/49	201,525	162,723
Series 2021-85 Class L, 2.5% 8/25/48	109,855	96,008
Series 2021-95:
Class 0, 2.5% 9/25/48	869,683	756,195
Class BA, 2.5% 6/25/49	1,286,933	1,119,081
Series 2021-96 Class HA, 2.5% 2/25/50	183,134	160,728
Series 2022-1 Class KA, 3% 5/25/48	442,422	396,032
Series 2022-3:
Class D, 2% 2/25/48	1,297,712	1,118,424
Class N, 2% 10/25/47	3,573,047	3,039,603
Series 2022-30 Class E, 4.5% 7/25/48	1,256,310	1,193,904
Series 2022-4 Class B, 2.5% 5/25/49	132,459	116,043
Series 2022-42 Class BA, 4% 6/25/50	1,297,222	1,227,062
Series 2022-49 Class TC, 4% 12/25/48	408,438	390,695
Series 2022-7:
Class A, 3% 5/25/48	629,120	563,231
Class E, 2.5% 11/25/47	1,292,010	1,138,436
Series 2021-59 Class H, 2% 6/25/48	114,081	94,258
Series 2021-66:
Class DA, 2% 1/25/48	123,294	102,166
Class DM, 2% 1/25/48	131,026	108,573
Freddie Mac:
sequential payer:
Series 2021-5175 Class CB, 2.5% 4/25/50	654,212	568,173
Series 2021-5180 Class KA, 2.5% 10/25/47	131,980	116,614
Series 2022-5189 Class DA, 2.5% 5/25/49	314,318	268,151
Series 2022-5190 Class BA, 2.5% 11/25/47	320,019	278,303
Series 2022-5191 Class CA, 2.5% 4/25/50	155,816	135,491
Series 2022-5197 Class DA, 2.5% 11/25/47	243,072	211,400
Series 2022-5198 Class BA, 2.5% 11/25/47	1,174,456	1,033,345
Series 2022-5202 Class LB, 2.5% 10/25/47	259,513	225,063
Series 2021-5083 Class VA, 1% 8/15/38	1,658,101	1,529,920
Series 2021-5176 Class AG, 2% 1/25/47	494,707	426,072
Series 2021-5182 Class A, 2.5% 10/25/48	850,245	737,612
Series 2022-5236 Class P, 5% 4/25/48	472,245	465,510
Series 2022-5266 Class CD, 4.5% 10/25/44	1,285,329	1,250,314
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	106,014	91,328
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 9.2512% 6/16/37 (c)(j)	7,379	8,198
TOTAL U.S. GOVERNMENT AGENCY		20,642,488
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,412,876)		48,267,453

Commercial Mortgage Securities - 6.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.297% 1/15/39 (b)(c)(d)	2,741,961	2,665,088
Class B, CME Term SOFR 1 Month Index + 1.550% 6.697% 1/15/39 (b)(c)(d)	618,000	597,016
Class C, CME Term SOFR 1 Month Index + 2.150% 7.297% 1/15/39 (b)(c)(d)	437,000	419,575
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	1,991,157
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	413,855
Class CNM, 3.8425% 11/5/32 (b)(c)	248,000	197,110
BANK:
sequential payer:
Series 2018-BN10:
Class A4, 3.428% 2/15/61	1,005,010	918,623
Class A5, 3.688% 2/15/61	218,564	201,475
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	318,509
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	700,000	696,705
Class A3, 6.26% 4/15/56	2,100,000	2,134,477
Series 2021-BN33 Class XA, 1.1689% 5/15/64 (c)(k)	13,435,526	745,322
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	724,225
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	652,011
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	4,895,903
Series 2021-B27 Class XA, 1.3801% 7/15/54 (c)(k)	2,780,110	191,639
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.3115% 11/15/28 (b)(c)(d)	1,998,000	1,987,281
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.045% 4/15/37 (b)(c)(d)	8,749,555	8,487,090
Class B, CME Term SOFR 1 Month Index + 2.440% 7.594% 4/15/37 (b)(c)(d)	2,324,753	2,263,007
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.8831% 10/15/36 (b)(c)(d)	5,017,787	4,866,696
Class B, 1 month U.S. LIBOR + 0.890% 6.0928% 10/15/36 (b)(c)(d)	733,467	706,321
Class C, 1 month U.S. LIBOR + 1.090% 6.2926% 10/15/36 (b)(c)(d)	981,551	938,452
Class D, 1 month U.S. LIBOR + 1.290% 6.4923% 10/15/36 (b)(c)(d)	952,598	902,705
Class E, 1 month U.S. LIBOR + 1.940% 7.1415% 10/15/36 (b)(c)(d)	3,312,521	3,154,612
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.8453% 5/15/38 (b)(c)(d)	450,000	438,384
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.1599% 2/15/39 (b)(c)(d)	5,227,304	5,067,186
Class B, CME Term SOFR 1 Month Index + 1.310% 6.4593% 2/15/39 (b)(c)(d)	1,862,550	1,785,965
Class C, CME Term SOFR 1 Month Index + 1.560% 6.7087% 2/15/39 (b)(c)(d)	1,862,550	1,763,098
Class D, CME Term SOFR 1 Month Index + 1.960% 7.1078% 2/15/39 (b)(c)(d)	1,862,550	1,770,538
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.493% 4/15/34 (b)(c)(d)	1,864,321	1,827,586
Class C, 1 month U.S. LIBOR + 1.600% 6.793% 4/15/34 (b)(c)(d)	1,232,474	1,205,840
Class D, 1 month U.S. LIBOR + 1.900% 7.093% 4/15/34 (b)(c)(d)	1,293,785	1,264,182
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.193% 4/15/34 (b)(c)(d)	5,401,930	5,343,552
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.3415% 10/15/36 (b)(c)(d)	4,508,712	4,467,431
Class C, CME Term SOFR 1 Month Index + 1.360% 6.5115% 10/15/36 (b)(c)(d)	1,877,095	1,856,946
Class D, CME Term SOFR 1 Month Index + 1.560% 6.7115% 10/15/36 (b)(c)(d)	2,998,333	2,962,363
Class E, CME Term SOFR 1 Month Index + 1.910% 7.0615% 10/15/36 (b)(c)(d)	3,735,372	3,683,486
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.8289% 10/15/26 (b)(c)(d)	1,100,000	1,065,843
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.312% 10/15/39 (b)(c)(d)	2,303,000	2,299,389
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.638% 4/15/37 (b)(c)(d)	4,325,471	4,259,240
Class B, CME Term SOFR 1 Month Index + 1.940% 7.087% 4/15/37 (b)(c)(d)	2,205,098	2,165,261
Class C, CME Term SOFR 1 Month Index + 2.290% 7.437% 4/15/37 (b)(c)(d)	497,853	485,447
Class D, CME Term SOFR 1 Month Index + 2.830% 7.986% 4/15/37 (b)(c)(d)	416,877	399,640
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.1815% 10/15/36 (b)(c)(d)	4,681,737	4,652,617
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.263% 12/15/37 (b)(c)(d)	300,000	297,312
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,401,623	4,678,420
CHC Commercial Mortgage Trust floater Series 2019-CHC Class C, 1 month U.S. LIBOR + 1.750% 6.943% 6/15/34 (b)(c)(d)	433,235	422,266
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	717,571	700,156
Series 2015 LC19 Class A3, 2.922% 2/10/48	3,004,392	2,886,172
Series 2013-CR13 Class AM, 4.449% 11/10/46	3,340,144	3,293,663
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	2,047,158	2,037,841
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	4,110,694	3,980,355
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.173% 5/15/36 (b)(c)(d)	493,772	491,307
Class B, 1 month U.S. LIBOR + 1.230% 6.423% 5/15/36 (b)(c)(d)	2,354,143	2,337,975
Class C, 1 month U.S. LIBOR + 1.430% 6.623% 5/15/36 (b)(c)(d)	1,760,620	1,741,624
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,094,111	978,562
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,090,266	2,015,862
Class B, 4.5349% 4/15/36 (b)	642,635	614,168
Class C, 4.9414% 4/15/36 (b)(c)	526,890	502,400
Class D, 4.9414% 4/15/36 (b)(c)	862,334	813,464
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.895% 11/15/38 (b)(c)(d)	6,770,941	6,571,329
Class B, 1 month U.S. LIBOR + 1.120% 6.3142% 11/15/38 (b)(c)(d)	500,000	484,319
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.274% 7/15/38 (b)(c)(d)	2,163,592	2,120,823
Class B, 1 month U.S. LIBOR + 1.380% 6.574% 7/15/38 (b)(c)(d)	1,231,657	1,201,514
Class C, 1 month U.S. LIBOR + 1.700% 6.894% 7/15/38 (b)(c)(d)	908,805	884,283
Class D, 1 month U.S. LIBOR + 2.250% 7.444% 7/15/38 (b)(c)(d)	1,830,138	1,778,461
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	323,000	309,323
Series 2015-K051 Class A2, 3.308% 9/25/25	512,000	492,186
Series 2016-K054 Class A2, 2.745% 1/25/26	1,736,961	1,642,768
Series 2017 K726 Class A2, 2.905% 4/25/24	1,710,303	1,676,435
Series 2021-K126 Class A2, 2.074% 1/25/31	2,500,000	2,109,794
Series 2021-K127 Class A2, 2.108% 1/25/31	2,500,000	2,113,053
Series 2021-K136 Class A2, 2.127% 11/25/31	3,100,019	2,588,919
Series 2022-150 Class A2, 3.71% 9/25/32	1,200,000	1,129,445
Series 2022-K141 Class A2, 2.25% 2/25/32	703,000	590,988
Series 2022-K142 Class A2, 2.4% 3/25/32	1,600,000	1,361,348
Series 2022-K143 Class A2, 2.35% 3/25/32	300,000	254,905
Series 2022-K144 Class A2, 2.45% 4/25/32	2,618,000	2,233,952
Series 2022-K145 Class A2, 2.58% 5/25/32	732,000	631,306
Series 2022-K146 Class A2, 2.92% 6/25/32	1,527,000	1,350,363
Series 2022-K147 Class A2, 3% 6/25/32	1,888,000	1,680,109
Series 2022-K149 Class A2, 3.53% 8/25/32	1,100,000	1,022,798
Series 2022-K750 Class A2, 3% 9/25/29	2,000,000	1,840,309
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	495,563
Series 2022 K748 Class A2, 2.26% 1/25/29	700,000	620,977
Series K047 Class A2, 3.329% 5/25/25	2,827,416	2,723,880
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.143% 9/15/31 (b)(c)(d)	1,276,254	1,250,269
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.143% 10/15/36 (b)(c)(d)	3,667,747	3,449,348
Class B, 1 month U.S. LIBOR + 1.150% 6.343% 10/15/36 (b)(c)(d)	544,915	503,760
Class C, 1 month U.S. LIBOR + 1.550% 6.743% 10/15/36 (b)(c)(d)	449,243	409,332
sequential payer Series 2017-GS6 Class A2, 3.164% 5/10/50	285,776	262,766
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.6356% 8/15/39 (b)(c)(d)	6,086,000	6,085,993
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.7435% 4/15/37 (b)(c)(d)	1,467,171	1,396,241
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	4,667,521	4,483,538
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,572,158	2,456,536
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	248,608
Class CFX, 4.9498% 7/5/33 (b)	505,398	433,111
Class DFX, 5.3503% 7/5/33 (b)	715,868	599,165
Class EFX, 5.3635% 7/5/33 (b)(c)	870,282	715,348
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.4422% 5/15/39 (b)(c)(d)	5,702,564	5,579,625
Class B, CME Term SOFR 1 Month Index + 1.790% 6.9409% 5/15/39 (b)(c)(d)	4,064,838	3,970,553
Class C, CME Term SOFR 1 Month Index + 2.090% 7.2401% 5/15/39 (b)(c)(d)	2,311,651	2,246,440
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6889% 5/15/39 (b)(c)(d)	2,054,528	1,954,780
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9615% 3/15/38 (b)(c)(d)	3,052,860	2,974,269
Class B, CME Term SOFR 1 Month Index + 0.990% 6.1415% 3/15/38 (b)(c)(d)	982,134	952,534
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3615% 3/15/38 (b)(c)(d)	617,740	594,663
Class D, CME Term SOFR 1 Month Index + 1.510% 6.6615% 3/15/38 (b)(c)(d)	859,367	825,915
Class E, CME Term SOFR 1 Month Index + 1.860% 7.0115% 3/15/38 (b)(c)(d)	751,109	717,629
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.443% 8/15/33 (b)(c)(d)	1,961,058	1,565,434
Class C, 1 month U.S. LIBOR + 1.500% 6.693% 8/15/33 (b)(c)(d)(i)	4,723,251	3,392,449
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,417,250
Series 2018-H4 Class A4, 4.31% 12/15/51	4,407,809	4,101,200
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	687,483	630,754
Class C, 3.283% 11/10/36 (b)(c)	659,666	592,728
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,227,844
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.677% 10/15/36 (b)(c)(d)	5,753,311	5,562,026
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.6066% 12/15/37 (b)(c)(d)(i)	257,834	257,031
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,701,038	1,712,320
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.147% 2/15/39 (b)(c)(d)	1,190,000	1,126,532
Class C, CME Term SOFR 1 Month Index + 2.650% 7.797% 2/15/39 (b)(c)(d)	619,000	583,959
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.7696% 7/15/36 (b)(c)(d)	1,392,068	1,350,137
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.9241% 11/15/38 (b)(c)(d)	4,572,244	4,441,133
Class B, 1 month U.S. LIBOR + 1.070% 6.2731% 11/15/38 (b)(c)(d)	2,618,793	2,539,948
Class C, 1 month U.S. LIBOR + 1.320% 6.5223% 11/15/38 (b)(c)(d)	1,626,457	1,566,779
Class D, 1 month U.S. LIBOR + 1.570% 6.7715% 11/15/38 (b)(c)(d)	1,068,976	1,026,737
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,550,597
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	197,899
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.393% 5/15/31 (b)(c)(d)	2,496,000	2,379,790
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,806,570
Series 2018-C48 Class A5, 4.302% 1/15/52	1,574,228	1,478,011
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $258,725,278)		245,151,096

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,725,000	2,677,877
Series 2010-1, 6.63% 2/1/35	6,438,461	6,719,084
Series 2010-3:
6.725% 4/1/35	4,966,154	5,214,048
7.35% 7/1/35	2,920,357	3,147,357
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110,000	4,414,463
TOTAL MUNICIPAL SECURITIES (Cost $25,696,920)		22,172,829

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,236,000	2,715,781
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,618,784
4.5% 4/22/60 (b)	1,363,000	1,177,523
State of Qatar 4.4% 4/16/50 (b)	4,036,000	3,663,679
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,056,059)		9,175,767

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	1,567,000	1,432,720
KeyBank NA 6.95% 2/1/28	800,000	741,484
Regions Bank 6.45% 6/26/37	4,383,000	4,312,450
TOTAL BANK NOTES (Cost $8,582,302)		6,486,654

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $73,714,233)	797,212	66,654,896

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (m) (Cost $39,367,194)	39,359,682	39,367,553

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	4,800,000	208,413

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	4,800,000	168,952

TOTAL PURCHASED SWAPTIONS (Cost $390,672)			377,365

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $4,705,622,183)	4,192,325,008
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(271,256,354)
NET ASSETS - 100.0%	3,921,068,654

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(6,850,000)	(5,751,535)
2% 7/1/53	(1,350,000)	(1,133,514)
2% 7/1/53	(3,400,000)	(2,854,776)
2.5% 7/1/53	(7,600,000)	(6,577,193)
2.5% 7/1/53	(15,250,000)	(13,197,657)
2.5% 7/1/53	(7,600,000)	(6,577,193)
2.5% 7/1/53	(11,150,000)	(9,649,434)
2.5% 7/1/53	(4,100,000)	(3,548,222)
3.5% 7/1/53	(9,200,000)	(8,489,104)

TOTAL GINNIE MAE		(57,778,628)

Uniform Mortgage Backed Securities
2% 7/1/38	(500,000)	(443,059)
2% 7/1/53	(2,500,000)	(2,037,216)
2% 7/1/53	(2,800,000)	(2,281,682)
2% 7/1/53	(2,500,000)	(2,037,216)
2% 7/1/53	(6,950,000)	(5,663,460)
2.5% 7/1/38	(300,000)	(273,000)
2.5% 7/1/53	(2,000,000)	(1,694,922)
2.5% 7/1/53	(800,000)	(677,969)
2.5% 7/1/53	(2,400,000)	(2,033,906)
3.5% 7/1/53	(3,300,000)	(3,005,835)
4% 7/1/53	(800,000)	(750,562)
4% 7/1/53	(2,150,000)	(2,017,136)
4% 7/1/53	(1,200,000)	(1,125,843)
4% 7/1/53	(1,200,000)	(1,125,843)
4.5% 7/1/53	(3,600,000)	(3,459,377)
5% 7/1/38	(1,450,000)	(1,439,692)
5% 7/1/53	(1,000,000)	(979,727)
5% 7/1/53	(500,000)	(489,863)
5% 7/1/53	(200,000)	(195,945)
5.5% 7/1/53	(400,000)	(398,078)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(32,130,331)

TOTAL TBA SALE COMMITMENTS (Proceeds $90,200,617)		(89,908,959)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	170	Sep 2023	34,568,438	(206,052)	(206,052)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	14	Sep 2023	1,907,063	21,405	21,405

TOTAL PURCHASED					(184,647)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	444	Sep 2023	49,845,938	893,562	893,562
CBOT 5-Year U.S. Treasury Note Contracts (United States)	208	Sep 2023	22,275,500	429,444	429,444
CBOT Long Term U.S. Treasury Bond Contracts (United States)	124	Sep 2023	15,736,375	11,513	11,513

TOTAL SOLD					1,334,519

TOTAL FUTURES CONTRACTS					1,149,872
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 2.3%

Credit Default Swaps
Underlying Reference	Rating (1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (2)(3)	Value ($) (1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	530,000	8,410	(4,841)	3,569
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	17,613	(12,146)	5,467
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	34,114	(35,038)	(924)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	490,000	143,539	(131,859)	11,680
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	38,082	(40,253)	(2,171)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	530,000	155,257	(137,124)	18,133
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	73,234	(68,482)	4,752
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	73,234	(73,433)	(199)

TOTAL BUY PROTECTION							543,483	(503,176)	40,307
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,840,000	(29,196)	42,488	13,292
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(50,140)	75,042	24,902

TOTAL SELL PROTECTION							(79,336)	117,530	38,194
TOTAL CREDIT DEFAULT SWAPS							464,147	(385,646)	78,501

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (4)	Annual	LCH	Sep 2028	13,470,000	(133,120)	0	(133,120)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $632,054,497 or 16.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,020,950.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,738,864.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $470,667.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	162,014,784	528,207,774	650,855,005	2,960,663	-	-	39,367,553	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	-	523,976,777	523,976,777	58,186	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	64,235,771	1,799,016	-	1,799,015	-	620,109	66,654,896	18.7%
Total	226,250,555	1,053,983,567	1,174,831,782	4,817,864	-	620,109	106,022,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,262,727,228	-	1,262,727,228	-

U.S. Government and Government Agency Obligations	1,359,143,992	-	1,359,143,992	-

U.S. Government Agency - Mortgage Securities	861,625,462	-	861,625,462	-

Asset-Backed Securities	271,174,713	-	270,808,633	366,080

Collateralized Mortgage Obligations	48,267,453	-	48,267,453	-

Commercial Mortgage Securities	245,151,096	-	241,501,616	3,649,480

Municipal Securities	22,172,829	-	22,172,829	-

Foreign Government and Government Agency Obligations	9,175,767	-	9,175,767	-

Bank Notes	6,486,654	-	6,486,654	-

Fixed-Income Funds	66,654,896	66,654,896	-	-

Money Market Funds	39,367,553	39,367,553	-	-

Purchased Swaptions	377,365	-	377,365	-
Total Investments in Securities:	4,192,325,008	106,022,449	4,082,286,999	4,015,560
Derivative Instruments:

Assets
Futures Contracts	1,355,924	1,355,924	-	-
Swaps	543,483	-	543,483	-
Total Assets	1,899,407	1,355,924	543,483	-

Liabilities
Futures Contracts	(206,052)	(206,052)	-	-
Swaps	(212,456)	-	(212,456)	-
Total Liabilities	(418,508)	(206,052)	(212,456)	-
Total Derivative Instruments:	1,480,899	1,149,872	331,027	-
Other Financial Instruments:

TBA Sale Commitments	(89,908,959)	-	(89,908,959)	-
Total Other Financial Instruments:	(89,908,959)	-	(89,908,959)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	543,483	(79,336)
Total Credit Risk	543,483	(79,336)
Interest Rate Risk
Futures Contracts (b)	1,355,924	(206,052)
Purchased Swaptions (c)	377,365	0
Swaps (d)	0	(133,120)
Total Interest Rate Risk	1,733,289	(339,172)
Total Value of Derivatives	2,276,772	(418,508)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(d)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,592,540,756)	$4,086,302,559
Fidelity Central Funds (cost $113,081,427)	106,022,449

Total Investment in Securities (cost $4,705,622,183)		$4,192,325,008
Receivable for investments sold		16,388,679
Receivable for TBA sale commitments		90,200,617
Receivable for fund shares sold		2,221,655
Interest receivable		31,994,767
Distributions receivable from Fidelity Central Funds		218,672
Receivable for daily variation margin on centrally cleared OTC swaps		4,941
Bi-lateral OTC swaps, at value		543,483
Total assets		4,333,897,822
Liabilities
Payable to custodian bank	$73,142
Payable for investments purchased
Regular delivery	8,025,511
Delayed delivery	311,154,728
TBA sale commitments, at value	89,908,959
Payable for fund shares redeemed	1,595,931
Bi-lateral OTC swaps, at value	79,336
Accrued management fee	962,043
Distribution and service plan fees payable	452,933
Payable for daily variation margin on futures contracts	178,058
Other affiliated payables	335,360
Other payables and accrued expenses	63,167
Total Liabilities		412,829,168
Net Assets		$3,921,068,654
Net Assets consist of:
Paid in capital		$4,500,088,515
Total accumulated earnings (loss)		(579,019,861)
Net Assets		$3,921,068,654

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($554,946,776 ÷ 50,001,120 shares)		$11.10
Service Class :
Net Asset Value , offering price and redemption price per share ($727,373,625 ÷ 66,510,480 shares)		$10.94
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,896,528,613 ÷ 176,486,757 shares)		$10.75
Investor Class :
Net Asset Value , offering price and redemption price per share ($742,219,640 ÷ 67,231,511 shares)		$11.04

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$61,835,547
Income from Fidelity Central Funds (including $58,186 from security lending)		4,817,864
Total Income		66,653,411
Expenses
Management fee	$5,689,473
Transfer agent fees	1,428,836
Distribution and service plan fees	2,657,414
Accounting fees	562,002
Custodian fees and expenses	59,055
Independent trustees' fees and expenses	6,577
Registration fees	227,573
Audit	26,980
Legal	5,993
Miscellaneous	13,228
Total expenses before reductions	10,677,131
Expense reductions	(51,317)
Total expenses after reductions		10,625,814
Net Investment income (loss)		56,027,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,694,835)
Futures contracts	(502,390)
Swaps	(178,566)
Total net realized gain (loss)		(27,375,791)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	69,643,606
Fidelity Central Funds	620,109
Futures contracts	786,321
Swaps	189,210
TBA Sale commitments	(3,850,542)
Total change in net unrealized appreciation (depreciation)		67,388,704
Net gain (loss)		40,012,913
Net increase (decrease) in net assets resulting from operations		$96,040,510

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,027,597	$84,451,078
Net realized gain (loss)	(27,375,791)	(176,090,979)
Change in net unrealized appreciation (depreciation)	67,388,704	(574,370,547)
Net increase (decrease) in net assets resulting from operations	96,040,510	(666,010,448)
Distributions to shareholders	-	(348,049,601)

Share transactions - net increase (decrease)	149,662,780	(881,360,968)
Total increase (decrease) in net assets	245,703,290	(1,895,421,017)

Net Assets
Beginning of period	3,675,365,364	5,570,786,381
End of period	$3,921,068,654	$3,675,365,364

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$13.35	$14.09	$13.17	$12.34	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.171	.245	.228	.328	.382	.311
Net realized and unrealized gain (loss)	.129	(1.903)	(.313)	.903	.806	(.381)
Total from investment operations	.300	(1.658)	(.085)	1.231	1.188	(.070)
Distributions from net investment income	-	(.264)	(.282)	(.306)	(.358)	(.313)
Distributions from net realized gain	-	(.628)	(.373)	(.005)	-	(.077)
Total distributions	-	(.892)	(.655)	(.311)	(.358)	(.390)
Net asset value, end of period	$11.10	$10.80	$13.35	$14.09	$13.17	$12.34
Total Return C,D,E	2.78%	(12.96)%	(.61)%	9.39%	9.67%	(.53)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.40%	.39%	.39%	.40%	.40%
Expenses net of fee waivers, if any	.41% H	.40%	.39%	.39%	.40%	.40%
Expenses net of all reductions	.41% H	.40%	.39%	.39%	.40%	.40%
Net investment income (loss)	3.10% H	2.08%	1.66%	2.38%	2.93%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$554,947	$533,204	$1,347,145	$1,322,750	$1,146,767	$928,285
Portfolio turnover rate I	186% H	183% J	125%	11%	5%	8%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.65	$13.18	$13.93	$13.02	$12.20	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.163	.226	.212	.310	.364	.295
Net realized and unrealized gain (loss)	.127	(1.870)	(.322)	.899	.800	(.377)
Total from investment operations	.290	(1.644)	(.110)	1.209	1.164	(.082)
Distributions from net investment income	-	(.258)	(.267)	(.294)	(.344)	(.301)
Distributions from net realized gain	-	(.628)	(.373)	(.005)	-	(.077)
Total distributions	-	(.886)	(.640)	(.299)	(.344)	(.378)
Net asset value, end of period	$10.94	$10.65	$13.18	$13.93	$13.02	$12.20
Total Return C,D,E	2.72%	(13.03)%	(.79)%	9.33%	9.58%	(.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.50%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.51% H	.50%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.51% H	.50%	.49%	.49%	.50%	.50%
Net investment income (loss)	3.00% H	1.98%	1.56%	2.28%	2.83%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$727,374	$669,290	$732,762	$692,787	$582,182	$553,442
Portfolio turnover rate I	186% H	183% J	125%	11%	5%	8%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$12.98	$13.72	$12.83	$12.03	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.152	.206	.188	.285	.340	.272
Net realized and unrealized gain (loss)	.128	(1.848)	(.310)	.885	.787	(.372)
Total from investment operations	.280	(1.642)	(.122)	1.170	1.127	(.100)
Distributions from net investment income	-	(.240)	(.245)	(.275)	(.327)	(.283)
Distributions from net realized gain	-	(.628)	(.373)	(.005)	-	(.077)
Total distributions	-	(.868)	(.618)	(.280)	(.327)	(.360)
Net asset value, end of period	$10.75	$10.47	$12.98	$13.72	$12.83	$12.03
Total Return C,D,E	2.67%	(13.21)%	(.90)%	9.16%	9.40%	(.79)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.65%	.64%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.67% H	.65%	.64%	.64%	.65%	.65%
Expenses net of all reductions	.67% H	.65%	.64%	.64%	.65%	.65%
Net investment income (loss)	2.85% H	1.83%	1.41%	2.13%	2.68%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,896,529	$1,747,984	$2,135,986	$1,935,645	$1,698,902	$1,505,566
Portfolio turnover rate I	186% H	183% J	125%	11%	5%	8%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$13.29	$14.03	$13.12	$12.29	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.168	.238	.223	.322	.376	.305
Net realized and unrealized gain (loss)	.122	(1.888)	(.313)	.896	.808	(.380)
Total from investment operations	.290	(1.650)	(.090)	1.218	1.184	(.075)
Distributions from net investment income	-	(.262)	(.277)	(.303)	(.354)	(.308)
Distributions from net realized gain	-	(.628)	(.373)	(.005)	-	(.077)
Total distributions	-	(.890)	(.650)	(.308)	(.354)	(.385)
Net asset value, end of period	$11.04	$10.75	$13.29	$14.03	$13.12	$12.29
Total Return C,D,E	2.70%	(12.96)%	(.64)%	9.33%	9.67%	(.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.43%	.42%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.45% H	.43%	.42%	.43%	.43%	.44%
Expenses net of all reductions	.45% H	.43%	.42%	.43%	.43%	.44%
Net investment income (loss)	3.07% H	2.05%	1.63%	2.34%	2.90%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$742,220	$724,888	$1,354,894	$1,438,829	$1,157,666	$879,703
Portfolio turnover rate I	186% H	183% J	125%	11%	5%	8%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's   Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,627,271
Gross unrealized depreciation	(515,739,760)
Net unrealized appreciation (depreciation)	$(512,112,489)
Tax cost	$4,705,824,408
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(93,198,538)
Long-term	(2,170,556)
Total capital loss carryforward	$(95,369,094)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	$275,283	$(672)
Total Credit Risk	275,283	(672)
Interest Rate Risk
Futures Contracts	(502,390)	786,321
Purchased Options	-	(13,307)
Swaps	(453,849)	189,882
Total Interest Rate Risk	(956,239)	962,896
Totals	$(680,956)	$962,224

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	2,052,393,695	2,237,402,349
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$340,085
Service Class 2	2,317,329
$2,657,414
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$186,731.07
Service Class	231,258.07
Service Class 2	630,313.07
Investor Class	380,534.10
	$1,428,836

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Investment Grade Bond Portfolio	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
VIP Investment Grade Bond Portfolio	76,985,281	(80,700,871)	894,442,739	Initial Class & Investor Class
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Investment Grade Bond Portfolio	$3,658
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Investment Grade Bond Portfolio	$6,322	$ -	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,613.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,704.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$-	$74,321,920
Service Class	-	49,755,778
Service Class 2	-	144,060,973
Investor Class	-	79,910,930
Total	$-	$348,049,601
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	4,070,791	37,368,851	$45,220,573	$433,838,083
Reinvestment of distributions	-	6,137,013	-	74,321,920
Shares redeemed	(3,422,732)	(95,052,032)	(37,907,145)	(1,108,282,686)
Net increase (decrease)	648,059	(51,546,168)	$7,313,428	$(600,122,683)
Service Class
Shares sold	10,992,056	19,724,587	$120,179,787	$223,794,668
Reinvestment of distributions	-	4,226,683	-	49,755,778
Shares redeemed	(7,319,950)	(16,691,802)	(80,037,773)	(192,486,132)
Net increase (decrease)	3,672,106	7,259,468	$40,142,014	$81,064,314
Service Class 2
Shares sold	16,373,229	12,583,019	$177,196,924	$146,254,732
Reinvestment of distributions	-	12,403,199	-	144,060,973
Shares redeemed	(6,776,947)	(22,672,103)	(72,836,072)	(254,831,966)
Net increase (decrease)	9,596,282	2,314,115	$104,360,852	$35,483,739
Investor Class
Shares sold	2,548,143	4,458,846	$28,203,581	$52,423,191
Reinvestment of distributions	-	6,663,720	-	79,910,930
Shares redeemed	(2,758,567)	(45,621,139)	(30,357,095)	(530,120,459)
Net increase (decrease)	(210,424)	(34,498,573)	$(2,153,514)	$(397,786,338)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated%	Number of Unaffiliated Shareholders	Unaffiliated Shareholders%
VIP Investment Grade Bond Portfolio	22%	1	41%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Investment Grade Bond Portfolio
Initial Class	.41%
Actual		$ 1,000	$ 1,027.80	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06
Service Class	.51%
Actual		$ 1,000	$ 1,027.20	$ 2.56
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Service Class 2	.67%
Actual		$ 1,000	$ 1,026.70	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.47	$ 3.36
Investor Class	.45%
Actual		$ 1,000	$ 1,027.00	$ 2.26
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705629.125
VIPIGB-SANN-0823
Fidelity® Variable Insurance Products:

VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2005 Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠

Semi-Annual Report
June 30, 2023

Contents

VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Income Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	38.3
VIP Government Money Market Portfolio Investor Class 4.85%	19.6
Fidelity Inflation-Protected Bond Index Fund	17.1
VIP Overseas Portfolio Investor Class	6.8
VIP Emerging Markets Portfolio Investor Class	5.0
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity International Bond Index Fund	2.5
VIP Growth Portfolio Investor Class	1.7
VIP High Income Portfolio Investor Class	1.7
VIP Growth & Income Portfolio Investor Class	1.2
97.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom Income Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	15,662	704,941
VIP Equity-Income Portfolio Investor Class (a)	23,678	574,903
VIP Growth & Income Portfolio Investor Class (a)	29,780	785,885
VIP Growth Portfolio Investor Class (a)	13,247	1,149,676
VIP Mid Cap Portfolio Investor Class (a)	5,197	181,683
VIP Value Portfolio Investor Class (a)	22,861	409,668
VIP Value Strategies Portfolio Investor Class (a)	13,316	203,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,143,614)		4,010,363

International Equity Funds - 11.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	326,444	3,381,956
VIP Overseas Portfolio Investor Class (a)	186,424	4,625,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,705,884)		8,007,131

Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,265,669	11,644,151
Fidelity International Bond Index Fund (a)	191,643	1,728,621
Fidelity Long-Term Treasury Bond Index Fund (a)	201,271	2,097,245
VIP High Income Portfolio Investor Class (a)	245,559	1,119,748
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,739,883	26,083,689
TOTAL BOND FUNDS (Cost $45,321,996)		42,673,454

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $13,373,596)	13,373,596	13,373,596

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $66,545,090)	68,064,544
NET OTHER ASSETS (LIABILITIES) - 0.0%	48
NET ASSETS - 100.0%	68,064,592

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	12,495,310	867,443	1,966,263	4,476	(165,746)	413,407	11,644,151
Fidelity International Bond Index Fund	1,863,191	137,554	315,425	14,859	(19,570)	62,871	1,728,621
Fidelity Long-Term Treasury Bond Index Fund	2,658,239	263,082	920,016	35,120	(156,073)	252,013	2,097,245
VIP Contrafund Portfolio Investor Class	727,092	98,353	249,761	6,794	16,622	112,635	704,941
VIP Emerging Markets Portfolio Investor Class	4,343,381	517,712	1,758,903	6,185	(16,814)	296,580	3,381,956
VIP Equity-Income Portfolio Investor Class	651,519	78,624	178,908	-	13,577	10,091	574,903
VIP Government Money Market Portfolio Investor Class 4.85%	14,433,381	2,240,379	3,300,164	307,612	-	-	13,373,596
VIP Growth & Income Portfolio Investor Class	843,093	101,626	241,411	2,942	26,756	55,821	785,885
VIP Growth Portfolio Investor Class	1,142,071	163,566	389,323	7,409	19,702	213,660	1,149,676
VIP High Income Portfolio Investor Class	1,206,943	66,824	202,407	780	(19,405)	67,793	1,119,748
VIP Investment Grade Bond II Portfolio - Investor Class	26,831,185	2,385,701	3,800,798	10,958	(84,041)	751,642	26,083,689
VIP Mid Cap Portfolio Investor Class	203,342	15,338	52,167	456	6,102	9,068	181,683
VIP Overseas Portfolio Investor Class	4,846,719	366,147	1,259,825	-	(25,419)	697,553	4,625,175
VIP Value Portfolio Investor Class	470,075	40,355	133,593	-	24,360	8,471	409,668
VIP Value Strategies Portfolio Investor Class	232,868	17,109	62,887	536	14,556	1,961	203,607
	72,948,409	7,359,813	14,831,851	398,127	(365,393)	2,953,566	68,064,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,010,363	4,010,363	-	-

International Equity Funds	8,007,131	8,007,131	-	-

Bond Funds	42,673,454	42,673,454	-	-

Short-Term Funds	13,373,596	13,373,596	-	-
Total Investments in Securities:	68,064,544	68,064,544	-	-
VIP Investor Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $66,545,090)	$68,064,544

Total Investment in Securities (cost $66,545,090)		$68,064,544
Cash		33
Receivable for investments sold		446,445
Receivable for fund shares sold		19,984
Total assets		68,531,006
Liabilities
Payable for investments purchased	$466,070
Payable for fund shares redeemed	344
Total Liabilities		466,414
Net Assets		$68,064,592
Net Assets consist of:
Paid in capital		$69,416,832
Total accumulated earnings (loss)		(1,352,240)
Net Assets		$68,064,592
Net Asset Value , offering price and redemption price per share ($68,064,592 ÷ 6,301,853 shares)		$10.80

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$380,117
Expenses
Independent trustees' fees and expenses	$125
Total expenses before reductions	125
Expense reductions	(1)
Total expenses after reductions		124
Net Investment income (loss)		379,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(365,393)
Capital gain distributions from underlying funds:
Affiliated issuers	18,010
Total net realized gain (loss)		(347,383)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,953,566
Total change in net unrealized appreciation (depreciation)		2,953,566
Net gain (loss)		2,606,183
Net increase (decrease) in net assets resulting from operations		$2,986,176

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$379,993	$2,059,533
Net realized gain (loss)	(347,383)	(2,530,892)
Change in net unrealized appreciation (depreciation)	2,953,566	(11,366,221)
Net increase (decrease) in net assets resulting from operations	2,986,176	(11,837,580)
Distributions to shareholders	(1,065,420)	(4,897,893)

Share transactions
Proceeds from sales of shares	3,042,231	3,284,310
Reinvestment of distributions	1,065,420	4,897,893
Cost of shares redeemed	(10,912,278)	(20,925,183)

Net increase (decrease) in net assets resulting from share transactions	(6,804,627)	(12,742,980)
Total increase (decrease) in net assets	(4,883,871)	(29,478,453)

Net Assets
Beginning of period	72,948,463	102,426,916
End of period	$68,064,592	$72,948,463

Other Information
Shares
Sold	282,992	285,251
Issued in reinvestment of distributions	100,228	425,642
Redeemed	(1,015,276)	(1,891,824)
Net increase (decrease)	(632,056)	(1,180,931)

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$12.62	$12.68	$11.91	$11.10	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.06	.27	.24	.16	.26	.21
Net realized and unrealized gain (loss)	.38	(1.74)	.17	1.06	1.05	(.45)
Total from investment operations	.44	(1.47)	.41	1.22	1.31	(.24)
Distributions from net investment income	(.16)	(.25)	(.13)	(.16)	(.25)	(.20)
Distributions from net realized gain	-	(.38)	(.34)	(.29)	(.25)	(.13)
Total distributions	(.16)	(.63)	(.47)	(.45)	(.50)	(.33)
Net asset value, end of period	$10.80	$10.52	$12.62	$12.68	$11.91	$11.10
Total Return C,D,E	4.24%	(12.03)%	3.28%	10.40%	12.02%	(2.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.09% I	2.44%	1.88%	1.32%	2.19%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$68,065	$72,948	$102,427	$97,889	$85,736	$74,748
Portfolio turnover rate J	21% I	65%	27%	49%	25%	42%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2005 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	38.2
VIP Government Money Market Portfolio Investor Class 4.85%	19.4
Fidelity Inflation-Protected Bond Index Fund	17.1
VIP Overseas Portfolio Investor Class	6.9
VIP Emerging Markets Portfolio Investor Class	5.0
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity International Bond Index Fund	2.5
VIP Growth Portfolio Investor Class	1.8
VIP High Income Portfolio Investor Class	1.6
VIP Growth & Income Portfolio Investor Class	1.2
96.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2005 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 6.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	4,726	212,721
VIP Equity-Income Portfolio Investor Class (a)	7,145	173,471
VIP Growth & Income Portfolio Investor Class (a)	8,986	237,137
VIP Growth Portfolio Investor Class (a)	3,997	346,921
VIP Mid Cap Portfolio Investor Class (a)	1,568	54,822
VIP Value Portfolio Investor Class (a)	6,898	123,611
VIP Value Strategies Portfolio Investor Class (a)	4,018	61,436
TOTAL DOMESTIC EQUITY FUNDS (Cost $616,662)		1,210,119

International Equity Funds - 11.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	95,405	988,397
VIP Overseas Portfolio Investor Class (a)	54,906	1,362,230
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,682,810)		2,350,627

Bond Funds - 62.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	365,141	3,359,294
Fidelity International Bond Index Fund (a)	55,668	502,128
Fidelity Long-Term Treasury Bond Index Fund (a)	58,616	610,784
VIP High Income Portfolio Investor Class (a)	71,051	323,992
VIP Investment Grade Bond II Portfolio - Investor Class (a)	790,081	7,521,568
TOTAL BOND FUNDS (Cost $13,016,245)		12,317,766

Short-Term Funds - 19.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $3,816,050)	3,816,050	3,816,050

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,131,767)	19,694,562
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100.0%	19,694,569

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,700,726	156,042	575,037	1,316	(42,955)	120,518	3,359,294
Fidelity International Bond Index Fund	565,761	22,045	98,899	4,599	(8,183)	21,404	502,128
Fidelity Long-Term Treasury Bond Index Fund	809,905	53,072	281,933	10,675	(47,863)	77,603	610,784
VIP Contrafund Portfolio Investor Class	245,605	21,222	96,385	2,272	21,232	21,047	212,721
VIP Emerging Markets Portfolio Investor Class	1,328,760	101,229	526,221	1,941	56,135	28,494	988,397
VIP Equity-Income Portfolio Investor Class	220,078	13,484	67,690	-	9,763	(2,164)	173,471
VIP Government Money Market Portfolio Investor Class 4.85%	4,135,191	626,980	946,121	89,054	-	-	3,816,050
VIP Growth & Income Portfolio Investor Class	284,788	20,359	95,223	1,006	26,198	1,015	237,137
VIP Growth Portfolio Investor Class	385,777	36,342	151,047	2,478	20,400	55,449	346,921
VIP High Income Portfolio Investor Class	360,831	10,286	61,562	239	(5,936)	20,373	323,992
VIP Investment Grade Bond II Portfolio - Investor Class	7,934,340	610,714	1,228,128	3,328	(36,358)	241,000	7,521,568
VIP Mid Cap Portfolio Investor Class	68,684	2,088	20,931	156	3,969	1,012	54,822
VIP Overseas Portfolio Investor Class	1,528,917	51,206	432,517	-	90,685	123,939	1,362,230
VIP Value Portfolio Investor Class	158,786	7,287	53,361	-	13,630	(2,731)	123,611
VIP Value Strategies Portfolio Investor Class	78,658	2,818	25,521	184	8,415	(2,934)	61,436
	21,806,807	1,735,174	4,660,576	117,248	109,132	704,025	19,694,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,210,119	1,210,119	-	-

International Equity Funds	2,350,627	2,350,627	-	-

Bond Funds	12,317,766	12,317,766	-	-

Short-Term Funds	3,816,050	3,816,050	-	-
Total Investments in Securities:	19,694,562	19,694,562	-	-
VIP Investor Freedom 2005 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,131,767)	$19,694,562

Total Investment in Securities (cost $19,131,767)		$19,694,562
Receivable for investments sold		157,017
Total assets		19,851,579
Liabilities
Payable for investments purchased	$156,895
Payable for fund shares redeemed	115
Total Liabilities		157,010
Net Assets		$19,694,569
Net Assets consist of:
Paid in capital		$19,332,445
Total accumulated earnings (loss)		362,124
Net Assets		$19,694,569
Net Asset Value , offering price and redemption price per share ($19,694,569 ÷ 1,834,297 shares)		$10.74

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$111,196
Expenses
Independent trustees' fees and expenses	$38
Total Expenses		38
Net Investment income (loss)		111,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	109,132
Capital gain distributions from underlying funds:
Affiliated issuers	6,052
Total net realized gain (loss)		115,184
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	704,025
Total change in net unrealized appreciation (depreciation)		704,025
Net gain (loss)		819,209
Net increase (decrease) in net assets resulting from operations		$930,367

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,158	$622,897
Net realized gain (loss)	115,184	(358,799)
Change in net unrealized appreciation (depreciation)	704,025	(4,010,105)
Net increase (decrease) in net assets resulting from operations	930,367	(3,746,007)
Distributions to shareholders	(317,505)	(2,286,632)

Share transactions
Proceeds from sales of shares	306,414	1,272,194
Reinvestment of distributions	317,505	2,286,632
Cost of shares redeemed	(3,349,025)	(6,428,005)

Net increase (decrease) in net assets resulting from share transactions	(2,725,106)	(2,869,179)
Total increase (decrease) in net assets	(2,112,244)	(8,901,818)

Net Assets
Beginning of period	21,806,813	30,708,631
End of period	$19,694,569	$21,806,813

Other Information
Shares
Sold	28,592	113,171
Issued in reinvestment of distributions	30,067	198,161
Redeemed	(311,671)	(593,934)
Net increase (decrease)	(253,012)	(282,602)

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$12.96	$12.97	$12.20	$11.17	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.06	.27	.21	.16	.25	.20
Net realized and unrealized gain (loss)	.39	(1.80)	.31	1.16	1.28	(.56)
Total from investment operations	.45	(1.53)	.52	1.32	1.53	(.36)
Distributions from net investment income	(.16)	(.25)	(.14)	(.17)	(.26)	(.20)
Distributions from net realized gain	-	(.73)	(.39)	(.38)	(.24)	(.13)
Total distributions	(.16)	(.98)	(.53)	(.55)	(.50)	(.32) C
Net asset value, end of period	$10.74	$10.45	$12.96	$12.97	$12.20	$11.17
Total Return D,E,F	4.34%	(12.40)%	4.09%	11.08%	13.89%	(3.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.06% J	2.39%	1.60%	1.32%	2.12%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$19,695	$21,807	$30,709	$36,175	$33,315	$28,603
Portfolio turnover rate K	17% J	67%	42%	51%	35%	42%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2010 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	35.4
Fidelity Inflation-Protected Bond Index Fund	15.9
VIP Government Money Market Portfolio Investor Class 4.85%	13.9
VIP Overseas Portfolio Investor Class	9.5
VIP Emerging Markets Portfolio Investor Class	6.0
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Growth Portfolio Investor Class	3.3
Fidelity International Bond Index Fund	2.8
VIP Growth & Income Portfolio Investor Class	2.3
VIP Contrafund Portfolio Investor Class	2.0
94.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	26,689	1,201,281
VIP Equity-Income Portfolio Investor Class (a)	40,352	979,757
VIP Growth & Income Portfolio Investor Class (a)	50,749	1,339,272
VIP Growth Portfolio Investor Class (a)	22,573	1,959,115
VIP Mid Cap Portfolio Investor Class (a)	8,857	309,651
VIP Value Portfolio Investor Class (a)	38,962	698,190
VIP Value Strategies Portfolio Investor Class (a)	22,696	347,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,954,941)		6,834,285

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	344,703	3,571,124
VIP Overseas Portfolio Investor Class (a)	227,749	5,650,450
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,931,525)		9,221,574

Bond Funds - 59.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,032,630	9,500,194
Fidelity International Bond Index Fund (a)	186,682	1,683,868
Fidelity Long-Term Treasury Bond Index Fund (a)	192,139	2,002,093
VIP High Income Portfolio Investor Class (a)	214,778	979,388
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,214,156	21,078,769
TOTAL BOND FUNDS (Cost $37,677,292)		35,244,312

Short-Term Funds - 13.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $8,277,029)	8,277,029	8,277,029

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,840,787)	59,577,200
NET OTHER ASSETS (LIABILITIES) - 0.0%	18
NET ASSETS - 100.0%	59,577,218

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,959,332	454,261	1,110,990	3,670	(184,311)	381,902	9,500,194
Fidelity International Bond Index Fund	1,804,215	70,551	232,749	14,852	(19,932)	61,783	1,683,868
Fidelity Long-Term Treasury Bond Index Fund	2,468,200	174,236	724,188	33,707	(174,935)	258,780	2,002,093
VIP Contrafund Portfolio Investor Class	1,277,786	63,246	368,815	12,366	78,325	150,739	1,201,281
VIP Emerging Markets Portfolio Investor Class	4,452,950	388,478	1,544,254	6,763	(18,875)	292,825	3,571,124
VIP Equity-Income Portfolio Investor Class	1,144,980	59,416	265,355	-	22,232	18,484	979,757
VIP Government Money Market Portfolio Investor Class 4.85%	8,440,640	1,498,702	1,662,313	187,814	-	-	8,277,029
VIP Growth & Income Portfolio Investor Class	1,481,623	95,836	383,560	5,341	96,227	49,146	1,339,272
VIP Growth Portfolio Investor Class	2,006,992	150,459	610,209	13,697	28,143	383,730	1,959,115
VIP High Income Portfolio Investor Class	1,038,426	26,444	126,778	703	(18,132)	59,428	979,388
VIP Investment Grade Bond II Portfolio - Investor Class	21,064,614	1,828,208	2,330,916	9,020	(37,575)	554,438	21,078,769
VIP Mid Cap Portfolio Investor Class	357,323	7,453	81,775	828	8,688	17,962	309,651
VIP Overseas Portfolio Investor Class	5,986,718	154,217	1,335,000	-	121,073	723,442	5,650,450
VIP Value Portfolio Investor Class	826,077	26,319	212,509	-	49,971	8,332	698,190
VIP Value Strategies Portfolio Investor Class	409,218	10,289	101,697	972	21,550	7,659	347,019
	62,719,094	5,008,115	11,091,108	289,733	(27,551)	2,968,650	59,577,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,834,285	6,834,285	-	-

International Equity Funds	9,221,574	9,221,574	-	-

Bond Funds	35,244,312	35,244,312	-	-

Short-Term Funds	8,277,029	8,277,029	-	-
Total Investments in Securities:	59,577,200	59,577,200	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $56,840,787)	$59,577,200

Total Investment in Securities (cost $56,840,787)		$59,577,200
Cash		11
Receivable for investments sold		641,402
Total assets		60,218,613
Liabilities
Payable for investments purchased	$604,749
Payable for fund shares redeemed	36,646
Total Liabilities		641,395
Net Assets		$59,577,218
Net Assets consist of:
Paid in capital		$58,344,731
Total accumulated earnings (loss)		1,232,487
Net Assets		$59,577,218
Net Asset Value , offering price and redemption price per share ($59,577,218 ÷ 5,088,066 shares)		$11.71

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$256,763
Expenses
Independent trustees' fees and expenses	$110
Total Expenses		110
Net Investment income (loss)		256,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(27,551)
Capital gain distributions from underlying funds:
Affiliated issuers	32,970
Total net realized gain (loss)		5,419
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,968,650
Total change in net unrealized appreciation (depreciation)		2,968,650
Net gain (loss)		2,974,069
Net increase (decrease) in net assets resulting from operations		$3,230,722

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,653	$1,682,557
Net realized gain (loss)	5,419	(1,432,613)
Change in net unrealized appreciation (depreciation)	2,968,650	(11,231,738)
Net increase (decrease) in net assets resulting from operations	3,230,722	(10,981,794)
Distributions to shareholders	(850,963)	(5,022,721)

Share transactions
Proceeds from sales of shares	420,273	1,780,571
Reinvestment of distributions	850,963	5,022,721
Cost of shares redeemed	(6,792,894)	(13,356,265)

Net increase (decrease) in net assets resulting from share transactions	(5,521,658)	(6,552,973)
Total increase (decrease) in net assets	(3,141,899)	(22,557,488)

Net Assets
Beginning of period	62,719,117	85,276,605
End of period	$59,577,218	$62,719,117

Other Information
Shares
Sold	36,332	149,502
Issued in reinvestment of distributions	74,190	402,140
Redeemed	(587,871)	(1,106,309)
Net increase (decrease)	(477,349)	(554,667)

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.27	$13.93	$13.73	$12.84	$11.79	$12.78
Income from Investment Operations
Net investment income (loss) A,B	.05	.29	.26	.17	.27	.20
Net realized and unrealized gain (loss)	.55	(2.10)	.52	1.37	1.57	(.71)
Total from investment operations	.60	(1.81)	.78	1.54	1.84	(.51)
Distributions from net investment income	(.16)	(.26)	(.14)	(.17)	(.26)	(.21)
Distributions from net realized gain	-	(.59)	(.44)	(.49)	(.53)	(.27)
Total distributions	(.16)	(.85)	(.58)	(.65) C	(.79)	(.48)
Net asset value, end of period	$11.71	$11.27	$13.93	$13.73	$12.84	$11.79
Total Return D,E,F	5.31%	(13.50)%	5.81%	12.40%	16.10%	(4.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.83% J	2.40%	1.87%	1.33%	2.15%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$59,577	$62,719	$85,277	$76,008	$66,651	$56,452
Portfolio turnover rate K	16% J	64%	23%	39%	31%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2015 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	32.4
Fidelity Inflation-Protected Bond Index Fund	14.8
VIP Overseas Portfolio Investor Class	12.2
VIP Government Money Market Portfolio Investor Class 4.85%	8.4
VIP Emerging Markets Portfolio Investor Class	7.0
VIP Growth Portfolio Investor Class	4.9
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Growth & Income Portfolio Investor Class	3.3
Fidelity International Bond Index Fund	3.1
VIP Contrafund Portfolio Investor Class	3.0
92.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	63,237	2,846,317
VIP Equity-Income Portfolio Investor Class (a)	95,619	2,321,618
VIP Growth & Income Portfolio Investor Class (a)	120,251	3,173,434
VIP Growth Portfolio Investor Class (a)	53,484	4,641,911
VIP Mid Cap Portfolio Investor Class (a)	20,989	733,772
VIP Value Portfolio Investor Class (a)	92,325	1,654,472
VIP Value Strategies Portfolio Investor Class (a)	53,785	822,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,493,172)		16,193,895

International Equity Funds - 19.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	644,890	6,681,062
VIP Overseas Portfolio Investor Class (a)	466,161	11,565,451
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,343,338)		18,246,513

Bond Funds - 55.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,535,259	14,124,381
Fidelity International Bond Index Fund (a)	326,426	2,944,362
Fidelity Long-Term Treasury Bond Index Fund (a)	313,218	3,263,728
VIP High Income Portfolio Investor Class (a)	342,946	1,563,835
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,240,462	30,849,194
TOTAL BOND FUNDS (Cost $56,666,818)		52,745,500

Short-Term Funds - 8.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $8,012,930)	8,012,930	8,012,930

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $87,516,258)	95,198,838
NET OTHER ASSETS (LIABILITIES) - 0.0%	25
NET ASSETS - 100.0%	95,198,863

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,648,737	745,451	1,559,711	5,381	(162,500)	452,404	14,124,381
Fidelity International Bond Index Fund	3,119,750	114,875	362,381	25,662	(15,283)	87,401	2,944,362
Fidelity Long-Term Treasury Bond Index Fund	3,979,926	259,101	1,111,781	54,260	(290,929)	427,411	3,263,728
VIP Contrafund Portfolio Investor Class	2,950,621	120,770	755,692	28,412	144,612	386,006	2,846,317
VIP Emerging Markets Portfolio Investor Class	8,061,798	615,249	2,481,525	12,405	(5,555)	491,095	6,681,062
VIP Equity-Income Portfolio Investor Class	2,643,956	107,243	524,819	-	45,600	49,638	2,321,618
VIP Government Money Market Portfolio Investor Class 4.85%	7,872,187	2,017,615	1,876,872	176,061	-	-	8,012,930
VIP Growth & Income Portfolio Investor Class	3,421,331	180,121	766,748	12,374	181,033	157,697	3,173,434
VIP Growth Portfolio Investor Class	4,634,494	263,700	1,208,943	31,452	44,789	907,871	4,641,911
VIP High Income Portfolio Investor Class	1,641,201	41,940	184,825	1,112	(18,540)	84,059	1,563,835
VIP Investment Grade Bond II Portfolio - Investor Class	30,367,266	2,796,583	3,061,717	13,021	(14,000)	761,062	30,849,194
VIP Mid Cap Portfolio Investor Class	825,122	14,991	168,549	1,912	18,606	43,602	733,772
VIP Overseas Portfolio Investor Class	12,048,835	295,154	2,477,912	-	161,916	1,537,458	11,565,451
VIP Value Portfolio Investor Class	1,907,574	47,569	436,338	-	95,661	40,006	1,654,472
VIP Value Strategies Portfolio Investor Class	944,947	21,084	212,849	2,244	51,760	17,429	822,371
	99,067,745	7,641,446	17,190,662	364,296	237,170	5,443,139	95,198,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	16,193,895	16,193,895	-	-

International Equity Funds	18,246,513	18,246,513	-	-

Bond Funds	52,745,500	52,745,500	-	-

Short-Term Funds	8,012,930	8,012,930	-	-
Total Investments in Securities:	95,198,838	95,198,838	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $87,516,258)	$95,198,838

Total Investment in Securities (cost $87,516,258)		$95,198,838
Cash		10
Receivable for investments sold		1,149,372
Total assets		96,348,220
Liabilities
Payable for investments purchased	$1,148,796
Payable for fund shares redeemed	561
Total Liabilities		1,149,357
Net Assets		$95,198,863
Net Assets consist of:
Paid in capital		$88,573,260
Total accumulated earnings (loss)		6,625,603
Net Assets		$95,198,863
Net Asset Value , offering price and redemption price per share ($95,198,863 ÷ 8,192,861 shares)		$11.62

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$288,440
Expenses
Independent trustees' fees and expenses	$173
Total Expenses		173
Net Investment income (loss)		288,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	237,170
Capital gain distributions from underlying funds:
Affiliated issuers	75,856
Total net realized gain (loss)		313,026
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,443,139
Total change in net unrealized appreciation (depreciation)		5,443,139
Net gain (loss)		5,756,165
Net increase (decrease) in net assets resulting from operations		$6,044,432

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$288,267	$2,520,232
Net realized gain (loss)	313,026	(1,224,689)
Change in net unrealized appreciation (depreciation)	5,443,139	(19,345,211)
Net increase (decrease) in net assets resulting from operations	6,044,432	(18,049,668)
Distributions to shareholders	(1,231,771)	(8,860,478)

Share transactions
Proceeds from sales of shares	331,594	10,231,627
Reinvestment of distributions	1,231,771	8,860,478
Cost of shares redeemed	(10,244,933)	(16,437,387)

Net increase (decrease) in net assets resulting from share transactions	(8,681,568)	2,654,718
Total increase (decrease) in net assets	(3,868,907)	(24,255,428)

Net Assets
Beginning of period	99,067,770	123,323,198
End of period	$95,198,863	$99,067,770

Other Information
Shares
Sold	28,989	845,682
Issued in reinvestment of distributions	108,622	715,435
Redeemed	(897,947)	(1,401,561)
Net increase (decrease)	(760,336)	159,556

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$14.02	$13.73	$12.86	$11.59	$12.72
Income from Investment Operations
Net investment income (loss) A,B	.03	.28	.25	.16	.25	.19
Net realized and unrealized gain (loss)	.66	(2.23)	.78	1.53	1.80	(.82)
Total from investment operations	.69	(1.95)	1.03	1.69	2.05	(.63)
Distributions from net investment income	(.14)	(.25)	(.15)	(.17)	(.26)	(.19)
Distributions from net realized gain	-	(.75)	(.59)	(.66)	(.52)	(.31)
Total distributions	(.14)	(1.00)	(.74)	(.82) C	(.78)	(.50)
Net asset value, end of period	$11.62	$11.07	$14.02	$13.73	$12.86	$11.59
Total Return D,E,F	6.27%	(14.58)%	7.64%	13.70%	18.24%	(5.02)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.59% J	2.34%	1.78%	1.28%	2.05%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$95,199	$99,068	$123,323	$114,226	$107,298	$96,781
Portfolio turnover rate K	16% J	69%	31%	42%	30%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2020 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	29.4
VIP Overseas Portfolio Investor Class	14.8
Fidelity Inflation-Protected Bond Index Fund	13.7
VIP Emerging Markets Portfolio Investor Class	8.1
VIP Growth Portfolio Investor Class	6.5
VIP Growth & Income Portfolio Investor Class	4.4
VIP Contrafund Portfolio Investor Class	4.0
Fidelity Long-Term Treasury Bond Index Fund	3.5
Fidelity International Bond Index Fund	3.4
VIP Equity-Income Portfolio Investor Class	3.2
91.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	171,251	7,707,993
VIP Equity-Income Portfolio Investor Class (a)	258,952	6,287,353
VIP Growth & Income Portfolio Investor Class (a)	325,657	8,594,095
VIP Growth Portfolio Investor Class (a)	144,839	12,570,565
VIP Mid Cap Portfolio Investor Class (a)	56,845	1,987,292
VIP Value Portfolio Investor Class (a)	250,039	4,480,696
VIP Value Strategies Portfolio Investor Class (a)	145,668	2,227,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,148,996)		43,855,251

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,509,913	15,642,704
VIP Overseas Portfolio Investor Class (a)	1,161,330	28,812,591
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,394,313)		44,455,295

Bond Funds - 51.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,905,368	26,729,382
Fidelity International Bond Index Fund (a)	726,623	6,554,142
Fidelity Long-Term Treasury Bond Index Fund (a)	654,556	6,820,473
VIP High Income Portfolio Investor Class (a)	700,349	3,193,591
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,009,054	57,206,191
TOTAL BOND FUNDS (Cost $107,800,638)		100,503,779

Short-Term Funds - 2.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $5,738,395)	5,738,395	5,738,395

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $173,082,342)	194,552,720
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,454
NET ASSETS - 100.0%	194,556,174

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,030,760	2,054,668	1,867,463	9,205	(102,317)	613,734	26,729,382
Fidelity International Bond Index Fund	6,500,482	433,378	532,831	55,014	(9,161)	162,274	6,554,142
Fidelity Long-Term Treasury Bond Index Fund	7,749,951	689,136	1,880,380	108,718	(457,099)	718,865	6,820,473
VIP Contrafund Portfolio Investor Class	7,457,575	304,645	1,443,476	72,473	216,644	1,172,605	7,707,993
VIP Emerging Markets Portfolio Investor Class	17,431,825	1,563,173	4,412,821	27,161	(144,037)	1,204,564	15,642,704
VIP Equity-Income Portfolio Investor Class	6,682,487	311,839	958,509	-	66,035	185,501	6,287,353
VIP Government Money Market Portfolio Investor Class 4.85%	4,613,382	3,215,626	2,090,613	111,954	-	-	5,738,395
VIP Growth & Income Portfolio Investor Class	8,647,256	482,137	1,417,230	31,437	246,230	635,702	8,594,095
VIP Growth Portfolio Investor Class	11,713,446	726,530	2,370,332	80,192	61,198	2,439,723	12,570,565
VIP High Income Portfolio Investor Class	3,148,959	109,275	192,662	2,142	(2,537)	130,556	3,193,591
VIP Investment Grade Bond II Portfolio - Investor Class	52,577,109	6,647,714	3,311,262	22,640	13,175	1,279,455	57,206,191
VIP Mid Cap Portfolio Investor Class	2,085,432	62,963	323,888	4,852	20,059	142,726	1,987,292
VIP Overseas Portfolio Investor Class	28,118,781	914,955	4,260,210	-	184,677	3,854,388	28,812,591
VIP Value Portfolio Investor Class	4,821,295	111,103	806,192	-	184,412	170,078	4,480,696
VIP Value Strategies Portfolio Investor Class	2,388,286	84,295	426,860	5,697	86,128	95,408	2,227,257
	189,967,026	17,711,437	26,294,729	531,485	363,407	12,805,579	194,552,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	43,855,251	43,855,251	-	-

International Equity Funds	44,455,295	44,455,295	-	-

Bond Funds	100,503,779	100,503,779	-	-

Short-Term Funds	5,738,395	5,738,395	-	-
Total Investments in Securities:	194,552,720	194,552,720	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $173,082,342)	$194,552,720

Total Investment in Securities (cost $173,082,342)		$194,552,720
Cash		3,422
Receivable for investments sold		2,605,372
Total assets		197,161,514
Liabilities
Payable for investments purchased	$2,604,238
Payable for fund shares redeemed	1,102
Total Liabilities		2,605,340
Net Assets		$194,556,174
Net Assets consist of:
Paid in capital		$174,900,058
Total accumulated earnings (loss)		19,656,116
Net Assets		$194,556,174
Net Asset Value , offering price and redemption price per share ($194,556,174 ÷ 16,091,404 shares)		$12.09

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$338,208
Expenses
Independent trustees' fees and expenses	$337
Total expenses before reductions	337
Expense reductions	(63)
Total expenses after reductions		274
Net Investment income (loss)		337,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	363,407
Capital gain distributions from underlying funds:
Affiliated issuers	193,277
Total net realized gain (loss)		556,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	12,805,579
Total change in net unrealized appreciation (depreciation)		12,805,579
Net gain (loss)		13,362,263
Net increase (decrease) in net assets resulting from operations		$13,700,197

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$337,934	$4,666,949
Net realized gain (loss)	556,684	(1,611,860)
Change in net unrealized appreciation (depreciation)	12,805,579	(41,780,207)
Net increase (decrease) in net assets resulting from operations	13,700,197	(38,725,118)
Distributions to shareholders	(2,205,597)	(20,521,204)

Share transactions
Proceeds from sales of shares	1,327,085	3,974,124
Reinvestment of distributions	2,205,597	20,521,204
Cost of shares redeemed	(10,442,339)	(27,303,914)

Net increase (decrease) in net assets resulting from share transactions	(6,909,657)	(2,808,586)
Total increase (decrease) in net assets	4,584,943	(62,054,908)

Net Assets
Beginning of period	189,971,231	252,026,139
End of period	$194,556,174	$189,971,231

Other Information
Shares
Sold	112,384	318,492
Issued in reinvestment of distributions	187,710	1,591,812
Redeemed	(882,069)	(2,236,921)
Net increase (decrease)	(581,975)	(326,617)

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$14.83	$14.36	$13.29	$11.73	$12.94
Income from Investment Operations
Net investment income (loss) A,B	.02	.27	.26	.16	.26	.18
Net realized and unrealized gain (loss)	.82	(2.49)	1.07	1.75	2.04	(.94)
Total from investment operations	.84	(2.22)	1.33	1.91	2.30	(.76)
Distributions from net investment income	(.14)	(.26)	(.16)	(.17)	(.26)	(.19)
Distributions from net realized gain	-	(.97)	(.71)	(.67)	(.48)	(.26)
Total distributions	(.14)	(1.22) C	(.86) C	(.84)	(.74)	(.45)
Net asset value, end of period	$12.09	$11.39	$14.83	$14.36	$13.29	$11.73
Total Return D,E,F	7.37%	(15.83)%	9.54%	14.95%	20.11%	(5.94)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.35% J	2.23%	1.78%	1.25%	2.05%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$194,556	$189,971	$252,026	$236,662	$229,641	$196,527
Portfolio turnover rate K	18% J	61%	32%	42%	32%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2025 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	24.7
VIP Overseas Portfolio Investor Class	17.0
Fidelity Inflation-Protected Bond Index Fund	11.6
VIP Emerging Markets Portfolio Investor Class	8.8
VIP Growth Portfolio Investor Class	7.7
VIP Growth & Income Portfolio Investor Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Contrafund Portfolio Investor Class	4.7
VIP Equity-Income Portfolio Investor Class	3.9
Fidelity International Bond Index Fund	3.3
92.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	244,799	11,018,398
VIP Equity-Income Portfolio Investor Class (a)	370,180	8,987,972
VIP Growth & Income Portfolio Investor Class (a)	465,533	12,285,416
VIP Growth Portfolio Investor Class (a)	207,054	17,970,178
VIP Mid Cap Portfolio Investor Class (a)	81,265	2,841,016
VIP Value Portfolio Investor Class (a)	357,455	6,405,601
VIP Value Strategies Portfolio Investor Class (a)	208,247	3,184,098
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,271,248)		62,692,679

International Equity Funds - 25.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,986,142	20,576,431
VIP Overseas Portfolio Investor Class (a)	1,588,343	39,406,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,255,026)		59,983,216

Bond Funds - 46.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,925,056	26,910,512
Fidelity International Bond Index Fund (a)	857,294	7,732,790
Fidelity Long-Term Treasury Bond Index Fund (a)	1,117,396	11,643,269
VIP High Income Portfolio Investor Class (a)	836,144	3,812,818
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,025,185	57,359,761
TOTAL BOND FUNDS (Cost $115,552,499)		107,459,150

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	920	920
VIP Government Money Market Portfolio Investor Class 4.85% (a)(c)	2,314,849	2,314,849
TOTAL SHORT-TERM FUNDS (Cost $2,315,769)		2,315,769

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $200,394,542)	232,450,814
NET OTHER ASSETS (LIABILITIES) - 0.0%	77
NET ASSETS - 100.0%	232,450,891

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	920	-	-	22	-	-	920	0.0%
Total	920	-	-	22	-	-	920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,279,331	2,888,652	2,772,729	9,597	(309,635)	824,893	26,910,512
Fidelity International Bond Index Fund	7,716,539	683,579	847,313	66,336	(15,653)	195,638	7,732,790
Fidelity Long-Term Treasury Bond Index Fund	12,737,508	1,173,327	2,665,879	184,816	(677,309)	1,075,622	11,643,269
VIP Contrafund Portfolio Investor Class	10,842,556	438,303	2,272,101	107,432	314,145	1,695,495	11,018,398
VIP Emerging Markets Portfolio Investor Class	23,237,638	1,970,058	5,996,826	37,070	(378,730)	1,744,291	20,576,431
VIP Equity-Income Portfolio Investor Class	9,715,749	458,663	1,544,880	-	102,807	255,633	8,987,972
VIP Government Money Market Portfolio Investor Class 4.85%	1,643,987	2,434,352	1,763,490	43,416	-	-	2,314,849
VIP Growth & Income Portfolio Investor Class	12,572,411	711,285	2,268,829	46,500	401,675	868,874	12,285,416
VIP Growth Portfolio Investor Class	17,030,158	1,212,250	3,887,351	118,852	42,162	3,572,959	17,970,178
VIP High Income Portfolio Investor Class	3,862,862	169,676	374,510	2,668	(31,880)	186,670	3,812,818
VIP Investment Grade Bond II Portfolio - Investor Class	54,555,592	7,276,022	5,801,964	23,888	(27,380)	1,357,491	57,359,761
VIP Mid Cap Portfolio Investor Class	3,031,959	112,552	535,534	7,171	37,899	194,140	2,841,016
VIP Overseas Portfolio Investor Class	39,237,740	1,218,303	6,682,136	-	197,217	5,435,661	39,406,785
VIP Value Portfolio Investor Class	7,009,663	190,545	1,298,910	-	285,786	218,517	6,405,601
VIP Value Strategies Portfolio Investor Class	3,472,277	148,031	693,616	8,421	141,606	115,800	3,184,098
	232,945,970	21,085,598	39,406,068	656,167	82,710	17,741,684	232,449,894

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	62,692,679	62,692,679	-	-

International Equity Funds	59,983,216	59,983,216	-	-

Bond Funds	107,459,150	107,459,150	-	-

Short-Term Funds	2,315,769	2,315,769	-	-
Total Investments in Securities:	232,450,814	232,450,814	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $920)	$920
Other affiliated issuers (cost $200,393,622)	232,449,894

Total Investment in Securities (cost $200,394,542)		$232,450,814
Cash		34
Receivable for investments sold		3,065,910
Distributions receivable from Fidelity Central Funds		4
Total assets		235,516,762
Liabilities
Payable for investments purchased	$2,973,436
Payable for fund shares redeemed	92,435
Total Liabilities		3,065,871
Net Assets		$232,450,891
Net Assets consist of:
Paid in capital		$204,006,323
Total accumulated earnings (loss)		28,444,568
Net Assets		$232,450,891
Net Asset Value , offering price and redemption price per share ($232,450,891 ÷ 17,123,332 shares)		$13.58

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$369,825
Income from Fidelity Central Funds		22
Total Income		369,847
Expenses
Independent trustees' fees and expenses	$415
Total Expenses		415
Net Investment income (loss)		369,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	82,710
Capital gain distributions from underlying funds:
Affiliated issuers	286,342
Total net realized gain (loss)		369,052
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	17,741,684
Total change in net unrealized appreciation (depreciation)		17,741,684
Net gain (loss)		18,110,736
Net increase (decrease) in net assets resulting from operations		$18,480,168

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$369,432	$5,289,582
Net realized gain (loss)	369,052	(3,050,960)
Change in net unrealized appreciation (depreciation)	17,741,684	(53,391,205)
Net increase (decrease) in net assets resulting from operations	18,480,168	(51,152,583)
Distributions to shareholders	(2,230,673)	(24,595,225)

Share transactions
Proceeds from sales of shares	2,150,348	6,150,067
Reinvestment of distributions	2,230,673	24,595,225
Cost of shares redeemed	(21,127,086)	(39,646,146)

Net increase (decrease) in net assets resulting from share transactions	(16,746,065)	(8,900,854)
Total increase (decrease) in net assets	(496,570)	(84,648,662)

Net Assets
Beginning of period	232,947,461	317,596,123
End of period	$232,450,891	$232,947,461

Other Information
Shares
Sold	162,467	432,027
Issued in reinvestment of distributions	169,633	1,708,639
Redeemed	(1,598,277)	(2,940,213)
Net increase (decrease)	(1,266,177)	(799,547)

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$16.55	$15.74	$14.38	$12.45	$13.78
Income from Investment Operations
Net investment income (loss) A,B	.02	.27	.28	.18	.28	.20
Net realized and unrealized gain (loss)	1.01	(2.85)	1.38	2.02	2.37	(1.09)
Total from investment operations	1.03	(2.58)	1.66	2.20	2.65	(.89)
Distributions from net investment income	(.12)	(.28)	(.18)	(.18)	(.28)	(.19)
Distributions from net realized gain	-	(1.02)	(.67)	(.66)	(.44)	(.25)
Total distributions	(.12)	(1.30)	(.85)	(.84)	(.72)	(.44)
Net asset value, end of period	$13.58	$12.67	$16.55	$15.74	$14.38	$12.45
Total Return C,D,E	8.18%	(16.45)%	10.78%	15.88%	21.73%	(6.56)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.31% I	2.02%	1.74%	1.26%	2.03%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$232,451	$232,947	$317,596	$285,539	$248,822	$203,463
Portfolio turnover rate J	18% I	60%	30%	43%	29%	30%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2030 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	21.9
VIP Overseas Portfolio Investor Class	18.8
VIP Emerging Markets Portfolio Investor Class	9.6
VIP Growth Portfolio Investor Class	8.9
Fidelity Inflation-Protected Bond Index Fund	7.9
VIP Growth & Income Portfolio Investor Class	6.0
VIP Contrafund Portfolio Investor Class	5.4
Fidelity Long-Term Treasury Bond Index Fund	5.4
VIP Equity-Income Portfolio Investor Class	4.4
VIP Value Portfolio Investor Class	3.2
91.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 30.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	426,217	19,184,047
VIP Equity-Income Portfolio Investor Class (a)	644,533	15,649,265
VIP Growth & Income Portfolio Investor Class (a)	810,552	21,390,462
VIP Growth Portfolio Investor Class (a)	360,513	31,288,942
VIP Mid Cap Portfolio Investor Class (a)	141,497	4,946,737
VIP Value Portfolio Investor Class (a)	622,399	11,153,397
VIP Value Strategies Portfolio Investor Class (a)	362,599	5,544,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,606,863)		109,156,994

International Equity Funds - 28.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,267,377	33,850,030
VIP Overseas Portfolio Investor Class (a)	2,681,192	66,520,363
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,139,212)		100,370,393

Bond Funds - 39.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,031,315	27,888,102
Fidelity International Bond Index Fund (a)	1,103,677	9,955,168
Fidelity Long-Term Treasury Bond Index Fund (a)	1,836,263	19,133,861
VIP High Income Portfolio Investor Class (a)	1,269,787	5,790,229
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,127,525	77,374,038
TOTAL BOND FUNDS (Cost $150,942,216)		140,141,398

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $3,515,493)	3,515,493	3,515,493

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $313,203,784)	353,184,278
NET OTHER ASSETS (LIABILITIES) - 0.0%	65
NET ASSETS - 100.0%	353,184,343

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,847,829	3,744,173	2,212,212	10,335	(56,868)	565,180	27,888,102
Fidelity International Bond Index Fund	9,549,419	1,025,278	846,342	84,106	(7,802)	234,615	9,955,168
Fidelity Long-Term Treasury Bond Index Fund	20,072,344	2,116,714	3,677,861	298,760	(745,128)	1,367,792	19,133,861
VIP Contrafund Portfolio Investor Class	18,169,362	806,569	3,241,298	181,109	(112,608)	3,562,022	19,184,047
VIP Emerging Markets Portfolio Investor Class	36,555,762	3,466,718	8,345,026	58,702	(653,505)	2,826,081	33,850,030
VIP Equity-Income Portfolio Investor Class	16,281,159	947,260	2,190,927	-	53,422	558,351	15,649,265
VIP Government Money Market Portfolio Investor Class 4.85%	2,406,213	3,691,052	2,581,772	65,172	-	-	3,515,493
VIP Growth & Income Portfolio Investor Class	21,068,144	1,282,785	3,124,320	78,452	186,885	1,976,968	21,390,462
VIP Growth Portfolio Investor Class	28,538,104	2,321,903	5,783,922	200,340	(91,165)	6,304,022	31,288,942
VIP High Income Portfolio Investor Class	5,653,892	344,232	437,786	3,942	(26,063)	255,954	5,790,229
VIP Investment Grade Bond II Portfolio - Investor Class	70,286,958	11,516,786	6,155,693	31,039	3,455	1,722,532	77,374,038
VIP Mid Cap Portfolio Investor Class	5,080,854	237,011	764,638	12,092	11,818	381,692	4,946,737
VIP Overseas Portfolio Investor Class	63,799,594	2,762,294	9,315,209	-	(963,293)	10,236,977	66,520,363
VIP Value Portfolio Investor Class	11,746,451	386,669	1,831,591	-	295,918	555,950	11,153,397
VIP Value Strategies Portfolio Investor Class	5,818,724	296,655	1,005,889	14,201	185,751	248,903	5,544,144
	340,874,809	34,946,099	51,514,486	1,038,250	(1,919,183)	30,797,039	353,184,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	109,156,994	109,156,994	-	-

International Equity Funds	100,370,393	100,370,393	-	-

Bond Funds	140,141,398	140,141,398	-	-

Short-Term Funds	3,515,493	3,515,493	-	-
Total Investments in Securities:	353,184,278	353,184,278	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $313,203,784)	$353,184,278

Total Investment in Securities (cost $313,203,784)		$353,184,278
Cash		2
Receivable for investments sold		4,633,967
Total assets		357,818,247
Liabilities
Payable for investments purchased	$4,418,122
Payable for fund shares redeemed	215,782
Total Liabilities		4,633,904
Net Assets		$353,184,343
Net Assets consist of:
Paid in capital		$322,435,328
Total accumulated earnings (loss)		30,749,015
Net Assets		$353,184,343
Net Asset Value , offering price and redemption price per share ($353,184,343 ÷ 25,511,875 shares)		$13.84

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$555,485
Expenses
Independent trustees' fees and expenses	$611
Total Expenses		611
Net Investment income (loss)		554,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,919,183)
Capital gain distributions from underlying funds:
Affiliated issuers	482,765
Total net realized gain (loss)		(1,436,418)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	30,797,039
Total change in net unrealized appreciation (depreciation)		30,797,039
Net gain (loss)		29,360,621
Net increase (decrease) in net assets resulting from operations		$29,915,495

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$554,874	$6,719,098
Net realized gain (loss)	(1,436,418)	(6,389,386)
Change in net unrealized appreciation (depreciation)	30,797,039	(70,785,521)
Net increase (decrease) in net assets resulting from operations	29,915,495	(70,455,809)
Distributions to shareholders	(2,206,636)	(31,379,054)

Share transactions
Proceeds from sales of shares	6,188,938	22,141,109
Reinvestment of distributions	2,206,636	31,379,054
Cost of shares redeemed	(23,794,972)	(25,994,502)

Net increase (decrease) in net assets resulting from share transactions	(15,399,398)	27,525,661
Total increase (decrease) in net assets	12,309,461	(74,309,202)

Net Assets
Beginning of period	340,874,882	415,184,084
End of period	$353,184,343	$340,874,882

Other Information
Shares
Sold	460,509	1,571,395
Issued in reinvestment of distributions	165,167	2,159,178
Redeemed	(1,762,814)	(1,891,737)
Net increase (decrease)	(1,137,138)	1,838,836

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.79	$16.73	$15.70	$14.26	$12.10	$13.61
Income from Investment Operations
Net investment income (loss) A,B	.02	.26	.28	.17	.27	.18
Net realized and unrealized gain (loss)	1.11	(2.95)	1.60	2.14	2.62	(1.24)
Total from investment operations	1.13	(2.69)	1.88	2.31	2.89	(1.06)
Distributions from net investment income	(.08)	(.27)	(.17)	(.17)	(.27)	(.18)
Distributions from net realized gain	-	(.99)	(.68)	(.69)	(.46)	(.28)
Total distributions	(.08)	(1.25) C	(.85)	(.87) C	(.73)	(.45) C
Net asset value, end of period	$13.84	$12.79	$16.73	$15.70	$14.26	$12.10
Total Return D,E,F	8.88%	(16.91)%	12.25%	16.82%	24.42%	(7.87)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.31% J	1.88%	1.71%	1.26%	2.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$353,184	$340,875	$415,184	$325,667	$276,764	$213,871
Portfolio turnover rate K	20% J	57%	23%	41%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Investor Freedom 2035 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Investor Class	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	14.3
VIP Growth Portfolio Investor Class	11.0
VIP Emerging Markets Portfolio Investor Class	11.0
VIP Growth & Income Portfolio Investor Class	7.5
VIP Contrafund Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	5.8
VIP Equity-Income Portfolio Investor Class	5.5
VIP Value Portfolio Investor Class	3.9
Fidelity Inflation-Protected Bond Index Fund	3.2
91.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	5,718	257,357
VIP Equity-Income Portfolio Investor Class (a)	8,647	209,945
VIP Growth & Income Portfolio Investor Class (a)	10,874	286,963
VIP Growth Portfolio Investor Class (a)	4,836	419,752
VIP Mid Cap Portfolio Investor Class (a)	1,898	66,361
VIP Value Portfolio Investor Class (a)	8,350	149,624
VIP Value Strategies Portfolio Investor Class (a)	4,864	74,374
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,402,104)		1,464,376

International Equity Funds - 33.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	40,358	418,112
VIP Overseas Portfolio Investor Class (a)	34,501	855,956
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,260,312)		1,274,068

Bond Funds - 27.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	13,202	121,456
Fidelity International Bond Index Fund (a)	9,772	88,147
Fidelity Long-Term Treasury Bond Index Fund (a)	21,345	222,411
VIP High Income Portfolio Investor Class (a)	13,704	62,491
VIP Investment Grade Bond II Portfolio - Investor Class (a)	57,213	544,671
TOTAL BOND FUNDS (Cost $1,040,948)		1,039,176

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $37,909)	37,909	37,909

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,741,273)	3,815,529
NET OTHER ASSETS (LIABILITIES) - 0.0%	75
NET ASSETS - 100.0%	3,815,604

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	122,307	232	16	(3)	(616)	121,456
Fidelity International Bond Index Fund	-	88,099	302	-	(1)	351	88,147
Fidelity Long-Term Treasury Bond Index Fund	-	224,716	1,470	680	(39)	(796)	222,411
VIP Contrafund Portfolio Investor Class	-	254,767	10,643	-	56	13,177	257,357
VIP Emerging Markets Portfolio Investor Class	-	422,967	6,091	-	(59)	1,295	418,112
VIP Equity-Income Portfolio Investor Class	-	211,310	5,770	-	40	4,365	209,945
VIP Government Money Market Portfolio Investor Class 4.85%	-	38,054	145	189	-	-	37,909
VIP Growth & Income Portfolio Investor Class	-	286,792	9,060	-	50	9,181	286,963
VIP Growth Portfolio Investor Class	-	415,742	20,600	-	8	24,602	419,752
VIP High Income Portfolio Investor Class	-	62,184	64	-	-	371	62,491
VIP Investment Grade Bond II Portfolio - Investor Class	-	551,388	5,573	-	(61)	(1,083)	544,671
VIP Mid Cap Portfolio Investor Class	-	66,147	2,489	-	43	2,660	66,361
VIP Overseas Portfolio Investor Class	-	851,701	8,180	-	(28)	12,463	855,956
VIP Value Portfolio Investor Class	-	149,597	5,248	-	60	5,215	149,624
VIP Value Strategies Portfolio Investor Class	-	74,493	3,240	-	50	3,071	74,374
	-	3,820,264	79,107	885	116	74,256	3,815,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,464,376	1,464,376	-	-

International Equity Funds	1,274,068	1,274,068	-	-

Bond Funds	1,039,176	1,039,176	-	-

Short-Term Funds	37,909	37,909	-	-
Total Investments in Securities:	3,815,529	3,815,529	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,741,273)	$3,815,529

Total Investment in Securities (cost $3,741,273)		$3,815,529
Cash		73
Receivable for investments sold		46,990
Total assets		3,862,592
Liabilities
Payable for investments purchased	$46,978
Payable for fund shares redeemed	10
Total Liabilities		46,988
Net Assets		$3,815,604
Net Assets consist of:
Paid in capital		$3,740,274
Total accumulated earnings (loss)		75,330
Net Assets		$3,815,604
Net Asset Value , offering price and redemption price per share ($3,815,604 ÷ 371,533 shares)		$10.27

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$885
Income from Fidelity Central Funds		73
Total Income		958
Net Investment income (loss)		958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	116
Total net realized gain (loss)		116
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	74,256
Total change in net unrealized appreciation (depreciation)		74,256
Net gain (loss)		74,372
Net increase (decrease) in net assets resulting from operations		$75,330

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$958
Net realized gain (loss)	116
Change in net unrealized appreciation (depreciation)	74,256
Net increase (decrease) in net assets resulting from operations	75,330

Share transactions
Proceeds from sales of shares	3,740,517
Cost of shares redeemed	(243)

Net increase (decrease) in net assets resulting from share transactions	3,740,274
Total increase (decrease) in net assets	3,815,604

Net Assets
Beginning of period	-
End of period	$3,815,604

Other Information
Shares
Sold	371,557
Redeemed	(24)
Net increase (decrease)	371,533

VIP Investor Freedom 2035 Portfolio

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.26
Total from investment operations	.27
Net asset value, end of period	$10.27
Total Return D,E,F	2.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-%
Expenses net of fee waivers, if any	-%
Expenses net of all reductions	-%
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,816
Portfolio turnover rate J	4% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP Investor Freedom 2040 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Investor Class	26.3
VIP Growth Portfolio Investor Class	13.3
VIP Emerging Markets Portfolio Investor Class	12.4
VIP Growth & Income Portfolio Investor Class	9.1
VIP Contrafund Portfolio Investor Class	8.2
VIP Equity-Income Portfolio Investor Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
VIP Value Portfolio Investor Class	4.7
VIP Value Strategies Portfolio Investor Class	2.4
93.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 46.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	4,710	211,998
VIP Equity-Income Portfolio Investor Class (a)	7,123	172,947
VIP Growth & Income Portfolio Investor Class (a)	8,958	236,392
VIP Growth Portfolio Investor Class (a)	3,984	345,765
VIP Mid Cap Portfolio Investor Class (a)	1,564	54,669
VIP Value Portfolio Investor Class (a)	6,878	123,262
VIP Value Strategies Portfolio Investor Class (a)	4,007	61,270
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,157,933)		1,206,303

International Equity Funds - 38.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	31,212	323,358
VIP Overseas Portfolio Investor Class (a)	27,563	683,835
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,000,826)		1,007,193

Bond Funds - 13.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	6,014	55,332
Fidelity International Bond Index Fund (a)	3,428	30,924
Fidelity Long-Term Treasury Bond Index Fund (a)	13,813	143,927
VIP High Income Portfolio Investor Class (a)	1,528	6,966
VIP Investment Grade Bond II Portfolio - Investor Class (a)	13,180	125,475
TOTAL BOND FUNDS (Cost $365,121)		362,624

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $25,815)	25,815	25,815

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,549,695)	2,601,935
NET OTHER ASSETS (LIABILITIES) - 0.0%	74
NET ASSETS - 100.0%	2,602,009

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	56,031	298	8	(4)	(397)	55,332
Fidelity International Bond Index Fund	-	30,870	57	-	-	111	30,924
Fidelity Long-Term Treasury Bond Index Fund	-	145,926	275	472	(12)	(1,712)	143,927
VIP Contrafund Portfolio Investor Class	-	208,649	7,001	-	97	10,253	211,998
VIP Emerging Markets Portfolio Investor Class	-	327,998	3,289	-	(17)	(1,334)	323,358
VIP Equity-Income Portfolio Investor Class	-	173,192	3,358	-	23	3,090	172,947
VIP Government Money Market Portfolio Investor Class 4.85%	-	25,985	170	136	-	-	25,815
VIP Growth & Income Portfolio Investor Class	-	234,242	4,919	-	48	7,021	236,392
VIP Growth Portfolio Investor Class	-	340,857	14,457	-	208	19,157	345,765
VIP High Income Portfolio Investor Class	-	6,982	47	-	-	31	6,966
VIP Investment Grade Bond II Portfolio - Investor Class	-	126,718	702	-	(10)	(531)	125,475
VIP Mid Cap Portfolio Investor Class	-	54,538	1,845	-	21	1,955	54,669
VIP Overseas Portfolio Investor Class	-	683,830	7,743	-	45	7,703	683,835
VIP Value Portfolio Investor Class	-	122,455	3,622	-	31	4,398	123,262
VIP Value Strategies Portfolio Investor Class	-	61,002	2,249	-	22	2,495	61,270
	-	2,599,275	50,032	616	452	52,240	2,601,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,206,303	1,206,303	-	-

International Equity Funds	1,007,193	1,007,193	-	-

Bond Funds	362,624	362,624	-	-

Short-Term Funds	25,815	25,815	-	-
Total Investments in Securities:	2,601,935	2,601,935	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,549,695)	$2,601,935

Total Investment in Securities (cost $2,549,695)		$2,601,935
Cash		73
Receivable for investments sold		23,831
Total assets		2,625,839
Liabilities
Payable for investments purchased	$23,821
Payable for fund shares redeemed	9
Total Liabilities		23,830
Net Assets		$2,602,009
Net Assets consist of:
Paid in capital		$2,548,628
Total accumulated earnings (loss)		53,381
Net Assets		$2,602,009
Net Asset Value , offering price and redemption price per share ($2,602,009 ÷ 251,572 shares)		$10.34

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$616
Income from Fidelity Central Funds		73
Total Income		689
Net Investment income (loss)		689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	452
Total net realized gain (loss)		452
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	52,240
Total change in net unrealized appreciation (depreciation)		52,240
Net gain (loss)		52,692
Net increase (decrease) in net assets resulting from operations		$53,381

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$689
Net realized gain (loss)	452
Change in net unrealized appreciation (depreciation)	52,240
Net increase (decrease) in net assets resulting from operations	53,381

Share transactions
Proceeds from sales of shares	2,558,781
Cost of shares redeemed	(10,153)

Net increase (decrease) in net assets resulting from share transactions	2,548,628
Total increase (decrease) in net assets	2,602,009

Net Assets
Beginning of period	-
End of period	$2,602,009

Other Information
Shares
Sold	252,573
Redeemed	(1,001)
Net increase (decrease)	251,572

VIP Investor Freedom 2040 Portfolio

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.33
Total from investment operations	.34
Net asset value, end of period	$10.34
Total Return D,E,F	3.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-%
Expenses net of fee waivers, if any	-%
Expenses net of all reductions	-%
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,602
Portfolio turnover rate J	3% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP Investor Freedom 2045 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Investor Class	27.3
VIP Growth Portfolio Investor Class	13.9
VIP Emerging Markets Portfolio Investor Class	12.8
VIP Growth & Income Portfolio Investor Class	9.5
VIP Contrafund Portfolio Investor Class	8.5
VIP Equity-Income Portfolio Investor Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Investor Class	5.0
VIP Value Strategies Portfolio Investor Class	2.5
VIP Mid Cap Portfolio Investor Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,272	102,271
VIP Equity-Income Portfolio Investor Class (a)	3,437	83,440
VIP Growth & Income Portfolio Investor Class (a)	4,322	114,046
VIP Growth Portfolio Investor Class (a)	1,922	166,814
VIP Mid Cap Portfolio Investor Class (a)	754	26,377
VIP Value Portfolio Investor Class (a)	3,319	59,472
VIP Value Strategies Portfolio Investor Class (a)	1,933	29,562
TOTAL DOMESTIC EQUITY FUNDS (Cost $546,029)		581,982

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	14,859	153,937
VIP Overseas Portfolio Investor Class (a)	13,208	327,688
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $475,585)		481,625

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,775	25,526
Fidelity International Bond Index Fund (a)	725	6,539
Fidelity Long-Term Treasury Bond Index Fund (a)	6,376	66,437
VIP High Income Portfolio Investor Class (a)	705	3,213
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,452	23,345
TOTAL BOND FUNDS (Cost $127,219)		125,060

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $11,921)	11,921	11,921

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,160,754)	1,200,588
NET OTHER ASSETS (LIABILITIES) - 0.0%	77
NET ASSETS - 100.0%	1,200,665

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	26,778	872	6	(12)	(368)	25,526
Fidelity International Bond Index Fund	-	6,709	210	-	-	40	6,539
Fidelity Long-Term Treasury Bond Index Fund	-	70,358	2,211	384	(59)	(1,651)	66,437
VIP Contrafund Portfolio Investor Class	-	99,922	5,739	-	35	8,053	102,271
VIP Emerging Markets Portfolio Investor Class	-	159,738	6,112	-	13	298	153,937
VIP Equity-Income Portfolio Investor Class	-	84,400	2,143	-	(22)	1,205	83,440
VIP Government Money Market Portfolio Investor Class 4.85%	-	12,379	458	109	-	-	11,921
VIP Growth & Income Portfolio Investor Class	-	112,679	2,928	-	4	4,291	114,046
VIP Growth Portfolio Investor Class	-	160,807	10,952	-	112	16,847	166,814
VIP High Income Portfolio Investor Class	-	3,282	92	-	-	23	3,213
VIP Investment Grade Bond II Portfolio - Investor Class	-	25,183	1,622	-	(13)	(203)	23,345
VIP Mid Cap Portfolio Investor Class	-	26,351	1,154	-	13	1,167	26,377
VIP Overseas Portfolio Investor Class	-	337,283	15,309	-	(27)	5,741	327,688
VIP Value Portfolio Investor Class	-	58,860	2,189	-	10	2,791	59,472
VIP Value Strategies Portfolio Investor Class	-	29,308	1,359	-	13	1,600	29,562
	-	1,214,037	53,350	499	67	39,834	1,200,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	581,982	581,982	-	-

International Equity Funds	481,625	481,625	-	-

Bond Funds	125,060	125,060	-	-

Short-Term Funds	11,921	11,921	-	-
Total Investments in Securities:	1,200,588	1,200,588	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,160,754)	$1,200,588

Total Investment in Securities (cost $1,160,754)		$1,200,588
Cash		75
Receivable for investments sold		1,796
Receivable for fund shares sold		14,050
Total assets		1,216,509
Liabilities
Payable for investments purchased	$15,844
Total Liabilities		15,844
Net Assets		$1,200,665
Net Assets consist of:
Paid in capital		$1,160,192
Total accumulated earnings (loss)		40,473
Net Assets		$1,200,665
Net Asset Value , offering price and redemption price per share ($1,200,665 ÷ 115,878 shares)		$10.36

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$499
Income from Fidelity Central Funds		73
Total Income		572
Net Investment income (loss)		572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	67
Total net realized gain (loss)		67
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	39,834
Total change in net unrealized appreciation (depreciation)		39,834
Net gain (loss)		39,901
Net increase (decrease) in net assets resulting from operations		$40,473

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$572
Net realized gain (loss)	67
Change in net unrealized appreciation (depreciation)	39,834
Net increase (decrease) in net assets resulting from operations	40,473

Share transactions
Proceeds from sales of shares	1,190,886
Cost of shares redeemed	(30,694)

Net increase (decrease) in net assets resulting from share transactions	1,160,192
Total increase (decrease) in net assets	1,200,665

Net Assets
Beginning of period	-
End of period	$1,200,665

Other Information
Shares
Sold	118,883
Redeemed	(3,005)
Net increase (decrease)	115,878

VIP Investor Freedom 2045 Portfolio

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.35
Total from investment operations	.36
Net asset value, end of period	$10.36
Total Return D,E,F	3.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-%
Expenses net of fee waivers, if any	-%
Expenses net of all reductions	-%
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,201
Portfolio turnover rate J	5% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

VIP Investor Freedom 2050 Portfolio℠
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Overseas Portfolio Investor Class	27.3
VIP Growth Portfolio Investor Class	13.9
VIP Emerging Markets Portfolio Investor Class	12.8
VIP Growth & Income Portfolio Investor Class	9.5
VIP Contrafund Portfolio Investor Class	8.5
VIP Equity-Income Portfolio Investor Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio Investor Class	5.0
VIP Value Strategies Portfolio Investor Class	2.5
VIP Mid Cap Portfolio Investor Class	2.2
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 48.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,637	118,682
VIP Equity-Income Portfolio Investor Class (a)	3,988	96,824
VIP Growth & Income Portfolio Investor Class (a)	5,015	132,341
VIP Growth Portfolio Investor Class (a)	2,230	193,579
VIP Mid Cap Portfolio Investor Class (a)	876	30,608
VIP Value Portfolio Investor Class (a)	3,851	69,010
VIP Value Strategies Portfolio Investor Class (a)	2,244	34,304
TOTAL DOMESTIC EQUITY FUNDS (Cost $635,385)		675,348

International Equity Funds - 40.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	17,241	178,619
VIP Overseas Portfolio Investor Class (a)	15,327	380,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $550,218)		558,890

Bond Funds - 10.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,219	29,619
Fidelity International Bond Index Fund (a)	841	7,587
Fidelity Long-Term Treasury Bond Index Fund (a)	7,398	77,086
VIP High Income Portfolio Investor Class (a)	818	3,729
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,845	27,087
TOTAL BOND FUNDS (Cost $147,359)		145,108

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $13,831)	13,831	13,831

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,346,793)	1,393,177
NET OTHER ASSETS (LIABILITIES) - 0.0%	75
NET ASSETS - 100.0%	1,393,252

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	30,097	99	6	-	(379)	29,619
Fidelity International Bond Index Fund	-	7,572	25	-	-	40	7,587
Fidelity Long-Term Treasury Bond Index Fund	-	79,688	855	399	(23)	(1,724)	77,086
VIP Contrafund Portfolio Investor Class	-	111,076	981	-	12	8,575	118,682
VIP Emerging Markets Portfolio Investor Class	-	179,563	2,243	-	55	1,244	178,619
VIP Equity-Income Portfolio Investor Class	-	96,091	1,082	-	11	1,804	96,824
VIP Government Money Market Portfolio Investor Class 4.85%	-	13,888	57	114	-	-	13,831
VIP Growth & Income Portfolio Investor Class	-	128,753	1,608	-	34	5,162	132,341
VIP Growth Portfolio Investor Class	-	180,345	4,466	-	31	17,669	193,579
VIP High Income Portfolio Investor Class	-	3,709	9	-	-	29	3,729
VIP Investment Grade Bond II Portfolio - Investor Class	-	28,499	1,186	-	(9)	(217)	27,087
VIP Mid Cap Portfolio Investor Class	-	30,065	929	-	27	1,445	30,608
VIP Overseas Portfolio Investor Class	-	379,921	7,132	-	54	7,428	380,271
VIP Value Portfolio Investor Class	-	67,236	1,642	-	43	3,373	69,010
VIP Value Strategies Portfolio Investor Class	-	33,472	1,137	-	34	1,935	34,304
	-	1,369,975	23,451	519	269	46,384	1,393,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	675,348	675,348	-	-

International Equity Funds	558,890	558,890	-	-

Bond Funds	145,108	145,108	-	-

Short-Term Funds	13,831	13,831	-	-
Total Investments in Securities:	1,393,177	1,393,177	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,346,793)	$1,393,177

Total Investment in Securities (cost $1,346,793)		$1,393,177
Cash		73
Receivable for investments sold		9,539
Total assets		1,402,789
Liabilities
Payable for investments purchased	$9,535
Payable for fund shares redeemed	2
Total Liabilities		9,537
Net Assets		$1,393,252
Net Assets consist of:
Paid in capital		$1,346,007
Total accumulated earnings (loss)		47,245
Net Assets		$1,393,252
Net Asset Value , offering price and redemption price per share ($1,393,252 ÷ 134,475 shares)		$10.36

Statement of Operations
		For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$519
Income from Fidelity Central Funds		73
Total Income		592
Net Investment income (loss)		592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	269
Total net realized gain (loss)		269
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	46,384
Total change in net unrealized appreciation (depreciation)		46,384
Net gain (loss)		46,653
Net increase (decrease) in net assets resulting from operations		$47,245

Statement of Changes in Net Assets

For the period April 13, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$592
Net realized gain (loss)	269
Change in net unrealized appreciation (depreciation)	46,384
Net increase (decrease) in net assets resulting from operations	47,245

Share transactions
Proceeds from sales of shares	1,346,065
Cost of shares redeemed	(58)

Net increase (decrease) in net assets resulting from share transactions	1,346,007
Total increase (decrease) in net assets	1,393,252

Net Assets
Beginning of period	-
End of period	$1,393,252

Other Information
Shares
Sold	134,481
Redeemed	(6)
Net increase (decrease)	134,475

VIP Investor Freedom 2050 Portfolio

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.35
Total from investment operations	.36
Net asset value, end of period	$10.36
Total Return D,E,F	3.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-%
Expenses net of fee waivers, if any	-%
Expenses net of all reductions	-%
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,393
Portfolio turnover rate J	2% K

A For the period April 13, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$66,885,129	$4,137,147	$(2,957,732)	$1,179,415
VIP Investor Freedom 2005 Portfolio	19,179,789	1,254,753	(739,980)	514,773
VIP Investor Freedom 2010 Portfolio	57,054,801	5,151,378	(2,628,979)	2,522,399
VIP Investor Freedom 2015 Portfolio	87,799,217	11,490,078	(4,090,457)	7,399,621
VIP Investor Freedom 2020 Portfolio	173,876,619	28,560,362	(7,884,261)	20,676,101
VIP Investor Freedom 2025 Portfolio	201,413,741	39,980,536	(8,943,463)	31,037,073
VIP Investor Freedom 2030 Portfolio	314,451,586	51,774,057	(13,041,365)	38,732,692
VIP Investor Freedom 2035 Portfolio	3,741,524	79,248	(5,243)	74,005
VIP Investor Freedom 2040 Portfolio	2,549,750	58,499	(6,314)	52,185
VIP Investor Freedom 2045 Portfolio	1,160,954	42,436	(2,802)	39,634
VIP Investor Freedom 2050 Portfolio	1,346,834	49,186	(2,843)	46,343

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP Investor Freedom Income Portfolio	$(815,140)	$(1,638,059)	$(2,453,199)
VIP Investor Freedom 2005 Portfolio	(234,969)	(81,010)	(315,979)
VIP Investor Freedom 2010 Portfolio	(682,871)	(708,216)	(1,391,087)
VIP Investor Freedom 2015 Portfolio	(893,253)	(43,404)	(936,657)
VIP Investor Freedom 2020 Portfolio	(1,277,950)	-	(1,277,950)
VIP Investor Freedom 2025 Portfolio	(2,552,059)	-	(2,552,059)
VIP Investor Freedom 2030 Portfolio	(3,227,740)	(1,194,068)	(4,421,808)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	7,359,813	14,831,851
VIP Investor Freedom 2005 Portfolio	1,735,174	4,660,576
VIP Investor Freedom 2010 Portfolio	5,008,115	11,091,108
VIP Investor Freedom 2015 Portfolio	7,641,446	17,190,662
VIP Investor Freedom 2020 Portfolio	17,711,437	26,294,729
VIP Investor Freedom 2025 Portfolio	21,085,598	39,406,068
VIP Investor Freedom 2030 Portfolio	34,946,099	51,514,486
VIP Investor Freedom 2035 Portfolio	3,820,264	79,107
VIP Investor Freedom 2040 Portfolio	2,599,275	50,032
VIP Investor Freedom 2045 Portfolio	1,214,037	53,350
VIP Investor Freedom 2050 Portfolio	1,369,975	23,451

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Fund II which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)

VIP Investor Freedom Income Portfolio	32,004,007	(3,078,835)
VIP Investor Freedom 2005 Portfolio	9,833,586	(849,949)
VIP Investor Freedom 2010 Portfolio	23,637,688	(2,497,171)
VIP Investor Freedom 2015 Portfolio	32,728,190	(3,134,560)
VIP Investor Freedom 2020 Portfolio	57,664,743	(5,837,004)
VIP Investor Freedom 2025 Portfolio	65,850,286	(7,836,810)
VIP Investor Freedom 2030 Portfolio	78,406,222	(10,300,993)

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom Income Portfolio	$1
VIP Investor Freedom 2020 Portfolio	63
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2005 Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%
VIP Investor Freedom 2035 Portfolio	100%
VIP Investor Freedom 2040 Portfolio	100%
VIP Investor Freedom 2045 Portfolio	100%
VIP Investor Freedom 2050 Portfolio	100%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023) for each fund, with the exception of VIP Investor Freedom 2035 Portfolio℠ and VIP Investor Freedom 2040 Portfolio℠ and VIP Investor Freedom 2045 Portfolio℠ and VIP Investor Freedom 2050 Portfolio℠ and for the period (April 13, 2023 to June 30, 2023) for VIP Investor Freedom 2035 Portfolio℠ and VIP Investor Freedom 2040 Portfolio℠ and VIP Investor Freedom 2045 Portfolio℠ and VIP Investor Freedom 2050 Portfolio℠. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value June 30, 2023	Expenses Paid During Period

VIP Investor Freedom Income Portfolio℠	-%- E
Actual		$ 1,000	$ 1,042.40	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2005 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,043.40	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2010 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,053.10	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2015 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,062.70	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2020 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,073.70	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2025 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,081.80	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2030 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,088.80	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2035 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,027.00	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2040 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,034.00	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2045 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,036.00	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

VIP Investor Freedom 2050 Portfolio℠	-%- E
Actual		$ 1,000	$ 1,036.00	$- C, F
Hypothetical- B		$ 1,000	$ 1,024.79	$- D, F

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period) for each fund, with the exception of VIP Investor Freedom 2035 Portfolio℠ and VIP Investor Freedom 2040 Portfolio℠ and VIP Investor Freedom 2045 Portfolio℠ and VIP Investor Freedom 2050 Portfolio℠ and multiplied by 79 / 365 (to reflect the period April 13, 2023 to June 30, 2023) for VIP Investor Freedom 2035 Portfolio℠ and VIP Investor Freedom 2040 Portfolio℠ and VIP Investor Freedom 2045 Portfolio℠ and VIP Investor Freedom 2050 Portfolio℠.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

E   Amount represents less than .005%.

F   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investor Freedom 2035 Portfolio
VIP Investor Freedom 2040 Portfolio
VIP Investor Freedom 2045 Portfolio
VIP Investor Freedom 2050 Portfolio

At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent,   and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance . Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the funds will not pay FMR a management fee for investment advisory services and that each fund will bear indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of each fund. The Board noted that each fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that each fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR or an affiliate will bear all expenses of each fund, with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve each fund's Advisory Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.833440.117
VIPIFF-SANN-0823
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Semi-Annual Report
June 30, 2023

Contents

VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Lifetime Income® I Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	38.3
VIP Government Money Market Portfolio Investor Class 4.85%	19.6
Fidelity Inflation-Protected Bond Index Fund	17.1
VIP Overseas Portfolio Investor Class	6.8
VIP Emerging Markets Portfolio Investor Class	5.0
Fidelity Long-Term Treasury Bond Index Fund	3.1
Fidelity International Bond Index Fund	2.5
VIP Growth Portfolio Investor Class	1.7
VIP High Income Portfolio Investor Class	1.7
VIP Growth & Income Portfolio Investor Class	1.2
97.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,124	95,610
VIP Equity-Income Portfolio Investor Class (a)	3,211	77,974
VIP Growth & Income Portfolio Investor Class (a)	4,039	106,589
VIP Growth Portfolio Investor Class (a)	1,797	155,928
VIP Mid Cap Portfolio Investor Class (a)	705	24,642
VIP Value Portfolio Investor Class (a)	3,101	55,563
VIP Value Strategies Portfolio Investor Class (a)	1,806	27,615
TOTAL DOMESTIC EQUITY FUNDS (Cost $325,826)		543,921

International Equity Funds - 11.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	44,276	458,697
VIP Overseas Portfolio Investor Class (a)	25,285	627,315
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $873,166)		1,086,012

Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	171,664	1,579,307
Fidelity International Bond Index Fund (a)	25,993	234,455
Fidelity Long-Term Treasury Bond Index Fund (a)	27,297	284,437
VIP High Income Portfolio Investor Class (a)	33,305	151,873
VIP Investment Grade Bond II Portfolio - Investor Class (a)	371,614	3,537,761
TOTAL BOND FUNDS (Cost $6,128,916)		5,787,833

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $1,813,722)	1,813,722	1,813,722

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,141,630)	9,231,488
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	9,231,488

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,602,387	48,169	103,477	599	(15,972)	48,200	1,579,307
Fidelity International Bond Index Fund	238,934	8,313	18,396	2,011	(1,001)	6,605	234,455
Fidelity Long-Term Treasury Bond Index Fund	340,888	22,819	91,031	4,697	(13,059)	24,820	284,437
VIP Contrafund Portfolio Investor Class	93,241	9,153	24,099	912	1,944	15,371	95,610
VIP Emerging Markets Portfolio Investor Class	556,990	47,793	181,367	827	(7,894)	43,175	458,697
VIP Equity-Income Portfolio Investor Class	83,550	7,219	15,933	-	944	2,194	77,974
VIP Government Money Market Portfolio Investor Class 4.85%	1,850,919	224,169	261,366	41,146	-	-	1,813,722
VIP Growth & Income Portfolio Investor Class	108,118	9,151	21,679	394	1,644	9,355	106,589
VIP Growth Portfolio Investor Class	146,458	15,475	37,192	994	2,131	29,056	155,928
VIP High Income Portfolio Investor Class	154,777	2,488	11,631	104	(1,143)	7,382	151,873
VIP Investment Grade Bond II Portfolio - Investor Class	3,440,806	219,889	208,251	1,466	(1,657)	86,974	3,537,761
VIP Mid Cap Portfolio Investor Class	26,076	978	4,422	61	544	1,466	24,642
VIP Overseas Portfolio Investor Class	621,537	20,479	104,079	-	3,644	85,734	627,315
VIP Value Portfolio Investor Class	60,282	2,962	12,032	-	2,441	1,910	55,563
VIP Value Strategies Portfolio Investor Class	29,863	1,075	5,502	71	1,103	1,076	27,615
	9,354,826	640,132	1,100,457	53,282	(26,331)	363,318	9,231,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	543,921	543,921	-	-

International Equity Funds	1,086,012	1,086,012	-	-

Bond Funds	5,787,833	5,787,833	-	-

Short-Term Funds	1,813,722	1,813,722	-	-
Total Investments in Securities:	9,231,488	9,231,488	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,141,630)	$9,231,488

Total Investment in Securities (cost $9,141,630)		$9,231,488
Receivable for investments sold		59,629
Total assets		9,291,117
Liabilities
Payable for investments purchased	$59,475
Payable for fund shares redeemed	154
Total Liabilities		59,629
Net Assets		$9,231,488
Net Assets consist of:
Paid in capital		$9,276,751
Total accumulated earnings (loss)		(45,263)
Net Assets		$9,231,488
Net Asset Value , offering price and redemption price per share ($9,231,488 ÷ 905,042 shares)		$10.20

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$50,866
Expenses
Independent trustees' fees and expenses	$16
Total Expenses		16
Net Investment income (loss)		50,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(26,331)
Capital gain distributions from underlying funds:
Affiliated issuers	2,416
Total net realized gain (loss)		(23,915)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	363,318
Total change in net unrealized appreciation (depreciation)		363,318
Net gain (loss)		339,403
Net increase (decrease) in net assets resulting from operations		$390,253

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,850	$262,913
Net realized gain (loss)	(23,915)	(145,017)
Change in net unrealized appreciation (depreciation)	363,318	(1,490,545)
Net increase (decrease) in net assets resulting from operations	390,253	(1,372,649)
Distributions to shareholders	(135,735)	(659,209)

Share transactions
Proceeds from sales of shares	-	50,080
Reinvestment of distributions	135,735	659,209
Cost of shares redeemed	(513,593)	(1,256,925)

Net increase (decrease) in net assets resulting from share transactions	(377,858)	(547,636)
Total increase (decrease) in net assets	(123,340)	(2,579,494)

Net Assets
Beginning of period	9,354,828	11,934,322
End of period	$9,231,488	$9,354,828

Other Information
Shares
Sold	-	5,003
Issued in reinvestment of distributions	13,519	60,681
Redeemed	(50,741)	(116,950)
Net increase (decrease)	(37,222)	(51,266)

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$12.01	$12.11	$11.49	$10.57	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.06	.27	.22	.15	.24	.19
Net realized and unrealized gain (loss)	.36	(1.66)	.17	1.02	1.05	(.48)
Total from investment operations	.42	(1.39)	.39	1.17	1.29	(.29)
Distributions from net investment income	(.15)	(.24)	(.13)	(.16)	(.25)	(.19)
Distributions from net realized gain	-	(.45)	(.36)	(.39)	(.12)	(.17)
Total distributions	(.15)	(.69)	(.49)	(.55)	(.37)	(.35) C
Net asset value, end of period	$10.20	$9.93	$12.01	$12.11	$11.49	$10.57
Total Return D,E,F	4.21%	(12.01)%	3.26%	10.44%	12.28%	(2.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.08% J	2.59%	1.83%	1.29%	2.13%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$9,231	$9,355	$11,934	$12,553	$12,606	$12,208
Portfolio turnover rate K	14% J	63%	18%	26%	19%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom Lifetime Income® II Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	34.6
Fidelity Inflation-Protected Bond Index Fund	15.4
VIP Government Money Market Portfolio Investor Class 4.85%	12.8
VIP Overseas Portfolio Investor Class	10.1
VIP Emerging Markets Portfolio Investor Class	6.3
VIP Growth Portfolio Investor Class	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.5
Fidelity International Bond Index Fund	2.9
VIP Growth & Income Portfolio Investor Class	2.5
VIP Contrafund Portfolio Investor Class	2.3
94.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	13,371	601,839
VIP Equity-Income Portfolio Investor Class (a)	20,217	490,871
VIP Growth & Income Portfolio Investor Class (a)	25,426	670,986
VIP Growth Portfolio Investor Class (a)	11,309	981,510
VIP Mid Cap Portfolio Investor Class (a)	4,438	155,141
VIP Value Portfolio Investor Class (a)	19,520	349,807
VIP Value Strategies Portfolio Investor Class (a)	11,371	173,865
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,033,134)		3,424,019

International Equity Funds - 16.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	160,735	1,665,219
VIP Overseas Portfolio Investor Class (a)	108,934	2,702,656
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,407,907)		4,367,875

Bond Funds - 58.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	446,491	4,107,714
Fidelity International Bond Index Fund (a)	84,316	760,534
Fidelity Long-Term Treasury Bond Index Fund (a)	88,186	918,893
VIP High Income Portfolio Investor Class (a)	95,992	437,724
VIP Investment Grade Bond II Portfolio - Investor Class (a)	967,831	9,213,751
TOTAL BOND FUNDS (Cost $16,425,621)		15,438,616

Short-Term Funds - 12.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $3,401,515)	3,401,515	3,401,515

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,268,177)	26,632,025
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	26,632,031

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,035,212	190,707	198,484	1,538	(30,969)	111,248	4,107,714
Fidelity International Bond Index Fund	764,189	30,623	52,272	6,455	(1,669)	19,663	760,534
Fidelity Long-Term Treasury Bond Index Fund	1,060,806	71,353	249,007	14,877	(55,534)	91,275	918,893
VIP Contrafund Portfolio Investor Class	597,914	24,425	131,059	5,804	20,566	89,993	601,839
VIP Emerging Markets Portfolio Investor Class	1,934,511	150,921	539,520	2,960	(29,249)	148,556	1,665,219
VIP Equity-Income Portfolio Investor Class	535,771	24,268	89,010	-	8,666	11,176	490,871
VIP Government Money Market Portfolio Investor Class 4.85%	3,236,421	631,300	466,206	74,181	-	-	3,401,515
VIP Growth & Income Portfolio Investor Class	693,299	37,184	129,384	2,509	26,084	43,803	670,986
VIP Growth Portfolio Investor Class	939,139	61,583	217,637	6,427	7,918	190,507	981,510
VIP High Income Portfolio Investor Class	435,281	8,842	24,047	296	(539)	18,187	437,724
VIP Investment Grade Bond II Portfolio - Investor Class	8,627,326	787,302	413,710	3,709	(1,073)	213,906	9,213,751
VIP Mid Cap Portfolio Investor Class	167,204	2,299	27,187	389	2,960	9,865	155,141
VIP Overseas Portfolio Investor Class	2,681,706	57,464	420,483	-	47,338	336,631	2,702,656
VIP Value Portfolio Investor Class	386,552	8,048	72,799	-	18,345	9,661	349,807
VIP Value Strategies Portfolio Investor Class	191,485	3,179	34,843	454	7,649	6,395	173,865
	26,286,816	2,089,498	3,065,648	119,599	20,493	1,300,866	26,632,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,424,019	3,424,019	-	-

International Equity Funds	4,367,875	4,367,875	-	-

Bond Funds	15,438,616	15,438,616	-	-

Short-Term Funds	3,401,515	3,401,515	-	-
Total Investments in Securities:	26,632,025	26,632,025	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,268,177)	$26,632,025

Total Investment in Securities (cost $25,268,177)		$26,632,025
Cash		6
Receivable for investments sold		286,883
Total assets		26,918,914
Liabilities
Payable for investments purchased	$286,442
Payable for fund shares redeemed	441
Total Liabilities		286,883
Net Assets		$26,632,031
Net Assets consist of:
Paid in capital		$25,485,360
Total accumulated earnings (loss)		1,146,671
Net Assets		$26,632,031
Net Asset Value , offering price and redemption price per share ($26,632,031 ÷ 2,313,725 shares)		$11.51

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$104,125
Expenses
Independent trustees' fees and expenses	$46
Total Expenses		46
Net Investment income (loss)		104,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	20,493
Capital gain distributions from underlying funds:
Affiliated issuers	15,474
Total net realized gain (loss)		35,967
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,300,866
Total change in net unrealized appreciation (depreciation)		1,300,866
Net gain (loss)		1,336,833
Net increase (decrease) in net assets resulting from operations		$1,440,912

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,079	$691,923
Net realized gain (loss)	35,967	(274,311)
Change in net unrealized appreciation (depreciation)	1,300,866	(4,891,672)
Net increase (decrease) in net assets resulting from operations	1,440,912	(4,474,060)
Distributions to shareholders	(341,185)	(2,566,314)

Share transactions
Proceeds from sales of shares	-	499,930
Reinvestment of distributions	341,185	2,566,314
Cost of shares redeemed	(1,095,708)	(2,989,209)

Net increase (decrease) in net assets resulting from share transactions	(754,523)	77,035
Total increase (decrease) in net assets	345,204	(6,963,339)

Net Assets
Beginning of period	26,286,827	33,250,166
End of period	$26,632,031	$26,286,827

Other Information
Shares
Sold	-	44,136
Issued in reinvestment of distributions	30,274	208,576
Redeemed	(96,608)	(254,355)
Net increase (decrease)	(66,334)	(1,643)

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$13.96	$13.83	$12.98	$11.78	$12.70
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.25	.16	.26	.20
Net realized and unrealized gain (loss)	.58	(2.12)	.60	1.44	1.65	(.70)
Total from investment operations	.62	(1.83)	.85	1.60	1.91	(.50)
Distributions from net investment income	(.15)	(.26)	(.15)	(.17)	(.27)	(.20)
Distributions from net realized gain	-	(.83)	(.57)	(.58)	(.44)	(.22)
Total distributions	(.15)	(1.09)	(.72)	(.75)	(.71)	(.42)
Net asset value, end of period	$11.51	$11.04	$13.96	$13.83	$12.98	$11.78
Total Return C,D,E	5.60%	(13.83)%	6.27%	12.78%	16.58%	(3.96)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.78% I	2.43%	1.78%	1.29%	2.07%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$26,632	$26,287	$33,250	$34,232	$33,602	$31,060
Portfolio turnover rate J	16% I	63%	23%	33%	24%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Freedom Lifetime Income® III Portfolio
Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

VIP Investment Grade Bond II Portfolio - Investor Class	26.8
VIP Overseas Portfolio Investor Class	15.5
Fidelity Inflation-Protected Bond Index Fund	12.9
VIP Emerging Markets Portfolio Investor Class	8.3
VIP Growth Portfolio Investor Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	4.8
VIP Growth & Income Portfolio Investor Class	4.7
VIP Contrafund Portfolio Investor Class	4.2
VIP Equity-Income Portfolio Investor Class	3.4
Fidelity International Bond Index Fund	3.3
90.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	26,829	1,207,561
VIP Equity-Income Portfolio Investor Class (a)	40,569	985,011
VIP Growth & Income Portfolio Investor Class (a)	51,019	1,346,393
VIP Growth Portfolio Investor Class (a)	22,691	1,969,367
VIP Mid Cap Portfolio Investor Class (a)	8,906	311,343
VIP Value Portfolio Investor Class (a)	39,173	701,979
VIP Value Strategies Portfolio Investor Class (a)	22,821	348,939
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,287,978)		6,870,593

International Equity Funds - 23.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	229,848	2,381,222
VIP Overseas Portfolio Investor Class (a)	179,064	4,442,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,489,520)		6,823,800

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	401,714	3,695,772
Fidelity International Bond Index Fund (a)	106,207	957,985
Fidelity Long-Term Treasury Bond Index Fund (a)	131,379	1,368,970
VIP High Income Portfolio Investor Class (a)	103,280	470,955
VIP Investment Grade Bond II Portfolio - Investor Class (a)	806,617	7,678,997
TOTAL BOND FUNDS (Cost $15,195,668)		14,172,679

Short-Term Funds - 2.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.85% (a)(b) (Cost $831,936)	831,936	831,936

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,805,102)	28,699,008
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100.0%	28,699,016

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,560,576	268,158	202,992	1,371	(24,666)	94,696	3,695,772
Fidelity International Bond Index Fund	944,764	51,007	60,060	8,086	(1,535)	23,809	957,985
Fidelity Long-Term Treasury Bond Index Fund	1,448,780	121,573	247,212	21,199	(58,268)	104,097	1,368,970
VIP Contrafund Portfolio Investor Class	1,156,621	37,164	203,074	11,355	23,780	193,070	1,207,561
VIP Emerging Markets Portfolio Investor Class	2,620,289	200,890	597,210	4,124	(42,377)	199,630	2,381,222
VIP Equity-Income Portfolio Investor Class	1,036,411	43,793	134,195	-	8,875	30,127	985,011
VIP Government Money Market Portfolio Investor Class 4.85%	568,132	478,103	214,299	15,314	-	-	831,936
VIP Growth & Income Portfolio Investor Class	1,341,134	66,836	198,629	4,913	23,903	113,149	1,346,393
VIP Growth Portfolio Investor Class	1,816,680	106,373	343,897	12,563	9,854	380,357	1,969,367
VIP High Income Portfolio Investor Class	460,361	14,770	22,864	315	(339)	19,027	470,955
VIP Investment Grade Bond II Portfolio - Investor Class	7,074,624	812,111	381,040	3,072	(548)	173,850	7,678,997
VIP Mid Cap Portfolio Investor Class	323,440	8,132	45,369	758	4,800	20,340	311,343
VIP Overseas Portfolio Investor Class	4,298,505	74,635	550,225	-	29,394	590,269	4,442,578
VIP Value Portfolio Investor Class	747,753	12,923	113,259	-	24,102	30,460	701,979
VIP Value Strategies Portfolio Investor Class	370,411	11,203	60,564	890	15,911	11,978	348,939
	27,768,481	2,307,671	3,374,889	83,960	12,886	1,984,859	28,699,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,870,593	6,870,593	-	-

International Equity Funds	6,823,800	6,823,800	-	-

Bond Funds	14,172,679	14,172,679	-	-

Short-Term Funds	831,936	831,936	-	-
Total Investments in Securities:	28,699,008	28,699,008	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,805,102)	$28,699,008

Total Investment in Securities (cost $25,805,102)		$28,699,008
Cash		4
Receivable for investments sold		385,850
Total assets		29,084,862
Liabilities
Payable for investments purchased	$385,375
Payable for fund shares redeemed	471
Total Liabilities		385,846
Net Assets		$28,699,016
Net Assets consist of:
Paid in capital		$26,012,124
Total accumulated earnings (loss)		2,686,892
Net Assets		$28,699,016
Net Asset Value , offering price and redemption price per share ($28,699,016 ÷ 2,317,187 shares)		$12.39

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$53,696
Expenses
Independent trustees' fees and expenses	$49
Total Expenses		49
Net Investment income (loss)		53,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,886
Capital gain distributions from underlying funds:
Affiliated issuers	30,264
Total net realized gain (loss)		43,150
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,984,859
Total change in net unrealized appreciation (depreciation)		1,984,859
Net gain (loss)		2,028,009
Net increase (decrease) in net assets resulting from operations		$2,081,656

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,647	$660,874
Net realized gain (loss)	43,150	(202,516)
Change in net unrealized appreciation (depreciation)	1,984,859	(6,126,268)
Net increase (decrease) in net assets resulting from operations	2,081,656	(5,667,910)
Distributions to shareholders	(299,770)	(3,172,095)

Share transactions
Proceeds from sales of shares	-	227,663
Reinvestment of distributions	299,770	3,172,095
Cost of shares redeemed	(1,151,135)	(2,925,814)

Net increase (decrease) in net assets resulting from share transactions	(851,365)	473,944
Total increase (decrease) in net assets	930,521	(8,366,061)

Net Assets
Beginning of period	27,768,495	36,134,556
End of period	$28,699,016	$27,768,495

Other Information
Shares
Sold	-	19,322
Issued in reinvestment of distributions	24,939	240,398
Redeemed	(95,387)	(235,700)
Net increase (decrease)	(70,448)	24,020

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$15.29	$14.72	$13.53	$11.89	$13.07
Income from Investment Operations
Net investment income (loss) A,B	.02	.27	.26	.16	.26	.19
Net realized and unrealized gain (loss)	.87	(2.58)	1.15	1.83	2.11	(.92)
Total from investment operations	.89	(2.31)	1.41	1.99	2.37	(.73)
Distributions from net investment income	(.13)	(.26)	(.16)	(.17)	(.27)	(.19)
Distributions from net realized gain	-	(1.10)	(.67)	(.62)	(.47)	(.26)
Total distributions	(.13)	(1.35) C	(.84) C	(.80) C	(.73) C	(.45)
Net asset value, end of period	$12.39	$11.63	$15.29	$14.72	$13.53	$11.89
Total Return D,E,F	7.66%	(16.04)%	9.78%	15.23%	20.44%	(5.68)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.38% J	2.18%	1.73%	1.24%	2.02%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$28,699	$27,768	$36,135	$35,275	$33,018	$28,469
Portfolio turnover rate K	16% J	61%	28%	35%	26%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio.	$9,168,418	$430,972	$(367,902)	$63,070
VIP Freedom Lifetime Income II Portfolio	25,377,729	2,345,287	(1,090,991)	1,254,296
VIP Freedom Lifetime Income III Portfolio	25,930,225	3,957,588	(1,188,805)	2,768,783

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP Freedom Lifetime Income I Portfolio.	$(57,029)	$(57,910)	$(114,939)
VIP Freedom Lifetime Income II Portfolio	(166,493)	(32,061)	(198,554)
VIP Freedom Lifetime Income III Portfolio	(112,792)	-	(112,792)
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	640,132	1,100,457
VIP Freedom Lifetime Income II Portfolio	2,089,498	3,065,648
VIP Freedom Lifetime Income III Portfolio	2,307,671	3,374,889
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Fund II which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP Freedom Lifetime Income I	3,808,654	(303,778)
VIP Freedom Lifetime Income II	9,362,250	(795,525)
VIP Freedom Lifetime Income III	8,228,729	(785,806)

5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I	100%
VIP Freedom Lifetime Income II	100%
VIP Freedom Lifetime Income III	100%

6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

VIP Freedom Lifetime Income® I Portfolio	-%- D
Actual		$ 1,000	$ 1,042.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

VIP Freedom Lifetime Income® II Portfolio	-%- D
Actual		$ 1,000	$ 1,056.00	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

VIP Freedom Lifetime Income® III Portfolio	-%- D
Actual		$ 1,000	$ 1,076.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.816202.117
VIPFLI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	171,885
2.25% 2/1/32	50,000	39,715
2.75% 6/1/31	300,000	253,128
3.3% 2/1/52	50,000	34,989
3.5% 6/1/41	1,000,000	767,684
3.5% 9/15/53	347,000	245,647
3.55% 9/15/55	340,000	238,022
3.65% 6/1/51	280,000	205,554
3.65% 9/15/59	257,000	178,928
3.8% 2/15/27	43,000	41,073
4.1% 2/15/28	143,000	136,744
4.65% 6/1/44	40,000	34,848
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	143,915
5.213% 3/8/47	250,000	217,435
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	213,381
2.355% 3/15/32	9,000	7,239
2.65% 11/20/40	60,000	41,736
2.987% 10/30/56	227,000	144,182
3.55% 3/22/51	500,000	372,974
3.875% 2/8/29	210,000	196,956
4% 3/22/50	114,000	92,496
4.016% 12/3/29	100,000	93,628
4.125% 8/15/46	54,000	44,388
4.272% 1/15/36	276,000	248,852
4.329% 9/21/28	643,000	619,855
5.012% 8/21/54	38,000	35,165
		4,820,419
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	42,567
2.65% 1/13/31	200,000	174,128
2.75% 9/1/49	100,000	67,706
3.35% 3/24/25	400,000	387,572
3.5% 5/13/40	30,000	24,804
3.6% 1/13/51	30,000	23,872
3.7% 9/15/24	300,000	293,445
3.8% 3/22/30	110,000	103,953
3.8% 5/13/60	30,000	23,950
4.7% 3/23/50	100,000	95,592
		1,237,589
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	161,794
1.9% 8/15/40	264,000	181,819
2.05% 8/15/50	170,000	106,347
Meta Platforms, Inc.:
3.5% 8/15/27	60,000	56,966
3.85% 8/15/32	60,000	55,731
4.45% 8/15/52	150,000	130,431
4.6% 5/15/28	70,000	69,224
4.95% 5/15/33	100,000	99,923
5.6% 5/15/53	60,000	61,621
		923,856
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	18,956
3.75% 2/15/28	100,000	91,673
4.2% 3/15/28	48,000	44,999
4.8% 3/1/50	100,000	75,450
5.125% 7/1/49	60,000	47,203
5.375% 4/1/38	42,000	35,780
5.375% 5/1/47	190,000	157,045
6.384% 10/23/35	621,000	605,279
Comcast Corp.:
2.45% 8/15/52	135,000	82,556
2.65% 2/1/30	80,000	69,977
2.8% 1/15/51	180,000	119,150
2.887% 11/1/51	179,000	120,012
2.937% 11/1/56	385,000	250,721
2.987% 11/1/63	305,000	193,244
3.4% 4/1/30	87,000	79,936
3.55% 5/1/28	76,000	71,857
3.7% 4/15/24	30,000	29,591
3.75% 4/1/40	31,000	26,119
3.9% 3/1/38	50,000	43,442
4.049% 11/1/52	146,000	121,277
4.55% 1/15/29	110,000	108,020
5.35% 5/15/53	110,000	111,685
Discovery Communications LLC:
3.625% 5/15/30	220,000	192,979
4% 9/15/55	85,000	56,496
4.65% 5/15/50	100,000	76,175
5.2% 9/20/47	18,000	14,732
Fox Corp.:
4.709% 1/25/29	34,000	33,040
5.476% 1/25/39	189,000	176,548
5.576% 1/25/49	23,000	21,534
Magallanes, Inc.:
3.755% 3/15/27	100,000	93,277
4.279% 3/15/32	189,000	167,619
5.05% 3/15/42	100,000	84,287
5.141% 3/15/52	175,000	142,493
Paramount Global:
4.2% 6/1/29	210,000	187,194
4.95% 1/15/31	190,000	171,246
5.85% 9/1/43	363,000	309,345
Time Warner Cable LLC 5.5% 9/1/41	351,000	292,009
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	91,817
3% 2/13/26	210,000	200,613
		4,815,376
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	182,650
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	386,756
3.5% 4/15/25	410,000	394,189
3.75% 4/15/27	80,000	75,728
3.875% 4/15/30	80,000	73,701
4.375% 4/15/40	74,000	65,349
4.5% 4/15/50	80,000	68,644
4.8% 7/15/28	125,000	122,418
5.05% 7/15/33	125,000	122,737
5.2% 1/15/33	55,000	54,646
5.65% 1/15/53	55,000	55,847
Vodafone Group PLC:
4.375% 5/30/28	97,000	94,842
5.25% 5/30/48	170,000	159,669
6.15% 2/27/37	392,000	410,304
		2,267,480
TOTAL COMMUNICATION SERVICES		14,064,720
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	220,000	200,661
1.2% 7/8/25	330,000	303,668
General Motors Co.:
5.4% 10/15/29	100,000	97,505
5.95% 4/1/49	200,000	186,875
6.125% 10/1/25	455,000	458,108
6.75% 4/1/46	69,000	69,757
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	81,803
5.65% 1/17/29	250,000	245,882
6.4% 1/9/33	100,000	101,644
Honda Motor Co. Ltd. 2.271% 3/10/25	310,000	294,804
		2,040,707
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	195,218
3.15% 2/9/51	245,000	157,284
Amazon.com, Inc.:
0.8% 6/3/25	110,000	101,603
1% 5/12/26	6,000	5,394
2.1% 5/12/31	105,000	88,306
2.5% 6/3/50	110,000	73,149
2.7% 6/3/60	160,000	102,857
3.1% 5/12/51	105,000	78,315
3.15% 8/22/27	460,000	432,795
3.875% 8/22/37	440,000	401,786
4.05% 8/22/47	280,000	251,149
eBay, Inc. 5.95% 11/22/27	170,000	174,132
Kohl's Corp. 4.25% 7/17/25	265,000	245,220
		2,307,208
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	103,584
Duke University 2.832% 10/1/55	30,000	20,896
George Washington University 4.126% 9/15/48	100,000	86,327
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	198,842
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	186,940
Northwestern University 3.662% 12/1/57	100,000	80,973
University of Chicago 3% 10/1/52	100,000	72,526
University of Southern California 2.945% 10/1/51	240,000	170,792
		920,880
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	160,000	157,737
Marriott International, Inc. 3.125% 6/15/26	390,000	366,255
McDonald's Corp.:
2.125% 3/1/30	400,000	340,258
2.625% 9/1/29	150,000	133,035
3.3% 7/1/25	32,000	30,848
3.5% 7/1/27	91,000	86,631
3.6% 7/1/30	340,000	316,316
3.8% 4/1/28	84,000	80,490
4.2% 4/1/50	40,000	34,598
4.7% 12/9/35	109,000	105,789
Starbucks Corp.:
2.55% 11/15/30	597,000	508,446
4.5% 11/15/48	50,000	44,643
		2,205,046
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	102,195
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.95% 3/9/28	66,000	65,125
AutoNation, Inc. 1.95% 8/1/28	100,000	81,458
AutoZone, Inc.:
3.625% 4/15/25	62,000	59,833
4% 4/15/30	150,000	139,283
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	213,089
3.65% 4/5/29	80,000	74,128
4.05% 5/3/47	53,000	42,625
5% 4/15/33	470,000	464,908
5.75% 7/1/53	30,000	30,569
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	246,026
The Home Depot, Inc.:
2.7% 4/15/30	146,000	129,712
2.8% 9/14/27	84,000	78,158
2.95% 6/15/29	686,000	624,426
3.35% 4/15/50	100,000	76,313
3.9% 6/15/47	29,000	24,645
4.25% 4/1/46	104,000	92,191
4.5% 12/6/48	90,000	83,392
TJX Companies, Inc. 3.875% 4/15/30	687,000	655,313
		3,181,194
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	36,341
2.85% 3/27/30	570,000	514,700
3.375% 3/27/50	40,000	32,403
		583,444
TOTAL CONSUMER DISCRETIONARY		11,340,674
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	87,997
4.5% 6/1/50	100,000	92,215
4.6% 4/15/48	78,000	72,404
4.6% 6/1/60	50,000	45,064
4.95% 1/15/42	461,000	449,918
5.45% 1/23/39	270,000	279,382
5.55% 1/23/49	130,000	137,019
5.8% 1/23/59 (Reg. S)	170,000	185,247
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	59,004
5.25% 11/15/48	50,000	47,873
Diageo Capital PLC:
1.375% 9/29/25	200,000	183,965
2% 4/29/30	200,000	168,542
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	45,930
3.8% 5/1/50	190,000	149,531
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	76,180
PepsiCo, Inc.:
1.4% 2/25/31	440,000	354,087
1.625% 5/1/30	267,000	221,873
4% 5/2/47	116,000	106,403
The Coca-Cola Co.:
1.45% 6/1/27	30,000	26,810
1.65% 6/1/30	30,000	24,993
2.5% 6/1/40	30,000	22,595
2.6% 6/1/50	30,000	20,951
2.75% 6/1/60	30,000	20,655
2.875% 5/5/41	150,000	118,524
3.45% 3/25/30	186,000	175,492
4.2% 3/25/50	150,000	141,499
		3,314,153
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	348,742
Dollar General Corp. 5% 11/1/32	110,000	106,787
Dollar Tree, Inc. 4% 5/15/25	248,000	240,074
Kroger Co.:
1.7% 1/15/31	400,000	313,717
2.65% 10/15/26	230,000	213,138
3.7% 8/1/27	100,000	95,282
5.4% 1/15/49	28,000	27,574
Sysco Corp.:
3.3% 2/15/50	50,000	35,524
4.45% 3/15/48	52,000	44,480
6.6% 4/1/50	220,000	250,768
Target Corp.:
2.25% 4/15/25	508,000	483,794
2.65% 9/15/30	77,000	67,085
3.9% 11/15/47	40,000	33,862
4% 7/1/42	15,000	13,465
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	110,549
3.45% 6/1/26	81,000	75,973
4.1% 4/15/50	130,000	92,585
Walmart, Inc.:
3.05% 7/8/26	10,000	9,565
3.3% 4/22/24	3,220,000	3,175,232
3.625% 12/15/47	20,000	16,860
3.7% 6/26/28	170,000	164,341
3.9% 4/15/28	250,000	243,990
3.95% 6/28/38	150,000	138,355
4.05% 6/29/48	80,000	73,752
4.1% 4/15/33	350,000	339,836
		6,715,330
Food Products - 0.3%
Archer Daniels Midland Co.:
2.5% 8/11/26	450,000	421,538
4.5% 8/15/33	100,000	97,563
Campbell Soup Co. 4.15% 3/15/28	80,000	76,580
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	185,282
5.3% 11/1/38	13,000	12,491
5.4% 11/1/48	60,000	57,168
General Mills, Inc.:
2.875% 4/15/30	40,000	35,522
3% 2/1/51	80,000	56,495
4.2% 4/17/28	89,000	86,377
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	100,000	76,745
5.75% 4/1/33 (b)	330,000	310,184
Kellogg Co. 4.5% 4/1/46	32,000	28,411
Kraft Heinz Foods Co.:
4.375% 6/1/46	140,000	118,768
5% 7/15/35	150,000	147,753
Tyson Foods, Inc.:
4% 3/1/26	70,000	67,641
5.1% 9/28/48	50,000	45,410
Unilever Capital Corp.:
1.375% 9/14/30	135,000	108,173
2% 7/28/26	280,000	258,383
		2,190,484
Household Products - 0.2%
Colgate-Palmolive Co. 3.1% 8/15/27	430,000	409,252
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	94,941
3.05% 8/15/25	490,000	470,855
3.1% 3/26/30	22,000	20,072
Procter & Gamble Co.:
3% 3/25/30	105,000	97,153
3.55% 3/25/40	160,000	141,491
		1,233,764
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	164,219
Kenvue, Inc.:
4.9% 3/22/33 (b)	65,000	65,768
5.05% 3/22/28 (b)	65,000	65,515
5.05% 3/22/53 (b)	65,000	66,341
		361,843
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	101,823
3.4% 5/6/30	300,000	264,728
3.875% 9/16/46	38,000	26,634
4.8% 2/14/29	120,000	116,706
5.8% 2/14/39	100,000	97,883
5.95% 2/14/49	30,000	28,480
BAT Capital Corp.:
3.557% 8/15/27	130,000	119,543
4.39% 8/15/37	521,000	416,752
4.54% 8/15/47	213,000	156,740
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	78,333
3.125% 3/2/28	54,000	49,669
4.375% 11/15/41	265,000	226,456
4.875% 2/15/28	30,000	29,542
5.375% 2/15/33	100,000	99,780
		1,813,069
TOTAL CONSUMER STAPLES		15,628,643
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	138,855
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	527,015
4.95% 6/1/47	19,000	16,943
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	112,251
Chevron Corp.:
1.554% 5/11/25	80,000	74,962
1.995% 5/11/27	80,000	72,643
2.236% 5/11/30	80,000	69,618
2.978% 5/11/40	80,000	61,238
3.078% 5/11/50	80,000	59,548
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	53,642
4.95% 8/15/47	30,000	28,736
ConocoPhillips Co.:
5.95% 3/15/46	86,000	92,766
6.5% 2/1/39	260,000	299,750
Devon Energy Corp. 5% 6/15/45	80,000	69,362
Diamondback Energy, Inc. 4.25% 3/15/52	120,000	92,040
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	44,111
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	76,191
Enbridge, Inc.:
5.5% 12/1/46	60,000	57,318
5.7% 3/8/33	220,000	223,021
Energy Transfer LP:
4.2% 9/15/23	30,000	29,888
4.5% 4/15/24	50,000	49,425
5% 5/15/50	160,000	135,130
5.8% 6/15/38	70,000	67,067
6% 6/15/48	356,000	337,596
6.25% 4/15/49	30,000	29,300
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	62,723
3.95% 2/15/27	85,000	82,042
4.2% 1/31/50	418,000	349,353
4.25% 2/15/48	105,000	88,943
5.35% 1/31/33	100,000	101,692
EOG Resources, Inc. 4.375% 4/15/30	510,000	498,693
Equinor ASA:
3.125% 4/6/30	357,000	326,745
3.25% 11/18/49	160,000	120,100
3.625% 9/10/28	120,000	114,482
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	256,408
4.227% 3/19/40	421,000	388,059
Hess Corp.:
4.3% 4/1/27	150,000	143,864
7.125% 3/15/33	130,000	141,804
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	84,796
5% 3/1/43	215,000	184,991
Kinder Morgan, Inc.:
4.3% 3/1/28	112,000	107,043
5.2% 6/1/33	250,000	242,269
5.2% 3/1/48	30,000	26,268
7.75% 1/15/32	110,000	124,193
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	53,562
5% 3/1/26	72,000	71,307
Marathon Oil Corp. 4.4% 7/15/27	240,000	228,899
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	17,563
5.125% 12/15/26	410,000	405,957
MPLX LP:
4.7% 4/15/48	28,000	22,982
4.8% 2/15/29	30,000	28,931
5.5% 2/15/49	310,000	280,921
Occidental Petroleum Corp. 6.6% 3/15/46	220,000	226,501
ONEOK, Inc.:
4.45% 9/1/49	40,000	30,316
4.55% 7/15/28	59,000	55,943
6.1% 11/15/32	220,000	223,818
Ovintiv, Inc. 6.5% 2/1/38	50,000	49,020
Phillips 66 Co.:
3.15% 12/15/29	170,000	148,322
3.3% 3/15/52	140,000	95,973
3.9% 3/15/28	94,000	89,115
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	207,115
1.9% 8/15/30	19,000	15,397
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	807,978
Shell International Finance BV:
3.125% 11/7/49	100,000	72,693
3.25% 4/6/50	100,000	74,388
3.75% 9/12/46	70,000	57,061
4.375% 5/11/45	293,000	264,095
Spectra Energy Partners LP 3.375% 10/15/26	158,000	148,339
Suncor Energy, Inc. 4% 11/15/47	179,000	138,293
Targa Resources Corp. 6.125% 3/15/33	250,000	255,447
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	33,029
4.85% 3/1/48	83,000	71,809
5.4% 3/2/26	120,000	119,686
5.65% 3/15/33	60,000	60,795
Total Capital International SA 3.127% 5/29/50	220,000	159,766
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	176,431
7.625% 1/15/39	231,000	267,369
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	58,658
3.95% 5/15/50	180,000	138,803
Valero Energy Corp.:
2.85% 4/15/25	190,000	180,307
4.35% 6/1/28	20,000	19,117
		11,479,735
TOTAL ENERGY		11,618,590
FINANCIALS - 9.7%
Banks - 5.6%
Banco Santander SA:
1.849% 3/25/26	200,000	178,920
2.958% 3/25/31	200,000	164,918
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	800,000	787,726
0.81% 10/24/24 (c)	500,000	491,685
0.981% 9/25/25 (c)	600,000	563,712
1.197% 10/24/26 (c)	924,000	831,410
2.651% 3/11/32 (c)	180,000	149,083
2.676% 6/19/41 (c)	100,000	70,214
2.687% 4/22/32 (c)	356,000	295,034
3.419% 12/20/28 (c)	220,000	201,745
3.458% 3/15/25 (c)	1,900,000	1,862,239
3.946% 1/23/49 (c)	23,000	18,647
3.97% 3/5/29 (c)	125,000	117,029
3.974% 2/7/30 (c)	60,000	55,552
4% 1/22/25	370,000	359,823
4.083% 3/20/51 (c)	220,000	182,405
4.271% 7/23/29 (c)	80,000	75,903
4.33% 3/15/50 (c)	60,000	51,598
5% 1/21/44	400,000	383,334
5.288% 4/25/34 (c)	500,000	495,353
6.204% 11/10/28 (c)	500,000	513,924
Bank of Nova Scotia:
1.95% 2/2/27	100,000	89,157
3.4% 2/11/24	140,000	137,998
4.85% 2/1/30	120,000	115,767
5.25% 6/12/28	50,000	49,660
Barclays PLC:
2.279% 11/24/27 (c)	400,000	351,865
2.852% 5/7/26 (c)	516,000	483,277
4.337% 1/10/28	200,000	188,440
5.088% 6/20/30 (c)	726,000	660,187
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	128,528
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (c)(d)	205,000	190,394
2.976% 11/5/30 (c)	270,000	233,974
3.106% 4/8/26 (c)	500,000	477,348
3.29% 3/17/26 (c)	170,000	162,573
3.98% 3/20/30 (c)	160,000	147,942
4.65% 7/23/48	78,000	70,607
5.316% 3/26/41 (c)	617,000	602,672
5.875% 2/22/33	410,000	415,248
6.27% 11/17/33 (c)	100,000	106,142
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	55,131
Export-Import Bank of Korea 2.875% 1/21/25	350,000	336,418
Fifth Third Bancorp:
2.55% 5/5/27	200,000	176,657
6.361% 10/27/28 (c)	120,000	119,470
HSBC Holdings PLC:
2.848% 6/4/31 (c)	380,000	315,228
4.292% 9/12/26 (c)	1,260,000	1,211,755
5.402% 8/11/33 (c)	250,000	244,416
6.8% 6/1/38	449,000	453,390
7.39% 11/3/28 (c)	220,000	232,184
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	70,000	65,029
ING Groep NV 2.727% 4/1/32 (c)	200,000	164,988
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	685,469
1.25% 1/21/31	580,000	457,826
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	790,000	780,779
1.47% 9/22/27 (c)	390,000	344,301
1.578% 4/22/27 (c)	188,000	168,864
1.953% 2/4/32 (c)	250,000	199,197
2.083% 4/22/26 (c)	200,000	187,300
2.522% 4/22/31 (c)	150,000	126,877
2.545% 11/8/32 (c)	40,000	32,773
2.58% 4/22/32 (c)	189,000	156,987
2.739% 10/15/30 (c)	720,000	620,224
2.95% 10/1/26	224,000	209,952
2.956% 5/13/31 (c)	50,000	42,873
3.109% 4/22/51 (c)	100,000	69,868
3.54% 5/1/28 (c)	660,000	616,998
3.875% 9/10/24	240,000	234,310
3.882% 7/24/38 (c)	734,000	633,397
4.005% 4/23/29 (c)	43,000	40,482
4.203% 7/23/29 (c)	30,000	28,514
4.452% 12/5/29 (c)	200,000	191,657
4.95% 6/1/45	135,000	126,011
5.717% 9/14/33 (c)	120,000	121,739
Korea Development Bank 0.4% 6/19/24	300,000	285,383
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	193,776
4.582% 12/10/25	1,518,000	1,453,726
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	697,342
2.341% 1/19/28 (c)	210,000	187,823
3.287% 7/25/27	150,000	139,061
3.751% 7/18/39	290,000	245,808
3.777% 3/2/25	84,000	81,351
5.242% 4/19/29 (c)	200,000	196,748
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	395,915
1.554% 7/9/27 (c)	285,000	251,427
2.226% 5/25/26 (c)	400,000	370,902
5.778% 7/6/29 (c)	310,000	310,765
NatWest Group PLC:
3.073% 5/22/28 (c)	290,000	260,817
3.875% 9/12/23	220,000	218,746
5.847% 3/2/27 (c)	200,000	197,809
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	75,313
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	450,941
2.2% 11/1/24	70,000	66,512
5.354% 12/2/28 (c)	90,000	88,999
5.582% 6/12/29 (c)	100,000	99,529
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,263,086
Royal Bank of Canada:
0.75% 10/7/24	480,000	450,584
2.55% 7/16/24	360,000	348,921
4.65% 1/27/26	55,000	53,553
5% 5/2/33	130,000	126,857
6% 11/1/27	100,000	102,407
Santander Holdings U.S.A., Inc.:
4.5% 7/17/25	82,000	79,592
6.565% 6/12/29 (c)	100,000	98,059
Santander UK Group Holdings PLC 6.534% 1/10/29 (c)	200,000	201,367
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	367,346
2.174% 1/14/27	800,000	714,777
2.348% 1/15/25	200,000	189,626
2.75% 1/15/30	200,000	172,509
3.784% 3/9/26	640,000	611,717
3.936% 10/16/23	80,000	79,552
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	89,891
2.65% 6/12/24	510,000	494,587
5.156% 1/10/28	360,000	357,606
Truist Financial Corp.:
1.2% 8/5/25	700,000	634,318
1.267% 3/2/27 (c)	29,000	25,574
5.867% 6/8/34 (c)	100,000	100,041
U.S. Bancorp:
1.375% 7/22/30	210,000	160,598
3.1% 4/27/26	240,000	224,288
5.775% 6/12/29 (c)	200,000	199,940
Wells Fargo & Co.:
2.164% 2/11/26 (c)	310,000	291,918
2.188% 4/30/26 (c)	340,000	318,559
2.572% 2/11/31 (c)	690,000	584,216
3.068% 4/30/41 (c)	100,000	73,552
3.584% 5/22/28 (c)	82,000	76,370
3.75% 1/24/24	150,000	148,270
4.1% 6/3/26	1,194,000	1,145,529
4.75% 12/7/46	157,000	133,635
4.897% 7/25/33 (c)	130,000	124,698
5.013% 4/4/51 (c)	130,000	121,083
5.375% 2/7/35	100,000	98,811
5.389% 4/24/34 (c)	280,000	278,212
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	551,253
4.11% 7/24/34 (c)	320,000	278,270
		39,552,962
Capital Markets - 1.6%
Ameriprise Financial, Inc. 2.875% 9/15/26	100,000	93,296
Ares Capital Corp. 2.15% 7/15/26	234,000	202,895
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,076,174
1.8% 7/28/31	80,000	63,364
3.85% 4/28/28	27,000	25,692
4.543% 2/1/29 (c)	240,000	233,586
5.802% 10/25/28 (c)	110,000	112,120
BlackRock, Inc. 3.5% 3/18/24	470,000	462,884
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	255,497
Charles Schwab Corp.:
2% 3/20/28	215,000	185,106
3.2% 3/2/27	350,000	321,857
CME Group, Inc. 3.75% 6/15/28	110,000	105,216
Credit Suisse AG 0.495% 2/2/24	700,000	673,379
Deutsche Bank AG 4.1% 1/13/26	200,000	188,672
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	128,901
3.7% 5/30/24	200,000	194,176
3.729% 1/14/32 (c)	200,000	151,239
4.1% 1/13/26	200,000	187,149
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	209,130
3.691% 6/5/28 (c)	440,000	413,399
4.017% 10/31/38 (c)	887,000	751,161
4.223% 5/1/29 (c)	60,000	56,669
4.411% 4/23/39 (c)	100,000	87,261
4.75% 10/21/45	28,000	25,451
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	137,965
2.65% 9/15/40	80,000	56,710
3% 6/15/50	138,000	95,396
3.75% 9/21/28	50,000	47,313
4.6% 3/15/33	240,000	232,514
Jefferies Financial Group, Inc. 4.85% 1/15/27	100,000	97,958
Moody's Corp. 4.875% 12/17/48	123,000	115,219
Morgan Stanley:
CME Term SOFR 3 Month Index + 1.430% 4.457% 4/22/39 (c)(d)	295,000	262,787
2.699% 1/22/31 (c)	230,000	195,614
3.591% 7/22/28 (c)	210,000	193,765
3.625% 1/20/27	96,000	91,153
3.772% 1/24/29 (c)	300,000	280,073
3.971% 7/22/38 (c)	120,000	102,156
4.375% 1/22/47	148,000	131,581
5.164% 4/20/29 (c)	200,000	197,557
5.25% 4/21/34 (c)	100,000	98,745
5.297% 4/20/37 (c)	140,000	132,467
5.597% 3/24/51 (c)	90,000	93,952
5.948% 1/19/38 (c)	80,000	78,963
6.342% 10/18/33 (c)	320,000	340,417
6.375% 7/24/42	190,000	211,859
NASDAQ, Inc.:
2.5% 12/21/40	100,000	67,071
5.35% 6/28/28	40,000	40,058
5.55% 2/15/34	40,000	40,157
5.95% 8/15/53	8,000	8,191
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	530,961
Northern Trust Corp. 1.95% 5/1/30	220,000	180,868
S&P Global, Inc.:
2.3% 8/15/60	100,000	57,916
2.45% 3/1/27	590,000	544,189
4.75% 8/1/28	140,000	139,151
State Street Corp.:
1.684% 11/18/27 (c)	204,000	181,905
4.821% 1/26/34 (c)	100,000	97,097
UBS Group AG 4.55% 4/17/26	250,000	240,291
		11,526,293
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	223,288
2.875% 8/14/24	150,000	144,149
3.85% 10/29/41	150,000	113,942
4.45% 4/3/26	150,000	143,216
4.5% 9/15/23	150,000	149,437
4.625% 10/15/27	220,000	208,452
4.875% 1/16/24	150,000	148,946
Ally Financial, Inc.:
5.125% 9/30/24	290,000	284,510
5.8% 5/1/25	250,000	245,747
6.992% 6/13/29 (c)	120,000	118,500
American Express Co.:
2.5% 7/30/24	219,000	211,704
2.55% 3/4/27	100,000	91,041
3.3% 5/3/27	30,000	28,006
4.05% 12/3/42	160,000	139,291
Capital One Financial Corp.:
3.8% 1/31/28	251,000	230,651
5.817% 2/1/34 (c)	150,000	143,111
6.377% 6/8/34 (c)	50,000	49,642
Synchrony Financial:
3.95% 12/1/27	150,000	130,680
4.375% 3/19/24	45,000	44,121
5.15% 3/19/29	159,000	144,258
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	278,475
2.25% 10/18/23	113,000	111,851
3% 4/1/25	580,000	557,916
5.45% 11/10/27	380,000	387,588
		4,328,522
Financial Services - 1.2%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	197,548
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33	200,000	201,457
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	31,829
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	149,243
4.7% 3/24/25	180,000	173,363
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	167,256
3.001% 3/17/52	100,000	68,962
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	36,956
4.125% 5/15/29	19,000	16,948
Corebridge Financial, Inc.:
3.5% 4/4/25	130,000	123,848
6.875% 12/15/52 (c)	100,000	95,849
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	67,037
2.6% 11/15/29	80,000	70,404
3.4% 11/15/49	50,000	39,070
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	336,905
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	33,786	27,562
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	219,392
2.25% 3/1/31	200,000	159,614
Fiserv, Inc.:
2.75% 7/1/24	440,000	426,895
3.5% 7/1/29	80,000	73,019
4.4% 7/1/49	240,000	202,793
Global Payments, Inc.:
1.2% 3/1/26	346,000	307,482
5.4% 8/15/32	140,000	136,421
Japan International Cooperation Agency 1.75% 4/28/31	200,000	161,946
John Deere Capital Corp.:
2.6% 3/7/24	60,000	58,805
2.8% 7/18/29	220,000	197,140
3.65% 10/12/23	290,000	288,450
KfW:
0.25% 10/19/23	300,000	295,512
0.375% 7/18/25	2,072,000	1,891,928
2.625% 2/28/24	400,000	392,432
2.875% 4/3/28	14,000	13,165
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	79,355
MasterCard, Inc.:
2% 11/18/31	240,000	198,152
2.95% 6/1/29	50,000	45,486
3.3% 3/26/27	38,000	36,298
3.35% 3/26/30	53,000	49,388
3.85% 3/26/50	115,000	98,989
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	170,000	157,570
5.8% 1/15/33	60,000	62,737
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	65,506
2.3% 6/1/30	120,000	101,731
4.4% 6/1/32	100,000	96,355
The Western Union Co. 2.85% 1/10/25	70,000	66,581
Visa, Inc.:
1.1% 2/15/31	250,000	196,934
2.05% 4/15/30	350,000	299,753
2.7% 4/15/40	150,000	115,228
4.15% 12/14/35	38,000	36,176
		8,335,470
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	278,266
4.35% 11/3/45	128,000	115,842
AFLAC, Inc. 3.6% 4/1/30	224,000	205,499
Allstate Corp.:
1.45% 12/15/30	110,000	85,290
5.55% 5/9/35	156,000	158,101
American International Group, Inc.:
2.5% 6/30/25	30,000	28,254
4.25% 3/15/29	100,000	94,105
4.375% 6/30/50	240,000	202,640
4.5% 7/16/44	25,000	21,534
4.75% 4/1/48	100,000	89,698
5.75% 4/1/48 (c)	280,000	272,101
Aon Corp. 3.75% 5/2/29	120,000	111,079
Arthur J. Gallagher & Co. 5.75% 3/2/53	45,000	45,221
Athene Holding Ltd. 6.65% 2/1/33	100,000	100,789
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	80,486
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	97,666
2.85% 10/15/50	220,000	153,093
4.2% 8/15/48	243,000	218,811
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	21,428
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	58,149
Lincoln National Corp. 4.35% 3/1/48	160,000	114,287
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	92,878
4.9% 3/15/49	50,000	47,021
5.75% 11/1/32	100,000	105,105
MetLife, Inc.:
4.05% 3/1/45	18,000	15,105
4.55% 3/23/30	600,000	586,302
4.875% 11/13/43	100,000	91,923
Principal Financial Group, Inc. 5.375% 3/15/33	120,000	118,878
Progressive Corp.:
2.5% 3/15/27	100,000	91,683
4.2% 3/15/48	135,000	115,343
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	21,885
3.935% 12/7/49	38,000	30,236
4.35% 2/25/50	285,000	241,752
5.125% 3/1/52 (c)	50,000	45,144
6% 9/1/52 (c)	40,000	37,997
The Travelers Companies, Inc.:
2.55% 4/27/50	200,000	128,248
4% 5/30/47	32,000	26,944
Willis Group North America, Inc. 2.95% 9/15/29	170,000	146,236
		4,495,019
TOTAL FINANCIALS		68,238,266
HEALTH CARE - 2.9%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	60,000	57,568
2.95% 11/21/26	50,000	46,712
3.2% 11/21/29	80,000	72,342
3.8% 3/15/25	61,000	59,305
4.05% 11/21/39	50,000	43,533
4.25% 11/21/49	390,000	336,620
4.3% 5/14/36	140,000	128,569
4.55% 3/15/35	80,000	76,182
4.7% 5/14/45	120,000	109,636
4.875% 11/14/48	100,000	94,502
Amgen, Inc.:
3.15% 2/21/40	410,000	313,539
3.2% 11/2/27	56,000	52,294
3.375% 2/21/50	110,000	80,592
4.2% 3/1/33	260,000	242,639
4.4% 5/1/45	102,000	88,343
4.875% 3/1/53	50,000	46,005
5.15% 3/2/28	480,000	479,568
5.25% 3/2/33	100,000	100,128
5.65% 3/2/53	182,000	184,312
5.75% 3/2/63	120,000	121,733
Biogen, Inc. 3.25% 2/15/51	270,000	188,482
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	121,753
4% 9/1/36	40,000	36,068
4.15% 3/1/47	60,000	52,058
4.5% 2/1/45	311,000	283,667
		3,416,150
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	234,445
4.9% 11/30/46	150,000	151,444
Baxter International, Inc.:
1.915% 2/1/27	180,000	159,879
2.539% 2/1/32	180,000	145,804
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	131,189
3.7% 6/6/27	52,000	49,440
4.669% 6/6/47	130,000	119,456
Boston Scientific Corp.:
3.75% 3/1/26	120,000	115,096
4% 3/1/29	100,000	93,113
4.7% 3/1/49	140,000	131,131
GE Healthcare Holding LLC 5.905% 11/22/32	140,000	146,465
Medtronic, Inc. 4.625% 3/15/45	168,000	163,457
Stryker Corp. 2.9% 6/15/50	100,000	69,147
		1,710,066
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	60,000	53,172
AHS Hospital Corp. 2.78% 7/1/51	250,000	164,233
Allina Health System, Inc. 3.887% 4/15/49	20,000	16,157
Banner Health 2.913% 1/1/51	100,000	67,089
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	74,010
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	56,651
Cardinal Health, Inc. 3.41% 6/15/27	67,000	63,151
Centene Corp.:
2.625% 8/1/31	130,000	103,594
3.375% 2/15/30	260,000	223,454
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	51,639
Cigna Group:
3.75% 7/15/23	10,000	9,991
4.125% 11/15/25	25,000	24,338
4.375% 10/15/28	30,000	29,009
4.5% 2/25/26	74,000	72,390
4.8% 8/15/38	80,000	75,521
4.8% 7/15/46	465,000	426,591
4.9% 12/15/48	30,000	27,920
CommonSpirit Health:
2.76% 10/1/24	740,000	712,347
3.91% 10/1/50	125,000	96,578
CVS Health Corp.:
2.7% 8/21/40	467,000	325,981
3% 8/15/26	20,000	18,749
3.25% 8/15/29	195,000	175,115
3.75% 4/1/30	380,000	348,565
4.1% 3/25/25	32,000	31,312
4.25% 4/1/50	37,000	30,648
4.3% 3/25/28	264,000	254,607
5% 1/30/29	40,000	39,614
5.05% 3/25/48	131,000	120,748
5.25% 2/21/33	150,000	149,417
5.3% 6/1/33	70,000	69,891
Elevance Health, Inc.:
3.35% 12/1/24	89,000	86,052
3.65% 12/1/27	320,000	302,117
4.101% 3/1/28	50,000	47,993
4.375% 12/1/47	175,000	152,530
4.55% 3/1/48	120,000	105,319
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	90,959
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	977,209
5.25% 6/15/49	100,000	90,233
Humana, Inc. 3.95% 3/15/27	445,000	425,241
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	62,583
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	46,279
3.266% 11/1/49	80,000	59,066
4.15% 5/1/47	30,000	26,199
MidMichigan Health 3.409% 6/1/50	33,000	23,581
Novant Health, Inc. 3.168% 11/1/51	105,000	75,347
Orlando Health Obligated Group 3.327% 10/1/50	57,000	42,581
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	25,598
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	77,861
Sutter Health 3.361% 8/15/50	130,000	93,299
Trinity Health Corp. 2.632% 12/1/40	50,000	35,522
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	162,775
1.25% 1/15/26	81,000	74,000
2.375% 8/15/24	90,000	86,972
2.9% 5/15/50	120,000	83,638
3.05% 5/15/41	230,000	177,787
3.5% 8/15/39	772,000	647,497
3.7% 8/15/49	40,000	32,129
3.75% 10/15/47	30,000	24,691
4.25% 1/15/29	100,000	97,155
4.45% 12/15/48	102,000	92,927
4.625% 7/15/35	100,000	97,767
5.05% 4/15/53	100,000	99,395
5.25% 2/15/28	90,000	91,757
5.35% 2/15/33	90,000	93,519
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	46,765
		8,666,825
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 2.25% 9/15/31	90,000	72,213
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	261,679
2.25% 5/28/31	290,000	244,701
4.875% 3/3/33	110,000	111,579
AstraZeneca PLC:
4.375% 11/16/45	45,000	41,811
4.375% 8/17/48	50,000	46,628
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	68,165
3.7% 3/15/52	330,000	267,592
4.125% 6/15/39	100,000	91,174
4.55% 2/20/48	42,000	39,168
Eli Lilly & Co.:
2.25% 5/15/50	200,000	130,378
4.875% 2/27/53	50,000	51,355
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	125,009
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32	250,000	224,110
Johnson & Johnson:
1.3% 9/1/30	110,000	90,348
2.1% 9/1/40	220,000	154,989
2.45% 3/1/26	760,000	717,753
2.45% 9/1/60	110,000	71,152
3.4% 1/15/38	116,000	101,093
3.55% 3/1/36	110,000	98,788
Merck & Co., Inc.:
3.7% 2/10/45	45,000	38,207
4.05% 5/17/28	100,000	98,262
4.15% 5/18/43	266,000	241,754
4.5% 5/17/33	150,000	148,788
5% 5/17/53	150,000	151,956
Mylan NV 4.55% 4/15/28	20,000	18,842
Novartis Capital Corp.:
1.75% 2/14/25	100,000	94,807
2% 2/14/27	320,000	293,246
2.75% 8/14/50	50,000	36,397
3% 11/20/25	460,000	440,009
3.1% 5/17/27	90,000	85,739
4% 11/20/45	35,000	31,575
Pfizer Investment Enterprises:
4.45% 5/19/28	270,000	265,381
4.65% 5/19/30	113,000	111,651
4.75% 5/19/33	200,000	199,246
5.11% 5/19/43	150,000	150,340
5.3% 5/19/53	154,000	160,111
Pfizer, Inc.:
2.55% 5/28/40	125,000	92,020
2.7% 5/28/50	380,000	268,380
3.45% 3/15/29	70,000	65,903
4% 12/15/36	36,000	33,542
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	103,285
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	166,210
3.025% 7/9/40	272,000	205,888
Viatris, Inc.:
2.7% 6/22/30	100,000	80,923
4% 6/22/50	100,000	66,134
Zoetis, Inc. 4.45% 8/20/48	60,000	53,374
		6,639,442
TOTAL HEALTH CARE		20,504,696
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	147,361
4.25% 4/1/50	50,000	45,832
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	61,557
4.7% 5/15/46	28,000	26,918
5.9% 11/15/63	100,000	113,772
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	74,606
4.03% 10/15/47	106,000	91,065
5.25% 5/1/50	120,000	121,954
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	3,990
3.75% 11/1/46	30,000	24,172
4.05% 5/4/47	18,000	15,296
4.125% 11/16/28	260,000	250,415
4.35% 4/15/47	50,000	44,309
4.45% 11/16/38	370,000	340,314
5.15% 2/27/33	240,000	243,280
The Boeing Co.:
3.2% 3/1/29	126,000	112,657
4.875% 5/1/25	660,000	650,621
5.705% 5/1/40	836,000	833,916
5.805% 5/1/50	130,000	129,526
		3,331,561
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	119,845
4.25% 5/15/30	175,000	167,204
4.9% 1/15/34	130,000	127,095
4.95% 10/17/48	102,000	93,628
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	85,069
4.875% 3/3/33	180,000	181,899
5.3% 4/1/50	170,000	178,581
		953,321
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	45,563
2.722% 2/15/30	100,000	86,071
3.377% 4/5/40	195,000	149,697
3.577% 4/5/50	50,000	36,950
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	148,580
Masco Corp.:
2% 2/15/31	103,000	81,249
3.125% 2/15/51	52,000	32,675
Owens Corning 3.875% 6/1/30	100,000	91,360
		672,145
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	392,400
3.95% 5/15/28	28,000	26,841
		419,241
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 3/15/33	150,000	142,460
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3% 4/1/25	280,000	269,487
3.05% 2/15/51	211,000	149,472
3.25% 6/15/27	30,000	28,557
4.05% 6/15/48	207,000	177,371
4.45% 3/15/43	100,000	90,847
5.2% 4/15/54	60,000	61,195
Canadian National Railway Co. 2.45% 5/1/50	210,000	133,676
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	125,841
2.45% 12/2/31	140,000	122,620
3.1% 12/2/51	140,000	99,226
CSX Corp.:
4.3% 3/1/48	140,000	121,815
4.5% 3/15/49	160,000	142,960
4.75% 11/15/48	70,000	64,758
Norfolk Southern Corp.:
2.9% 8/25/51	110,000	72,800
3.8% 8/1/28	63,000	59,575
4.05% 8/15/52	90,000	74,037
4.15% 2/28/48	38,000	31,921
4.45% 3/1/33	150,000	143,527
Union Pacific Corp.:
2.75% 3/1/26	160,000	151,316
2.891% 4/6/36	79,000	62,986
2.973% 9/16/62	290,000	188,824
3.25% 2/5/50	50,000	37,350
3.6% 9/15/37	38,000	32,404
3.839% 3/20/60	70,000	55,682
5.15% 1/20/63	120,000	119,812
		2,618,059
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	152,012
2.65% 4/15/25	24,000	22,849
3% 8/7/25	310,000	295,935
3.05% 4/15/30	19,000	17,119
3.7% 4/15/50	24,000	18,992
General Electric Co. 4.35% 5/1/50	489,000	424,386
Honeywell International, Inc.:
2.8% 6/1/50	150,000	111,418
3.812% 11/21/47	20,000	17,022
		1,059,733
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	168,376
1.1% 9/14/27	530,000	457,558
3.65% 12/7/23	310,000	308,049
Caterpillar, Inc. 3.25% 9/19/49	110,000	86,608
Deere & Co. 2.875% 9/7/49	130,000	97,631
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	117,760
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	45,234
2.565% 2/15/30	70,000	60,350
3.362% 2/15/50	50,000	36,701
Parker Hannifin Corp. 4% 6/14/49	110,000	91,561
Stanley Black & Decker, Inc. 2.75% 11/15/50	150,000	89,155
		1,558,983
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	590,387
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	50,000	50,954
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	195,191	176,404
		817,745
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	72,314
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	111,004
3.25% 3/1/25	88,000	83,778
3.75% 6/1/26	158,000	149,312
3.875% 7/3/23	526,000	526,000
4.25% 2/1/24	170,000	168,203
		1,038,297
TOTAL INDUSTRIALS		12,683,859
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.9% 2/15/39	130,000	143,808
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	730,000	715,864
Corning, Inc. 5.35% 11/15/48	10,000	9,654
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	387,157
8.1% 7/15/36	80,000	93,597
8.35% 7/15/46	187,000	229,320
		1,435,592
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	134,682
IBM Corp.:
1.95% 5/15/30	175,000	144,963
2.95% 5/15/50	175,000	117,217
3.5% 5/15/29	843,000	777,961
		1,174,823
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	130,000	96,542
Applied Materials, Inc. 4.35% 4/1/47	28,000	26,124
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,223,059
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	68,573
4.3% 11/15/32	250,000	229,320
4.75% 4/15/29	50,000	48,370
5% 4/15/30	50,000	49,088
Intel Corp.:
3.25% 11/15/49	110,000	77,572
3.734% 12/8/47	617,000	479,641
4.875% 2/10/28	100,000	99,622
5.2% 2/10/33	550,000	555,213
Lam Research Corp. 2.875% 6/15/50	150,000	104,795
Micron Technology, Inc.:
4.663% 2/15/30	230,000	216,879
5.375% 4/15/28	60,000	59,421
NVIDIA Corp.:
2% 6/15/31	216,000	180,903
2.85% 4/1/30	100,000	90,683
3.5% 4/1/40	50,000	42,805
3.5% 4/1/50	50,000	40,632
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	218,076
Qualcomm, Inc.:
1.65% 5/20/32	54,000	42,614
5.4% 5/20/33	250,000	263,233
6% 5/20/53	120,000	134,316
Texas Instruments, Inc.:
4.15% 5/15/48	70,000	63,581
4.9% 3/14/33	100,000	102,459
		4,513,521
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	326,000	225,509
2.921% 3/17/52	534,000	397,279
3.3% 2/6/27	115,000	110,590
3.45% 8/8/36	31,000	28,275
4.2% 11/3/35	170,000	168,178
Oracle Corp.:
1.65% 3/25/26	207,000	187,863
2.5% 4/1/25	80,000	75,931
2.95% 4/1/30	150,000	130,930
3.25% 11/15/27	96,000	89,061
3.6% 4/1/50	300,000	214,368
3.8% 11/15/37	110,000	89,937
3.85% 4/1/60	80,000	56,383
3.9% 5/15/35	220,000	189,828
4% 11/15/47	187,000	143,968
4.9% 2/6/33	250,000	242,676
5.375% 7/15/40	641,000	611,744
Roper Technologies, Inc.:
1% 9/15/25	50,000	45,462
1.4% 9/15/27	50,000	43,104
1.75% 2/15/31	50,000	39,663
2% 6/30/30	330,000	269,707
Salesforce, Inc. 2.7% 7/15/41	220,000	161,635
		3,522,091
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.125% 5/11/25	772,000	719,263
1.2% 2/8/28	440,000	381,350
1.25% 8/20/30	50,000	40,595
2.375% 2/8/41	330,000	243,377
2.55% 8/20/60	200,000	131,971
2.95% 9/11/49	240,000	178,489
3% 11/13/27	96,000	90,448
3.75% 11/13/47	57,000	49,338
3.85% 5/4/43	369,000	329,271
4.3% 5/10/33	250,000	248,650
4.5% 2/23/36	90,000	91,510
HP, Inc.:
2.2% 6/17/25	160,000	150,493
4.2% 4/15/32	110,000	98,656
		2,753,411
TOTAL INFORMATION TECHNOLOGY		13,543,246
MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	92,268
2.05% 5/15/30	60,000	50,934
2.7% 5/15/40	60,000	44,747
2.8% 5/15/50	100,000	71,418
DuPont de Nemours, Inc.:
4.725% 11/15/28	35,000	34,419
5.319% 11/15/38	679,000	672,761
Eastman Chemical Co. 4.5% 12/1/28	174,000	165,813
Ecolab, Inc. 1.3% 1/30/31	300,000	235,178
LYB International Finance II BV 3.5% 3/2/27	166,000	156,992
LYB International Finance III LLC:
3.375% 10/1/40	20,000	14,695
3.625% 4/1/51	120,000	83,047
4.2% 10/15/49	100,000	76,507
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,274
4.9% 3/27/28	160,000	156,926
5% 4/1/49	103,000	92,598
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	273,341
3.8% 8/15/49	80,000	61,859
4.5% 6/1/47	50,000	43,777
The Dow Chemical Co.:
2.1% 11/15/30	250,000	206,442
3.6% 11/15/50	150,000	111,606
4.8% 5/15/49	50,000	43,526
7.375% 11/1/29	46,000	51,182
The Mosaic Co. 4.05% 11/15/27	90,000	85,696
Westlake Corp. 3.6% 8/15/26	625,000	586,518
		3,424,524
Containers & Packaging - 0.0%
International Paper Co. 4.8% 6/15/44	155,000	136,686
WRKCo, Inc. 4.65% 3/15/26	290,000	281,368
		418,054
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	163,000	158,529
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	176,058
Freeport-McMoRan, Inc. 5.4% 11/14/34	140,000	135,195
Newmont Corp.:
2.25% 10/1/30	100,000	81,929
2.8% 10/1/29	100,000	85,965
5.45% 6/9/44	80,000	78,722
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	100,000	68,101
5.2% 11/2/40	120,000	121,022
Southern Copper Corp. 5.875% 4/23/45	30,000	30,529
Vale Overseas Ltd. 3.75% 7/8/30	300,000	263,291
		1,199,341
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	252,963
TOTAL MATERIALS		5,294,882
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	94,376
3% 5/18/51	125,000	76,868
4.85% 4/15/49	90,000	75,437
American Tower Corp.:
2.1% 6/15/30	160,000	129,204
3.1% 6/15/50	160,000	104,406
3.6% 1/15/28	32,000	29,462
3.8% 8/15/29	70,000	63,860
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	109,174
3.2% 1/15/28	63,000	57,991
Boston Properties, Inc.:
3.65% 2/1/26	100,000	92,773
6.75% 12/1/27	180,000	182,035
Corporate Office Properties LP 2.75% 4/15/31	50,000	37,992
Crown Castle International Corp.:
1.35% 7/15/25	79,000	72,225
2.25% 1/15/31	100,000	81,504
3.25% 1/15/51	40,000	27,263
3.7% 6/15/26	100,000	94,989
5.1% 5/1/33	160,000	157,230
ERP Operating LP:
3.5% 3/1/28	61,000	56,449
4.15% 12/1/28	330,000	313,542
Healthpeak OP, LLC 3% 1/15/30	140,000	121,613
Kimco Realty Op LLC:
1.9% 3/1/28	570,000	479,996
3.3% 2/1/25	180,000	172,100
NNN (REIT), Inc. 3% 4/15/52	100,000	60,781
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	221,448
Prologis LP:
1.75% 2/1/31	370,000	294,220
3% 4/15/50	145,000	98,525
Realty Income Corp.:
3.25% 1/15/31	220,000	192,289
3.4% 1/15/28	230,000	212,054
4.9% 7/15/33	50,000	47,791
Simon Property Group LP:
2.65% 7/15/30	125,000	106,172
3.375% 12/1/27	935,000	862,600
UDR, Inc. 2.1% 6/15/33	80,000	59,007
Ventas Realty LP:
4.4% 1/15/29	40,000	37,334
4.875% 4/15/49	160,000	136,509
VICI Properties LP:
4.75% 2/15/28	70,000	66,278
5.125% 5/15/32	70,000	65,495
Welltower OP LLC 4.95% 9/1/48	76,000	67,845
		5,158,837
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	136,718
TOTAL REAL ESTATE		5,295,555
UTILITIES - 2.1%
Electric Utilities - 1.4%
AEP Transmission Co. LLC 5.4% 3/15/53	160,000	164,431
Alabama Power Co. 6% 3/1/39	180,000	187,321
American Electric Power Co., Inc. 5.625% 3/1/33	140,000	142,332
Appalachian Power Co.:
3.3% 6/1/27	110,000	102,674
4.45% 6/1/45	18,000	14,813
4.5% 3/1/49	90,000	75,713
Arizona Public Service Co.:
2.95% 9/15/27	68,000	61,709
3.5% 12/1/49	100,000	69,889
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	133,329
3.2% 9/15/49	150,000	108,597
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	186,509
Commonwealth Edison Co.:
4% 3/1/48	42,000	35,095
4.9% 2/1/33	110,000	109,512
DTE Electric Co.:
3% 3/1/32	100,000	86,121
5.4% 4/1/53	110,000	113,526
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	163,887
3.95% 3/15/48	31,000	25,259
4.25% 12/15/41	341,000	295,193
Duke Energy Corp.:
2.45% 6/1/30	182,000	152,833
3.75% 9/1/46	80,000	60,514
3.95% 8/15/47	250,000	194,179
4.2% 6/15/49	90,000	73,001
Duke Energy Florida LLC 6.35% 9/15/37	110,000	119,285
Duke Energy Progress LLC:
3.7% 10/15/46	170,000	132,003
5.25% 3/15/33	100,000	101,569
Entergy Corp. 0.9% 9/15/25	400,000	359,241
Entergy Louisiana LLC 3.1% 6/15/41	110,000	82,762
Entergy, Inc.:
3.55% 9/30/49	29,000	21,472
5.15% 1/15/33	110,000	110,235
Eversource Energy:
2.55% 3/15/31	120,000	99,722
3.3% 1/15/28	62,000	57,079
3.45% 1/15/50	60,000	43,954
5.45% 3/1/28	150,000	151,006
Exelon Corp.:
3.4% 4/15/26	150,000	142,516
4.05% 4/15/30	150,000	140,172
4.45% 4/15/46	144,000	122,286
FirstEnergy Corp.:
1.6% 1/15/26	85,000	76,872
5.1% 7/15/47	140,000	125,584
Florida Power & Light Co.:
2.85% 4/1/25	317,000	304,488
2.875% 12/4/51	150,000	103,684
4.125% 6/1/48	26,000	22,455
Georgia Power Co. 4.95% 5/17/33	200,000	197,419
Interstate Power and Light Co. 2.3% 6/1/30	93,000	77,253
Kentucky Utilities Co. 5.125% 11/1/40	100,000	95,737
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	176,446
3.65% 8/1/48	30,000	23,097
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	445,682
2.44% 1/15/32	500,000	405,377
3.5% 4/1/29	140,000	127,582
Northern States Power Co.:
2.9% 3/1/50	80,000	55,106
3.6% 9/15/47	50,000	39,316
NSTAR Electric Co. 4.95% 9/15/52	50,000	48,513
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	70,616
3.75% 4/1/45	120,000	98,038
4.55% 9/15/32	150,000	145,563
Pacific Gas & Electric Co.:
2.1% 8/1/27	210,000	179,379
3.5% 8/1/50	682,000	433,824
PacifiCorp 6% 1/15/39	235,000	230,131
PECO Energy Co. 3.9% 3/1/48	96,000	78,876
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	50,573
5.212% 12/1/49	160,000	159,591
PPL Capital Funding, Inc. 4% 9/15/47	20,000	14,754
PPL Electric Utilities Corp. 3% 10/1/49	100,000	70,723
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	82,554
6.25% 9/1/37	182,000	195,311
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	60,323
2.7% 5/1/50	100,000	66,823
3.15% 1/1/50	70,000	50,897
3.6% 12/1/47	44,000	34,546
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	38,020
Southern California Edison Co. 4% 4/1/47	562,000	446,211
Southern Co. 3.25% 7/1/26	352,000	331,093
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	142,196
Tampa Electric Co. 4.45% 6/15/49	100,000	84,748
Union Electric Co. 5.45% 3/15/53	100,000	101,899
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	42,986
3.8% 9/15/47	50,000	39,071
4.6% 12/1/48	52,000	46,310
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	56,100
4% 6/15/28	76,000	72,318
		9,987,824
Gas Utilities - 0.1%
Atmos Energy Corp. 5.45% 10/15/32	180,000	185,671
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	47,751
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	237,616
Southwest Gas Corp. 5.45% 3/23/28	76,000	75,769
		546,807
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 5.8% 3/1/33	130,000	133,072
Southern Power Co. 4.95% 12/15/46	80,000	70,167
		203,239
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.95% 6/1/33	140,000	138,888
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	235,120
4.45% 1/15/49	54,000	45,540
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	60,012
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	106,232
4.65% 12/1/48	50,000	44,498
5.2% 3/1/33	100,000	101,074
5.5% 12/1/39	256,000	252,573
Consumers Energy Co.:
2.5% 5/1/60	100,000	57,402
4.625% 5/15/33	130,000	126,453
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	644,005
4.6% 3/15/49	50,000	42,898
4.7% 12/1/44	26,000	22,485
7% 6/15/38	130,000	142,828
DTE Energy Co. 2.85% 10/1/26	140,000	128,762
NiSource, Inc.:
0.95% 8/15/25	280,000	255,342
2.95% 9/1/29	190,000	166,370
3.49% 5/15/27	50,000	47,043
3.95% 3/30/48	46,000	36,913
5.25% 2/15/43	156,000	149,189
Public Service Enterprise Group, Inc. 5.85% 11/15/27	100,000	102,013
Puget Energy, Inc. 4.1% 6/15/30	200,000	182,099
San Diego Gas & Electric Co. 5.35% 4/1/53	100,000	99,185
Sempra Energy 6% 10/15/39	274,000	280,355
WEC Energy Group, Inc. 4.75% 1/15/28	100,000	97,721
		3,565,000
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	189,902
TOTAL UTILITIES		14,492,772
TOTAL NONCONVERTIBLE BONDS (Cost $222,371,705)		192,705,903

U.S. Government and Government Agency Obligations - 40.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	95,000	86,445
0.5% 6/17/25	2,248,000	2,063,850
0.625% 4/22/25	258,000	238,602
0.875% 8/5/30	339,000	272,501
1.75% 7/2/24	100,000	96,432
1.875% 9/24/26	60,000	55,380
Federal Farm Credit Bank 1.4% 3/10/28	900,000	788,009
Federal Home Loan Bank:
0.375% 9/4/25	160,000	145,754
0.79% 2/25/26	750,000	675,728
1.5% 8/15/24	100,000	95,915
Freddie Mac:
0.25% 8/24/23	500,000	496,501
0.375% 7/21/25	448,000	408,750
0.375% 9/23/25	231,000	209,602
6.25% 7/15/32	360,000	418,195
Tennessee Valley Authority:
0.75% 5/15/25	600,000	553,605
2.875% 2/1/27	130,000	122,270
4.25% 9/15/65	30,000	26,901
5.88% 4/1/36	260,000	295,363
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,049,803
U.S. Treasury Obligations - 39.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,921,000	1,893,515
1.125% 8/15/40	331,000	212,823
1.25% 5/15/50	2,000	1,125
1.375% 11/15/40	4,440,000	2,970,638
1.375% 8/15/50	5,875,000	3,413,696
1.625% 11/15/50	4,208,000	2,613,234
1.75% 8/15/41	3,170,000	2,227,049
1.875% 2/15/41	5,295,000	3,845,287
1.875% 2/15/51	2,014,000	1,333,567
1.875% 11/15/51	3,115,000	2,056,143
2% 11/15/41	1,418,000	1,037,965
2% 8/15/51	1,564,000	1,066,147
2.25% 5/15/41	280,000	215,644
2.25% 8/15/46	110,000	80,364
2.25% 8/15/49	129,000	93,722
2.25% 2/15/52	1,201,000	867,910
2.375% 2/15/42	780,000	606,952
2.375% 5/15/51	2,575,000	1,914,452
2.5% 2/15/45	18,000	13,936
2.5% 2/15/46	112,000	86,209
2.5% 5/15/46	93,000	71,512
2.75% 8/15/42	197,000	162,325
2.75% 11/15/42	587,000	482,830
2.75% 8/15/47	51,000	41,023
2.75% 11/15/47	107,000	86,064
2.875% 5/15/43	20,000	16,729
2.875% 8/15/45	156,000	128,730
2.875% 5/15/49	1,000	827
2.875% 5/15/52	1,460,000	1,209,918
3% 5/15/42	89,000	76,498
3% 11/15/44	299,000	253,017
3% 5/15/45	4,000	3,378
3% 2/15/47	49,000	41,256
3% 5/15/47	48,000	40,419
3% 2/15/48	87,000	73,355
3% 8/15/48	3,000	2,531
3% 2/15/49	134,000	113,319
3% 8/15/52	4,160,000	3,536,975
3.125% 11/15/41	113,000	99,506
3.125% 2/15/42	65,000	57,134
3.125% 2/15/43	838,000	730,795
3.125% 8/15/44	167,000	144,514
3.125% 5/15/48	29,000	25,016
3.25% 5/15/42	690,000	615,717
3.375% 8/15/42	5,620,000	5,101,248
3.375% 5/15/44	1,536,000	1,384,740
3.375% 11/15/48	157,000	141,883
3.5% 2/15/39	8,000	7,664
3.625% 2/15/44	2,647,000	2,479,908
3.625% 2/15/53	600,000	575,813
3.625% 5/15/53	1,730,000	1,662,692
3.75% 8/15/41	45,000	43,465
3.75% 11/15/43	1,120,000	1,070,387
3.875% 8/15/40	52,000	51,596
3.875% 2/15/43	1,910,000	1,862,250
3.875% 5/15/43	1,170,000	1,142,379
4% 11/15/42	3,480,000	3,457,706
4% 11/15/52	4,160,000	4,273,100
4.375% 2/15/38	12,000	12,771
4.375% 11/15/39	24,000	25,410
4.375% 5/15/41	32,000	33,676
4.5% 5/15/38	92,000	99,062
4.5% 8/15/39	17,000	18,274
4.75% 2/15/41	48,000	52,989
5.5% 8/15/28	4,000	4,239
U.S. Treasury Notes:
0.125% 7/15/23	4,000	3,993
0.125% 10/15/23	8,000	7,884
0.125% 12/15/23	7,000	6,841
0.125% 1/15/24	8,000	7,781
0.25% 5/31/25	3,034,000	2,776,466
0.25% 6/30/25	635,000	579,934
0.25% 7/31/25	45,000	40,948
0.25% 8/31/25	154,000	139,719
0.25% 9/30/25	13,103,000	11,867,940
0.25% 10/31/25	1,394,000	1,258,085
0.375% 10/31/23	9,000	8,859
0.375% 4/30/25	1,297,000	1,193,341
0.375% 1/31/26	1,602,000	1,438,296
0.375% 7/31/27	509,000	435,434
0.375% 9/30/27	1,151,000	979,609
0.5% 2/28/26	7,878,000	7,076,660
0.5% 4/30/27	718,000	622,304
0.5% 5/31/27	1,393,000	1,204,346
0.5% 6/30/27	2,827,000	2,437,404
0.5% 10/31/27	3,232,000	2,758,562
0.625% 7/31/26	5,694,000	5,072,776
0.625% 3/31/27	1,460,000	1,274,648
0.625% 11/30/27	1,680,000	1,438,828
0.625% 12/31/27	3,820,000	3,264,309
0.625% 5/15/30	2,549,000	2,041,988
0.625% 8/15/30	360,000	286,805
0.75% 11/15/24	3,110,000	2,925,101
0.75% 3/31/26	2,331,000	2,106,823
0.75% 4/30/26	961,000	865,350
0.75% 5/31/26	1,269,000	1,139,869
0.75% 1/31/28	98,000	84,066
1% 12/15/24	1,610,000	1,515,224
1% 7/31/28	1,229,000	1,054,060
1.125% 2/28/27	691,000	616,610
1.125% 2/29/28	3,054,000	2,661,513
1.125% 8/31/28	110,000	94,776
1.25% 8/31/24	1,923,000	1,834,136
1.25% 11/30/26	545,000	491,032
1.25% 12/31/26	2,240,000	2,016,000
1.25% 3/31/28	2,218,000	1,941,270
1.25% 4/30/28	2,488,000	2,173,501
1.25% 6/30/28	2,989,000	2,601,831
1.25% 9/30/28	748,000	647,517
1.25% 8/15/31	6,574,000	5,394,789
1.375% 1/31/25	1,386,000	1,307,117
1.375% 8/31/26	253,000	230,210
1.375% 10/31/28	580,000	504,600
1.5% 9/30/24	1,783,000	1,701,233
1.5% 10/31/24	2,714,000	2,582,329
1.5% 11/30/24	2,519,000	2,391,672
1.5% 8/15/26	557,000	509,111
1.5% 1/31/27	5,287,000	4,789,072
1.5% 11/30/28	1,091,000	954,284
1.5% 2/15/30	876,000	750,280
1.625% 2/15/26	261,000	241,874
1.625% 5/15/26	264,000	243,592
1.625% 9/30/26	653,000	598,184
1.625% 10/31/26	457,000	417,941
1.625% 11/30/26	180,000	164,341
1.625% 8/15/29	66,000	57,551
1.625% 5/15/31	990,000	841,307
1.75% 7/31/24	1,000,000	961,797
1.75% 12/31/24	2,363,000	2,246,511
1.75% 1/31/29	581,000	513,595
1.875% 6/30/26	589,000	546,620
1.875% 7/31/26	909,000	841,606
1.875% 2/28/29	230,000	204,529
2% 2/15/25	82,000	78,054
2% 8/15/25	50,000	47,170
2% 11/15/26	25,000	23,124
2.125% 5/15/25	13,000	12,346
2.25% 10/31/24	279,000	268,123
2.25% 12/31/24	160,000	153,200
2.25% 2/15/27	393,000	365,444
2.25% 8/15/27	639,000	590,701
2.25% 11/15/27	682,000	628,159
2.375% 4/30/26	405,000	381,918
2.375% 5/15/27	46,000	42,834
2.375% 5/15/29	108,000	98,466
2.5% 1/31/25	238,000	228,415
2.5% 2/28/26	191,000	181,040
2.5% 3/31/27	2,220,000	2,080,470
2.625% 12/31/25	331,000	315,239
2.625% 1/31/26	461,000	438,724
2.625% 5/31/27	2,770,000	2,602,718
2.625% 2/15/29	391,000	362,301
2.625% 7/31/29	4,810,000	4,443,425
2.75% 6/30/25	113,000	108,409
2.75% 4/30/27	2,550,000	2,408,854
2.75% 7/31/27	2,460,000	2,319,223
2.75% 2/15/28	363,000	341,149
2.75% 5/31/29	530,000	493,438
2.75% 8/15/32	11,046,000	10,126,507
2.875% 11/30/23	5,000	4,949
2.875% 5/31/25	144,000	138,600
2.875% 5/15/28	216,000	203,808
2.875% 8/15/28	113,000	106,441
2.875% 5/15/32	120,000	111,263
3% 7/31/24	250,000	243,662
3% 9/30/25	148,000	142,444
3% 10/31/25	130,000	125,034
3.125% 8/31/27	2,710,000	2,591,755
3.125% 11/15/28	940,000	895,460
3.125% 8/31/29	820,000	778,840
3.25% 6/30/27	70,000	67,320
3.25% 6/30/29	100,000	95,672
3.375% 5/15/33	3,000,000	2,893,125
3.5% 9/15/25	2,990,000	2,909,177
3.5% 1/31/28	2,820,000	2,738,374
3.5% 4/30/28	4,620,000	4,487,629
3.5% 1/31/30	2,340,000	2,270,623
3.5% 4/30/30	660,000	640,819
3.5% 2/15/33	370,000	360,403
3.625% 3/31/28	1,770,000	1,728,792
3.625% 3/31/30	3,450,000	3,374,801
3.75% 4/15/26	3,540,000	3,464,775
3.75% 5/31/30	2,570,000	2,534,261
3.875% 4/30/25	6,370,000	6,246,084
3.875% 1/15/26	2,240,000	2,198,175
3.875% 11/30/27	1,840,000	1,813,909
3.875% 12/31/27	2,950,000	2,908,028
3.875% 9/30/29	2,240,000	2,217,950
3.875% 11/30/29	2,450,000	2,427,797
4% 2/15/26	720,000	708,947
4% 2/29/28	3,120,000	3,096,966
4% 6/30/28	1,540,000	1,531,578
4% 10/31/29	1,950,000	1,944,896
4% 2/28/30	1,610,000	1,608,868
4.125% 1/31/25	960,000	944,925
4.125% 6/15/26	1,880,000	1,861,053
4.125% 9/30/27	4,180,000	4,156,651
4.125% 10/31/27	3,550,000	3,531,418
4.125% 11/15/32	3,910,000	3,995,531
4.25% 9/30/24	460,000	453,963
4.25% 12/31/24	840,000	828,253
4.25% 5/31/25	1,580,000	1,560,127
4.25% 10/15/25	2,880,000	2,847,825
4.375% 10/31/24	1,400,000	1,383,102
4.5% 11/15/25	2,070,000	2,059,246
4.625% 2/28/25	7,160,000	7,104,342
TOTAL U.S. TREASURY OBLIGATIONS		279,528,714
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $314,236,238)		286,578,517

U.S. Government Agency - Mortgage Securities - 27.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.7%
1.5% 10/1/36 to 4/1/52	7,354,806	6,115,860
2% 7/1/35 to 12/1/51	27,329,089	22,731,867
2% 9/1/50	215,066	176,921
2.5% 1/1/27 to 3/1/52	15,355,404	13,233,192
3% 4/1/32 to 6/1/52	18,840,682	16,881,845
3.5% 2/1/27 to 10/1/52	8,689,026	8,083,033
4% 6/1/34 to 3/1/53	6,390,953	6,055,000
4.5% 10/1/39 to 2/1/53	3,581,913	3,474,708
5% 7/1/48 to 2/1/53	2,709,144	2,670,326
5.5% 5/1/44 to 4/1/53	1,072,856	1,071,314
6% 10/1/52 to 1/1/53	1,343,423	1,355,914
6.5% 5/1/53	485,302	495,546
TOTAL FANNIE MAE		82,345,526
Freddie Mac - 8.7%
1.5% 10/1/36 to 11/1/51	3,930,757	3,120,063
2% 10/1/30 to 1/1/52	23,139,359	19,215,186
2% 9/1/35	226,728	201,870
2% 11/1/35	324,598	289,010
2% 11/1/35	110,517	98,401
2.5% 4/1/27 to 6/1/52	20,632,055	17,678,525
2.5% 4/1/52	585,105	497,298
3% 1/1/29 to 6/1/52	1,875,493	1,681,017
3% 8/1/47	28,993	25,940
3.5% 7/1/33 to 9/1/52	5,992,925	5,541,509
4% 3/1/26 to 10/1/52	4,209,656	3,996,507
4.5% 11/1/40 to 1/1/53	3,769,709	3,646,556
5% 6/1/30 to 6/1/53	2,406,895	2,375,289
5.5% 6/1/49 to 4/1/53	2,294,127	2,286,690
6% 12/1/52 to 1/1/53	395,210	398,831
6.5% 11/1/52	199,828	204,614
TOTAL FREDDIE MAC		61,257,306
Ginnie Mae - 6.0%
1.5% 5/20/51	108,907	87,637
2% 2/20/51 to 3/20/52	9,629,417	8,099,468
2% 7/1/53 (e)	100,000	83,964
2% 7/1/53 (e)	150,000	125,946
2% 7/1/53 (e)	50,000	41,982
2% 7/1/53 (e)	100,000	83,964
2% 7/1/53 (e)	300,000	251,892
2% 8/1/53 (e)	50,000	42,033
2% 8/1/53 (e)	50,000	42,033
2.5% 10/20/46 to 5/20/52	10,193,934	8,854,378
2.5% 7/1/53 (e)	200,000	173,084
2.5% 7/1/53 (e)	300,000	259,626
2.5% 7/1/53 (e)	100,000	86,542
2.5% 7/1/53 (e)	150,000	129,813
2.5% 7/1/53 (e)	250,000	216,355
2.5% 8/1/53 (e)	150,000	129,973
2.5% 8/1/53 (e)	250,000	216,621
3% 7/20/42 to 11/20/52	7,564,587	6,814,780
3% 7/1/53 (e)	100,000	89,335
3% 7/1/53 (e)	100,000	89,335
3.5% 2/20/46 to 10/20/52	5,701,528	5,318,258
3.5% 7/1/53 (e)	200,000	184,546
4% 4/20/47 to 1/20/53	3,834,923	3,651,126
4.5% 1/20/47 to 5/20/53	2,739,637	2,653,913
4.5% 7/1/53 (e)	200,000	192,973
5% 11/20/47 to 6/20/53	1,983,624	1,956,223
5% 7/1/53 (e)	200,000	196,509
5.5% 9/20/47 to 2/20/53	1,019,420	1,016,101
5.5% 7/1/53 (e)	400,000	398,240
6% 12/20/52 to 1/20/53	696,865	701,935
6% 7/1/53 (e)	100,000	100,664
6.5% 12/20/52	198,550	202,317
6.5% 7/1/53 (e)	200,000	203,516
TOTAL GINNIE MAE		42,695,082
Uniform Mortgage Backed Securities - 0.6%
1.5% 7/1/38 (e)	100,000	86,252
2% 7/1/38 (e)	250,000	221,529
2% 7/1/53 (e)	450,000	366,699
2% 7/1/53 (e)	450,000	366,699
2% 7/1/53 (e)	150,000	122,233
2% 7/1/53 (e)	700,000	570,420
2% 7/1/53 (e)	350,000	285,210
2% 7/1/53 (e)	350,000	285,210
2% 8/1/53 (e)	300,000	244,841
2.5% 7/1/53 (e)	150,000	127,119
2.5% 7/1/53 (e)	400,000	338,984
2.5% 7/1/53 (e)	100,000	84,746
4% 7/1/53 (e)	100,000	93,820
4.5% 7/1/53 (e)	100,000	96,094
5% 7/1/53 (e)	400,000	391,891
5.5% 7/1/53 (e)	500,000	497,597
6% 7/1/53 (e)	300,000	302,613
6.5% 7/1/53 (e)	100,000	102,102
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,584,059
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $217,777,921)		190,881,973

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	105,941
1.39% 7/15/30	150,000	125,837
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	60,000	59,351
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	196,806	191,099
Series 2022-3 Class A2A, 3.97% 4/15/27	330,000	322,063
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	220,000	218,427
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	238,016
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	156,000	153,990
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	28,339
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	220,000	216,065
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	170,876	166,610
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	150,000	149,859
Series 2023 A Class A3, 4.58% 4/15/27	220,000	216,590
3.72% 11/16/26	223,000	217,233
TOTAL ASSET-BACKED SECURITIES (Cost $2,520,229)		2,409,420

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	146,333	139,408
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	185,649
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	284,776
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	83,453
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	317,225
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	398,406
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	82,927
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	117,847
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	86,452
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	75,448
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	83,363
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	923,676
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	168,560
Class A5, 3.0161% 9/15/52	200,000	171,978
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	149,575
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	592,616
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	623,927
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	478,035
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	480,276
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	725,047
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	82,909
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	168,784
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	167,877
Series K080 Class A2, 3.926% 7/25/28	80,000	77,698
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	122,853
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	274,491
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	116,666
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	572,021
Series K079 Class A2, 3.926% 6/25/28	20,000	19,423
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	63,412	61,115
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	222,224
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	145,804
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	143,964
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	402,707
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	83,839
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	313,602
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	172,046
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	468,124
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	115,482
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	75,672
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,076,624)		9,975,945

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	69,326
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	88,821
Series 2010 S1, 7.043% 4/1/50	75,000	96,274
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	182,671
Series 2010, 7.6% 11/1/40	350,000	446,837
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	136,242
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	286,012
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	142,302
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,344
Series 2021 C, 2.843% 11/1/46	150,000	110,237
Series 2022 A, 4.507% 11/1/51	65,000	60,493
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	65,097
3.293% 6/1/42	40,000	30,051
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	32,709
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	491,354
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	82,681
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	77,991
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,624
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	63,671
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	157,217
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	283,606
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	123,004
3.256% 5/15/60	150,000	105,294
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	93,047
TOTAL MUNICIPAL SECURITIES (Cost $4,313,954)		3,316,905

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	108,367
3.3% 3/15/28	75,000	71,325
Chilean Republic:
3.24% 2/6/28	200,000	187,562
3.86% 6/21/47	325,000	265,873
4.95% 1/5/36	270,000	265,893
Export Development Canada 2.625% 2/21/24	120,000	117,761
Hungarian Republic:
5.375% 3/25/24	662,000	659,352
5.75% 11/22/23	10,000	9,989
Indonesian Republic:
2.85% 2/14/30	200,000	177,234
3.5% 2/14/50	200,000	152,362
3.85% 10/15/30	348,000	326,059
4.1% 4/24/28	200,000	192,656
Israeli State 3.375% 1/15/50	225,000	168,660
Italian Republic:
2.375% 10/17/24	550,000	525,055
2.875% 10/17/29	350,000	304,066
Manitoba Province 2.6% 4/16/24	410,000	400,734
Ontario Province:
1.05% 5/21/27	1,413,000	1,234,920
1.125% 10/7/30	175,000	139,988
2.3% 6/15/26	50,000	46,640
2.5% 4/27/26	115,000	108,179
3.05% 1/29/24	90,000	88,669
Panamanian Republic:
3.16% 1/23/30	800,000	699,784
4.5% 4/16/50	200,000	153,906
6.7% 1/26/36	100,000	106,782
Peruvian Republic:
1.862% 12/1/32	340,000	261,100
2.78% 12/1/60	100,000	60,717
2.844% 6/20/30	190,000	166,151
3.55% 3/10/51	170,000	126,456
4.125% 8/25/27	50,000	48,667
Philippine Republic:
2.65% 12/10/45	500,000	335,360
3% 2/1/28	200,000	185,612
5.17% 10/13/27	200,000	202,488
6.375% 10/23/34	100,000	111,373
Polish Government:
3.25% 4/6/26	73,000	70,310
5.5% 4/4/53	100,000	100,388
Quebec Province:
1.5% 2/11/25	2,149,000	2,027,560
2.5% 4/9/24	140,000	136,752
2.75% 4/12/27	95,000	88,872
United Mexican States:
3.25% 4/16/30	1,971,000	1,752,042
3.5% 2/12/34	619,000	516,568
4.75% 4/27/32	387,000	369,326
6.05% 1/11/40	170,000	172,465
Uruguay Republic 7.625% 3/21/36	678,000	834,347
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,230,568)		14,078,370

Supranational Obligations - 1.2%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	142,859
Asian Development Bank:
0.375% 9/3/25	450,000	409,095
0.75% 10/8/30	100,000	79,054
1.5% 10/18/24	200,000	190,482
1.875% 1/24/30	610,000	530,588
2.625% 1/30/24	80,000	78,686
5.82% 6/16/28	110,000	116,926
European Investment Bank:
0.75% 9/23/30	250,000	199,225
0.875% 5/17/30	18,000	14,584
2.25% 6/24/24	1,678,000	1,626,105
2.875% 8/15/23	260,000	259,304
Inter-American Development Bank:
0.625% 7/15/25	390,000	357,961
1.75% 3/14/25	194,000	183,448
2.25% 6/18/29	1,029,000	920,219
4.375% 1/24/44	39,000	39,001
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	246,461
0.5% 10/28/25	218,000	197,865
0.75% 8/26/30	160,000	126,757
0.875% 5/14/30	176,000	141,831
1.25% 2/10/31	110,000	89,750
1.5% 8/28/24	1,012,000	968,230
1.625% 1/15/25	155,000	146,954
2.5% 3/19/24	130,000	127,294
2.5% 11/22/27	92,000	85,349
2.5% 3/29/32	290,000	258,795
3% 9/27/23	100,000	99,427
International Finance Corp.:
0.75% 8/27/30	60,000	47,615
1.375% 10/16/24	1,051,000	999,728
2.875% 7/31/23	112,000	111,812
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,690,408)		8,795,405

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	250,000	267,083
Discover Bank 2.7% 2/6/30	500,000	403,393
PNC Bank NA 3.875% 4/10/25	260,000	248,192
Truist Bank 3.3% 5/15/26	200,000	183,373
U.S. Bank NA, Cincinnati 2.8% 1/27/25	1,000,000	954,535
TOTAL BANK NOTES (Cost $2,208,025)		2,056,576

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $5,507,848)	5,506,747	5,507,848

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $806,933,520)	716,306,862
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(9,761,707)
NET ASSETS - 100.0%	706,545,155

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(50,000)	(41,982)
2% 7/1/53	(50,000)	(41,982)
2.5% 7/1/53	(150,000)	(129,813)
2.5% 7/1/53	(250,000)	(216,355)
2.5% 7/1/53	(150,000)	(129,813)
2.5% 7/1/53	(250,000)	(216,355)

TOTAL GINNIE MAE		(776,300)

Uniform Mortgage Backed Securities
2% 7/1/38	(250,000)	(221,529)
2% 7/1/53	(300,000)	(244,466)
2% 7/1/53	(200,000)	(162,977)
2.5% 7/1/53	(550,000)	(466,104)
4.5% 7/1/53	(400,000)	(384,375)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,479,451)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,261,506)		(2,255,751)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $653,126 or 0.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,369,438	75,551,185	72,412,775	49,973	-	-	5,507,848	0.0%
Total	2,369,438	75,551,185	72,412,775	49,973	-	-	5,507,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	192,705,903	-	192,705,903	-

U.S. Government and Government Agency Obligations	286,578,517	-	286,578,517	-

U.S. Government Agency - Mortgage Securities	190,881,973	-	190,881,973	-

Asset-Backed Securities	2,409,420	-	2,409,420	-

Commercial Mortgage Securities	9,975,945	-	9,975,945	-

Municipal Securities	3,316,905	-	3,316,905	-

Foreign Government and Government Agency Obligations	14,078,370	-	14,078,370	-

Supranational Obligations	8,795,405	-	8,795,405	-

Bank Notes	2,056,576	-	2,056,576	-

Money Market Funds	5,507,848	5,507,848	-	-
Total Investments in Securities:	716,306,862	5,507,848	710,799,014	-
Other Financial Instruments:

TBA Sale Commitments	(2,255,751)	-	(2,255,751)	-
Total Other Financial Instruments:	(2,255,751)	-	(2,255,751)	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $801,425,672)	$710,799,014
Fidelity Central Funds (cost $5,507,848)	5,507,848

Total Investment in Securities (cost $806,933,520)		$716,306,862
Cash		22,593
Receivable for investments sold		3,501,786
Receivable for TBA sale commitments		2,261,506
Receivable for fund shares sold		148,454
Interest receivable		4,436,209
Distributions receivable from Fidelity Central Funds		8,620
Total assets		726,686,030
Liabilities
Payable for investments purchased
Regular delivery	$9,435,002
Delayed delivery	7,952,904
TBA sale commitments, at value	2,255,751
Payable for fund shares redeemed	375,070
Accrued management fee	52,680
Distribution and service plan fees payable	40,202
Other affiliated payables	29,266
Total Liabilities		20,140,875
Net Assets		$706,545,155
Net Assets consist of:
Paid in capital		$803,834,319
Total accumulated earnings (loss)		(97,289,164)
Net Assets		$706,545,155

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($510,671,810 ÷ 53,361,503 shares)		$9.57
Service Class :
Net Asset Value , offering price and redemption price per share ($3,023,663 ÷ 315,869 shares)		$9.57
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($192,849,682 ÷ 20,227,392 shares)		$9.53

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$9,663,052
Income from Fidelity Central Funds		49,973
Total Income		9,713,025
Expenses
Management fee	$309,789
Transfer agent fees	172,106
Distribution and service plan fees	241,174
Independent trustees' fees and expenses	1,168
Total expenses before reductions	724,237
Expense reductions	(3,590)
Total expenses after reductions		720,647
Net Investment income (loss)		8,992,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,893,348)
Total net realized gain (loss)		(3,893,348)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,519,870
TBA Sale commitments	5,755
Total change in net unrealized appreciation (depreciation)		8,525,625
Net gain (loss)		4,632,277
Net increase (decrease) in net assets resulting from operations		$13,624,655

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,992,378	$12,420,149
Net realized gain (loss)	(3,893,348)	(9,132,556)
Change in net unrealized appreciation (depreciation)	8,525,625	(99,058,336)
Net increase (decrease) in net assets resulting from operations	13,624,655	(95,770,743)
Distributions to shareholders	(2,526,555)	(10,947,690)

Share transactions - net increase (decrease)	45,639,682	13,082,659
Total increase (decrease) in net assets	56,737,782	(93,635,774)

Net Assets
Beginning of period	649,807,373	743,443,147
End of period	$706,545,155	$649,807,373

VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$11.02	$11.35	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.129	.196	.132	.183	.283	.212
Net realized and unrealized gain (loss)	.078	(1.646)	(.353)	.621	.560	(.022)
Total from investment operations	.207	(1.450)	(.221)	.804	.843	.190
Distributions from net investment income	(.037)	(.170)	(.109)	(.104)	(.191)	(.130)
Distributions from net realized gain	-	-	-	(.030)	(.032)	-
Total distributions	(.037)	(.170)	(.109)	(.134)	(.223)	(.130)
Net asset value, end of period	$9.57	$9.40	$11.02	$11.35	$10.68	$10.06
Total Return D,E,F	2.20%	(13.19)%	(1.95)%	7.53%	8.38%	1.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.14% I	.14%	.14%	.14%	.14%	.14% I
Expenses net of fee waivers, if any	.14% I	.14%	.14%	.14%	.14%	.14% I
Expenses net of all reductions	.14% I	.14%	.14%	.14%	.14%	.13% I
Net investment income (loss)	2.71% I	1.97%	1.19%	1.63%	2.67%	3.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$510,672	$461,166	$513,626	$569,594	$258,250	$91,033
Portfolio turnover rate J	39% I	33%	138%	101%	81%	168% I

A For the period April 19, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Bond Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$11.03	$11.37	$10.67	$10.33
Income from Investment Operations
Net investment income (loss) B,C	.124	.185	.119	.171	.197
Net realized and unrealized gain (loss)	.072	(1.645)	(.352)	.632	.359
Total from investment operations	.196	(1.460)	(.233)	.803	.556
Distributions from net investment income	(.036)	(.160)	(.107)	(.073)	(.184)
Distributions from net realized gain	-	-	-	(.030)	(.032)
Total distributions	(.036)	(.160)	(.107)	(.103)	(.216)
Net asset value, end of period	$9.57	$9.41	$11.03	$11.37	$10.67
Total Return D,E,F	2.08%	(13.27)%	(2.05)%	7.53%	5.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24% I	.24%	.24%	.24%	.24% I
Expenses net of fee waivers, if any	.24% I	.24%	.24%	.24%	.24% I
Expenses net of all reductions	.24% I	.24%	.24%	.24%	.24% I
Net investment income (loss)	2.61% I	1.87%	1.09%	1.53%	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,024	$3,144	$2,759	$550	$103
Portfolio turnover rate J	39% I	33%	138%	101%	81%

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.98	$11.32	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.117	.170	.104	.161	.262	.195
Net realized and unrealized gain (loss)	.076	(1.636)	(.357)	.614	.556	(.023)
Total from investment operations	.193	(1.466)	(.253)	.775	.818	.172
Distributions from net investment income	(.033)	(.144)	(.087)	(.105)	(.166)	(.112)
Distributions from net realized gain	-	-	-	(.030)	(.032)	-
Total distributions	(.033)	(.144)	(.087)	(.135)	(.198)	(.112)
Net asset value, end of period	$9.53	$9.37	$10.98	$11.32	$10.68	$10.06
Total Return D,E,F	2.06%	(13.38)%	(2.24)%	7.26%	8.13%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39%	.37%	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39%	.37%	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39%	.37%	.39%	.38% I
Net investment income (loss)	2.46% I	1.72%	.94%	1.40%	2.48%	2.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$192,850	$185,497	$227,058	$215,977	$1,167	$1,006
Portfolio turnover rate J	39% I	33%	138%	101%	81%	168% I

A For the period April 19, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$831,425
Gross unrealized depreciation	(90,548,179)
Net unrealized appreciation (depreciation)	$(89,716,754)
Tax cost	$806,029,371

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,859,437)
Long-term	(6,332,777)
Total capital loss carryforward	$(12,192,214)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	74,389,991	43,085,424
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,576
Service Class 2	239,598
$241,174
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$123,398
Service Class	788
Service Class 2	47,920
$172,106
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,590.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$1,857,440	$8,073,922
Service Class	12,196	37,032
Service Class 2	656,919	2,836,736
Total	$2,526,555	$10,947,690
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Bond Index Portfolio
Initial Class
Shares sold	6,583,851	9,678,037	$63,346,309	$94,186,424
Reinvestment of distributions	192,282	839,583	1,857,440	8,073,922
Shares redeemed	(2,464,544)	(8,075,341)	(23,598,597)	(80,837,184)
Net increase (decrease)	4,311,589	2,442,279	$41,605,152	$21,423,162
Service Class
Shares sold	113,704	523,608	$1,094,364	$5,286,095
Reinvestment of distributions	1,225	3,705	11,848	35,483
Shares redeemed	(133,205)	(443,381)	(1,274,263)	(4,614,624)
Net increase (decrease)	(18,276)	83,932	$(168,051)	$706,954
Service Class 2
Shares sold	1,628,346	3,433,019	$15,569,665	$33,987,127
Reinvestment of distributions	68,185	295,508	656,619	2,835,428
Shares redeemed	(1,256,036)	(4,614,007)	(12,023,703)	(45,870,012)
Net increase (decrease)	440,495	(885,480)	$4,202,581	$(9,047,457)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	61%	1	32%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Bond Index Portfolio
Initial Class	.14%
Actual		$ 1,000	$ 1,022.00	$ .70
Hypothetical- B		$ 1,000	$ 1,024.10	$ .70
Service Class	.24%
Actual		$ 1,000	$ 1,020.80	$ 1.20
Hypothetical- B		$ 1,000	$ 1,023.60	$ 1.20
Service Class 2	.39%
Actual		$ 1,000	$ 1,020.60	$ 1.95
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887311.105
VUSB-SANN-0823
Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	25.6
German Federal Republic	2.7
Fannie Mae	1.9
Freddie Mac	2.3
TransDigm, Inc.	1.4
JPMorgan Chase & Co.	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Bank of America Corp.	1.1
Citigroup, Inc.	0.8
Caesars Entertainment, Inc.	0.9
38.8

Market Sectors (% of Fund's net assets)

Financials	10.2
Energy	7.6
Consumer Discretionary	7.4
Industrials	7.0
Communication Services	5.6
Materials	4.6
Information Technology	3.9
Health Care	2.7
Utilities	2.6
Consumer Staples	1.9
Real Estate	1.4

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 6.7%
Forward foreign currency contracts - (7.7)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 39.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		70,000	35,525

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		294,912	609,790

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		119,924	119,924
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		208,674	208,674
			328,598
TOTAL CONVERTIBLE BONDS			973,913
Nonconvertible Bonds - 39.0%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.3%
Altice France SA:
5.125% 7/15/29(d)		3,835,000	2,722,364
5.5% 1/15/28(d)		1,190,000	898,781
5.5% 10/15/29(d)		2,810,000	2,009,550
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,745,000	2,381,288
Cablevision Lightpath LLC 3.875% 9/15/27 (d)		325,000	272,188
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	155,005
Frontier Communications Holdings LLC:
5% 5/1/28(d)		1,165,000	1,005,174
5.875% 10/15/27(d)		620,000	569,012
IHS Holding Ltd. 5.625% 11/29/26 (d)		415,000	361,519
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	686,710
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	335,412
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)		280,000	247,296
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		460,000	395,375
5% 10/19/25(d)		230,000	229,761
Qwest Corp. 7.25% 9/15/25		35,000	33,836
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,467,000	1,348,584
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		570,000	522,975
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	550,200
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,102,418
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,049,867
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	635,629
			18,512,944
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (d)		1,160,000	977,915

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	415,812
2.375% 10/9/30		270,000	222,907
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		240,000	218,974
2.39% 6/3/30(d)		495,000	411,993
3.975% 4/11/29(d)		180,000	167,036
			1,436,722
Media - 2.8%
Altice Financing SA:
5% 1/15/28(d)		990,000	791,172
5.75% 8/15/29(d)		1,190,000	921,916
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	339,275
Cable Onda SA 4.5% 1/30/30 (d)		1,020,000	866,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		1,005,000	813,015
4.5% 8/15/30(d)		4,690,000	3,905,321
4.5% 5/1/32		665,000	530,974
4.75% 3/1/30(d)		4,810,000	4,112,953
5.375% 6/1/29(d)		4,800,000	4,339,656
5.5% 5/1/26(d)		365,000	355,886
6.375% 9/1/29(d)		595,000	560,584
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	960,164
CSC Holdings LLC:
3.375% 2/15/31(d)		860,000	582,126
4.5% 11/15/31(d)		1,600,000	1,115,546
5.375% 2/1/28(d)		2,505,000	2,012,869
6.5% 2/1/29(d)		1,905,000	1,539,610
11.25% 5/15/28(d)		300,000	290,919
DISH DBS Corp. 5.75% 12/1/28 (d)		685,000	509,492
DISH Network Corp. 11.75% 11/15/27 (d)		2,090,000	2,039,654
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	336,978
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		245,000	162,383
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		1,370,000	1,151,192
6.75% 10/15/27(d)		544,000	509,718
Nexstar Media, Inc.:
4.75% 11/1/28(d)		625,000	542,197
5.625% 7/15/27(d)		600,000	559,255
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)		945,000	753,416
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	133,228
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		570,000	440,777
4% 7/15/28(d)		580,000	503,946
5% 8/1/27(d)		485,000	449,978
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	310,800
TV Azteca SA de CV 8.25% (Reg. S) (e)		1,500,000	567,375
Univision Communications, Inc.:
4.5% 5/1/29(d)		570,000	489,720
7.375% 6/30/30(d)		2,170,000	2,066,095
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	589,631
VTR Finance BV 6.375% 7/15/28 (d)		320,000	120,000
VZ Secured Financing BV 5% 1/15/32 (d)		1,105,000	889,930
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		315,000	238,551
6% 1/15/27(d)		635,000	582,816
Ziggo BV 4.875% 1/15/30 (d)		430,000	356,870
			38,342,213
Wireless Telecommunication Services - 0.3%
AXIAN Telecom 7.375% 2/16/27 (d)		525,000	475,823
Bharti Airtel International BV 5.35% 5/20/24 (d)		594,000	590,020
CT Trust 5.125% 2/3/32 (d)		720,000	577,800
Digicel Group Ltd. 6.75% (d)(e)		270,000	51,300
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,160,000	1,056,014
Millicom International Cellular SA 4.5% 4/27/31 (d)		530,000	405,715
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		170,000	165,070
6.5% 10/13/26(d)		315,000	309,749
Sprint Corp. 7.625% 3/1/26		540,000	560,938
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		210,000	106,903
5.125% 1/15/28(d)		620,000	319,567
			4,618,899
TOTAL COMMUNICATION SERVICES			63,888,693

CONSUMER DISCRETIONARY - 5.1%
Automobile Components - 0.2%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		300,000	303,269
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	409,637
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (d)		600,000	597,901
Dana, Inc. 4.5% 2/15/32		410,000	340,308
Exide Technologies:
11% pay-in-kind(b)(d)(e)(f)		384,000	0
11% pay-in-kind(b)(d)(e)(f)		185,848	0
Hertz Corp.:
4.625% 12/1/26(d)		230,000	207,575
5% 12/1/29(d)		450,000	371,986
5.5%(b)(d)(e)		650,000	14,625
6%(b)(d)(e)		575,000	33,781
6.25%(b)(e)		670,000	838
7.125%(b)(d)(e)		620,000	49,600
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	357,007
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	639,925
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	140,625
			3,467,077
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		1,255,000	987,181
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	331,500
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(f)(g)		1,395,000	1,352,252
			2,670,933
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	244,023
Angi Group LLC 3.875% 8/15/28 (d)		335,000	273,530
Cmg Media Corp. 8.875% 12/15/27 (d)		445,000	311,876
JD.com, Inc. 3.375% 1/14/30		850,000	761,600
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		290,000	258,422
6.125% 3/15/32(d)		280,000	244,964
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	419,540
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	162,125
3.061% 7/13/31(d)		385,000	299,578
3.68% 1/21/30(d)		370,000	309,690
4.027% 8/3/50(d)		595,000	369,644
4.193% 1/19/32(d)		205,000	171,190
			3,826,182
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (d)(h)		295,000	293,619

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		420,000	381,150
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,094,089
Service Corp. International 4% 5/15/31		570,000	485,629
Sotheby's 7.375% 10/15/27 (d)		295,000	265,321
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	334,325
TKC Holdings, Inc. 6.875% 5/15/28 (d)		635,000	558,821
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	443,447
			3,562,782
Hotels, Restaurants & Leisure - 3.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		570,000	521,079
4% 10/15/30(d)		2,320,000	1,985,532
4.375% 1/15/28(d)		560,000	516,977
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	219,999
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	241,278
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	638,748
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		835,000	729,131
6.25% 7/1/25(d)		2,520,000	2,508,330
7% 2/15/30(d)		905,000	908,837
8.125% 7/1/27(d)		3,360,000	3,438,856
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	849,932
Carnival Corp.:
4% 8/1/28(d)		3,420,000	3,040,446
7.625% 3/1/26(d)		1,070,000	1,047,957
9.875% 8/1/27(d)		1,000,000	1,041,648
10.5% 2/1/26(d)		730,000	767,411
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		885,000	967,950
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		725,000	674,843
Churchill Downs, Inc. 6.75% 5/1/31 (d)		600,000	593,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		1,175,000	1,031,063
6.75% 1/15/30(d)		1,600,000	1,361,660
Garden SpinCo Corp. 8.625% 7/20/30 (d)		260,000	279,435
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	480,070
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		330,000	292,912
4% 5/1/31(d)		500,000	434,241
4.875% 1/15/30		975,000	909,109
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	421,986
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		395,000	353,545
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	1,824,000	2,036,342
Meituan:
2.125% 10/28/25(d)		510,000	464,090
3.05% 10/28/30(d)		335,000	265,139
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		475,000	439,595
5.75% 7/21/28(d)		270,000	237,600
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	380,630
MGM Resorts International:
4.75% 10/15/28		665,000	603,719
6.75% 5/1/25		1,485,000	1,488,420
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	561,606
NCL Corp. Ltd. 5.875% 2/15/27 (d)		550,000	535,502
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	215,858
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,020,000	772,599
5.875% 9/1/31(d)		575,000	424,206
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		415,000	388,047
7.25% 1/15/30(d)		300,000	303,853
8.25% 1/15/29(d)		2,295,000	2,409,636
9.25% 1/15/29(d)		1,725,000	1,837,858
11.5% 6/1/25(d)		955,000	1,012,300
11.625% 8/15/27(d)		595,000	647,095
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	501,243
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	345,425
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	237,501
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	380,454
Viking Cruises Ltd. 13% 5/15/25 (d)		570,000	598,538
Voc Escrow Ltd. 5% 2/15/28 (d)		990,000	908,325
Yum! Brands, Inc. 4.625% 1/31/32		590,000	532,944
			44,784,750
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	349,976
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	317,717
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	363,956
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	64,513
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		735,000	598,770
4% 4/15/29(d)		790,000	683,901
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	265,407
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	774,150
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	835,590
			4,253,980
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		415,000	337,258
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	168,692
4.625% 11/15/29(d)		450,000	399,431
4.75% 3/1/30		184,000	163,501
5% 2/15/32(d)		485,000	422,287
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		925,000	892,984
6.75% 7/1/36		870,000	782,758
7.5% 6/15/29		500,000	506,771
Carvana Co.:
4.875% 9/1/29(d)		1,085,000	615,340
5.875% 10/1/28(d)		70,000	40,600
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	210,854
LBM Acquisition LLC 6.25% 1/15/29 (d)		900,000	744,525
Michaels Companies, Inc. 5.25% 5/1/28 (d)		685,000	553,439
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(d)		610,000	563,710
7.75% 2/15/29(d)		445,000	442,142
			6,844,292
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		280,000	226,100
4.25% 3/15/29(d)		435,000	369,837
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	200,409
			796,346
TOTAL CONSUMER DISCRETIONARY			70,499,961

CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Central American Bottling Corp. 5.25% 4/27/29 (d)		465,000	429,437
Heineken NV 4.125% 3/23/35 (Reg. S)	EUR	563,000	633,396
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	270,339
			1,333,172
Consumer Staples Distribution & Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		525,000	454,461
4.625% 1/15/27(d)		1,310,000	1,241,230
4.875% 2/15/30(d)		5,365,000	4,953,075
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	392,700
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	420,525
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		615,000	560,283
Performance Food Group, Inc.:
4.25% 8/1/29(d)		400,000	356,124
5.5% 10/15/27(d)		475,000	457,678
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	628,684
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	385,429
			9,850,189
Food Products - 0.7%
Adecoagro SA 6% 9/21/27 (d)		570,000	528,344
Camposol SA 6% 2/3/27 (d)		295,000	198,960
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	341,250
Darling Ingredients, Inc. 6% 6/15/30 (d)		675,000	659,242
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		555,000	496,011
4.375% 1/31/32(d)		275,000	245,651
MARB BondCo PLC 3.95% 1/29/31 (d)		345,000	245,813
Pilgrim's Pride Corp. 4.25% 4/15/31		1,020,000	874,701
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,215,000	1,037,651
4.625% 4/15/30(d)		3,850,000	3,373,982
5.5% 12/15/29(d)		1,085,000	1,001,205
5.75% 3/1/27(d)		143,000	139,586
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	344,522
TreeHouse Foods, Inc. 4% 9/1/28		220,000	188,038
			9,674,956
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	352,600

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		685,000	689,281
Natura Cosmeticos SA 4.125% 5/3/28 (d)		195,000	168,696
			857,977
TOTAL CONSUMER STAPLES			22,068,894

ENERGY - 6.3%
Energy Equipment & Services - 0.7%
CGG SA 8.75% 4/1/27 (d)		590,000	493,667
Guara Norte SARL 5.198% 6/15/34 (d)		442,130	384,322
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)		347,812	351,290
Nabors Industries Ltd.:
7.25% 1/15/26(d)		595,000	555,444
7.5% 1/15/28(d)		510,000	446,281
Noble Finance II LLC 8% 4/15/30 (d)		300,000	305,004
NuStar Logistics LP 6% 6/1/26		640,000	623,429
Oleoducto Central SA 4% 7/14/27 (d)		454,000	398,054
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,185,000	1,201,009
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	410,652
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	258,915
9% 10/15/26(d)		415,000	403,069
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		665,000	673,605
8.375% 11/7/28(d)		180,000	189,286
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		621,000	634,196
Transocean, Inc.:
7.5% 1/15/26(d)		150,000	142,500
8% 2/1/27(d)		360,000	326,347
8.75% 2/15/30(d)		1,475,000	1,497,125
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	300,000	338,230
			9,632,425
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		430,000	399,548
5.75% 1/15/28(d)		955,000	910,391
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	2,243,000	2,440,522
Centennial Resource Production LLC 5.875% 7/1/29 (d)		405,000	380,700
Cheniere Energy Partners LP:
3.25% 1/31/32		420,000	345,513
4% 3/1/31		910,000	801,245
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		310,000	294,460
6.75% 4/15/29(d)		440,000	436,584
7%(b)(e)		360,000	0
8%(b)(e)		115,000	0
8%(b)(e)		180,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,770,000	1,770,000
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		470,000	452,375
7% 6/15/25(d)		1,340,000	1,314,875
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	250,215
CNX Resources Corp.:
6% 1/15/29(d)		315,000	291,976
7.375% 1/15/31(d)		295,000	287,017
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,525,000	1,323,960
6.75% 3/1/29(d)		1,030,000	942,395
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		1,265,000	1,128,269
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,960,000	2,806,080
5.75% 4/1/25		250,000	245,627
6% 2/1/29(d)		2,415,000	2,255,006
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	229,381
CVR Energy, Inc.:
5.25% 2/15/25(d)		895,000	862,905
5.75% 2/15/28(d)		2,320,000	2,041,600
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,079,000	1,070,908
DT Midstream, Inc.:
4.125% 6/15/29(d)		430,000	377,357
4.375% 6/15/31(d)		430,000	370,339
Ecopetrol SA:
4.625% 11/2/31		335,000	256,175
8.875% 1/13/33		795,000	783,691
EG Global Finance PLC:
6.75% 2/7/25(d)		300,000	291,375
8.5% 10/30/25(d)		1,150,000	1,115,807
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,345,000	1,144,070
Empresa Nacional de Petroleo 6.15% 5/10/33 (d)		305,000	304,143
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		880,000	860,798
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(d)		570,000	528,823
8.5% 9/30/33 (Reg. S)(d)(h)		200,000	199,500
Energean PLC 6.5% 4/30/27 (d)		550,000	499,994
Energy Transfer LP 5.5% 6/1/27		860,000	835,951
EnLink Midstream LLC 6.5% 9/1/30 (d)		895,000	893,910
FEL Energy VI SARL 5.75% 12/1/40 (d)		260,480	221,789
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		345,969	293,209
2.625% 3/31/36(d)		1,210,000	975,998
GeoPark Ltd. 5.5% 1/17/27 (d)		505,000	413,428
Hess Midstream Partners LP:
4.25% 2/15/30(d)		460,000	401,350
5.125% 6/15/28(d)		595,000	556,855
5.5% 10/15/30(d)		275,000	254,374
5.625% 2/15/26(d)		795,000	782,081
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	555,370
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		400,000	368,984
6.375% 4/15/27(d)		280,000	276,591
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (d)		595,000	597,975
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	342,016
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		335,000	258,878
5.375% 4/24/30(d)		165,000	153,071
5.75% 4/19/47(d)		170,000	138,159
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,565,000	1,374,320
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(d)		605,000	589,337
6.5% 6/30/27 (Reg. S)(d)		90,000	85,950
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,009,733	673,401
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		640,000	585,670
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		210,000	206,390
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		485,000	478,506
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	604,569
Mesquite Energy, Inc. 7.25% (b)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	339,686
5.625% 5/1/27		305,000	296,745
NAK Naftogaz Ukraine:
7.375% (Reg. S)(e)		655,000	370,075
7.625% 11/8/26(d)		230,000	86,250
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		1,185,000	1,060,215
6.75% 9/15/25(d)		1,365,000	1,280,418
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	142,141
Northern Oil & Gas, Inc. 8.75% 6/15/31 (d)		300,000	294,750
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		588,000	381,871
14% 6/30/26 pay-in-kind(d)(f)		811,845	292,264
Occidental Petroleum Corp.:
3.5% 8/15/29		255,000	219,042
7.2% 3/15/29		240,000	249,413
Parkland Corp.:
4.5% 10/1/29(d)		440,000	381,700
4.625% 5/1/30(d)		550,000	476,880
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,350,259
7.25% 6/15/25		1,145,000	1,143,009
PDC Energy, Inc. 6.125% 9/15/24		100,000	99,949
Petroleos de Venezuela SA:
5.375%(e)		480,000	14,549
6%(d)(e)		930,000	28,830
6%(d)(e)		585,000	20,475
12.75%(d)(e)		110,000	3,960
Petroleos Mexicanos:
5.95% 1/28/31		305,000	222,232
6.5% 6/2/41		170,000	107,279
6.625% 6/15/35		1,965,000	1,361,843
6.7% 2/16/32		821,000	623,098
6.75% 9/21/47		798,000	498,662
6.875% 8/4/26		555,000	515,456
6.95% 1/28/60		780,000	482,430
7.69% 1/23/50		4,073,000	2,745,121
8.625% 12/1/23(f)		250,000	249,745
Petronas Capital Ltd.:
3.404% 4/28/61(d)		500,000	361,065
3.5% 4/21/30(d)		230,000	213,192
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		230,000	218,622
PT Adaro Indonesia 4.25% 10/31/24 (d)		930,000	895,320
PT Pertamina Persero 4.175% 1/21/50 (d)		240,000	190,183
Qatar Petroleum:
1.375% 9/12/26(d)		1,260,000	1,132,876
2.25% 7/12/31(d)		1,255,000	1,050,837
3.125% 7/12/41(d)		1,235,000	942,453
3.3% 7/12/51(d)		930,000	680,007
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		775,000	700,329
Saudi Arabian Oil Co.:
2.25% 11/24/30(d)		1,010,000	837,623
3.25% 11/24/50(d)		800,000	553,000
3.5% 4/16/29(d)		1,400,000	1,286,390
3.5% 11/24/70(d)		460,000	304,180
4.25% 4/16/39(d)		1,705,000	1,497,808
4.375% 4/16/49(d)		215,000	182,873
Sibur Securities DAC 2.95% (d)(e)		225,000	177,188
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		355,000	322,674
2.7% 5/13/30(d)		220,000	197,397
SM Energy Co.:
5.625% 6/1/25		330,000	322,473
6.625% 1/15/27		1,125,000	1,092,656
6.75% 9/15/26		250,000	243,677
Southwestern Energy Co.:
5.375% 3/15/30		560,000	522,594
5.7% 1/23/25(j)		14,000	13,926
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	536,750
4.5% 4/30/30		555,000	485,207
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		30,000	27,419
6% 3/1/27(d)		300,000	281,523
6% 9/1/31(d)		540,000	464,634
7.5% 10/1/25(d)		495,000	494,052
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	577,588
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	406,259
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	495,580
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	56,709
Tullow Oil PLC:
7% 3/1/25(d)		180,000	109,264
10.25% 5/15/26(d)		857,000	652,177
Unit Corp. 0% 12/1/29 (b)		120,000	0
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	165,000
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		355,000	310,125
4.125% 8/15/31(d)		355,000	305,288
6.25% 1/15/30(d)		1,195,000	1,185,365
YPF SA 8.75% 4/4/24 (d)		76,000	73,315
			78,835,701
TOTAL ENERGY			88,468,126

FINANCIALS - 5.2%
Banks - 1.4%
Access Bank PLC 6.125% 9/21/26 (d)		600,000	504,924
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	619,000	611,925
Banco de Sabadell SA 2.625% 3/24/26 (Reg. S) (f)	EUR	700,000	725,772
Banco Santander SA 5.75% 8/23/33 (Reg. S) (f)	EUR	2,000,000	2,166,343
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (f)	EUR	400,000	442,661
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		225,000	217,661
Banque Federative du Credit Mutuel SA 4.375% 5/2/30 (Reg. S)	EUR	2,400,000	2,596,305
Barclays PLC 5.262% 1/29/34 (Reg. S) (f)	EUR	1,872,000	2,038,286
CaixaBank SA 6.25% 2/23/33 (Reg. S) (f)	EUR	2,500,000	2,739,534
Commerzbank AG:
6.5% 12/6/32 (Reg. S)(f)	EUR	300,000	324,346
6.75% 10/5/33 (Reg. S)(f)	EUR	1,300,000	1,407,152
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (f)(g)	EUR	1,125,000	1,248,763
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (f)	EUR	2,603,000	2,805,479
Magyar Export-Import Bank 6.125% 12/4/27 (d)		200,000	197,424
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	212,216
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (f)	EUR	1,886,000	2,028,401
			20,267,192
Capital Markets - 0.6%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		390,000	337,560
7% 8/15/25(d)		245,000	241,955
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	628,966
Coinbase Global, Inc.:
3.375% 10/1/28(d)		405,000	270,881
3.625% 10/1/31(d)		420,000	248,150
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	3,300,000	3,159,554
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	246,502
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	339,885
MSCI, Inc.:
3.25% 8/15/33(d)		420,000	338,251
4% 11/15/29(d)		340,000	307,707
UBS Group AG 4.75% 3/17/32 (Reg. S) (f)	EUR	1,601,000	1,737,417
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (d)		450,000	413,168
			8,269,996
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	849,888
8% 11/1/31		5,273,000	5,474,011
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,155,000	1,074,005
4% 11/13/30		2,525,000	2,157,823
5.113% 5/3/29		610,000	565,720
6.95% 6/10/26		595,000	597,933
7.35% 11/4/27		1,195,000	1,220,238
OneMain Finance Corp.:
4% 9/15/30		330,000	254,100
5.375% 11/15/29		500,000	425,074
6.625% 1/15/28		385,000	363,159
6.875% 3/15/25		700,000	693,092
7.125% 3/15/26		3,310,000	3,252,132
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		500,000	471,075
5.1% 7/16/23(d)		120,000	119,736
			17,517,986
Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (d)		425,000	403,958
Block, Inc. 3.5% 6/1/31		570,000	472,087
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	221,964
GACI First Investment 5.25% 10/13/32 (Reg. S)		315,000	320,497
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	494,991
5.25% 5/15/27		1,730,000	1,492,125
6.25% 5/15/26		1,305,000	1,187,705
6.375% 12/15/25		790,000	734,949
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	426,294
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		425,000	419,849
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		530,000	477,032
4.375% 11/22/33(d)		305,000	294,325
5.084% 5/22/53(d)		345,000	342,413
5.5% 4/28/33(d)		300,000	314,799
MGIC Investment Corp. 5.25% 8/15/28		465,000	438,616
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	154,139
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	210,998
Temasek Financial Ltd. 3.5% 2/15/33 (Reg. S)	EUR	1,605,000	1,737,694
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	827,341
			10,971,776
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		425,000	367,972
7% 11/15/25(d)		2,205,000	2,134,630
10.125% 8/1/26(d)		605,000	619,008
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		665,000	596,766
5.875% 11/1/29(d)		415,000	361,017
6.75% 10/15/27(d)		965,000	907,100
6.75% 4/15/28(d)		1,260,000	1,249,590
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	374,738
ASR Nederland NV 7% 12/7/43 (Reg. S) (f)	EUR	2,916,000	3,307,409
HUB International Ltd.:
5.625% 12/1/29(d)		655,000	587,588
7% 5/1/26(d)		595,000	593,426
7.25% 6/15/30(d)		1,490,000	1,538,574
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	400,000	374,865
NN Group NV 6% 11/3/43 (Reg. S) (f)	EUR	1,221,000	1,331,225
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	325,163
Sampo Oyj 2.5% 9/3/52 (Reg. S) (f)	EUR	222,000	187,053
			14,856,124
TOTAL FINANCIALS			71,883,074

HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	243,006

Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	240,770
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	202,217
			442,987
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		300,000	261,634
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	115,625
Centene Corp.:
4.25% 12/15/27		615,000	574,997
4.625% 12/15/29		2,150,000	1,978,939
Community Health Systems, Inc.:
4.75% 2/15/31(d)		1,150,000	869,151
5.25% 5/15/30(d)		825,000	649,875
5.625% 3/15/27(d)		400,000	352,495
6% 1/15/29(d)		485,000	408,006
6.125% 4/1/30(d)		1,035,000	616,570
8% 3/15/26(d)		3,270,000	3,185,298
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		210,000	167,902
4.625% 6/1/30(d)		1,590,000	1,364,980
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	259,993
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	652,656
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	240,500
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	449,178
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		640,000	549,862
3.875% 5/15/32(d)		550,000	461,092
4.375% 6/15/28(d)		465,000	428,661
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	453,686
Tenet Healthcare Corp.:
4.875% 1/1/26		1,625,000	1,582,733
5.125% 11/1/27		975,000	930,810
6.125% 10/1/28		645,000	620,942
6.125% 6/15/30		1,140,000	1,123,242
6.25% 2/1/27		1,850,000	1,831,071
6.75% 5/15/31(d)		1,750,000	1,754,263
			21,884,161
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	615,593

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		525,000	462,017
4% 3/15/31(d)		605,000	525,477
4.25% 5/1/28(d)		185,000	169,381
			1,156,875
Pharmaceuticals - 0.4%
AstraZeneca PLC 3.75% 3/3/32 (Reg. S)	EUR	1,303,000	1,432,261
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	900,000	908,424
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		1,015,000	900,844
5.125% 4/30/31(d)		885,000	730,147
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	513,443
5.125% 5/9/29		275,000	249,437
7.875% 9/15/29		850,000	876,012
			5,610,568
TOTAL HEALTH CARE			29,953,190

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.7%
Bombardier, Inc.:
6% 2/15/28(d)		280,000	264,629
7.125% 6/15/26(d)		570,000	566,161
7.875% 4/15/27(d)		1,330,000	1,326,472
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	574,780
DAE Funding LLC 1.55% 8/1/24 (d)		650,000	614,218
Embraer Netherlands Finance BV:
5.4% 2/1/27		325,000	311,243
6.95% 1/17/28(d)		220,000	218,350
Moog, Inc. 4.25% 12/15/27 (d)		185,000	171,196
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	633,515
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		630,000	622,509
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,788,280
TransDigm, Inc.:
4.625% 1/15/29		930,000	827,288
5.5% 11/15/27		7,825,000	7,375,063
6.25% 3/15/26(d)		2,125,000	2,114,614
6.375% 6/15/26		2,060,000	2,033,234
6.75% 8/15/28(d)		3,560,000	3,573,492
7.5% 3/15/27		960,000	961,363
Triumph Group, Inc. 9% 3/15/28 (d)		450,000	459,468
			24,435,875
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		280,000	225,884
5.125% 8/11/61(d)		205,000	157,612
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	318,006
Rand Parent LLC 8.5% 2/15/30 (d)		300,000	271,606
			973,108
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		125,000	118,302
6.375% 6/15/30(d)		280,000	276,996
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	255,125
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		185,000	152,625
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		475,000	412,406
			1,215,454
Commercial Services & Supplies - 0.8%
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		502,000	424,928
4.625% 6/1/28(d)		348,000	292,755
Clean Harbors, Inc. 6.375% 2/1/31 (d)		250,000	251,565
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,508,605
Covanta Holding Corp.:
4.875% 12/1/29(d)		425,000	367,625
5% 9/1/30		670,000	568,244
GFL Environmental, Inc.:
4% 8/1/28(d)		420,000	375,502
4.75% 6/15/29(d)		575,000	525,327
Madison IAQ LLC:
4.125% 6/30/28(d)		535,000	470,958
5.875% 6/30/29(d)		425,000	344,211
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		2,380,000	2,184,869
OpenLane, Inc. 5.125% 6/1/25 (d)		525,000	514,491
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	298,227
The Brink's Co. 4.625% 10/15/27 (d)		620,000	575,584
The GEO Group, Inc.:
9.5% 12/31/28(d)		521,000	507,965
10.5% 6/30/28		1,563,000	1,566,904
			10,777,760
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/27		625,000	604,731
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	371,841
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	1,800,000	2,150,755
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		1,015,000	1,035,087
6.51% 2/23/42(d)		305,000	315,440
Pike Corp. 5.5% 9/1/28 (d)		1,415,000	1,269,699
SRS Distribution, Inc.:
4.625% 7/1/28(d)		550,000	491,026
6.125% 7/1/29(d)		230,000	198,635
			6,437,214
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	525,289

Ground Transportation - 0.7%
JSC Georgian Railway 4% 6/17/28 (d)		191,000	163,080
Uber Technologies, Inc.:
4.5% 8/15/29(d)		1,260,000	1,159,702
6.25% 1/15/28(d)		545,000	542,308
7.5% 9/15/27(d)		2,950,000	3,017,416
8% 11/1/26(d)		4,260,000	4,341,417
XPO, Inc.:
6.25% 5/1/25(d)		515,000	508,582
6.25% 6/1/28(d)		300,000	294,968
			10,027,473
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 4.125% 11/2/34	EUR	1,625,000	1,792,336
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	431,072
			2,223,408
Machinery - 0.1%
ATS Corp. 4.125% 12/15/28 (d)		460,000	411,717
Chart Industries, Inc. 7.5% 1/1/30 (d)		790,000	806,001
			1,217,718
Marine Transportation - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		360,000	345,456
3.75% 4/6/27(d)		570,000	533,355
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	332,954
			1,211,765
Passenger Airlines - 0.8%
Air Canada 3.875% 8/15/26 (d)		425,000	393,912
Allegiant Travel Co. 7.25% 8/15/27 (d)		445,000	443,358
American Airlines, Inc.:
7.25% 2/15/28(d)		990,000	984,103
11.75% 7/15/25(d)		660,000	723,708
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (d)		1,195,000	1,160,320
Azul Investments LLP:
5.875% 10/26/24(d)		765,000	643,839
7.25% 6/15/26(d)		265,000	210,911
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	167,492
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,291,820
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,636,000	1,640,085
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		150,000	151,120
8% 9/20/25(d)		462,000	465,490
United Airlines, Inc.:
4.375% 4/15/26(d)		1,450,000	1,377,653
4.625% 4/15/29(d)		870,000	792,716
			11,446,527
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	461,387
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		620,000	560,765
4% 7/1/29(d)		280,000	250,809
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	395,619
			1,668,580
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	258,850
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	861,451
			1,120,301
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		425,000	396,984
3.875% 7/18/29 (Reg. S)		315,000	297,426
DP World Ltd. 5.625% 9/25/48 (d)		400,000	373,680
			1,068,090
TOTAL INDUSTRIALS			74,348,562

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		340,000	321,235
IHS Netherlands Holdco BV 8% 9/18/27 (d)		345,000	313,181
			634,416
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (d)		435,000	392,635
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	386,737
			779,372
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	332,814
CA Magnum Holdings 5.375% 10/31/26 (d)		955,000	852,968
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	537,002
Gartner, Inc.:
3.625% 6/15/29(d)		405,000	356,531
3.75% 10/1/30(d)		685,000	596,579
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		610,000	522,674
5.25% 12/1/27(d)		500,000	475,000
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	117,966
Unisys Corp. 6.875% 11/1/27 (d)		365,000	262,895
			4,054,429
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	627,969
Synaptics, Inc. 4% 6/15/29 (d)		350,000	293,428
			921,397
Software - 0.8%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	617,550
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		500,000	443,223
4.875% 7/1/29(d)		475,000	421,375
Cloud Software Group, Inc.:
6.5% 3/31/29(d)		2,385,000	2,123,558
9% 9/30/29(d)		445,000	388,678
Elastic NV 4.125% 7/15/29 (d)		810,000	698,766
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	532,096
Gen Digital, Inc. 5% 4/15/25 (d)		530,000	519,059
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	496,346
MicroStrategy, Inc. 6.125% 6/15/28 (d)		995,000	892,112
NCR Corp.:
5% 10/1/28(d)		335,000	298,964
5.25% 10/1/30(d)		335,000	291,250
5.75% 9/1/27(d)		485,000	484,871
6.125% 9/1/29(d)		485,000	485,405
Open Text Corp. 6.9% 12/1/27 (d)		530,000	539,556
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		300,000	254,041
4.125% 12/1/31(d)		245,000	200,831
PTC, Inc.:
3.625% 2/15/25(d)		350,000	337,974
4% 2/15/28(d)		345,000	317,610
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		445,000	361,165
			10,704,430
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		485,000	405,950
5.875% 4/24/25 (Reg. S)		200,000	198,646
Seagate HDD Cayman:
8.25% 12/15/29(d)		985,000	1,028,803
8.5% 7/15/31(d)		640,000	671,162
			2,304,561
TOTAL INFORMATION TECHNOLOGY			19,398,605

MATERIALS - 3.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	954,000	1,052,027
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	1,700,000	1,901,442
Braskem Idesa SAPI:
6.99% 2/20/32(d)		240,000	153,600
7.45% 11/15/29(d)		330,000	219,970
Braskem Netherlands BV 7.25% 2/13/33 (d)		230,000	224,900
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	571,156
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	726,792
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	567,755
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	187,575
LSB Industries, Inc. 6.25% 10/15/28 (d)		960,000	857,234
Meglobal BV:
2.625% 4/28/28(d)		275,000	239,415
4.25% 11/3/26(d)		235,000	225,184
MEGlobal Canada, Inc. 5% 5/18/25 (d)		445,000	435,539
OCP SA:
3.75% 6/23/31(d)		525,000	433,745
5.625% 4/25/24(d)		670,000	664,801
6.875% 4/25/44(d)		210,000	192,480
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		560,000	442,706
7.125% 10/1/27(d)		300,000	270,479
9.75% 11/15/28(d)		450,000	438,885
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		630,000	563,604
2.875% 5/11/31(d)		340,000	268,624
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		795,000	704,402
5.5% 3/18/31		200,000	157,285
5.875% 3/27/24		320,000	314,896
8.75% 5/3/29(d)		200,000	194,828
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	334,877
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	583,366
The Chemours Co. LLC:
4.625% 11/15/29(d)		180,000	152,121
5.375% 5/15/27		1,700,000	1,601,398
5.75% 11/15/28(d)		1,055,000	969,429
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	465,287
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		1,300,000	1,065,090
7.375% 3/1/31(d)		300,000	293,994
			17,474,886
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	609,377

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		300,000	257,725
4% 9/1/29(d)		605,000	479,143
6% 6/15/27(d)		280,000	275,074
BWAY Holding Co. 7.875% 8/15/26 (d)		605,000	601,073
Cascades, Inc.:
5.125% 1/15/26(d)		300,000	286,672
5.375% 1/15/28(d)		300,000	280,387
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		915,000	872,634
8.75% 4/15/30(d)		1,945,000	1,716,898
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,250,866
7.5% 12/15/96		160,000	182,400
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	311,619
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	306,253
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	216,392
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		300,000	297,788
Trident Holdings, Inc. 12.75% 12/31/28 (d)		295,000	305,915
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	360,057
			8,000,896
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		775,000	692,656
6.125% 5/15/28(d)		200,000	198,924
Algoma Steel SCA 0% 12/31/23 (b)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(d)		685,000	555,117
5.625% 5/13/32(d)		260,000	257,132
Arconic Corp.:
6% 5/15/25(d)		400,000	403,181
6.125% 2/15/28(d)		875,000	885,854
ATI, Inc.:
4.875% 10/1/29		280,000	252,053
5.125% 10/1/31		245,000	218,273
Celtic Resources Holdings DAC 4.125% (b)(d)(e)		445,000	63,715
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		465,000	418,798
4.875% 3/1/31(d)		465,000	408,670
5.875% 6/1/27		960,000	936,935
6.75% 4/15/30(d)		965,000	929,731
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		245,000	210,894
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,258,151
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		105,000	92,366
3.15% 1/14/30(d)		280,000	247,710
3.7% 1/30/50(d)		870,000	656,154
5.125% 2/2/33(d)		290,000	285,833
CSN Islands XI Corp. 6.75% 1/28/28 (d)		485,000	447,849
CSN Resources SA 5.875% 4/8/32 (d)		420,000	337,470
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	376,816
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	309,537
ERO Copper Corp. 6.5% 2/15/30 (d)		415,000	357,000
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		1,265,000	1,240,016
6.875% 10/15/27(d)		3,000,000	2,909,610
7.5% 4/1/25(d)		1,055,000	1,051,276
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		445,000	379,948
4.5% 9/15/27(d)		485,000	451,656
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	267,883
Gcm Mining Corp. 6.875% 8/9/26 (d)		715,000	529,100
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	335,210
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	520,363
Metinvest BV 8.5% 4/23/26 (Reg. S)		200,000	135,000
Mineral Resources Ltd.:
8% 11/1/27(d)		280,000	279,600
8.125% 5/1/27(d)		960,000	959,709
8.5% 5/1/30(d)		210,000	210,720
Murray Energy Corp.:
11.25%(b)(d)(e)		490,000	0
12% pay-in-kind(b)(d)(e)(f)		548,100	0
POSCO:
5.75% 1/17/28(d)		420,000	425,963
5.875% 1/17/33(d)		200,000	210,294
PT Freeport Indonesia:
4.763% 4/14/27(d)		225,000	216,626
5.315% 4/14/32(d)		450,000	424,116
6.2% 4/14/52(d)		265,000	238,860
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (d)		610,000	592,212
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	179,182
Stillwater Mining Co.:
4% 11/16/26(d)		580,000	514,785
4.5% 11/16/29(d)		245,000	197,916
TMK Capital SA 4.3% (Reg. S) (b)(e)		400,000	253,000
VM Holding SA 6.5% 1/18/28 (d)		525,000	501,932
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		455,000	334,475
			24,160,271
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	271,525
LABL, Inc. 5.875% 11/1/28 (d)		665,000	604,804
			876,329
TOTAL MATERIALS			51,121,759

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	358,239
Iron Mountain, Inc.:
4.875% 9/15/29(d)		1,300,000	1,163,677
5% 7/15/28(d)		630,000	583,745
5.25% 7/15/30(d)		585,000	527,117
5.625% 7/15/32(d)		585,000	523,329
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	458,201
4.625% 8/1/29		970,000	733,281
5% 10/15/27		2,850,000	2,397,762
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	2,300,000	2,218,814
4.625% 2/21/35 (Reg. S)	EUR	957,000	1,004,366
SBA Communications Corp. 3.875% 2/15/27		890,000	819,874
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		940,000	780,107
6.5% 2/15/29(d)		1,965,000	1,390,588
10.5% 2/15/28(d)		1,205,000	1,195,437
Uniti Group, Inc. 6% 1/15/30 (d)		695,000	470,863
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		665,000	583,579
4.25% 12/1/26(d)		1,140,000	1,066,449
4.625% 12/1/29(d)		650,000	590,116
			16,865,544
Real Estate Management & Development - 0.2%
SELP Finance SARL 3.75% 8/10/27 (Reg. S)	EUR	1,069,000	1,090,818
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		635,000	586,297
5.875% 6/15/27(d)		495,000	486,184
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	270,006
			2,433,305
TOTAL REAL ESTATE			19,298,849

UTILITIES - 2.3%
Electric Utilities - 1.4%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		280,000	227,894
4.75% 3/15/28(d)		365,000	336,756
Comision Federal de Electricidad:
3.348% 2/9/31(d)		130,000	102,075
4.688% 5/15/29(d)		565,000	506,376
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	1,200,000	1,252,278
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(f)	EUR	600,000	504,142
5.943% 4/23/83 (Reg. S)(f)	EUR	100,000	108,030
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		590,000	548,045
6.75% 8/6/23(d)		520,000	516,584
7.125% 2/11/25(d)		735,000	721,557
8.45% 8/10/28(d)		240,000	227,554
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		605,000	515,998
Lamar Funding Ltd. 3.958% 5/7/25 (d)		600,000	573,096
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	573,688
NRG Energy, Inc.:
3.375% 2/15/29(d)		305,000	249,453
3.625% 2/15/31(d)		605,000	472,290
3.875% 2/15/32(d)		645,000	496,934
5.75% 1/15/28		1,665,000	1,577,838
6.625% 1/15/27		315,000	312,694
ORSTED A/S 5.25% 12/8/22 (Reg. S) (f)	EUR	600,000	649,810
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	383,602
3.95% 12/1/47		1,691,000	1,151,609
4% 12/1/46		1,023,000	685,642
4.25% 3/15/46		125,000	88,780
4.3% 3/15/45		315,000	224,747
PG&E Corp.:
5% 7/1/28		1,345,000	1,234,179
5.25% 7/1/30		510,000	457,110
PT Pertamina Geothermal Energy 5.15% 4/27/28 (d)		205,000	203,741
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,105,000	967,831
5% 7/31/27(d)		1,220,000	1,141,941
5.5% 9/1/26(d)		820,000	789,041
5.625% 2/15/27(d)		1,495,000	1,432,923
			19,234,238
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		640,000	621,229
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	186,200
8% 3/1/32		335,000	384,878
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	477,175
			1,669,482
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	329,636
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	206,386
Energo-Pro A/S 8.5% 2/4/27 (d)		245,000	231,057
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,020,000	665,550
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	450,043
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	870,000	872,096
4.125% 2/13/35 (Reg. S)	EUR	971,000	1,030,801
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		445,625	396,606
			4,182,175
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		448,000	376,006
4.696% 4/24/33(d)		350,000	346,938
4.875% 4/23/30(d)		195,000	196,232
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	1,388,000	1,493,163
			2,412,339
Water Utilities - 0.3%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	1,800,000	1,765,713
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	1,477,000	1,142,333
4.375% 1/18/31 (Reg. S)	EUR	1,875,000	1,810,542
			4,718,588
TOTAL UTILITIES			32,216,822

TOTAL NONCONVERTIBLE BONDS			543,146,535
TOTAL CORPORATE BONDS (Cost $593,739,557)			544,120,448

U.S. Government and Government Agency Obligations - 25.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	194,211
Freddie Mac 4% 11/25/24	2,200,000	2,147,207
Tennessee Valley Authority:
5.25% 9/15/39	126,000	133,631
5.375% 4/1/56	302,000	330,468
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,805,517
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bills, yield at date of purchase 5.19% 7/27/23 (k)	400,000	398,662
U.S. Treasury Bonds:
2% 8/15/51	16,756,000	11,422,225
2.25% 2/15/52	12,700,000	9,177,734
2.5% 2/15/45	17,524,000	13,567,409
2.875% 5/15/52	6,426,000	5,325,297
3% 5/15/45	1,800,000	1,520,227
3% 2/15/49	13,991,000	11,831,686
3.25% 5/15/42	1,302,000	1,161,832
3.625% 2/15/53	20,859,000	20,018,122
3.625% 5/15/53	360,000	345,994
4.75% 2/15/37	8,126,000	8,989,388
U.S. Treasury Notes:
0.25% 5/15/24	73,000	69,803
0.25% 9/30/25	237,000	214,661
0.25% 10/31/25	1,700,000	1,534,250
0.375% 12/31/25	8,019,000	7,228,064
0.375% 1/31/26	2,100,000	1,885,406
0.625% 7/31/26	2,400,000	2,138,156
0.75% 3/31/26	4,704,000	4,251,607
0.75% 8/31/26	3,400,000	3,032,375
0.875% 9/30/26	15,620,000	13,975,019
1% 7/31/28	4,418,000	3,789,125
1.125% 10/31/26	1,700,000	1,528,672
1.125% 8/31/28	42,292,000	36,438,826
1.25% 12/31/26	698,000	628,200
1.25% 9/30/28	2,930,000	2,536,396
1.375% 8/31/23	500,000	496,878
1.375% 10/31/28	3,514,000	3,057,180
1.5% 2/29/24	29,600,000	28,839,188
1.5% 9/30/24	1,995,000	1,903,511
1.5% 10/31/24	280,000	266,416
1.5% 1/31/27	4,595,000	4,162,244
1.5% 11/30/28	860,000	752,231
1.625% 9/30/26	4,153,000	3,804,375
1.75% 1/31/29	2,583,000	2,283,332
1.875% 2/28/27	27,200,000	24,932,625
2.125% 7/31/24	9,671,000	9,339,315
2.25% 4/30/24	9,144,000	8,907,899
2.25% 3/31/26	3,329,000	3,132,511
2.5% 1/31/24	630,000	619,541
2.5% 2/28/26	7,215,000	6,838,749
2.5% 3/31/27	900,000	843,434
2.625% 7/31/29	1,400,000	1,293,305
2.75% 2/15/24	14,838,000	14,594,564
2.75% 7/31/27	2,800,000	2,639,766
2.75% 5/31/29	155,000	144,307
2.75% 8/15/32	3,955,000	3,625,777
2.875% 4/30/29	3,300,000	3,094,523
2.875% 5/15/32	4,651,000	4,312,349
3.125% 11/15/28	1,180,000	1,124,088
3.375% 5/15/33	250,000	241,094
3.5% 1/31/28	4,190,000	4,068,719
3.5% 2/15/33	3,800,000	3,701,438
3.625% 5/15/26	3,720,000	3,629,754
3.625% 3/31/30	7,767,000	7,597,704
3.75% 5/31/30	189,000	186,372
3.875% 4/30/25	900,000	882,492
3.875% 1/15/26	2,390,000	2,345,374
3.875% 11/30/27	850,000	837,947
3.875% 12/31/27	6,700,000	6,604,673
4% 2/15/26	2,800,000	2,757,016
4% 10/31/29	1,300,000	1,296,598
4% 2/28/30	504,000	503,646
4.125% 10/31/27	900,000	895,289
4.125% 11/15/32	4,064,000	4,152,900
4.25% 12/31/24	5,800,000	5,718,891
4.375% 10/31/24	1,650,000	1,630,084
4.5% 11/30/24	11,000,000	10,883,125
4.625% 3/15/26	4,310,000	4,314,714
TOTAL U.S. TREASURY OBLIGATIONS		356,265,074
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	981,449
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $395,953,730)		360,052,040

U.S. Government Agency - Mortgage Securities - 3.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
1.5% 11/1/40 to 11/1/41	4,003,604	3,285,149
2% 2/1/28 to 12/1/41	6,603,392	5,779,726
2.5% 10/1/27 to 12/1/51	5,587,328	5,012,025
3% 2/1/31 to 2/1/52 (k)	2,059,727	1,924,609
3.5% 5/1/35 to 3/1/52	1,439,706	1,328,581
5% 10/1/52 to 12/1/52	1,493,204	1,477,608
5.5% 5/1/53 to 6/1/53	756,913	758,505
6% 6/1/53	904,981	925,741
TOTAL FANNIE MAE		20,491,944
Freddie Mac - 0.8%
1.5% 12/1/40 to 4/1/41	1,121,389	925,749
2% 7/1/41	1,537,749	1,317,518
2.5% 1/1/28 to 1/1/42	5,095,825	4,623,270
3% 12/1/30 to 9/1/34	442,590	417,081
3.5% 3/1/50 to 3/1/52 (k)	2,810,594	2,575,730
5% 10/1/52 to 12/1/52 (k)	1,413,589	1,398,945
5.5% 5/1/53	323,357	323,670
TOTAL FREDDIE MAC		11,581,963
Ginnie Mae - 0.6%
2% 2/20/51	49,107	41,359
2% 7/1/53 (h)	1,800,000	1,511,352
2% 7/1/53 (h)	2,400,000	2,015,136
2% 7/1/53 (h)	600,000	503,784
2% 7/1/53 (h)	725,000	608,739
2% 7/1/53 (h)	1,175,000	986,577
2% 8/1/53 (h)	850,000	714,557
2% 8/1/53 (h)	450,000	378,295
2% 8/1/53 (h)	150,000	126,098
5.5% 7/1/53 (h)	1,400,000	1,393,840
TOTAL GINNIE MAE		8,279,737
Uniform Mortgage Backed Securities - 0.6%
2% 7/1/53 (h)	1,600,000	1,303,818
4% 7/1/53 (h)	200,000	187,641
5% 7/1/38 (h)	250,000	248,223
5% 7/1/38 (h)	250,000	248,223
5% 7/1/38 (h)	200,000	198,578
5% 7/1/38 (h)	225,000	223,400
5% 7/1/38 (h)	100,000	99,289
5% 7/1/38 (h)	75,000	74,467
5% 8/1/38 (h)	100,000	99,309
5.5% 7/1/53 (h)	3,300,000	3,284,142
5.5% 7/1/53 (h)	2,100,000	2,089,908
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,056,998
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,193,561)		48,410,642

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 1.0%
Fannie Mae:
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	384,419	322,697
Series 2020-49 Class JA, 2% 8/25/44	132,698	117,753
Series 2021-68 Class A, 2% 7/25/49	257,952	208,286
Series 2021-85 Class L, 2.5% 8/25/48	140,615	122,891
Series 2021-96 Class HA, 2.5% 2/25/50	234,412	205,732
Series 2022-1 Class KA, 3% 5/25/48	242,898	217,430
Series 2022-13 Class MA, 3% 5/25/44	993,546	917,176
Series 2022-3 Class N, 2% 10/25/47	1,885,774	1,604,235
Series 2022-4 Class B, 2.5% 5/25/49	169,548	148,535
Series 2022-49 Class TE, 4.5% 12/25/48	1,901,634	1,829,253
Series 2022-65 Class GA, 5% 4/25/46	1,772,280	1,722,339
Series 2022-7 Class A, 3% 5/25/48	345,399	309,225
Series 2021-59 Class H, 2% 6/25/48	146,025	120,651
Series 2021-66:
Class DA, 2% 1/25/48	157,816	130,772
Class DM, 2% 1/25/48	167,713	138,973
Freddie Mac:
sequential payer:
Series 2021-5175 Class CB, 2.5% 4/25/50	837,392	727,261
Series 2021-5180 Class KA, 2.5% 10/25/47	168,935	149,266
Series 2022-5189 Class DA, 2.5% 5/25/49	179,610	153,229
Series 2022-5190 Class BA, 2.5% 11/25/47	175,697	152,794
Series 2022-5191 Class CA, 2.5% 4/25/50	199,445	173,429
Series 2022-5197 Class DA, 2.5% 11/25/47	133,451	116,063
Series 2022-5198 Class BA, 2.5% 11/25/47	684,745	602,472
Series 2022-5202 Class LB, 2.5% 10/25/47	142,478	123,564
Series 2021-5083 Class VA, 1% 8/15/38	2,145,777	1,979,897
Series 2021-5176 Class AG, 2% 1/25/47	633,225	545,372
Series 2021-5182 Class A, 2.5% 10/25/48	1,088,314	944,144
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	135,697	116,900

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,109,963)		13,900,339

Commercial Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,278,000	1,235,590
Series 2015-K049 Class A2, 3.01% 7/25/25	36,000	34,476
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	1,457,293	1,402,802
Series 2015-K051 Class A2, 3.308% 9/25/25	57,000	54,794
Series 2016-K052 Class A2, 3.151% 11/25/25	2,852,314	2,733,552
Series 2017-K729 Class A2, 3.136% 10/25/24	900,000	873,108
Series 2022-150 Class A2, 3.71% 9/25/32	300,000	282,361
Series 2017-K727 Class A2, 2.946% 7/25/24	1,822,433	1,775,383
Series K063 Class A2, 3.43% 1/25/27	600,000	573,130
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	1,721,826	1,656,712
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,737,230)		10,621,908

Foreign Government and Government Agency Obligations - 9.7%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (d)		315,000	309,881
Angola Republic:
8.25% 5/9/28 (d)		610,000	540,381
8.75% 4/14/32 (d)		170,000	142,960
9.375% 5/8/48 (d)		175,000	138,236
9.5% 11/12/25 (d)		795,000	774,266
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		30,000	16,949
7.5% 1/31/27 (d)		830,000	601,426
7.5% 2/16/61 (d)		480,000	239,266
7.6003% 3/1/29 (d)		370,000	238,391
7.903% 2/21/48 (d)		460,000	235,488
8.5% 1/31/47 (d)		580,000	307,180
8.7002% 3/1/49 (d)		460,000	246,477
Argentine Republic:
0.5% 7/9/30 (j)		6,465,308	2,144,349
1% 7/9/29		738,798	239,622
1.5% 7/9/35 (j)		3,607,241	1,080,260
3.5% 7/9/41 (j)		1,140,000	364,549
3.875% 1/9/38 (j)		2,032,304	713,298
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	1,600,000	877,269
1.75% 6/21/51 (Reg. S)	AUD	8,595,000	3,328,894
Bahamian Republic 6% 11/21/28 (d)		310,000	247,169
Bahrain Kingdom 5.625% 5/18/34 (d)		155,000	134,639
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (d)		200,000	198,000
Barbados Government 6.5% 10/1/29 (d)		594,000	553,899
Bermuda Government:
2.375% 8/20/30 (d)		55,000	45,685
3.375% 8/20/50 (d)		165,000	113,104
3.717% 1/25/27 (d)		645,000	611,886
4.75% 2/15/29 (d)		360,000	351,004
5% 7/15/32 (d)		260,000	253,581
Brazilian Federative Republic:
3.875% 6/12/30		830,000	734,998
6% 10/20/33		335,000	330,645
7.125% 1/20/37		565,000	601,233
8.25% 1/20/34		1,045,000	1,197,466
Buenos Aires Province 5.25% 9/1/37 (d)(j)		725,000	276,588
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	457,341
Canadian Government:
0.75% 2/1/24	CAD	705,000	519,579
1.25% 3/1/27	CAD	3,000,000	2,061,989
Chilean Republic:
2.45% 1/31/31		1,355,000	1,167,725
2.75% 1/31/27		310,000	287,426
3.1% 1/22/61		700,000	454,951
3.5% 1/31/34		200,000	175,706
4% 1/31/52		200,000	162,598
4.34% 3/7/42		260,000	230,672
5.33% 1/5/54		505,000	500,440
Colombian Republic:
3% 1/30/30		1,025,000	798,598
3.125% 4/15/31		535,000	404,069
3.25% 4/22/32		290,000	213,904
4.125% 5/15/51		220,000	131,413
5% 6/15/45		855,000	592,985
5.2% 5/15/49		650,000	450,613
6.125% 1/18/41		40,000	32,511
7.375% 9/18/37		140,000	133,295
7.5% 2/2/34		250,000	244,403
8% 4/20/33		280,000	284,690
Costa Rican Republic:
5.625% 4/30/43 (d)		285,000	244,245
6.125% 2/19/31 (d)		360,000	357,059
6.55% 4/3/34 (d)		205,000	205,390
7% 4/4/44 (d)		135,000	131,217
Democratic Socialist Republic of Sri Lanka:
6.2% (d)(e)		300,000	130,500
6.825% (d)(e)		225,000	104,622
7.55% (d)(e)		235,000	102,225
7.85% (d)(e)		505,000	221,064
Dominican Republic:
4.5% 1/30/30 (d)		735,000	642,375
4.875% 9/23/32 (d)		860,000	731,869
5.875% 1/30/60 (d)		270,000	208,235
5.95% 1/25/27 (d)		445,000	435,130
6% 7/19/28 (d)		360,000	350,118
6.4% 6/5/49 (d)		340,000	288,721
6.5% 2/15/48 (d)		215,000	185,732
6.85% 1/27/45 (d)		300,000	271,578
6.875% 1/29/26 (d)		790,000	795,356
7.05% 2/3/31 (d)		225,000	224,127
7.45% 4/30/44 (d)		335,000	326,937
Dutch Government 0.5% 7/15/32 (Reg. S) (d)	EUR	10,000	9,015
Ecuador Republic:
2.5% 7/31/35 (d)(j)		705,000	243,422
5.5% 7/31/30 (d)(j)		1,320,000	635,488
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	51,650
7.1246% 1/20/50 (d)		290,000	160,251
7.625% 2/1/41 (d)		90,000	50,850
Emirate of Abu Dhabi:
3% 9/15/51 (d)		645,000	456,892
3.125% 9/30/49 (d)		1,915,000	1,397,759
3.875% 4/16/50 (d)		620,000	520,329
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		920,000	663,099
5.25% 1/30/43 (Reg. S)		330,000	309,619
Gabonese Republic 7% 11/24/31 (d)		455,000	360,901
Georgia Republic 2.75% 4/22/26 (d)		480,000	430,003
German Federal Republic:
1.7% 8/15/32(Reg. S)	EUR	28,960,306	29,882,934
1.8% 8/15/53(Reg. S)	EUR	2,500,000	2,382,673
2.3% 2/15/33(Reg. S)	EUR	3,370,000	3,646,369
Ghana Republic:
7.75% (d)(e)		560,000	236,880
8.627% (d)(e)		255,000	103,423
10.75% 10/14/30 (d)		360,000	241,308
Guatemalan Republic:
4.9% 6/1/30 (d)		230,000	214,112
5.375% 4/24/32 (d)		380,000	360,130
6.125% 6/1/50 (d)		225,000	206,750
6.6% 6/13/36 (d)		395,000	397,568
Hungarian Republic:
2.125% 9/22/31 (d)		205,000	158,551
3.125% 9/21/51 (d)		340,000	211,001
5.25% 6/16/29 (d)		295,000	286,551
5.5% 6/16/34 (d)		305,000	295,505
6.125% 5/22/28 (d)		225,000	228,485
Indonesian Republic:
3.2% 9/23/61		400,000	270,828
3.85% 10/15/30		330,000	309,194
4.1% 4/24/28		490,000	472,007
4.35% 1/11/48		300,000	264,552
4.4% 6/6/27 (d)		345,000	339,528
5.125% 1/15/45 (d)		1,160,000	1,151,497
5.25% 1/17/42 (d)		305,000	304,954
5.95% 1/8/46 (d)		350,000	379,418
6.625% 2/17/37 (d)		220,000	250,470
6.75% 1/15/44 (d)		330,000	386,694
7.75% 1/17/38 (d)		930,000	1,161,245
8.5% 10/12/35 (d)		875,000	1,136,118
Islamic Republic of Pakistan:
6% 4/8/26 (d)		730,000	351,159
6.875% 12/5/27 (d)		215,000	101,837
Israeli State 3.375% 1/15/50		595,000	446,012
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	455,423
6.125% 6/15/33 (d)		400,000	349,196
6.375% 3/3/28 (d)		490,000	471,140
Jamaican Government:
6.75% 4/28/28		255,000	266,087
7.875% 7/28/45		160,000	183,842
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	555,628
7.375% 10/10/47 (d)		110,000	94,437
7.5% 1/13/29 (d)		200,000	199,470
7.75% 1/15/28 (d)		320,000	325,670
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	535,139
3.45% 2/2/61 (d)		1,120,000	785,926
3.625% 3/4/28 (d)		315,000	298,100
3.75% 1/21/55 (d)		655,000	494,289
4.5% 10/26/46 (d)		640,000	559,424
4.5% 4/22/60 (d)		225,000	194,382
4.625% 10/4/47 (d)		330,000	293,057
5% 1/18/53 (d)		375,000	346,894
Lebanese Republic:
5.8% (e)		625,000	40,131
6.375% (e)		810,000	52,316
Ministry of Finance of the Russian Federation:
4.375% (Reg. S) (b)(e)		200,000	84,000
5.1% (Reg. S) (b)(e)		600,000	252,000
Moroccan Kingdom 6.5% 9/8/33 (d)		495,000	508,929
Panamanian Republic:
2.252% 9/29/32		400,000	305,112
3.298% 1/19/33		445,000	370,200
3.87% 7/23/60		715,000	470,992
4.5% 5/15/47		250,000	197,115
4.5% 4/16/50		780,000	600,233
6.853% 3/28/54		200,000	207,680
Peruvian Republic:
2.783% 1/23/31		740,000	633,595
3% 1/15/34		440,000	363,849
3.3% 3/11/41		360,000	276,206
Philippine Republic:
2.65% 12/10/45		390,000	261,581
2.95% 5/5/45		160,000	113,798
5% 7/17/33		210,000	212,434
5.5% 1/17/48		200,000	205,588
5.609% 4/13/33		305,000	321,116
5.95% 10/13/47		490,000	531,087
Polish Government:
5.5% 4/4/53		210,000	210,815
5.75% 11/16/32		425,000	444,852
Provincia de Cordoba:
6.875% 12/10/25 (d)		676,536	507,402
6.99% 6/1/27 (d)		515,562	352,603
Republic of Armenia 3.6% 2/2/31 (d)		545,000	425,836
Republic of Benin 4.875% 1/19/32 (d)	EUR	275,000	227,113
Republic of Kenya:
6.3% 1/23/34 (d)		165,000	124,224
6.875% 6/24/24 (d)		190,000	179,978
7% 5/22/27 (d)		355,000	318,758
7.25% 2/28/28 (d)		100,000	86,450
8% 5/22/32 (d)		120,000	101,094
Republic of Nigeria:
6.125% 9/28/28 (d)		795,000	660,876
6.5% 11/28/27 (d)		445,000	386,291
7.143% 2/23/30 (d)		360,000	301,133
7.625% 11/21/25 (d)		395,000	376,771
7.696% 2/23/38 (d)		280,000	209,054
8.375% 3/24/29 (d)		130,000	116,750
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	180,176
4.95% 4/28/31 (d)		480,000	460,277
5.4% 3/30/50 (d)		265,000	226,996
Republic of Senegal 6.25% 5/23/33 (d)		335,000	279,424
Republic of Serbia 2.125% 12/1/30 (d)		675,000	516,638
Republic of Uzbekistan:
3.7% 11/25/30 (d)		115,000	92,577
3.9% 10/19/31 (d)		395,000	316,988
Republic of Zambia 8.97% (d)(e)		335,000	192,193
Romanian Republic:
3% 2/27/27 (d)		470,000	424,880
3% 2/14/31 (d)		600,000	496,536
3.375% 1/28/50 (Reg. S)	EUR	170,000	115,818
3.624% 5/26/30 (d)	EUR	260,000	247,658
3.625% 3/27/32 (d)		470,000	399,232
4% 2/14/51 (d)		150,000	106,752
6.625% 2/17/28 (d)		225,000	231,368
Rwanda Republic 5.5% 8/9/31 (d)		595,000	446,684
South African Republic:
4.85% 9/27/27		285,000	266,552
4.85% 9/30/29		235,000	206,410
5% 10/12/46		395,000	262,000
5.65% 9/27/47		190,000	134,395
5.75% 9/30/49		620,000	438,222
5.875% 4/20/32		280,000	247,985
State of Qatar:
3.75% 4/16/30 (d)		1,510,000	1,451,790
4% 3/14/29 (d)		380,000	370,815
4.4% 4/16/50 (d)		1,450,000	1,316,238
4.625% 6/2/46 (d)		575,000	545,566
4.817% 3/14/49 (d)		1,060,000	1,017,420
5.103% 4/23/48 (d)		620,000	616,658
9.75% 6/15/30 (d)		295,000	387,763
Sultanate of Oman:
4.75% 6/15/26 (d)		230,000	223,245
5.375% 3/8/27 (d)		120,000	117,529
5.625% 1/17/28 (d)		1,465,000	1,445,633
6% 8/1/29 (d)		450,000	449,150
6.25% 1/25/31 (d)		425,000	430,287
6.5% 3/8/47 (d)		195,000	181,194
6.75% 1/17/48 (d)		920,000	881,848
Turkish Republic:
4.25% 4/14/26		830,000	739,513
4.75% 1/26/26		980,000	892,790
4.875% 10/9/26		650,000	579,170
4.875% 4/16/43		815,000	521,567
5.125% 2/17/28		520,000	451,126
5.25% 3/13/30		185,000	151,565
5.75% 5/11/47		520,000	354,921
6% 3/25/27		170,000	154,275
6% 1/14/41		445,000	326,292
6.125% 10/24/28		365,000	325,321
6.625% 2/17/45		310,000	237,007
9.125% 7/13/30		350,000	346,297
9.375% 3/14/29		490,000	489,951
9.375% 1/19/33		840,000	841,050
9.875% 1/15/28		1,165,000	1,185,760
Ukraine Government:
6.876% 5/21/31 (d)		170,000	38,386
7.253% 3/15/35 (d)		585,000	133,830
7.375% 9/25/34 (d)		285,000	65,835
7.75% 9/1/24 (d)		566,000	138,461
7.75% 9/1/25 (d)		1,345,000	337,461
7.75% 9/1/26 (d)		1,505,000	358,356
7.75% 9/1/28 (d)		200,000	47,632
7.75% 9/1/29 (d)		110,000	26,121
7.75% 8/1/41 (d)(f)		370,000	147,445
United Mexican States:
2.659% 5/24/31		510,000	423,173
3.25% 4/16/30		620,000	551,124
3.5% 2/12/34		610,000	509,057
3.75% 4/19/71		1,000,000	669,180
4.5% 4/22/29		345,000	334,595
4.875% 5/19/33		345,000	329,178
5.75% 10/12/2110		840,000	749,196
6.05% 1/11/40		670,000	679,715
6.338% 5/4/53		305,000	310,490
6.35% 2/9/35		465,000	487,794
Uruguay Republic 5.1% 6/18/50		675,000	673,711
Venezuelan Republic:
9.25% (e)		2,395,000	203,575
11.95% (Reg. S) (e)		1,090,000	95,375
12.75% (e)		190,000	16,150
Vietnamese Socialist Republic 5.5% 3/12/28		1,677,000	1,604,235
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,890,132)			134,615,121

Common Stocks - 4.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
Netflix, Inc. (l)	1,200	528,588
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (l)	11,300	1,352,610
Meta Platforms, Inc. Class A (l)	6,200	1,779,276
		3,131,886
Media - 0.0%
iHeartMedia, Inc. (l)	5,655	20,584
Nexstar Broadcasting Group, Inc. Class A	1,000	166,550
		187,134
TOTAL COMMUNICATION SERVICES		3,847,608
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%
Exide Technologies (b)(l)	84	0
Exide Technologies (b)(l)	2,115	0
Exide Technologies (b)(l)	124,905	1
UC Holdings, Inc. (b)(l)	33,750	200,138
		200,139
Broadline Retail - 0.0%
Amazon.com, Inc. (l)	4,500	586,620
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (l)	2,400	307,584
Booking Holdings, Inc. (l)	200	540,066
Boyd Gaming Corp.	12,300	853,251
Caesars Entertainment, Inc. (l)	31,600	1,610,652
New Cotai LLC/New Cotai Capital Corp. (b)(c)(l)	247,076	187,778
Studio City International Holdings Ltd.:
ADR (d)(l)	10,083	69,963
(NYSE) ADR (l)	11,100	77,020
		3,646,314
Household Durables - 0.1%
Tempur Sealy International, Inc.	27,400	1,097,918
TopBuild Corp. (l)	300	79,806
		1,177,724
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	5,900	779,921
Lowe's Companies, Inc.	2,900	654,530
Williams-Sonoma, Inc.	2,300	287,822
		1,722,273
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	500	471,456
Tapestry, Inc.	9,300	398,040
		869,496
TOTAL CONSUMER DISCRETIONARY		8,202,566
CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. (b)(c)(l)	40,826	1,031,265
Food Products - 0.0%
JBS SA	109,400	398,923
Reddy Ice Holdings, Inc. (b)(l)	2,286	0
		398,923
TOTAL CONSUMER STAPLES		1,430,188
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (l)	5,989	85,283
Forbes Energy Services Ltd. (l)	6,562	0
Halliburton Co.	900	29,691
Superior Energy Services, Inc. Class A (b)(l)	5,560	377,190
		492,164
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (l)	12,900	297,087
California Resources Corp.	41,452	1,877,361
California Resources Corp. warrants 10/27/24 (l)	3,099	36,754
Canadian Natural Resources Ltd.	10,500	590,730
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(l)	13	0
Series B warrants 10/1/25 (b)(l)	13	0
Cheniere Energy, Inc.	7,900	1,203,644
Chesapeake Energy Corp.	9,974	834,624
Chesapeake Energy Corp. (c)(l)	1,691	141,503
Civitas Resources, Inc.	3,070	212,966
Diamondback Energy, Inc.	4,400	577,984
EP Energy Corp. (b)(l)	52,316	310,757
Mesquite Energy, Inc. (b)(l)	15,322	2,290,114
Nostrum Oil & Gas LP warrants (b)(l)	44,232	0
Unit Corp.	2,069	99,064
		8,472,588
TOTAL ENERGY		8,964,752
FINANCIALS - 0.5%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(l)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,100	1,271,379
Financial Services - 0.4%
Apollo Global Management, Inc.	11,800	906,358
Carnelian Point Holdings LP warrants (b)(l)	54	158
Fiserv, Inc. (l)	9,300	1,173,195
Global Payments, Inc.	3,600	354,672
MasterCard, Inc. Class A	3,000	1,179,900
Visa, Inc. Class A	7,600	1,804,848
		5,419,131
Insurance - 0.0%
Arthur J. Gallagher & Co.	2,000	439,140
TOTAL FINANCIALS		7,129,653
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Humana, Inc.	600	268,278
Tenet Healthcare Corp. (l)	3,700	301,106
UnitedHealth Group, Inc.	1,100	528,704
		1,098,088
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (l)	1,100	231,275
IQVIA Holdings, Inc. (l)	4,300	966,511
		1,197,786
TOTAL HEALTH CARE		2,295,874
INDUSTRIALS - 0.3%
Building Products - 0.0%
Builders FirstSource, Inc. (l)	3,200	435,200
Construction & Engineering - 0.0%
Willscot Mobile Mini Holdings (l)	12,800	611,712
Electrical Equipment - 0.1%
AMETEK, Inc.	3,200	518,016
Regal Rexnord Corp.	5,200	800,280
		1,318,296
Machinery - 0.0%
Parker Hannifin Corp.	1,400	546,056
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	5,200	247,208
Professional Services - 0.1%
ASGN, Inc. (l)	5,000	378,150
SS&C Technologies Holdings, Inc.	5,908	358,025
		736,175
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (b)(l)	321	44,747
Class B (b)(l)	107	14,916
WESCO International, Inc.	3,900	698,334
		757,997
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)	16,755	0
Class A2 (b)(c)(l)	16,755	0
Class A3 (b)(c)(l)	16,755	0
Class A4 (b)(c)(l)	16,755	0
Class A5 (b)(c)(l)	16,755	0
Class A6 (b)(c)(l)	16,755	0
Class A7 (b)(c)(l)	16,755	0
Class A8 (b)(c)(l)	16,755	0
Class A9 (b)(c)(l)	16,755	0
		0
TOTAL INDUSTRIALS		4,652,644
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (l)	4,600	745,476
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	2,700	495,450
IT Services - 0.0%
GTT Communications, Inc. (b)	4,921	60,776
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. (l)	4,500	512,595
ASML Holding NV (depository receipt)	900	652,275
Enphase Energy, Inc. (l)	3,100	519,188
Marvell Technology, Inc.	14,000	836,920
Microchip Technology, Inc.	11,100	994,449
NVIDIA Corp.	5,500	2,326,610
NXP Semiconductors NV	3,700	757,316
ON Semiconductor Corp. (l)	17,765	1,680,214
		8,279,567
Software - 0.4%
Adobe, Inc. (l)	2,000	977,980
Microsoft Corp.	5,600	1,907,024
Oracle Corp.	7,800	928,902
Palo Alto Networks, Inc. (l)	2,000	511,020
Salesforce, Inc. (l)	2,600	549,276
Synopsys, Inc. (l)	1,100	478,951
		5,353,153
TOTAL INFORMATION TECHNOLOGY		14,934,422
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Corp. Class A	4,000	463,200
Olin Corp.	10,300	529,317
The Chemours Co. LLC	22,445	827,996
		1,820,513
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	34,200	821,826
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	32,940	233,874
Algoma Steel SCA (b)(l)	10,220	0
Elah Holdings, Inc. (l)	14	700
First Quantum Minerals Ltd.	21,800	515,729
Freeport-McMoRan, Inc.	8,800	352,000
		1,102,303
TOTAL MATERIALS		3,744,642
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (l)	56,566	977,460
Portland General Electric Co.	140	6,556
		984,016
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (b)(l)	901	1,680
PureWest Energy rights (b)(l)	543	0
		1,680
TOTAL UTILITIES		985,696
TOTAL COMMON STOCKS (Cost $45,289,108)		56,188,045

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Exide Technologies (b)(l)	187	0
INDUSTRIALS - 0.0%
Passenger Airlines - 0.0%
Azul SA (l)	38,500	175,768
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)	8,042,141	80
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $580,400)		175,848

Bank Loan Obligations - 2.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (f)(g)(m)	408,123	363,116
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7% 12/12/26 (f)(g)(m)	469,238	468,505
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (f)(g)(m)	244,755	203,147
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 3/9/27 (f)(g)(m)	409,763	320,709
		1,355,477
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (f)(g)(m)	356,478	272,039
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (f)(g)(m)	34,650	34,506
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (f)(g)(m)	350,563	342,938
		649,483
TOTAL COMMUNICATION SERVICES		2,004,960
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 4/20/30 (f)(g)(m)	135,000	134,536
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5227% 12/17/28 (f)(g)(m)	103,425	84,291
		218,827
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.7603% 1/15/27 (f)(g)(m)	585,276	569,767
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (f)(g)(m)	829,394	707,946
		1,277,713
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 1/15/30 (f)(g)(m)	170,000	169,915
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (f)(g)(m)	769,790	758,728
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2476% 4/14/29 (f)(g)(m)	108,900	108,610
		1,037,253
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/9/30 (f)(g)(m)	149,625	149,375
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 12/18/27 (f)(g)(m)	1,378,344	1,321,060
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (f)(g)(m)	264,600	233,708
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4271% 6/30/27 (f)(g)(m)	51,119	44,218
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9031% 2/5/26 (f)(g)(m)	945,917	936,855
		2,535,841
TOTAL CONSUMER DISCRETIONARY		5,219,009
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.59% 1/24/29 (f)(g)(m)	103,950	96,497
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(f)(m)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(m)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(m)	122,000	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (f)(g)(m)	527,850	526,778
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.443% 2/15/27 (f)(g)(m)	64,025	62,611
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6504% 11/12/27 (f)(g)(m)	631,748	627,458
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (f)(g)(m)	44,888	44,818
CME Term SOFR 1 Month Index + 4.250% 6/8/30 (g)(m)(n)	225,000	225,407
		960,294
TOTAL FINANCIALS		1,487,072
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (f)(g)(m)	961,878	946,247
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (f)(g)(m)	326,700	323,760
		1,270,007
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (f)(g)(m)	1,353,744	1,301,287
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(m)(o)	166,304	159,860
		1,461,147
TOTAL HEALTH CARE		2,731,154
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/8/26 (f)(g)(m)	134,762	133,471
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/4/26 (f)(g)(m)	72,453	71,759
		205,230
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (f)(g)(m)	1,117,200	936,493
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (f)(g)(m)	1,037,163	981,094
		1,917,587
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (f)(g)(m)	50,000	46,250
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (f)(g)(m)	247,500	246,077
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (f)(g)(m)	564,815	562,556
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (g)(m)(o)	185,185	184,444
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(m)	137,200	134,216
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(m)	790,000	693,620
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/10/26 (f)(g)(m)	318,743	317,946
		2,185,109
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(m)	1,047,130	994,774
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (f)(g)(m)	299,663	290,598
		1,285,372
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9406% 3/17/30 (f)(g)(m)	84,788	84,540
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (f)(g)(m)	420,750	420,148
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.7985% 10/20/27 (f)(g)(m)	184,500	191,461
		611,609
TOTAL INDUSTRIALS		6,289,447
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (f)(g)(m)	98,003	96,019
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (f)(g)(m)	60,938	60,089
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (f)(g)(m)	48,964	48,866
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (f)(g)(m)	193,079	107,481
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (f)(g)(m)	530,775	525,027
		741,463
Software - 0.4%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 10/2/25 (f)(g)(m)	1,596,006	1,581,578
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 4/25/28 (f)(g)(m)	900,000	862,200
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (f)(g)(m)	314,400	288,723
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.467% 8/31/28 (f)(g)(m)	305,350	298,480
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 4/22/28 (f)(g)(m)	304,575	297,646
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(g)(m)	1,245,358	1,220,837
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.2706% 5/3/27 (f)(g)(m)	650,000	628,641
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.217% 9/1/25 (f)(g)(m)	299,233	243,360
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5242% 2/28/27 (f)(g)(m)	120,938	119,123
		5,540,588
TOTAL INFORMATION TECHNOLOGY		6,378,070
MATERIALS - 0.2%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (f)(g)(m)	28,152	28,228
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (f)(g)(m)	905,450	864,424
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (f)(g)(m)	167,450	160,543
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (f)(g)(m)	128,050	126,999
		1,180,194
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (f)(g)(m)	1,162,031	1,142,079
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (f)(g)(m)	78,400	74,284
		1,216,363
TOTAL MATERIALS		2,396,557
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (f)(g)(m)	1,629,600	1,625,819
TOTAL BANK LOAN OBLIGATIONS (Cost $29,332,217)		28,228,585

Fixed-Income Funds - 5.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $79,611,039)	799,712	77,779,943

Preferred Securities - 4.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		800,000	671,988
Orange SA 5.375% (Reg. S) (f)(i)	EUR	700,000	764,498
			1,436,486
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(i)	EUR	2,200,000	2,019,867
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		710,000	715,246
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (f)(g)(i)		4,050,000	3,684,306
6.625% (f)(i)		1,515,000	1,196,787
7.125% (f)(i)		1,660,000	1,422,656
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(i)		550,000	330,000
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.982% (e)(f)(g)(i)		148,000	101,750
			6,735,499
FINANCIALS - 3.8%
Banks - 3.5%
Banco Do Brasil SA 6.25% (d)(f)(i)		560,000	506,513
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		590,000	566,148
7.625% (d)(f)(i)		480,000	441,636
Bank of America Corp.:
5.875% (f)(i)		5,125,000	4,784,146
6.25% (f)(i)		2,910,000	2,931,449
8.631% (f)(g)(i)		5,217,000	5,254,377
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	304,018
5.35% 11/12/29 (d)(f)		180,000	174,177
8.45% 6/29/38 (d)(f)		310,000	310,453
Citigroup, Inc.:
4.7% (f)(i)		3,805,000	3,342,793
5% (f)(i)		3,245,000	3,077,506
6.3% (f)(i)		270,000	264,747
9.3407% (f)(g)(i)		2,675,000	2,727,395
9.5507% (f)(g)(i)		1,455,000	1,478,235
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		625,000	628,683
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	197,086
JPMorgan Chase & Co.:
4% (f)(i)		4,805,000	4,435,428
4.6% (f)(i)		1,225,000	1,165,662
5% (f)(i)		1,660,000	1,655,777
6% (f)(i)		6,524,000	6,690,896
6.125% (f)(i)		850,000	852,872
6.75% (f)(i)		400,000	412,228
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		455,000	418,678
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		230,000	201,489
Tinkoff Credit Systems 6% (b)(d)(e)(f)(i)		275,000	116,875
Wells Fargo & Co.:
5.875% (f)(i)		2,600,000	2,554,413
5.9% (f)(i)		3,065,000	3,030,762
			48,524,442
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (f)(g)(i)		2,951,000	2,953,833
4.4% (f)(i)		420,000	358,146
4.95% (f)(i)		710,000	683,027
			3,995,006
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		2,027	178
TOTAL FINANCIALS			52,519,626
INDUSTRIALS - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		600,000	611,329
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (d)(f)(i)		315,000	281,970
5.65% (d)(f)(i)		570,000	558,735
			840,705
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV:
5.125% (d)(f)(i)		845,000	764,958
9.125% (d)(f)(i)		270,000	274,068
			1,039,026
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (f)(i)	EUR	564,000	637,156
TOTAL PREFERRED SECURITIES (Cost $70,032,672)			66,554,940

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (q) (Cost $54,142,269)	54,139,994	54,150,822

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,495,611,878)	1,394,798,681
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,053,379)
NET ASSETS - 100.0%	1,390,745,302

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(1,800,000)	(1,511,352)
2% 7/1/53	(850,000)	(713,694)
2% 7/1/53	(150,000)	(125,946)
2% 7/1/53	(450,000)	(377,838)
5.5% 7/1/53	(1,400,000)	(1,393,840)

TOTAL GINNIE MAE		(4,122,670)

Uniform Mortgage Backed Securities
2% 7/1/53	(3,200,000)	(2,607,636)
3.5% 7/1/53	(1,400,000)	(1,275,203)
4% 7/1/53	(200,000)	(187,641)
5% 7/1/38	(100,000)	(99,289)
5.5% 7/1/53	(600,000)	(597,117)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,766,886)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,928,022)		(8,889,556)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	87	Sep 2023	12,696,527	(42,721)	(42,721)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	297	Sep 2023	33,342,891	(498,167)	(498,167)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	273	Sep 2023	55,512,844	(768,571)	(768,571)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	34	Sep 2023	4,314,813	(3,263)	(3,263)

TOTAL TREASURY CONTRACTS					(1,270,001)

TOTAL PURCHASED					(1,312,722)

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	98	Sep 2023	12,416,525	(79,160)	(79,160)

TOTAL FUTURES CONTRACTS					(1,391,882)
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	22,819	BRL	109,400	Ssb Loan Services	7/03/23	(29)
EUR	1,294,603	USD	1,413,091	Barclays Bank PLC	7/05/23	(420)
AUD	413,000	USD	281,547	Citibank, N. A.	7/20/23	(6,294)
EUR	697,000	USD	757,341	BNP Paribas S.A.	7/20/23	3,840
EUR	642,000	USD	696,451	Citibank, N. A.	7/20/23	4,666
EUR	488,000	USD	535,265	Royal Bank of Canada	7/20/23	(2,329)
USD	4,592,807	AUD	6,769,000	Bank of America, N.A.	7/20/23	81,451
USD	2,581,353	CAD	3,445,000	Canadian Imperial Bk. of Comm.	7/20/23	(19,777)
USD	1,515,038	EUR	1,387,000	Barclays Bank PLC	7/20/23	319
USD	584,107	EUR	534,000	HSBC Bank	7/20/23	935
USD	99,471,941	EUR	91,906,000	JPMorgan Chase Bank, N.A.	7/20/23	(896,993)
USD	964,912	EUR	885,000	Morgan Stanley Cap. Group, Inc	7/20/23	(1,581)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(836,212)

Unrealized Appreciation						91,211
Unrealized Depreciation						(927,423)

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,040,514 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,956,624 or 31.4% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,111,346.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $351,490 and $344,305, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	340,856

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	119,924

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	208,674

New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948

Southeastern Grocers, Inc.	6/01/18	287,174

Tricer Holdco SCA	10/16/09 - 12/30/17	286,754

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	81,299,275	201,207,717	228,356,170	1,541,392	-	-	54,150,822	0.1%
Fidelity Floating Rate Central Fund	107,855,301	3,934,280	36,228,843	3,934,279	(3,030,812)	5,250,017	77,779,943	4.8%
Fidelity Securities Lending Cash Central Fund 5.14%	7,087,500	19,478,289	26,565,789	4,536	-	-	-	0.0%
Total	196,242,076	224,620,286	291,150,802	5,480,207	(3,030,812)	5,250,017	131,930,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,847,608	3,847,608	-	-
Consumer Discretionary	8,202,566	7,343,193	471,456	387,917
Consumer Staples	1,430,188	398,923	-	1,031,265
Energy	8,964,752	5,986,691	-	2,978,061
Financials	7,129,653	7,129,492	-	161
Health Care	2,295,874	2,295,874	-	-
Industrials	4,828,492	4,768,749	-	59,743
Information Technology	14,934,422	14,873,646	-	60,776
Materials	3,744,642	3,743,942	700	-
Utilities	985,696	984,016	-	1,680

Corporate Bonds	544,120,448	-	542,415,211	1,705,237

U.S. Government and Government Agency Obligations	360,052,040	-	360,052,040	-

U.S. Government Agency - Mortgage Securities	48,410,642	-	48,410,642	-

Collateralized Mortgage Obligations	13,900,339	-	13,900,339	-

Commercial Mortgage Securities	10,621,908	-	10,621,908	-

Foreign Government and Government Agency Obligations	134,615,121	-	134,279,121	336,000

Bank Loan Obligations	28,228,585	-	27,233,811	994,774

Fixed-Income Funds	77,779,943	77,779,943	-	-

Preferred Securities	66,554,940	-	66,438,065	116,875

Money Market Funds	54,150,822	54,150,822	-	-
Total Investments in Securities:	1,394,798,681	183,302,899	1,203,823,293	7,672,489
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	91,211	-	91,211	-
Total Assets	91,211	-	91,211	-

Liabilities
Forward Foreign Currency Contracts	(927,423)	-	(927,423)	-
Futures Contracts	(1,391,882)	(1,391,882)	-	-
Total Liabilities	(2,319,305)	(1,391,882)	(927,423)	-
Total Derivative Instruments:	(2,228,094)	(1,391,882)	(836,212)	-
Other Financial Instruments:

TBA Sale Commitments	(8,889,556)	-	(8,889,556)	-
Total Other Financial Instruments:	(8,889,556)	-	(8,889,556)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	91,211	(927,423)
Total Foreign Exchange Risk	91,211	(927,423)
Interest Rate Risk
Futures Contracts (b)	0	(1,391,882)
Total Interest Rate Risk	0	(1,391,882)
Total Value of Derivatives	91,211	(2,319,305)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,361,858,570)	$1,262,867,916
Fidelity Central Funds (cost $133,753,308)	131,930,765

Total Investment in Securities (cost $1,495,611,878)		$1,394,798,681
Segregated cash with brokers for derivative instruments		227,118
Cash		3,600,151
Foreign currency held at value (cost $29,774)		29,930
Receivable for investments sold		1,948,095
Receivable for TBA sale commitments		8,928,022
Unrealized appreciation on forward foreign currency contracts		91,211
Receivable for fund shares sold		1,596,725
Dividends receivable		22,101
Interest receivable		15,263,616
Distributions receivable from Fidelity Central Funds		254,739
Receivable for daily variation margin on futures contracts		60,987
Total assets		1,426,821,376
Liabilities
Payable for investments purchased
Regular delivery	$8,228,212
Delayed delivery	16,862,391
TBA sale commitments, at value	8,889,556
Unrealized depreciation on forward foreign currency contracts	927,423
Payable for fund shares redeemed	226,500
Accrued management fee	631,355
Distribution and service plan fees payable	109,599
Other affiliated payables	140,267
Other payables and accrued expenses	60,771
Total Liabilities		36,076,074
Net Assets		$1,390,745,302
Net Assets consist of:
Paid in capital		$1,508,314,652
Total accumulated earnings (loss)		(117,569,350)
Net Assets		$1,390,745,302

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($74,146,285 ÷ 7,131,845 shares)		$10.40
Service Class :
Net Asset Value , offering price and redemption price per share ($1,438,075 ÷ 138,601 shares)		$10.38
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($530,452,566 ÷ 51,699,011 shares)		$10.26
Investor Class :
Net Asset Value , offering price and redemption price per share ($784,708,376 ÷ 75,795,049 shares)		$10.35

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$2,786,253
Interest		26,971,381
Income from Fidelity Central Funds (including $4,536 from security lending)		5,480,207
Total Income		35,237,841
Expenses
Management fee	$3,818,028
Transfer agent fees	610,243
Distribution and service plan fees	654,568
Accounting fees	238,537
Custodian fees and expenses	22,462
Independent trustees' fees and expenses	2,432
Registration fees	175
Audit	56,947
Legal	15,467
Miscellaneous	3,818
Total expenses before reductions	5,422,677
Expense reductions	(37,770)
Total expenses after reductions		5,384,907
Net Investment income (loss)		29,852,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,495,124)
Fidelity Central Funds	(3,030,812)
Forward foreign currency contracts	(629,149)
Foreign currency transactions	47,069
Futures contracts	(16,069)
Total net realized gain (loss)		(22,124,085)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,994,489
Fidelity Central Funds	5,250,017
Forward foreign currency contracts	(269,595)
Assets and liabilities in foreign currencies	(3,846)
Futures contracts	(1,269,662)
TBA Sale commitments	(79,980)
Total change in net unrealized appreciation (depreciation)		42,621,423
Net gain (loss)		20,497,338
Net increase (decrease) in net assets resulting from operations		$50,350,272

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,852,934	$50,537,551
Net realized gain (loss)	(22,124,085)	(29,232,044)
Change in net unrealized appreciation (depreciation)	42,621,423	(210,771,681)
Net increase (decrease) in net assets resulting from operations	50,350,272	(189,466,174)
Distributions to shareholders	-	(50,844,461)
Distributions to shareholders from tax return of capital	-	(2,030,056)

Total Distributions	-	(52,874,517)
Share transactions - net increase (decrease)	(36,981,495)	(71,296,973)
Total increase (decrease) in net assets	13,368,777	(313,637,664)

Net Assets
Beginning of period	1,377,376,525	1,691,014,189
End of period	$1,390,745,302	$1,377,376,525

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.74	$11.81	$11.45	$10.75	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.227	.377	.327	.380	.421	.418 C
Net realized and unrealized gain (loss)	.153	(1.690)	.113	.477	.749	(.716) C
Total from investment operations	.380	(1.313)	.440	.857	1.170	(.298)
Distributions from net investment income	-	(.380)	(.320)	(.385)	(.385)	(.444)
Distributions from net realized gain	-	(.011)	(.190)	(.112)	(.085)	(.008)
Tax return of capital	-	(.016)	-	-	-	-
Total distributions	-	(.407)	(.510)	(.497)	(.470)	(.452)
Net asset value, end of period	$10.40	$10.02	$11.74	$11.81	$11.45	$10.75
Total Return D,E,F	3.79%	(11.26)%	3.74%	7.52%	10.89%	(2.57)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.67%	.66%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.67% I	.66%	.66%	.67%	.67%	.66%
Expenses net of all reductions	.67% I	.66%	.66%	.66%	.66%	.66%
Net investment income (loss)	4.44% I	3.52%	2.72%	3.32%	3.67%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$74,146	$71,244	$84,605	$79,320	$83,769	$82,529
Portfolio turnover rate J	75% I	75%	103%	116%	144%	118%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$11.73	$11.81	$11.42	$10.72	$11.47
Income from Investment Operations
Net investment income (loss) A,B	.222	.356	.315	.371	.409	.406 C
Net realized and unrealized gain (loss)	.158	(1.682)	.105	.489	.750	(.715) C
Total from investment operations	.380	(1.326)	.420	.860	1.159	(.309)
Distributions from net investment income	-	(.377)	(.310)	(.358)	(.374)	(.433)
Distributions from net realized gain	-	(.011)	(.190)	(.112)	(.085)	(.008)
Tax return of capital	-	(.016)	-	-	-	-
Total distributions	-	(.404)	(.500)	(.470)	(.459)	(.441)
Net asset value, end of period	$10.38	$10.00	$11.73	$11.81	$11.42	$10.72
Total Return D,E,F	3.80%	(11.38)%	3.57%	7.56%	10.82%	(2.68)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.77%	.76%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.77% I	.76%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.77% I	.76%	.76%	.77%	.76%	.76%
Net investment income (loss)	4.34% I	3.42%	2.62%	3.21%	3.57%	3.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,438	$1,446	$502	$426	$1,945	$1,745
Portfolio turnover rate J	75% I	75%	103%	116%	144%	118%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$11.61	$11.69	$11.34	$10.65	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.211	.346	.293	.348	.389	.385 C
Net realized and unrealized gain (loss)	.149	(1.675)	.108	.471	.745	(.709) C
Total from investment operations	.360	(1.329)	.401	.819	1.134	(.324)
Distributions from net investment income	-	(.355)	(.292)	(.357)	(.359)	(.418)
Distributions from net realized gain	-	(.011)	(.189)	(.112)	(.085)	(.008)
Tax return of capital	-	(.015)	-	-	-	-
Total distributions	-	(.381)	(.481)	(.469)	(.444)	(.426)
Net asset value, end of period	$10.26	$9.90	$11.61	$11.69	$11.34	$10.65
Total Return D,E,F	3.64%	(11.52)%	3.44%	7.25%	10.66%	(2.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.92%	.91%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.92% I	.91%	.91%	.92%	.92%	.91%
Expenses net of all reductions	.92% I	.91%	.91%	.91%	.91%	.91%
Net investment income (loss)	4.19% I	3.27%	2.47%	3.07%	3.42%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$530,453	$507,410	$619,208	$534,029	$502,859	$397,785
Portfolio turnover rate J	75% I	75%	103%	116%	144%	118%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$11.70	$11.77	$11.41	$10.71	$11.46
Income from Investment Operations
Net investment income (loss) A,B	.224	.372	.322	.375	.416	.413 C
Net realized and unrealized gain (loss)	.146	(1.689)	.114	.478	.750	(.715) C
Total from investment operations	.370	(1.317)	.436	.853	1.166	(.302)
Distributions from net investment income	-	(.376)	(.316)	(.381)	(.381)	(.440)
Distributions from net realized gain	-	(.011)	(.190)	(.112)	(.085)	(.008)
Tax return of capital	-	(.016)	-	-	-	-
Total distributions	-	(.403)	(.506)	(.493)	(.466)	(.448)
Net asset value, end of period	$10.35	$9.98	$11.70	$11.77	$11.41	$10.71
Total Return D,E,F	3.71%	(11.33)%	3.72%	7.51%	10.89%	(2.62)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.70%	.69%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70% I	.70%	.69%	.70%	.70%	.70%
Expenses net of all reductions	.70% I	.70%	.69%	.70%	.70%	.70%
Net investment income (loss)	4.40% I	3.49%	2.69%	3.28%	3.63%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$784,708	$797,276	$986,699	$944,625	$969,943	$907,456
Portfolio turnover rate J	75% I	75%	103%	116%	144%	118%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, defaulted bonds, market discount, partnerships, tax return of capital distribution, capital loss carryforwards and   losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,795,812
Gross unrealized depreciation	(128,631,834)
Net unrealized appreciation (depreciation)	$(98,836,022)
Tax cost	$1,491,445,075

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(25,758,195)
Long-term	(3,795,744)
Total capital loss carryforward	$(29,553,939)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Strategic Income Portfolio
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(629,149)	$(269,595)
Total Foreign Exchange Risk	(629,149)	(269,595)
Interest Rate Risk
Futures Contracts	(16,069)	(1,269,662)
Total Interest Rate Risk	(16,069)	(1,269,662)
Totals	$(645,218)	$(1,539,257)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	329,098,528	312,927,482

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$702
Service Class 2	653,866
$654,568

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$24,693.07
Service Class	477.07
Service Class 2	177,852.07
Investor Class	407,221.10
	$610,243

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$172

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	537,703	218,802	(29,717)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Strategic Income Portfolio	$1,370

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Strategic Income Portfolio	$373	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $20,771.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,999.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$-	$2,695,437
Service Class	-	53,232
Service Class 2	-	18,183,982
Investor Class	-	29,911,810
Total	$-	$50,844,461
Tax Return of Capital
Initial Class	$-	$107,840
Service Class	-	2,174
Service Class 2	-	725,296
Investor Class	-	1,194,746
Total	$-	$2,030,056
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Strategic Income Portfolio
Initial Class
Shares sold	499,533	841,064	$5,151,719	$9,090,677
Reinvestment of distributions	-	273,477	-	2,803,277
Shares redeemed	(478,111)	(1,209,024)	(4,931,374)	(13,041,616)
Net increase (decrease)	21,422	(94,483)	$220,345	$(1,147,662)
Service Class
Shares sold	15,390	128,171	$157,937	$1,341,550
Reinvestment of distributions	-	4,346	-	44,389
Shares redeemed	(21,318)	(30,817)	(216,244)	(320,481)
Net increase (decrease)	(5,928)	101,700	$(58,307)	$1,065,458
Service Class 2
Shares sold	3,440,474	6,071,749	$35,041,664	$64,807,255
Reinvestment of distributions	-	1,866,053	-	18,909,278
Shares redeemed	(2,991,777)	(10,027,902)	(30,396,921)	(105,870,834)
Net increase (decrease)	448,697	(2,090,100)	$4,644,743	$(22,154,301)
Investor Class
Shares sold	947,301	3,624,468	$9,751,284	$38,688,016
Reinvestment of distributions	-	3,046,031	-	31,106,556
Shares redeemed	(5,045,954)	(11,134,435)	(51,539,560)	(118,855,040)
Net increase (decrease)	(4,098,653)	(4,463,936)	$(41,788,276)	$(49,060,468)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	60%	2	22%

13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. Subsequent to period-end, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Strategic Income Portfolio
Initial Class	.67%
Actual		$ 1,000	$ 1,037.90	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000	$ 1,038.00	$ 3.89
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Service Class 2	.92%
Actual		$ 1,000	$ 1,036.40	$ 4.65
Hypothetical- B		$ 1,000	$ 1,020.23	$ 4.61
Investor Class	.70%
Actual		$ 1,000	$ 1,037.10	$ 3.54
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803539.119
VIPSI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Asset Manager Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.4
Apple, Inc.	2.0
iShares MSCI USA Minimum Volatility ETF	1.3
iShares 20+ Year Treasury Bond ETF	1.3
Alphabet, Inc. Class A	1.3
Amazon.com, Inc.	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
Exxon Mobil Corp.	0.6
Meta Platforms, Inc. Class A	0.6
JPMorgan Chase & Co.	0.6
11.8

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	16.6
Uniform Mortgage Backed Securities	2.3
Fannie Mae	2.0
Freddie Mac	1.7
Ginnie Mae	1.2
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.5
Morgan Stanley	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.4
26.4

Market Sectors (% of Fund's net assets)

Financials	14.5
Information Technology	12.2
Health Care	7.4
Industrials	7.4
Consumer Discretionary	7.1
Communication Services	5.1
Consumer Staples	4.8
Energy	3.8
Materials	2.6
Real Estate	2.4
Utilities	1.7
Investment Companies	1.3

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 to 9/7/23 (b) (Cost $4,295,836)	4,320,000	4,297,298

Fixed-Income Funds - 40.9%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (c)	200,702	1,523,324
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	82,952	7,610,004
Fidelity Floating Rate Central Fund (c)	160,578	15,617,846
Fidelity High Income Central Fund (c)	61,252	6,273,406
Fidelity Inflation-Protected Bond Index Central Fund (c)	133,097	11,849,644
Fidelity International Credit Central Fund (c)	75,240	5,794,270
Fidelity VIP Investment Grade Central Fund (c)	3,543,157	327,600,306
iShares 20+ Year Treasury Bond ETF	115,724	11,912,629
TOTAL FIXED-INCOME FUNDS (Cost $423,755,978)		388,181,429

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d) (Cost $791,956)	791,797	791,956

Equity Funds - 58.6%
	Shares	Value ($)
Domestic Equity Funds - 36.5%
Fidelity Commodity Strategy Central Fund (c)	46,536	4,358,053
Fidelity Hedged Equity Central Fund (c)	113,145	12,078,220
Fidelity Real Estate Equity Central Fund (c)	32,879	4,047,391
Fidelity U.S. Equity Central Fund (c)	2,609,705	313,817,018
iShares MSCI USA Minimum Volatility ETF	162,326	12,065,691
TOTAL DOMESTIC EQUITY FUNDS		346,366,373
International Equity Funds - 22.1%
Fidelity Emerging Markets Equity Central Fund (c)	328,225	64,355,070
Fidelity International Equity Central Fund (c)	1,544,507	145,600,692
TOTAL INTERNATIONAL EQUITY FUNDS		209,955,762
TOTAL EQUITY FUNDS (Cost $384,946,431)		556,322,135

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $813,790,201)	949,592,818
NET OTHER ASSETS (LIABILITIES) - 0.0%	125,246
NET ASSETS - 100.0%	949,718,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	48	Sep 2023	5,173,200	38,013	38,013

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	Sep 2023	2,356,063	(46,622)	(46,622)

TOTAL PURCHASED					(8,609)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	331	Sep 2023	74,280,538	(2,301,173)	(2,301,173)

TOTAL FUTURES CONTRACTS					(2,309,782)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
The notional amount of futures sold as a percentage of Net Assets is 7.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $80,914,843.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,297,298.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,455,959	53,528,413	60,192,416	142,851	-	-	791,956	0.0%
Fidelity Commodity Strategy Central Fund	16,528,012	148,466	11,336,511	-	(1,901,093)	919,179	4,358,053	1.9%
Fidelity Emerging Markets Debt Central Fund	1,940,360	145,355	573,689	49,780	(98,050)	109,348	1,523,324	0.1%
Fidelity Emerging Markets Debt Local Currency Central Fund	2,664,658	4,520,239	24	6,530	8,819	416,312	7,610,004	2.7%
Fidelity Emerging Markets Equity Central Fund	51,368,089	13,147,206	3,955,045	601,596	(195,343)	3,990,163	64,355,070	2.7%
Fidelity Floating Rate Central Fund	27,484,957	1,219,026	13,617,428	1,003,620	(508,266)	1,039,557	15,617,846	1.0%
Fidelity Hedged Equity Central Fund	-	11,764,363	-	1,527	-	313,857	12,078,220	2.7%
Fidelity High Income Central Fund	7,782,988	330,708	1,970,169	254,189	51,756	78,123	6,273,406	0.4%
Fidelity Inflation-Protected Bond Index Central Fund	18,475,824	232,494	7,142,102	40,085	(755,955)	1,039,383	11,849,644	2.7%
Fidelity International Credit Central Fund	9,231,536	165,072	3,565,557	71,131	(1,008,974)	972,193	5,794,270	2.5%
Fidelity International Equity Central Fund	113,983,095	25,441,714	9,122,545	1,748,587	117,931	15,180,497	145,600,692	2.8%
Fidelity Real Estate Equity Central Fund	6,262,297	79,439	2,681,735	31,041	25,123	362,267	4,047,391	0.4%
Fidelity Securities Lending Cash Central Fund 5.14%	2,514,975	27,862,835	30,377,810	225	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	301,048,011	4,070,792	37,555,445	1,550,203	5,737,953	40,515,707	313,817,018	1.9%
Fidelity VIP Investment Grade Central Fund	333,520,507	16,988,871	25,586,715	6,136,017	(548,648)	3,226,291	327,600,306	12.3%
Total	900,261,268	159,644,993	207,677,191	11,637,382	925,253	68,162,877	921,317,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	4,297,298	-	4,297,298	-

Fixed-Income Funds	388,181,429	388,181,429	-	-

Money Market Funds	791,956	791,956	-	-

Equity Funds	556,322,135	556,322,135	-	-
Total Investments in Securities:	949,592,818	945,295,520	4,297,298	-
Derivative Instruments:

Assets
Futures Contracts	38,013	38,013	-	-
Total Assets	38,013	38,013	-	-

Liabilities
Futures Contracts	(2,347,795)	(2,347,795)	-	-
Total Liabilities	(2,347,795)	(2,347,795)	-	-
Total Derivative Instruments:	(2,309,782)	(2,309,782)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	38,013	(2,301,173)
Total Equity Risk	38,013	(2,301,173)
Interest Rate Risk
Futures Contracts (a)	0	(46,622)
Total Interest Rate Risk	0	(46,622)
Total Value of Derivatives	38,013	(2,347,795)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,569,243)	$28,275,618
Fidelity Central Funds (cost $785,220,958)	921,317,200

Total Investment in Securities (cost $813,790,201)		$949,592,818
Receivable for investments sold		1,911,377
Receivable for fund shares sold		67,603
Distributions receivable from Fidelity Central Funds		10,941
Other receivables		3,154
Total assets		951,585,893
Liabilities
Payable for fund shares redeemed	$550,556
Accrued management fee	374,458
Distribution and service plan fees payable	3,553
Payable for daily variation margin on futures contracts	808,155
Other affiliated payables	96,428
Other payables and accrued expenses	34,679
Total Liabilities		1,867,829
Net Assets		$949,718,064
Net Assets consist of:
Paid in capital		$818,195,779
Total accumulated earnings (loss)		131,522,285
Net Assets		$949,718,064

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($699,021,108 ÷ 45,943,557 shares)		$15.21
Service Class :
Net Asset Value , offering price and redemption price per share ($2,647,687 ÷ 176,033 shares)		$15.04
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($16,174,164 ÷ 1,098,498 shares)		$14.72
Investor Class :
Net Asset Value , offering price and redemption price per share ($231,875,105 ÷ 15,374,800 shares)		$15.08

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$138,734
Interest		91,941
Income from Fidelity Central Funds (including $225 from security lending)		11,637,382
Total Income		11,868,057
Expenses
Management fee	$2,255,123
Transfer agent fees	386,560
Distribution and service plan fees	20,910
Accounting fees	192,784
Custodian fees and expenses	13,199
Independent trustees' fees and expenses	1,653
Audit	24,430
Legal	4,367
Miscellaneous	2,615
Total expenses before reductions	2,901,641
Expense reductions	(21,915)
Total expenses after reductions		2,879,726
Net Investment income (loss)		8,988,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,983,576)
Fidelity Central Funds	925,253
Futures contracts	(4,498,977)
Total net realized gain (loss)		(5,557,300)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	558,789
Fidelity Central Funds	68,162,877
Futures contracts	(3,564,372)
Total change in net unrealized appreciation (depreciation)		65,157,294
Net gain (loss)		59,599,994
Net increase (decrease) in net assets resulting from operations		$68,588,325

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,988,331	$20,909,265
Net realized gain (loss)	(5,557,300)	3,887,476
Change in net unrealized appreciation (depreciation)	65,157,294	(200,538,663)
Net increase (decrease) in net assets resulting from operations	68,588,325	(175,741,922)
Distributions to shareholders	(11,326,581)	(89,791,253)

Share transactions - net increase (decrease)	(37,728,024)	(3,782,308)
Total increase (decrease) in net assets	19,533,720	(269,315,483)

Net Assets
Beginning of period	930,184,344	1,199,499,827
End of period	$949,718,064	$930,184,344

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.32	$18.33	$17.04	$15.23	$13.68	$15.23
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.29	.22	.27	.24
Net realized and unrealized gain (loss)	.93	(2.94)	1.40	2.03	2.16	(1.04)
Total from investment operations	1.07	(2.62)	1.69	2.25	2.43	(.80)
Distributions from net investment income	(.02)	(.32)	(.30)	(.24)	(.27)	(.26) C
Distributions from net realized gain	(.16)	(1.07)	(.10)	(.21)	(.61)	(.49) C
Total distributions	(.18)	(1.39)	(.40)	(.44) D	(.88)	(.75)
Net asset value, end of period	$15.21	$14.32	$18.33	$17.04	$15.23	$13.68
Total Return E,F,G	7.48%	(14.94)%	9.92%	14.87%	18.25%	(5.35)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.59%	.59%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.58% J	.59%	.58%	.59%	.60%	.60%
Expenses net of all reductions	.58% J	.59%	.58%	.59%	.60%	.60%
Net investment income (loss)	1.92% J	2.08%	1.62%	1.41%	1.88%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$699,021	$688,649	$889,923	$889,473	$843,000	$788,193
Portfolio turnover rate K	22% J	29%	20%	20%	30%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.16	$18.14	$16.86	$15.08	$13.55	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.27	.20	.26	.23
Net realized and unrealized gain (loss)	.93	(2.91)	1.38	2.01	2.13	(1.03)
Total from investment operations	1.06	(2.61)	1.65	2.21	2.39	(.80)
Distributions from net investment income	(.02)	(.31)	(.27)	(.23)	(.25)	(.25) C
Distributions from net realized gain	(.16)	(1.07)	(.10)	(.21)	(.61)	(.49) C
Total distributions	(.18)	(1.37) D	(.37)	(.43) D	(.86)	(.74)
Net asset value, end of period	$15.04	$14.16	$18.14	$16.86	$15.08	$13.55
Total Return E,F,G	7.49%	(15.03)%	9.80%	14.74%	18.16%	(5.44)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.69%	.69%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68% J	.69%	.69%	.69%	.70%	.70%
Expenses net of all reductions	.68% J	.69%	.69%	.69%	.70%	.70%
Net investment income (loss)	1.82% J	1.98%	1.52%	1.31%	1.78%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,648	$2,480	$3,627	$5,108	$3,923	$4,378
Portfolio turnover rate K	22% J	29%	20%	20%	30%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.88	$17.81	$16.56	$14.82	$13.33	$14.86
Income from Investment Operations
Net investment income (loss) A,B	.12	.27	.24	.17	.23	.20
Net realized and unrealized gain (loss)	.90	(2.85)	1.36	1.97	2.11	(1.02)
Total from investment operations	1.02	(2.58)	1.60	2.14	2.34	(.82)
Distributions from net investment income	(.02)	(.28)	(.25)	(.20)	(.23)	(.22) C
Distributions from net realized gain	(.16)	(1.07)	(.10)	(.21)	(.61)	(.49) C
Total distributions	(.18)	(1.35)	(.35)	(.40) D	(.85) D	(.71)
Net asset value, end of period	$14.72	$13.88	$17.81	$16.56	$14.82	$13.33
Total Return E,F,G	7.35%	(15.15)%	9.68%	14.54%	18.01%	(5.61)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.84%	.84%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.83% J	.84%	.83%	.84%	.85%	.85%
Expenses net of all reductions	.83% J	.84%	.83%	.84%	.85%	.85%
Net investment income (loss)	1.67% J	1.83%	1.37%	1.16%	1.63%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$16,174	$14,925	$20,038	$19,943	$19,343	$18,211
Portfolio turnover rate K	22% J	29%	20%	20%	30%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.20	$18.19	$16.91	$15.12	$13.59	$15.13
Income from Investment Operations
Net investment income (loss) A,B	.14	.31	.28	.20	.26	.23
Net realized and unrealized gain (loss)	.92	(2.92)	1.39	2.02	2.14	(1.03)
Total from investment operations	1.06	(2.61)	1.67	2.22	2.40	(.80)
Distributions from net investment income	(.02)	(.31)	(.28)	(.23)	(.25)	(.25) C
Distributions from net realized gain	(.16)	(1.07)	(.10)	(.21)	(.61)	(.49) C
Total distributions	(.18)	(1.38)	(.39) D	(.43) D	(.87) D	(.74)
Net asset value, end of period	$15.08	$14.20	$18.19	$16.91	$15.12	$13.59
Total Return E,F,G	7.47%	(15.00)%	9.85%	14.77%	18.14%	(5.39)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66% J	.66%	.66%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66% J	.66%	.66%	.67%	.68%	.68%
Expenses net of all reductions	.66% J	.66%	.66%	.67%	.68%	.68%
Net investment income (loss)	1.84% J	2.01%	1.55%	1.33%	1.80%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$231,875	$224,131	$285,912	$254,632	$229,330	$202,182
Portfolio turnover rate K	22% J	29%	20%	20%	30%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.04%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$2,977

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$176,559,005
Gross unrealized depreciation	(35,989,656)
Net unrealized appreciation (depreciation)	$140,569,349
Tax cost	$806,713,687
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Asset Manager Portfolio
Equity Risk
Futures Contracts	$(4,275,358)	$(3,515,489)
Total Equity Risk	(4,275,358)	(3,515,489)
Interest Rate Risk
Futures Contracts	(223,619)	(48,883)
Total Interest Rate Risk	(223,619)	(48,883)
Totals	$(4,498,977)	$(3,564,372)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock marketbond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	104,602,127	144,461,870
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .48% of the Fund's average net assets.
The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,292
Service Class 2	19,618
$20,910

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$220,631.06
Service Class	814.06
Service Class 2	4,944.06
Investor Class	160,171.14
	$386,560
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager Portfolio	$930
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager Portfolio	$22	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $79.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21,836.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$ 8,352,169	$66,577,504
Service Class	30,562	263,506
Service Class 2	187,305	1,491,304
Investor Class	2,756,545	21,458,939
Total	$11,326,581	$89,791,253
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Asset Manager Portfolio
Initial Class
Shares sold	1,016,631	1,206,877	$14,971,207	$18,518,559
Reinvestment of distributions	564,717	4,181,615	8,352,169	66,577,504
Shares redeemed	(3,738,602)	(5,843,233)	(55,340,507)	(89,425,484)
Net increase (decrease)	(2,157,254)	(454,741)	$(32,017,131)	$(4,329,421)
Service Class
Shares sold	5,083	54,671	$73,907	$841,893
Reinvestment of distributions	2,089	16,666	30,562	263,506
Shares redeemed	(6,265)	(96,133)	(91,375)	(1,451,771)
Net increase (decrease)	907	(24,796)	$13,094	$(346,372)
Service Class 2
Shares sold	79,027	111,874	$1,128,349	$1,658,202
Reinvestment of distributions	13,071	96,283	187,305	1,491,304
Shares redeemed	(69,071)	(257,921)	(993,612)	(3,831,281)
Net increase (decrease)	23,027	(49,764)	$322,042	$(681,775)
Investor Class
Shares sold	63,593	528,213	$944,857	$7,816,663
Reinvestment of distributions	187,904	1,358,600	2,756,545	21,458,939
Shares redeemed	(662,542)	(1,820,313)	(9,747,431)	(27,700,342)
Net increase (decrease)	(411,045)	66,500	$(6,046,029)	$1,575,260
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager Portfolio	44%	2	27%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Asset Manager Portfolio
Initial Class	.58%
Actual		$ 1,000	$ 1,074.80	$ 2.98
Hypothetical- B		$ 1,000	$ 1,021.92	$ 2.91
Service Class	.68%
Actual		$ 1,000	$ 1,074.90	$ 3.50
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41
Service Class 2	.83%
Actual		$ 1,000	$ 1,073.50	$ 4.27
Hypothetical- B		$ 1,000	$ 1,020.68	$ 4.16
Investor Class	.66%
Actual		$ 1,000	$ 1,074.70	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705701.125
VIPAM-SANN-0823
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.6)%
Futures and Swaps - 1.7%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	284,000	244,076
2.25% 2/1/32	467,000	370,938
2.55% 12/1/33	1,877,000	1,474,339
2.75% 6/1/31	509,000	429,474
2.95% 7/15/26	219,000	205,960
3.3% 2/1/52	484,000	338,696
3.5% 6/1/41	261,000	200,366
3.5% 9/15/53	864,000	611,639
3.55% 9/15/55	1,880,000	1,316,124
3.65% 6/1/51	400,000	293,648
3.65% 9/15/59	1,076,000	749,132
3.8% 2/15/27	247,000	235,931
3.8% 12/1/57	1,915,000	1,386,455
4.35% 6/15/45	175,000	146,654
4.5% 3/9/48	224,000	189,473
4.65% 6/1/44	216,000	188,179
Orange SA 5.5% 2/6/44	82,000	83,153
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	367,000	352,113
5.213% 3/8/47	180,000	156,553
7.045% 6/20/36	71,000	77,429
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	86,933
1.68% 10/30/30	92,000	72,632
2.1% 3/22/28	751,000	659,733
2.355% 3/15/32	1,607,000	1,292,485
2.55% 3/21/31	2,142,000	1,788,427
2.987% 10/30/56	2,392,000	1,519,305
3% 3/22/27	163,000	152,097
3.55% 3/22/51	299,000	223,039
4.125% 3/16/27	192,000	186,421
4.272% 1/15/36	666,000	600,490
4.329% 9/21/28	419,000	403,918
4.4% 11/1/34	103,000	95,066
4.75% 11/1/41	27,000	24,798
4.862% 8/21/46	934,000	856,293
5.012% 4/15/49	67,000	62,912
5.012% 8/21/54	344,000	318,334
		17,393,215
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	243,483
2.65% 1/13/31	435,000	378,728
2.75% 9/1/49	286,000	193,638
3.5% 5/13/40	187,000	154,614
3.6% 1/13/51	186,000	148,005
3.7% 10/15/25	192,000	186,257
3.8% 3/22/30	2,891,000	2,732,067
3.8% 5/13/60	187,000	149,291
4.7% 3/23/50	1,046,000	999,890
5.4% 10/1/43	106,000	108,067
6.15% 3/1/37	108,000	116,691
6.15% 2/15/41	288,000	315,912
		5,726,643
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	186,755
1.1% 8/15/30	404,000	326,824
1.998% 8/15/26	63,000	58,311
2.05% 8/15/50	404,000	252,729
Baidu, Inc. 3.425% 4/7/30	334,000	298,857
		1,123,476
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	564,067
3.5% 6/1/41	924,000	624,998
3.7% 4/1/51	243,000	153,547
3.85% 4/1/61	2,000,000	1,209,657
3.9% 6/1/52	4,000,000	2,617,459
4.2% 3/15/28	302,000	283,116
4.4% 4/1/33	318,000	279,126
4.8% 3/1/50	6,000,000	4,526,993
4.908% 7/23/25	704,000	690,375
5.05% 3/30/29	167,000	159,246
5.125% 7/1/49	339,000	266,699
5.25% 4/1/53	318,000	256,843
5.375% 5/1/47	2,438,000	2,015,141
5.5% 4/1/63	318,000	256,033
5.75% 4/1/48	143,000	122,402
6.384% 10/23/35	369,000	359,659
6.484% 10/23/45	474,000	445,616
6.834% 10/23/55	3,000,000	2,828,182
Comcast Corp.:
1.5% 2/15/31	390,000	310,223
1.95% 1/15/31	70,000	57,280
2.35% 1/15/27	653,000	599,563
2.45% 8/15/52	390,000	238,494
2.65% 2/1/30	216,000	188,938
2.8% 1/15/51	224,000	148,275
3.15% 3/1/26	137,000	131,224
3.3% 2/1/27	327,000	310,306
3.375% 8/15/25	376,000	362,796
3.4% 4/1/30	200,000	183,761
3.45% 2/1/50	204,000	155,257
3.75% 4/1/40	160,000	134,806
3.9% 3/1/38	135,000	117,294
3.969% 11/1/47	143,000	118,437
4% 3/1/48	329,000	274,172
4.15% 10/15/28	517,000	500,910
4.65% 7/15/42	319,000	294,172
Discovery Communications LLC:
3.625% 5/15/30	765,000	671,041
4% 9/15/55	314,000	208,701
4.65% 5/15/50	1,508,000	1,148,725
5.2% 9/20/47	230,000	188,238
Fox Corp.:
4.03% 1/25/24	288,000	285,115
4.709% 1/25/29	515,000	500,456
5.476% 1/25/39	331,000	309,192
5.576% 1/25/49	406,000	380,127
Magallanes, Inc.:
3.428% 3/15/24	513,000	503,672
3.638% 3/15/25	281,000	271,031
3.755% 3/15/27	853,000	795,650
4.054% 3/15/29	190,000	173,683
4.279% 3/15/32	4,437,000	3,935,066
5.05% 3/15/42	692,000	583,264
5.141% 3/15/52	7,416,000	6,038,463
Time Warner Cable LLC:
4.5% 9/15/42	418,000	312,661
5.5% 9/1/41	214,000	178,034
5.875% 11/15/40	188,000	165,844
6.55% 5/1/37	2,538,000	2,433,115
7.3% 7/1/38	585,000	596,156
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	127,805
3% 7/30/46	123,000	88,645
3.15% 9/17/25	260,000	249,633
4.125% 6/1/44	156,000	137,082
		42,066,466
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
2.9% 11/15/26	69,000	63,243
3.2% 3/15/27 (b)	594,000	552,239
3.625% 12/15/25	55,000	52,035
3.7% 11/15/49	167,000	118,251
3.8% 3/15/32 (b)	1,320,000	1,153,841
4.1% 10/1/23	132,000	131,357
5.45% 10/1/43	158,000	144,708
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	357,239
2.25% 11/15/31	5,000,000	4,000,194
3.3% 2/15/51	412,000	289,014
3.5% 4/15/25	241,000	231,706
3.75% 4/15/27	997,000	943,766
3.875% 4/15/30	1,339,000	1,233,579
4.375% 4/15/40	396,000	349,705
4.5% 4/15/50	723,000	620,367
Vodafone Group PLC:
5.125% 6/19/59	180,000	159,442
5.25% 5/30/48	655,000	615,195
		11,015,881
TOTAL COMMUNICATION SERVICES		77,325,681
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
American Honda Finance Corp. 3.55% 1/12/24	669,000	661,656
General Motors Co.:
5% 10/1/28	189,000	183,761
5.2% 4/1/45	117,000	99,804
5.95% 4/1/49	173,000	161,647
6.6% 4/1/36	160,000	164,281
6.75% 4/1/46	196,000	198,151
6.8% 10/1/27	364,000	378,113
General Motors Financial Co., Inc.:
3.85% 1/5/28	192,000	177,008
4% 1/15/25	169,000	163,783
4% 10/6/26	101,000	95,780
4.3% 7/13/25	340,000	329,771
4.35% 1/17/27	219,000	209,951
5.65% 1/17/29	587,000	577,330
5.85% 4/6/30	1,080,000	1,070,564
Toyota Motor Corp.:
0.681% 3/25/24	760,000	733,571
2.358% 7/2/24	170,000	164,650
		5,369,821
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	465,271
3.15% 2/9/51	589,000	378,123
Kohl's Corp.:
4.25% 7/17/25	100,000	92,536
10.75% 5/15/25	43,000	43,597
Macy's Retail Holdings LLC 4.3% 2/15/43	130,000	78,737
Nordstrom, Inc.:
4% 3/15/27	124,000	110,360
5% 1/15/44	55,000	38,197
		1,206,821
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	52,589
Duke University 2.832% 10/1/55	128,000	89,155
George Washington University:
4.126% 9/15/48	192,000	165,748
4.3% 9/15/44	55,000	49,223
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	120,252
4.3% 2/21/48	136,000	116,938
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	95,713
3.885% 7/1/2116	78,000	59,979
3.959% 7/1/38	130,000	119,284
Northwestern University:
3.662% 12/1/57	152,000	123,079
4.643% 12/1/44	92,000	89,002
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	101,606
3.619% 10/1/37	27,000	23,584
Rice University 3.774% 5/15/55	50,000	42,231
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	30,347
University Notre Dame du Lac 3.438% 2/15/45	91,000	74,743
University of Chicago 3% 10/1/52	173,000	125,470
University of Southern California:
2.945% 10/1/51	314,000	223,453
5.25% 10/1/2111	55,000	55,349
		1,757,745
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.25% 2/15/30	237,000	206,273
McDonald's Corp.:
3.3% 7/1/25	165,000	159,061
3.5% 7/1/27	475,000	452,193
3.6% 7/1/30	448,000	416,792
3.7% 1/30/26	463,000	447,542
Metropolitan Museum of Art 3.4% 7/1/45	82,000	63,204
Starbucks Corp. 3.85% 10/1/23	51,000	50,788
		1,795,853
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	210,545
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	530,372
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	2,004,000	1,700,160
4.75% 6/1/30	96,000	89,761
AutoZone, Inc.:
3.125% 7/15/23	105,000	104,895
3.25% 4/15/25	110,000	105,274
3.625% 4/15/25	461,000	444,885
3.75% 6/1/27	159,000	151,309
4% 4/15/30	996,000	924,839
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	185,798
1.7% 10/15/30	334,000	267,634
3.35% 4/1/27	85,000	80,274
3.65% 4/5/29	294,000	272,422
3.7% 4/15/46	96,000	73,071
3.75% 4/1/32	899,000	813,662
4.05% 5/3/47	315,000	253,339
4.25% 4/1/52	1,065,000	868,912
4.45% 4/1/62	1,098,000	881,591
4.5% 4/15/30	811,000	788,400
O'Reilly Automotive, Inc. 4.2% 4/1/30	148,000	139,737
The Home Depot, Inc.:
2.375% 3/15/51	180,000	111,521
2.5% 4/15/27	333,000	308,882
2.8% 9/14/27	137,000	127,472
2.95% 6/15/29	574,000	522,479
3% 4/1/26	275,000	263,032
3.125% 12/15/49	183,000	133,888
3.3% 4/15/40	167,000	135,608
3.75% 2/15/24	184,000	182,072
3.9% 12/6/28	158,000	152,953
3.9% 6/15/47	235,000	199,713
4.2% 4/1/43	43,000	38,424
4.25% 4/1/46	90,000	79,781
4.5% 12/6/48	205,000	189,949
4.875% 2/15/44	79,000	76,894
5.875% 12/16/36	405,000	440,915
		11,109,546
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	163,532
2.85% 3/27/30	165,000	148,992
3.25% 3/27/40	334,000	274,438
3.375% 11/1/46	123,000	98,650
3.375% 3/27/50	165,000	133,662
Tapestry, Inc. 3.05% 3/15/32	80,000	63,884
		883,158
TOTAL CONSUMER DISCRETIONARY		22,863,861
CONSUMER STAPLES - 1.8%
Beverages - 1.0%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	9,557,908
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	144,954
4.7% 2/1/36	1,297,000	1,261,481
4.9% 2/1/46	1,943,000	1,857,102
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	432,397
4.35% 6/1/40	443,000	407,356
4.439% 10/6/48	203,000	182,673
4.5% 6/1/50	628,000	579,107
4.6% 4/15/48	514,000	477,121
4.6% 6/1/60	465,000	419,091
4.75% 4/15/58	722,000	669,347
5.45% 1/23/39	589,000	609,467
5.55% 1/23/49	2,509,000	2,644,470
5.8% 1/23/59 (Reg. S)	1,804,000	1,965,796
8.2% 1/15/39	77,000	100,636
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	259,252
3.7% 12/6/26	207,000	196,914
5.25% 11/15/48	199,000	190,536
Diageo Capital PLC:
1.375% 9/29/25	380,000	349,534
2% 4/29/30	407,000	342,983
2.125% 4/29/32	367,000	298,180
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	87,000	68,469
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,325,483
4.2% 7/15/46	363,000	300,582
5% 5/1/42	1,644,000	1,522,380
PepsiCo, Inc.:
1.4% 2/25/31	430,000	346,040
1.625% 5/1/30	1,184,000	983,888
2.375% 10/6/26	185,000	173,514
3% 10/15/27	499,000	469,676
3.6% 8/13/42	82,000	69,440
3.875% 3/19/60	167,000	144,029
4.25% 10/22/44	165,000	149,673
4.45% 4/14/46	159,000	153,392
The Coca-Cola Co.:
1.375% 3/15/31	334,000	267,540
1.45% 6/1/27	230,000	205,545
1.65% 6/1/30	230,000	191,611
2.5% 6/1/40	230,000	173,226
2.5% 3/15/51	167,000	114,092
2.6% 6/1/50	230,000	160,628
2.75% 6/1/60	230,000	158,351
3.375% 3/25/27	713,000	687,377
3.45% 3/25/30	436,000	411,368
		31,022,609
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	212,001
Sysco Corp.:
3.3% 7/15/26	90,000	85,007
3.3% 2/15/50	387,000	274,954
3.75% 10/1/25	156,000	150,842
6.6% 4/1/40	270,000	292,690
		1,015,494
Food Products - 0.3%
Campbell Soup Co. 4.8% 3/15/48	384,000	346,668
General Mills, Inc.:
2.875% 4/15/30	289,000	256,646
3% 2/1/51	168,000	118,640
4.2% 4/17/28	472,000	458,091
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,107,000	969,843
3% 5/15/32 (b)	991,000	760,543
3.625% 1/15/32 (b)	381,000	309,159
5.125% 2/1/28 (b)	1,205,000	1,157,123
5.5% 1/15/30 (b)	159,000	152,529
5.75% 4/1/33 (b)	2,485,000	2,335,783
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,001,000	961,076
4.375% 6/1/46	500,000	424,170
		8,250,271
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	274,000	271,220
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	499,737
3.1% 3/26/30	116,000	105,833
3.2% 7/30/46	69,000	51,699
3.95% 11/1/28	234,000	227,164
Procter & Gamble Co.:
1% 4/23/26	315,000	285,088
1.95% 4/23/31	500,000	424,645
2.85% 8/11/27	123,000	115,222
3% 3/25/30	272,000	251,673
3.1% 8/15/23	274,000	273,526
		2,505,807
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	467,000	383,450
Tobacco - 0.4%
Altria Group, Inc.:
3.8% 2/14/24	127,000	125,361
3.875% 9/16/46	274,000	192,042
4.25% 8/9/42	963,000	751,158
4.5% 5/2/43	466,000	370,586
4.8% 2/14/29	491,000	477,524
5.375% 1/31/44	422,000	396,774
5.8% 2/14/39	256,000	250,579
5.95% 2/14/49	452,000	429,106
BAT Capital Corp.:
3.222% 8/15/24	282,000	273,670
3.557% 8/15/27	580,000	533,346
4.39% 8/15/37	298,000	238,372
4.54% 8/15/47	459,000	337,764
4.758% 9/6/49	334,000	252,140
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,865,408
6.125% 7/27/27 (b)	1,309,000	1,311,280
Philip Morris International, Inc.:
2.75% 2/25/26	103,000	96,817
3.6% 11/15/23	101,000	100,241
3.875% 8/21/42	132,000	104,372
4.125% 3/4/43	274,000	223,688
4.875% 11/15/43	165,000	147,495
6.375% 5/16/38	40,000	43,678
Reynolds American, Inc.:
4.45% 6/12/25	488,000	474,209
4.85% 9/15/23	49,000	48,872
5.7% 8/15/35	153,000	143,795
5.85% 8/15/45	116,000	103,159
6.15% 9/15/43	502,000	482,916
7.25% 6/15/37	570,000	596,541
		10,370,893
TOTAL CONSUMER STAPLES		53,548,524
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	532,009
5.125% 9/15/40	55,000	53,347
Halliburton Co.:
2.92% 3/1/30	264,000	231,968
3.8% 11/15/25	14,000	13,521
4.85% 11/15/35	270,000	254,245
5% 11/15/45	207,000	187,295
7.45% 9/15/39	41,000	47,517
		1,319,902
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp. 5.1% 9/1/40	82,000	66,625
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	127,879
BP Capital Markets PLC 3.279% 9/19/27	349,000	328,600
Canadian Natural Resources Ltd.:
3.8% 4/15/24	852,000	838,078
3.9% 2/1/25	51,000	49,300
4.95% 6/1/47	175,000	156,057
5.85% 2/1/35	644,000	625,388
6.25% 3/15/38	188,000	191,369
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	158,214
5.4% 6/15/47	258,000	233,554
6.75% 11/15/39	25,000	26,208
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	252,735
ConocoPhillips Co.:
5.95% 3/15/46	165,000	177,982
6.5% 2/1/39	206,000	237,494
DCP Midstream Operating LP:
5.125% 5/15/29	1,257,000	1,229,652
5.6% 4/1/44	154,000	145,968
6.45% 11/3/36 (b)	311,000	319,349
6.75% 9/15/37 (b)	1,205,000	1,278,842
Devon Energy Corp.:
5% 6/15/45	456,000	395,364
5.6% 7/15/41	79,000	74,353
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	334,000	245,549
Enbridge, Inc.:
3.5% 6/10/24	77,000	75,334
4% 10/1/23	353,000	351,593
4.25% 12/1/26	223,000	215,068
5.5% 12/1/46	397,000	379,254
Energy Transfer LP:
3.75% 5/15/30	750,000	676,731
3.9% 5/15/24 (c)	166,000	163,190
3.9% 7/15/26	206,000	195,770
4.2% 9/15/23	149,000	148,445
4.5% 4/15/24	158,000	156,184
4.95% 6/15/28	767,000	743,968
5% 5/15/50	3,892,000	3,287,039
5.15% 3/15/45	219,000	188,850
5.25% 4/15/29	258,000	251,871
5.3% 4/1/44	159,000	137,698
5.4% 10/1/47	420,000	370,176
5.8% 6/15/38	523,000	501,084
6% 6/15/48	923,000	875,285
6.125% 12/15/45	120,000	114,007
6.25% 4/15/49	257,000	251,006
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	74,210
3.7% 2/15/26	652,000	628,619
3.95% 2/15/27	710,000	685,292
4.2% 1/31/50	163,000	136,231
4.25% 2/15/48	547,000	463,350
4.8% 2/1/49	201,000	183,980
4.85% 8/15/42	69,000	63,262
4.85% 3/15/44	137,000	126,446
4.9% 5/15/46	117,000	107,826
5.7% 2/15/42	55,000	55,888
7.55% 4/15/38	55,000	63,172
EOG Resources, Inc. 4.15% 1/15/26	154,000	150,729
Equinor ASA:
2.375% 5/22/30	316,000	274,296
3.125% 4/6/30	274,000	250,779
3.625% 9/10/28	331,000	315,779
3.7% 3/1/24	100,000	98,723
3.7% 4/6/50	438,000	356,022
5.1% 8/17/40	55,000	55,222
Exxon Mobil Corp.:
3.043% 3/1/26	228,000	217,927
3.452% 4/15/51	114,000	88,577
3.482% 3/19/30	2,355,000	2,208,804
3.567% 3/6/45	182,000	147,947
Hess Corp.:
3.5% 7/15/24	104,000	101,453
4.3% 4/1/27	614,000	588,885
5.6% 2/15/41	2,043,000	1,954,690
5.8% 4/1/47	117,000	113,669
7.125% 3/15/33	126,000	137,440
7.3% 8/15/31	168,000	184,222
7.875% 10/1/29	551,000	607,270
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	55,000	54,793
4.25% 9/1/24	411,000	402,701
4.7% 11/1/42	104,000	86,422
5% 3/1/43	27,000	23,231
5.5% 3/1/44	192,000	174,981
5.625% 9/1/41	27,000	24,789
6.55% 9/15/40	140,000	142,140
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	260,918
5.2% 3/1/48	241,000	211,019
5.3% 12/1/34	234,000	225,300
5.55% 6/1/45	573,000	527,888
Magellan Midstream Partners LP:
4.25% 9/15/46	151,000	111,148
5% 3/1/26	82,000	81,211
Marathon Oil Corp. 5.2% 6/1/45	137,000	115,973
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	126,153
4.7% 5/1/25	601,000	589,661
6.5% 3/1/41	27,000	27,817
MPLX LP:
4.125% 3/1/27	259,000	247,821
4.7% 4/15/48	535,000	439,111
4.8% 2/15/29	393,000	378,996
4.875% 12/1/24	344,000	339,032
4.95% 9/1/32	2,488,000	2,376,566
5.2% 3/1/47	168,000	147,342
5.5% 2/15/49	662,000	599,901
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	210,916
6.45% 9/15/36	578,000	593,201
6.6% 3/15/46	717,000	738,187
7.5% 5/1/31	964,000	1,052,534
ONEOK, Inc.:
4.45% 9/1/49	160,000	121,263
4.95% 7/13/47	160,000	131,848
5.2% 7/15/48	83,000	70,755
Ovintiv, Inc. 6.5% 2/1/38	244,000	239,216
Petroleos Mexicanos:
4.5% 1/23/26	668,000	594,103
5.95% 1/28/31	457,000	332,984
6.35% 2/12/48	1,658,000	999,210
6.49% 1/23/27	481,000	426,647
6.5% 3/13/27	607,000	538,713
6.5% 1/23/29	698,000	577,665
6.7% 2/16/32	634,000	481,174
6.75% 9/21/47	1,520,000	949,833
6.84% 1/23/30	2,319,000	1,837,228
6.95% 1/28/60	989,000	611,697
7.69% 1/23/50	2,036,000	1,372,223
8.75% 6/2/29	15,000,000	13,449,750
Phillips 66 Co.:
3.85% 4/9/25	77,000	74,859
4.875% 11/15/44	27,000	24,744
5.875% 5/1/42	260,000	269,580
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	146,277
3.6% 11/1/24	371,000	358,952
4.65% 10/15/25	336,000	327,322
4.9% 2/15/45	52,000	41,859
6.65% 1/15/37	77,000	77,244
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	952,463
Shell International Finance BV 3.5% 11/13/23	192,000	190,578
Spectra Energy Partners LP:
3.375% 10/15/26	447,000	419,668
4.75% 3/15/24	132,000	130,862
Suncor Energy, Inc.:
4% 11/15/47	137,000	105,844
6.8% 5/15/38	232,000	246,159
6.85% 6/1/39	55,000	59,120
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	954,741
3.75% 6/15/27	640,000	603,967
3.9% 1/15/25	250,000	242,635
4.3% 3/4/24	684,000	676,266
4.5% 11/15/23	220,000	219,059
4.55% 6/24/24	1,831,000	1,806,208
4.65% 8/15/32	2,571,000	2,434,768
4.85% 3/1/48	231,000	199,853
5.3% 8/15/52	581,000	535,682
5.75% 6/24/44	52,000	50,660
Total Capital International SA:
3.127% 5/29/50	98,000	71,169
3.455% 2/19/29	585,000	543,875
3.461% 7/12/49	179,000	138,748
3.75% 4/10/24	55,000	54,175
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	257,125
4.875% 1/15/26	137,000	135,353
4.875% 5/15/48	135,000	120,891
5.1% 3/15/49	96,000	89,410
6.1% 6/1/40	184,000	187,288
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	255,964
3.95% 5/15/50	572,000	441,085
4.45% 8/1/42	212,000	181,365
4.6% 3/15/48	110,000	93,499
Valero Energy Corp. 6.625% 6/15/37	149,000	159,875
Western Gas Partners LP:
3.95% 6/1/25	109,000	104,702
4.5% 3/1/28	251,000	236,821
4.65% 7/1/26	1,137,000	1,093,795
4.75% 8/15/28	145,000	137,620
		75,178,014
TOTAL ENERGY		76,497,916
FINANCIALS - 14.1%
Banks - 7.1%
Banco Santander SA:
1.849% 3/25/26	400,000	357,840
2.958% 3/25/31	400,000	329,836
3.225% 11/22/32 (c)	200,000	158,444
Bank of America Corp.:
CME Term SOFR 3 Month Index + 0.640% 2.015% 2/13/26 (c)(d)	692,000	648,037
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,262,927
1.658% 3/11/27 (c)	532,000	478,737
1.734% 7/22/27 (c)	690,000	616,008
2.087% 6/14/29 (c)	157,000	133,946
2.299% 7/21/32 (c)	2,174,000	1,738,693
2.651% 3/11/32 (c)	506,000	419,088
2.676% 6/19/41 (c)	340,000	238,729
2.687% 4/22/32 (c)	246,000	203,872
2.831% 10/24/51 (c)	276,000	181,216
2.972% 7/21/52 (c)	268,000	182,173
3.194% 7/23/30 (c)	1,318,000	1,161,694
3.248% 10/21/27	103,000	95,941
3.366% 1/23/26 (c)	724,000	693,673
3.419% 12/20/28 (c)	3,213,000	2,946,397
3.5% 4/19/26	631,000	605,288
3.593% 7/21/28 (c)	304,000	282,588
3.705% 4/24/28 (c)	241,000	225,879
3.846% 3/8/37 (c)	197,000	168,459
3.864% 7/23/24 (c)	1,215,000	1,213,511
3.95% 4/21/25	518,000	501,628
3.97% 3/5/29 (c)	601,000	562,674
3.974% 2/7/30 (c)	388,000	359,233
4% 1/22/25	165,000	160,461
4.083% 3/20/51 (c)	173,000	143,436
4.1% 7/24/23	192,000	191,858
4.183% 11/25/27	425,000	403,739
4.2% 8/26/24	2,742,000	2,690,581
4.25% 10/22/26	645,000	622,551
4.271% 7/23/29 (c)	494,000	468,704
4.33% 3/15/50 (c)	359,000	308,728
4.443% 1/20/48 (c)	418,000	370,015
4.45% 3/3/26	547,000	531,644
4.571% 4/27/33 (c)	10,000,000	9,402,437
5% 1/21/44	147,000	140,875
5.015% 7/22/33 (c)	14,951,000	14,625,722
5.875% 2/7/42	90,000	95,699
6.11% 1/29/37	194,000	204,596
7.75% 5/14/38	114,000	135,301
Bank of Montreal:
3.3% 2/5/24	444,000	437,234
3.803% 12/15/32 (c)	320,000	282,079
Bank of Nova Scotia:
3.4% 2/11/24	1,109,000	1,093,140
4.5% 12/16/25	435,000	419,885
Barclays PLC:
2.279% 11/24/27 (c)	500,000	439,831
2.852% 5/7/26 (c)	1,383,000	1,295,296
2.894% 11/24/32 (c)	520,000	409,225
3.932% 5/7/25 (c)	435,000	425,111
4.375% 1/12/26	781,000	750,215
4.836% 5/9/28	263,000	242,220
4.95% 1/10/47	443,000	390,440
5.088% 6/20/30 (c)	923,000	839,328
5.2% 5/12/26	781,000	753,468
5.829% 5/9/27 (c)	4,830,000	4,764,329
6.224% 5/9/34 (c)	2,572,000	2,561,803
BB&T Corp. 3.75% 12/6/23	482,000	477,334
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	875,797
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	357,722
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (c)(d)	632,000	586,971
1.122% 1/28/27 (c)	487,000	434,131
2.561% 5/1/32 (c)	414,000	338,042
3.106% 4/8/26 (c)	854,000	815,310
3.352% 4/24/25 (c)	623,000	609,025
3.668% 7/24/28 (c)	1,119,000	1,046,144
3.7% 1/12/26	305,000	292,586
3.875% 3/26/25	1,193,000	1,152,087
3.887% 1/10/28 (c)	123,000	116,555
3.98% 3/20/30 (c)	976,000	902,445
4.125% 7/25/28	423,000	398,706
4.3% 11/20/26	218,000	208,640
4.4% 6/10/25	110,000	106,846
4.412% 3/31/31 (c)	1,601,000	1,505,359
4.45% 9/29/27	3,118,000	2,977,155
4.6% 3/9/26	441,000	426,953
4.65% 7/23/48	389,000	352,127
4.75% 5/18/46	216,000	184,803
4.91% 5/24/33 (c)	11,248,000	10,884,185
5.3% 5/6/44	55,000	50,853
5.5% 9/13/25	831,000	826,191
5.875% 1/30/42	149,000	156,207
6.27% 11/17/33 (c)	5,000,000	5,307,086
8.125% 7/15/39	219,000	280,207
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	467,909
Comerica, Inc. 3.8% 7/22/26	100,000	89,030
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	275,678
Discover Bank 4.2% 8/8/23	358,000	357,299
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	635,094
2.875% 1/21/25	208,000	199,928
Fifth Third Bancorp:
2.55% 5/5/27	407,000	359,498
8.25% 3/1/38	57,000	65,348
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,144,823
2.099% 6/4/26 (c)	500,000	462,677
3.803% 3/11/25 (c)	891,000	873,614
3.9% 5/25/26	302,000	287,775
4.25% 3/14/24	276,000	272,476
4.292% 9/12/26 (c)	1,276,000	1,227,142
4.375% 11/23/26	787,000	743,808
4.95% 3/31/30	398,000	391,817
6.5% 9/15/37	288,000	287,506
6.8% 6/1/38	167,000	175,843
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	187,513
ING Groep NV:
1.726% 4/1/27 (c)	253,000	225,312
2.727% 4/1/32 (c)	256,000	211,184
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	545,000	527,884
5.71% 1/15/26 (b)	1,614,000	1,536,179
Japan Bank International Cooperation:
1.25% 1/21/31	1,072,000	846,189
2.375% 4/20/26	358,000	334,154
2.875% 6/1/27	208,000	193,328
3.25% 7/20/28	246,000	230,218
3.375% 10/31/23	890,000	883,228
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,168,817
1.47% 9/22/27 (c)	821,000	724,798
1.953% 2/4/32 (c)	440,000	350,587
2.083% 4/22/26 (c)	1,010,000	945,867
2.522% 4/22/31 (c)	329,000	278,283
2.545% 11/8/32 (c)	642,000	526,006
2.95% 10/1/26	692,000	648,601
2.956% 5/13/31 (c)	884,000	757,986
3.109% 4/22/51 (c)	409,000	285,762
3.22% 3/1/25 (c)	478,000	468,545
3.3% 4/1/26	247,000	235,311
3.509% 1/23/29 (c)	867,000	801,435
3.54% 5/1/28 (c)	466,000	435,638
3.797% 7/23/24 (c)	1,098,000	1,096,687
3.875% 9/10/24	6,391,000	6,239,486
3.882% 7/24/38 (c)	123,000	106,141
3.9% 7/15/25	592,000	577,094
3.96% 1/29/27 (c)	334,000	321,128
3.964% 11/15/48 (c)	258,000	212,104
4.005% 4/23/29 (c)	563,000	530,038
4.125% 12/15/26	1,929,000	1,857,089
4.203% 7/23/29 (c)	1,198,000	1,138,657
4.323% 4/26/28 (c)	326,000	314,667
4.452% 12/5/29 (c)	335,000	321,026
4.493% 3/24/31 (c)	1,607,000	1,544,759
4.586% 4/26/33 (c)	8,275,000	7,888,495
4.85% 2/1/44	137,000	129,586
4.912% 7/25/33 (c)	15,028,000	14,684,963
4.95% 6/1/45	262,000	244,554
5.5% 10/15/40	156,000	160,161
5.6% 7/15/41	41,000	42,639
5.625% 8/16/43	137,000	140,441
5.717% 9/14/33 (c)	2,300,000	2,333,334
Korea Development Bank:
0.4% 6/19/24	300,000	285,383
1.625% 1/19/31	367,000	295,679
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	312,944
4.582% 12/10/25	320,000	306,451
4.65% 3/24/26	236,000	225,385
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	272,713
2.309% 7/20/32 (c)	300,000	238,729
2.801% 7/18/24	224,000	216,926
3.195% 7/18/29	390,000	344,485
3.751% 7/18/39	217,000	183,932
3.961% 3/2/28	603,000	573,313
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	279,657
2.226% 5/25/26 (c)	374,000	346,793
2.26% 7/9/32 (c)	314,000	244,753
2.591% 5/25/31 (c)	454,000	376,103
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	222,592
3.073% 5/22/28 (c)	584,000	525,231
3.754% 11/1/29 (c)	354,000	332,295
4.8% 4/5/26	358,000	347,489
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	271,310
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	15,000,000	13,798,245
1.15% 8/13/26	345,000	302,674
2.2% 11/1/24	185,000	175,781
2.6% 7/23/26	667,000	615,429
3.5% 1/23/24	479,000	472,970
3.9% 4/29/24	155,000	152,168
Rabobank Nederland:
3.75% 7/21/26	528,000	492,950
4.375% 8/4/25	936,000	903,370
5.25% 5/24/41	82,000	85,695
Royal Bank of Canada:
1.2% 4/27/26	308,000	274,659
2.05% 1/21/27	567,000	508,578
4.65% 1/27/26	356,000	346,636
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	717,000	619,259
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	291,576
Societe Generale:
1.038% 6/18/25 (b)(c)	1,987,000	1,870,118
1.488% 12/14/26 (b)(c)	1,222,000	1,075,315
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	390,000	358,162
2.142% 9/23/30	380,000	304,233
2.174% 1/14/27	781,000	697,801
2.348% 1/15/25	247,000	234,189
2.75% 1/15/30	234,000	201,836
3.05% 1/14/42	400,000	298,392
3.936% 10/16/23	430,000	427,591
The Toronto-Dominion Bank:
2.65% 6/12/24	637,000	617,748
3.25% 3/11/24	834,000	819,932
3.5% 7/19/23	274,000	273,775
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	792,784
U.S. Bancorp:
1.375% 7/22/30	334,000	255,427
3% 7/30/29	297,000	251,256
3.1% 4/27/26	247,000	230,830
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	958,621
2.188% 4/30/26 (c)	806,000	755,172
2.406% 10/30/25 (c)	1,970,000	1,875,848
2.572% 2/11/31 (c)	644,000	545,268
3% 10/23/26	557,000	517,043
3.068% 4/30/41 (c)	487,000	358,196
3.35% 3/2/33 (c)	157,000	134,369
3.526% 3/24/28 (c)	1,167,000	1,089,219
3.584% 5/22/28 (c)	287,000	267,295
3.9% 5/1/45	130,000	104,064
4.1% 6/3/26	88,000	84,428
4.4% 6/14/46	196,000	159,172
4.478% 4/4/31 (c)	1,796,000	1,707,633
4.75% 12/7/46	439,000	373,668
4.897% 7/25/33 (c)	13,435,000	12,887,017
4.9% 11/17/45	265,000	233,213
5.013% 4/4/51 (c)	2,815,000	2,621,908
5.375% 11/2/43	184,000	173,231
5.606% 1/15/44	312,000	299,526
Westpac Banking Corp.:
1.953% 11/20/28	200,000	171,444
2.85% 5/13/26	130,000	122,317
3.3% 2/26/24	891,000	877,142
4.11% 7/24/34 (c)	800,000	695,674
4.421% 7/24/39	160,000	131,552
		215,133,630
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	826,000	780,834
4.25% 2/15/24	538,000	530,903
Ares Capital Corp.:
2.15% 7/15/26	705,000	611,287
3.25% 7/15/25	173,000	160,017
3.875% 1/15/26	1,565,000	1,450,934
4.2% 6/10/24	1,118,000	1,091,233
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	454,637
2.8% 5/4/26	154,000	144,846
BlackRock, Inc.:
2.1% 2/25/32	397,000	320,155
3.5% 3/18/24	80,000	78,789
Brookfield Finance, Inc. 2.724% 4/15/31	690,000	565,042
CME Group, Inc.:
2.65% 3/15/32	97,000	82,391
5.3% 9/15/43	170,000	176,638
Credit Suisse AG 3.625% 9/9/24	272,000	261,939
Deutsche Bank AG:
4.1% 1/13/26	330,000	311,309
4.5% 4/1/25	1,502,000	1,426,237
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	146,947
3.7% 5/30/24	269,000	261,166
4.1% 1/13/26	598,000	559,574
6.72% 1/18/29 (c)	1,810,000	1,812,580
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	434,003
1.093% 12/9/26 (c)	1,144,000	1,019,460
2.383% 7/21/32 (c)	1,960,000	1,569,958
2.6% 2/7/30	334,000	284,460
2.615% 4/22/32 (c)	848,000	695,461
2.65% 10/21/32 (c)	434,000	353,765
3.102% 2/24/33 (c)	16,994,000	14,355,737
3.272% 9/29/25 (c)	167,000	161,351
3.436% 2/24/43 (c)	137,000	104,211
3.5% 1/23/25	1,432,000	1,381,705
3.691% 6/5/28 (c)	5,717,000	5,371,368
3.8% 3/15/30	1,945,000	1,798,654
3.85% 1/26/27	829,000	788,156
4.25% 10/21/25	422,000	406,669
4.411% 4/23/39 (c)	130,000	113,440
4.75% 10/21/45	433,000	393,576
5.95% 1/15/27	411,000	416,669
6.75% 10/1/37	843,000	906,683
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	237,606
2.65% 9/15/40	310,000	219,752
3.75% 12/1/25	158,000	153,280
3.75% 9/21/28	256,000	242,240
4.25% 9/21/48	290,000	249,699
Jefferies Financial Group, Inc.:
2.625% 10/15/31	67,000	51,944
4.15% 1/23/30	387,000	347,934
Moody's Corp.:
3.25% 1/15/28	737,000	686,300
3.75% 3/24/25	637,000	619,143
4.875% 2/15/24	169,000	168,084
4.875% 12/17/48	284,000	266,035
Morgan Stanley:
CME Term SOFR 3 Month Index + 1.430% 4.457% 4/22/39 (c)(d)	207,000	184,397
1.164% 10/21/25 (c)	390,000	364,504
1.512% 7/20/27 (c)	270,000	239,211
1.593% 5/4/27 (c)	393,000	351,821
2.188% 4/28/26 (c)	672,000	630,812
2.239% 7/21/32 (c)	255,000	202,671
2.511% 10/20/32 (c)	137,000	110,657
2.72% 7/22/25 (c)	520,000	501,430
3.125% 7/27/26	2,912,000	2,726,924
3.217% 4/22/42 (c)	498,000	377,633
3.591% 7/22/28 (c)	984,000	907,926
3.622% 4/1/31 (c)	1,260,000	1,135,374
3.625% 1/20/27	1,381,000	1,311,272
3.772% 1/24/29 (c)	337,000	314,615
3.875% 1/27/26	144,000	139,005
3.95% 4/23/27	937,000	887,182
3.971% 7/22/38 (c)	171,000	145,573
4.3% 1/27/45	55,000	48,114
4.375% 1/22/47	304,000	270,275
4.431% 1/23/30 (c)	552,000	525,192
4.889% 7/20/33 (c)	10,161,000	9,779,446
5% 11/24/25	1,838,000	1,806,879
5.597% 3/24/51 (c)	355,000	370,590
6.342% 10/18/33 (c)	15,700,000	16,701,710
6.375% 7/24/42	80,000	89,204
7.25% 4/1/32	27,000	30,617
Nomura Holdings, Inc. 3.103% 1/16/30	660,000	562,494
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	604,538
S&P Global, Inc.:
2.9% 3/1/32	1,181,000	1,023,631
2.95% 1/22/27	167,000	156,452
State Street Corp.:
1.684% 11/18/27 (c)	548,000	488,646
2.65% 5/19/26	207,000	193,981
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	628,664
2.593% 9/11/25 (b)(c)	1,329,000	1,266,764
3.75% 3/26/25	585,000	559,786
3.869% 1/12/29 (b)(c)	505,000	456,519
4.125% 9/24/25 (b)	661,000	631,599
4.194% 4/1/31 (b)(c)	1,208,000	1,075,192
4.55% 4/17/26	323,000	310,457
4.875% 5/15/45	310,000	268,396
6.537% 8/12/33 (b)(c)	7,000,000	7,170,887
		100,575,841
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,018,000	1,896,334
2.45% 10/29/26	878,000	784,186
2.875% 8/14/24	1,146,000	1,101,297
3% 10/29/28	730,000	631,196
3.3% 1/30/32	567,000	463,862
3.4% 10/29/33	204,000	163,853
3.5% 1/15/25	1,042,000	997,619
3.85% 10/29/41	204,000	154,961
3.875% 1/23/28	430,000	395,331
4.45% 10/1/25	270,000	259,715
4.45% 4/3/26	393,000	375,226
4.875% 1/16/24	864,000	857,929
5.75% 6/6/28	4,500,000	4,462,776
6.5% 7/15/25	455,000	457,250
Ally Financial, Inc.:
1.45% 10/2/23	277,000	273,280
2.2% 11/2/28	330,000	263,378
5.125% 9/30/24	268,000	262,926
5.8% 5/1/25	1,168,000	1,148,128
6.7% 2/14/33	6,000,000	5,308,728
7.1% 11/15/27	2,990,000	3,015,666
8% 11/1/31	5,339,000	5,542,527
Capital One Financial Corp.:
2.636% 3/3/26 (c)	612,000	571,470
3.273% 3/1/30 (c)	783,000	664,829
3.3% 10/30/24	398,000	382,409
3.65% 5/11/27	1,693,000	1,572,484
3.75% 7/28/26	267,000	248,651
3.75% 3/9/27	970,000	903,490
3.8% 1/31/28	1,242,000	1,141,308
3.9% 1/29/24	468,000	462,252
4.985% 7/24/26 (c)	2,477,000	2,400,834
5.247% 7/26/30 (c)	3,190,000	3,007,241
5.268% 5/10/33 (c)	8,000,000	7,490,648
5.468% 2/1/29 (c)	2,078,000	1,990,646
5.817% 2/1/34 (c)	2,860,000	2,728,654
Discover Financial Services:
3.95% 11/6/24	358,000	344,987
4.1% 2/9/27	358,000	332,131
4.5% 1/30/26	1,105,000	1,058,141
6.7% 11/29/32	644,000	663,470
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,211,000	2,139,537
5.584% 3/18/24	784,000	778,435
GE Capital International Funding Co. 3.373% 11/15/25	790,000	752,981
Synchrony Financial:
3.7% 8/4/26	129,000	115,748
3.95% 12/1/27	965,000	840,707
4.25% 8/15/24	840,000	809,870
4.375% 3/19/24	996,000	976,541
5.15% 3/19/29	1,802,000	1,634,925
Toyota Motor Credit Corp.:
0.5% 8/14/23	500,000	497,277
3.35% 1/8/24	384,000	379,515
		63,705,349
Financial Services - 0.9%
AB Svensk Exportkredit 0.25% 9/29/23	466,000	460,286
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	450,467
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	407,621
4.7% 3/24/25	2,482,000	2,390,489
7.05% 9/29/25	3,077,000	3,069,021
BP Capital Markets America, Inc.:
2.721% 1/12/32	1,001,000	849,904
3% 2/24/50	384,000	267,610
3.017% 1/16/27	260,000	244,626
3.06% 6/17/41	234,000	177,192
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	142,507
4.05% 7/1/30	804,000	724,698
4.125% 6/15/26	791,000	738,817
4.125% 5/15/29	819,000	730,544
Corebridge Financial, Inc.:
3.5% 4/4/25	254,000	241,981
3.65% 4/5/27	4,362,000	4,072,253
3.85% 4/5/29	355,000	319,257
3.9% 4/5/32	423,000	367,543
4.35% 4/5/42	96,000	77,463
4.4% 4/5/52	285,000	224,060
DH Europe Finance II SARL:
2.2% 11/15/24	227,000	217,392
2.6% 11/15/29	265,000	233,214
3.4% 11/15/49	287,000	224,262
Equitable Holdings, Inc. 4.35% 4/20/28	759,000	710,307
Jackson Financial, Inc.:
5.17% 6/8/27	1,172,000	1,116,111
5.67% 6/8/32	1,479,000	1,403,145
Japan International Cooperation Agency 1.75% 4/28/31	274,000	221,866
John Deere Capital Corp.:
2.65% 6/24/24	287,000	279,174
2.65% 6/10/26	137,000	128,979
2.8% 9/8/27	192,000	177,908
3.45% 3/7/29	548,000	512,476
KfW:
0.25% 10/19/23	404,000	397,956
0.375% 7/18/25	472,000	430,980
0.625% 1/22/26	1,471,000	1,328,834
2% 5/2/25	105,000	99,445
2.5% 11/20/24	286,000	275,348
2.625% 2/28/24	559,000	548,424
2.875% 4/3/28	421,000	395,887
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	213,843
2.5% 11/15/27	242,000	224,415
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	766,000	757,275
Pine Street Trust I 4.572% 2/15/29 (b)	717,000	656,851
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	643,533
The Western Union Co. 2.85% 1/10/25	300,000	285,347
Voya Financial, Inc.:
3.65% 6/15/26	433,000	408,407
5.7% 7/15/43	103,000	98,775
		27,946,493
Insurance - 0.6%
AFLAC, Inc.:
3.6% 4/1/30	167,000	153,207
4% 10/15/46	104,000	82,816
AIA Group Ltd.:
3.2% 9/16/40 (b)	438,000	335,869
3.375% 4/7/30 (b)	924,000	844,680
Allstate Corp.:
3.28% 12/15/26	129,000	121,399
4.2% 12/15/46	207,000	169,152
American International Group, Inc.:
2.5% 6/30/25	996,000	938,041
3.875% 1/15/35	74,000	63,829
3.9% 4/1/26	51,000	49,002
4.2% 4/1/28	509,000	489,564
4.375% 6/30/50	157,000	132,560
4.5% 7/16/44	243,000	209,312
4.7% 7/10/35	159,000	141,875
4.75% 4/1/48	269,000	241,288
Aon PLC:
3.5% 6/14/24	223,000	218,137
4% 11/27/23	82,000	81,437
4.6% 6/14/44	44,000	38,370
4.75% 5/15/45	161,000	143,926
Athene Holding Ltd. 3.5% 1/15/31	187,000	154,515
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	324,628
3.967% 11/15/46	69,000	57,350
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	198,977
Brown & Brown, Inc. 4.2% 3/17/32	217,000	194,872
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	165,844
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,176,487
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	167,867
3.6% 8/19/49	233,000	175,927
4.4% 3/15/48	266,000	220,967
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	484,736
Lincoln National Corp.:
3.625% 12/12/26	165,000	153,430
4.35% 3/1/48	83,000	59,286
4.375% 6/15/50	167,000	117,485
Manulife Financial Corp. 4.15% 3/4/26	334,000	323,368
Markel Group, Inc. 3.35% 9/17/29	167,000	148,892
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	50,911
3.875% 3/15/24	260,000	256,485
4.05% 10/15/23	186,000	184,290
4.2% 3/1/48	134,000	113,142
4.35% 1/30/47	77,000	65,939
4.375% 3/15/29	711,000	690,639
4.75% 3/15/39	229,000	215,803
4.9% 3/15/49	255,000	239,806
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	496,337
MetLife, Inc.:
3.6% 11/13/25	334,000	320,850
4.125% 8/13/42	171,000	143,656
4.55% 3/23/30	1,754,000	1,713,958
4.6% 5/13/46	55,000	49,702
4.721% 12/15/44 (c)	137,000	122,261
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	610,874
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	174,650
Progressive Corp.:
2.45% 1/15/27	130,000	119,453
2.5% 3/15/27	254,000	232,875
3% 3/15/32	478,000	415,936
4.2% 3/15/48	152,000	129,868
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	108,476
3.905% 12/7/47	15,000	11,968
3.935% 12/7/49	294,000	233,929
4.35% 2/25/50	343,000	290,951
4.418% 3/27/48	174,000	146,827
5.125% 3/1/52 (c)	115,000	103,830
5.7% 12/14/36	10,000	10,390
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	191,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	671,000	607,557
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	215,562
Unum Group:
3.875% 11/5/25	610,000	576,781
4% 6/15/29	554,000	509,604
5.75% 8/15/42	914,000	840,983
		18,774,388
TOTAL FINANCIALS		426,135,701
HEALTH CARE - 2.0%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	424,000	406,817
2.95% 11/21/26	310,000	289,616
3.2% 11/21/29	530,000	479,266
3.6% 5/14/25	247,000	238,774
3.8% 3/15/25	242,000	235,277
4.05% 11/21/39	310,000	269,905
4.25% 11/14/28	227,000	220,181
4.25% 11/21/49	514,000	443,648
4.3% 5/14/36	172,000	157,957
4.4% 11/6/42	131,000	117,305
4.45% 5/14/46	192,000	169,055
4.55% 3/15/35	182,000	173,314
4.7% 5/14/45	361,000	329,822
4.75% 3/15/45	174,000	159,098
4.875% 11/14/48	160,000	151,204
Amgen, Inc.:
1.65% 8/15/28	532,000	455,068
1.9% 2/21/25	224,000	211,285
2.6% 8/19/26	288,000	266,642
2.8% 8/15/41	544,000	384,360
3.125% 5/1/25	55,000	52,679
3.35% 2/22/32	160,000	140,990
3.375% 2/21/50	307,000	224,924
4.4% 5/1/45	272,000	235,582
4.663% 6/15/51	342,000	306,270
5.15% 3/2/28	1,562,000	1,560,594
5.25% 3/2/30	1,426,000	1,428,845
5.25% 3/2/33	1,610,000	1,612,054
5.6% 3/2/43	1,529,000	1,533,627
5.65% 3/2/53	760,000	769,656
5.75% 3/2/63	1,385,000	1,404,996
		14,428,811
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.915% 2/1/27	405,000	359,727
2.539% 2/1/32	446,000	361,270
Becton, Dickinson & Co.:
2.823% 5/20/30	241,000	210,777
3.363% 6/6/24	124,000	121,300
3.7% 6/6/27	761,000	723,540
4.685% 12/15/44	262,000	237,525
Boston Scientific Corp.:
3.45% 3/1/24	595,000	585,007
4% 3/1/29	296,000	275,613
4.7% 3/1/49	478,000	447,719
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	312,000	300,562
		3,623,040
Health Care Providers & Services - 1.1%
Allina Health System, Inc. 3.887% 4/15/49	182,000	147,025
Banner Health:
2.907% 1/1/42	45,000	32,806
2.913% 1/1/51	377,000	252,924
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	272,358
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	201,070
Cardinal Health, Inc. 4.368% 6/15/47	381,000	314,459
Centene Corp.:
2.45% 7/15/28	1,232,000	1,052,934
2.625% 8/1/31	575,000	458,206
3.375% 2/15/30	640,000	550,042
4.25% 12/15/27	721,000	674,103
4.625% 12/15/29	1,121,000	1,031,810
Children's Hospital Medical Center 4.268% 5/15/44	91,000	80,148
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	181,062
Cigna Group:
3% 7/15/23	274,000	273,679
3.05% 10/15/27	402,000	370,673
3.75% 7/15/23	185,000	184,833
4.125% 11/15/25	270,000	262,845
4.375% 10/15/28	1,489,000	1,439,791
4.5% 2/25/26	320,000	313,037
4.8% 8/15/38	1,120,000	1,057,294
4.8% 7/15/46	208,000	190,819
4.9% 12/15/48	707,000	657,982
6.125% 11/15/41	82,000	87,294
CommonSpirit Health:
3.91% 10/1/50	425,000	328,365
4.35% 11/1/42	55,000	47,224
CVS Health Corp.:
2.7% 8/21/40	415,000	289,684
2.875% 6/1/26	206,000	193,616
3% 8/15/26	532,000	498,710
3.25% 8/15/29	482,000	432,849
3.625% 4/1/27	225,000	213,589
3.875% 7/20/25	128,000	124,402
4.1% 3/25/25	113,000	110,572
4.3% 3/25/28	655,000	631,695
4.78% 3/25/38	749,000	691,231
4.875% 7/20/35	85,000	80,770
5% 1/30/29	1,255,000	1,242,904
5.05% 3/25/48	751,000	692,229
5.125% 7/20/45	242,000	223,882
5.25% 1/30/31	515,000	513,384
5.3% 12/5/43	120,000	114,776
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	221,333
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,653,745
3.625% 3/15/32 (b)	333,000	289,047
5.25% 6/15/49	475,000	428,607
5.625% 9/1/28	1,513,000	1,513,951
5.875% 2/1/29	1,674,000	1,684,865
Humana, Inc.:
1.35% 2/3/27	346,000	301,046
2.15% 2/3/32	347,000	273,353
3.125% 8/15/29	223,000	196,848
3.7% 3/23/29	333,000	304,986
4.95% 10/1/44	69,000	63,129
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	236,006
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	185,320
4.15% 5/1/47	180,000	157,195
4.875% 4/1/42	49,000	47,336
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	69,662
MidMichigan Health 3.409% 6/1/50	129,000	92,182
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	81,320
4.063% 8/1/56	72,000	60,711
Novant Health, Inc. 3.168% 11/1/51	227,000	162,892
NYU Hospitals Center 4.784% 7/1/44	208,000	193,238
Orlando Health Obligated Group 3.327% 10/1/50	208,000	155,382
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	80,058
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	29,058
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	44,321
Sabra Health Care LP 3.2% 12/1/31	1,175,000	876,507
Sutter Health 3.361% 8/15/50	504,000	361,713
Toledo Hospital 5.325% 11/15/28	265,000	214,650
Trinity Health Corp. 2.632% 12/1/40	121,000	85,962
UnitedHealth Group, Inc.:
1.15% 5/15/26	109,000	98,569
1.25% 1/15/26	216,000	197,332
2% 5/15/30	100,000	84,154
2.3% 5/15/31	92,000	77,791
2.375% 8/15/24	270,000	260,916
2.9% 5/15/50	217,000	151,246
3.25% 5/15/51	105,000	78,320
3.375% 4/15/27	148,000	140,574
3.7% 8/15/49	288,000	231,326
3.75% 7/15/25	96,000	93,448
3.75% 10/15/47	262,000	215,633
3.85% 6/15/28	318,000	304,822
3.875% 12/15/28	411,000	393,734
3.875% 8/15/59	344,000	279,616
4.2% 1/15/47	99,000	87,151
4.375% 3/15/42	324,000	293,394
4.75% 7/15/45	46,000	44,018
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	113,573
		33,727,116
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	65,000	58,690
Revvity, Inc.:
0.85% 9/15/24	154,000	144,730
2.25% 9/15/31	191,000	153,252
		356,672
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	224,683
2.25% 5/28/31	242,000	204,199
AstraZeneca PLC:
4.375% 11/16/45	207,000	192,330
4.375% 8/17/48	339,000	316,135
6.45% 9/15/37	89,000	102,039
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	98,998
3.95% 4/15/45 (b)	38,000	28,166
4.25% 12/15/25 (b)	548,000	528,764
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	168,000	163,005
Eli Lilly & Co. 2.25% 5/15/50	592,000	385,918
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	498,000	466,020
3.625% 3/24/32	499,000	447,324
Mylan NV:
4.55% 4/15/28	502,000	472,945
5.2% 4/15/48	82,000	63,889
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	104,000	103,313
3.2% 9/23/26	1,074,000	1,008,435
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	378,015
5.25% 6/15/46	90,000	70,954
Viatris, Inc.:
1.65% 6/22/25	123,000	113,164
2.7% 6/22/30	1,067,000	863,449
3.85% 6/22/40	273,000	188,656
4% 6/22/50	722,000	477,487
Zoetis, Inc.:
3.95% 9/12/47	55,000	45,649
4.7% 2/1/43	36,000	33,499
		6,977,036
TOTAL HEALTH CARE		59,112,675
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	257,718
Lockheed Martin Corp. 3.55% 1/15/26	104,000	100,864
Raytheon Technologies Corp. 3.65% 8/16/23	18,000	17,955
The Boeing Co.:
2.5% 3/1/25	126,000	118,700
2.7% 2/1/27	217,000	198,340
2.95% 2/1/30	278,000	241,628
3.625% 3/1/48	110,000	78,053
3.65% 3/1/47	76,000	54,342
3.75% 2/1/50	424,000	318,452
4.875% 5/1/25	479,000	472,193
5.04% 5/1/27	372,000	367,450
5.15% 5/1/30	706,000	699,187
5.705% 5/1/40	1,466,000	1,462,345
5.805% 5/1/50	869,000	865,829
5.93% 5/1/60	372,000	368,424
6.875% 3/15/39	90,000	98,799
		5,720,279
Air Freight & Logistics - 0.0%
FedEx Corp.:
3.1% 8/5/29	173,000	155,697
3.9% 2/1/35	162,000	142,651
4.05% 2/15/48	100,000	79,897
4.4% 1/15/47	219,000	185,163
4.55% 4/1/46	41,000	35,373
4.95% 10/17/48	216,000	198,270
5.25% 5/15/50	117,000	112,437
		909,488
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	328,178
2.493% 2/15/27	245,000	223,259
2.722% 2/15/30	427,000	367,525
3.377% 4/5/40	171,000	131,273
3.577% 4/5/50	387,000	285,991
Masco Corp.:
2% 2/15/31	255,000	201,151
3.125% 2/15/51	129,000	81,058
Owens Corning 3.95% 8/15/29	187,000	173,801
		1,792,236
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	614,000	481,868
2.9% 7/1/26	116,000	108,699
3.2% 3/15/25	309,000	297,284
3.95% 5/15/28	288,000	276,074
Waste Management, Inc. 4.15% 7/15/49	352,000	308,503
		1,472,428
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	52,000	48,973
4.15% 11/2/42	52,000	46,259
		95,232
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	121,000	85,716
3.25% 6/15/27	206,000	196,092
3.55% 2/15/50	167,000	132,480
3.9% 8/1/46	127,000	104,925
4.05% 6/15/48	462,000	395,872
4.125% 6/15/47	78,000	67,370
4.15% 4/1/45	47,000	40,882
4.375% 9/1/42	123,000	111,154
4.55% 9/1/44	82,000	75,490
4.9% 4/1/44	110,000	106,390
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	278,649
2.45% 12/2/31	654,000	572,810
3.1% 12/2/51	325,000	230,347
CSX Corp.:
3.25% 6/1/27	137,000	128,910
3.4% 8/1/24	127,000	123,987
3.8% 11/1/46	157,000	126,161
3.95% 5/1/50	98,000	79,790
4.1% 3/15/44	186,000	159,851
4.5% 3/15/49	378,000	337,743
4.75% 11/15/48	159,000	147,092
		3,501,711
Industrial Conglomerates - 0.0%
General Electric Co.:
3.625% 5/1/30	328,000	294,836
6.875% 1/10/39	4,000	4,790
		299,626
Machinery - 0.1%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	382,000	378,351
1.1% 9/14/27	394,000	340,147
2.4% 8/9/26	78,000	72,426
Caterpillar, Inc.:
3.25% 9/19/49	456,000	359,029
3.803% 8/15/42	69,000	60,416
5.3% 9/15/35	192,000	200,463
Cummins, Inc. 1.5% 9/1/30	167,000	135,116
Deere & Co.:
2.875% 9/7/49	331,000	248,584
5.375% 10/16/29	27,000	27,853
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	393,000	370,238
4.65% 11/1/44	165,000	146,812
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	316,404
3.362% 2/15/50	279,000	204,794
		2,860,633
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	221,887	185,291
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	149,158	133,553
Southwest Airlines Co. 5.125% 6/15/27	167,000	165,705
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	12,569	11,513
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	304,499	275,190
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	67,995	65,826
		837,078
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	182,688
3.85% 9/29/24	130,000	126,033
		308,721
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	237,000	210,158
3% 9/15/23	110,000	109,335
3.125% 12/1/30	334,000	278,231
3.375% 7/1/25	809,000	766,748
3.625% 12/1/27	262,000	239,022
3.875% 7/3/23	701,000	701,000
4.25% 2/1/24	1,082,000	1,070,560
4.25% 9/15/24	448,000	437,254
		3,812,308
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	262,000	254,153
4.25% 4/15/26 (b)	198,000	184,460
4.375% 5/1/26 (b)	587,000	548,477
5.25% 5/15/24 (b)	479,000	470,605
6.375% 5/4/28 (b)	2,768,000	2,738,277
		4,195,972
TOTAL INDUSTRIALS		25,805,712
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Cisco Systems, Inc. 2.2% 9/20/23	206,000	204,463
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	309,734
4.9% 10/1/26	259,000	257,159
5.3% 10/1/29	690,000	684,969
5.85% 7/15/25	162,000	162,592
6.02% 6/15/26	638,000	648,469
6.1% 7/15/27	298,000	307,002
6.2% 7/15/30	258,000	268,060
8.1% 7/15/36	287,000	335,778
8.35% 7/15/46	329,000	403,456
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	97,609
3.7% 2/15/26	147,000	141,791
7.125% 10/1/37	68,000	78,588
		3,695,207
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	353,765
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.8% 10/1/41	408,000	302,993
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	177,362
3.875% 1/15/27	105,000	100,127
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	180,744
2.45% 2/15/31 (b)	2,705,000	2,199,981
2.6% 2/15/33 (b)	1,777,000	1,388,714
3.459% 9/15/26	346,000	326,887
3.469% 4/15/34 (b)	117,000	95,976
3.5% 2/15/41 (b)	1,435,000	1,073,418
3.75% 2/15/51 (b)	1,267,000	931,732
4.3% 11/15/32	344,000	315,544
4.75% 4/15/29	469,000	453,709
Lam Research Corp. 2.875% 6/15/50	402,000	280,850
Micron Technology, Inc. 4.663% 2/15/30	227,000	214,050
NVIDIA Corp.:
2% 6/15/31	697,000	583,749
2.85% 4/1/30	297,000	269,327
3.5% 4/1/50	165,000	134,084
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	491,883
Texas Instruments, Inc. 4.15% 5/15/48	191,000	173,485
		9,694,615
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	1,110,000	767,838
2.675% 6/1/60	184,000	123,398
2.7% 2/12/25	471,000	454,233
2.875% 2/6/24	320,000	315,161
2.921% 3/17/52	1,274,000	947,814
3.041% 3/17/62	113,000	82,399
3.45% 8/8/36	80,000	72,967
3.625% 12/15/23	717,000	712,793
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,024,625
2.3% 3/25/28	1,288,000	1,136,609
2.5% 4/1/25	296,000	280,945
2.65% 7/15/26	247,000	228,346
2.8% 4/1/27	736,000	676,479
2.875% 3/25/31	1,708,000	1,458,141
2.95% 5/15/25	137,000	130,670
2.95% 4/1/30	393,000	343,036
3.25% 11/15/27	469,000	435,101
3.4% 7/8/24	130,000	126,741
3.6% 4/1/40	736,000	569,375
3.6% 4/1/50	427,000	305,117
3.85% 7/15/36	278,000	232,016
3.85% 4/1/60	497,000	350,282
3.95% 3/25/51	365,000	275,985
4% 7/15/46	269,000	206,756
4% 11/15/47	480,000	369,544
4.125% 5/15/45	82,000	64,258
4.3% 7/8/34	106,000	96,265
5.375% 7/15/40	343,000	327,345
Roper Technologies, Inc.:
1% 9/15/25	257,000	233,673
1.4% 9/15/27	250,000	215,521
1.75% 2/15/31	250,000	198,313
2% 6/30/30	494,000	403,744
3.8% 12/15/26	233,000	222,772
VMware, Inc. 1.4% 8/15/26	702,000	619,895
		14,008,157
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
0.55% 8/20/25	487,000	444,850
0.7% 2/8/26	377,000	339,856
1.25% 8/20/30	452,000	366,976
1.7% 8/5/31	272,000	224,575
2.375% 2/8/41	392,000	289,103
2.45% 8/4/26	565,000	528,898
2.55% 8/20/60	178,000	117,454
2.65% 5/11/50	143,000	99,544
2.85% 8/5/61	272,000	185,111
2.9% 9/12/27	385,000	361,264
2.95% 9/11/49	733,000	545,136
3% 11/13/27	274,000	258,153
3.2% 5/13/25	288,000	278,620
3.2% 5/11/27	449,000	428,481
3.75% 9/12/47	167,000	144,328
3.75% 11/13/47	191,000	165,325
3.85% 5/4/43	356,000	317,671
4.25% 2/9/47	69,000	65,781
4.375% 5/13/45	129,000	122,505
4.5% 2/23/36	254,000	258,261
4.65% 2/23/46	155,000	152,914
		5,694,806
TOTAL INFORMATION TECHNOLOGY		33,651,013
MATERIALS - 0.2%
Chemicals - 0.1%
Eastman Chemical Co. 4.65% 10/15/44	82,000	69,119
LYB International Finance BV 4% 7/15/23	87,000	86,881
Nutrien Ltd.:
4% 12/15/26	313,000	300,299
4.2% 4/1/29	142,000	134,066
5% 4/1/49	247,000	222,055
5.25% 1/15/45	96,000	88,845
5.625% 12/1/40	49,000	47,520
The Dow Chemical Co.:
2.1% 11/15/30	237,000	195,707
3.6% 11/15/50	244,000	181,546
4.375% 11/15/42	134,000	112,873
4.8% 11/30/28	234,000	231,472
4.8% 5/15/49	211,000	183,680
9.4% 5/15/39	82,000	110,150
The Mosaic Co.:
4.05% 11/15/27	158,000	150,444
4.25% 11/15/23	298,000	296,193
5.625% 11/15/43	103,000	96,885
Westlake Corp. 5% 8/15/46	55,000	47,760
		2,555,495
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	199,528
5.15% 5/15/46	50,000	45,991
WRKCo, Inc. 4.2% 6/1/32	167,000	151,959
		397,478
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	82,027
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,052,370
Nucor Corp.:
2.979% 12/15/55	110,000	70,341
6.4% 12/1/37	167,000	183,051
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	360,040
7.125% 7/15/28	55,000	60,675
Southern Copper Corp.:
3.875% 4/23/25	101,000	97,901
5.25% 11/8/42	158,000	149,397
7.5% 7/27/35	167,000	193,172
Vale Overseas Ltd. 3.75% 7/8/30	667,000	585,383
Vale SA 5.625% 9/11/42	181,000	173,172
		3,007,529
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	349,734
6% 1/15/29	330,000	327,492
		677,226
TOTAL MATERIALS		6,637,728
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	191,772
3% 5/18/51	193,000	118,683
4.85% 4/15/49	316,000	264,868
4.9% 12/15/30	523,000	506,189
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	75,432
3.625% 4/15/32	389,000	336,171
4.25% 2/15/28	264,000	248,492
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	140,247
Boston Properties, Inc.:
2.75% 10/1/26	192,000	169,516
3.125% 9/1/23	52,000	51,685
3.25% 1/30/31	1,011,000	823,709
4.5% 12/1/28	489,000	448,917
6.75% 12/1/27	1,962,000	1,984,186
Corporate Office Properties LP:
2% 1/15/29	228,000	173,759
2.25% 3/15/26	209,000	185,101
2.75% 4/15/31	310,000	235,553
Crown Castle International Corp.:
1.35% 7/15/25	741,000	677,454
2.25% 1/15/31	199,000	162,193
3.25% 1/15/51	180,000	122,683
ERP Operating LP:
1.85% 8/1/31	500,000	392,262
3.25% 8/1/27	356,000	327,506
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	165,000	141,336
3.5% 8/1/26	172,000	158,244
Healthpeak OP, LLC:
3% 1/15/30	343,000	297,953
3.25% 7/15/26	72,000	67,053
3.4% 2/1/25	13,000	12,489
3.5% 7/15/29	82,000	73,530
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	685,931
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	715,530
Kimco Realty Op LLC:
1.9% 3/1/28	284,000	239,156
3.8% 4/1/27	110,000	102,638
4.125% 12/1/46	274,000	202,960
4.45% 9/1/47	142,000	115,038
Kite Realty Group Trust:
4% 3/15/25	783,000	743,757
4.75% 9/15/30	1,220,000	1,096,580
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	63,179
2.7% 9/15/30	230,000	183,679
4.4% 6/15/24	181,000	176,684
NNN (REIT), Inc. 3% 4/15/52	234,000	142,228
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	786,000	583,716
3.375% 2/1/31	527,000	418,010
3.625% 10/1/29	742,000	608,086
4.375% 8/1/23	201,000	200,566
4.5% 1/15/25	556,000	532,799
4.5% 4/1/27	2,294,000	2,130,395
4.75% 1/15/28	801,000	731,176
4.95% 4/1/24	170,000	167,608
5.25% 1/15/26	714,000	687,453
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	123,890
Prologis LP:
1.625% 3/15/31	325,000	256,786
1.75% 2/1/31	807,000	641,718
2.125% 4/15/27	328,000	295,535
3.25% 10/1/26	128,000	121,192
Realty Income Corp.:
2.2% 6/15/28	100,000	86,584
2.85% 12/15/32	123,000	100,033
3.25% 1/15/31	128,000	111,877
3.4% 1/15/28	200,000	184,395
Retail Opportunity Investments Partnership LP:
4% 12/15/24	123,000	117,825
5% 12/15/23	93,000	91,635
Simon Property Group LP:
2.2% 2/1/31	731,000	587,878
2.45% 9/13/29	205,000	172,578
3.25% 9/13/49	320,000	215,027
3.375% 12/1/27	547,000	504,644
SITE Centers Corp.:
3.625% 2/1/25	284,000	267,257
4.25% 2/1/26	371,000	347,485
Store Capital Corp.:
2.75% 11/18/30	1,096,000	791,876
4.625% 3/15/29	225,000	189,409
Sun Communities Operating LP:
2.3% 11/1/28	210,000	176,516
2.7% 7/15/31	542,000	428,268
UDR, Inc. 2.1% 6/15/33	446,000	328,961
Ventas Realty LP:
3% 1/15/30	958,000	819,406
3.25% 10/15/26	96,000	87,892
3.5% 2/1/25	919,000	880,062
3.85% 4/1/27	260,000	243,336
4% 3/1/28	876,000	810,338
4.125% 1/15/26	235,000	224,768
4.375% 2/1/45	178,000	142,747
4.75% 11/15/30	1,258,000	1,190,725
4.875% 4/15/49	78,000	66,548
VICI Properties LP:
4.375% 5/15/25	99,000	95,679
4.75% 2/15/28	964,000	912,748
4.95% 2/15/30	1,228,000	1,151,962
5.125% 5/15/32	823,000	770,035
Vornado Realty LP 2.15% 6/1/26	237,000	200,770
Welltower OP LLC 4.95% 9/1/48	274,000	244,599
Weyerhaeuser Co. 4% 4/15/30	317,000	291,535
WP Carey, Inc.:
2.4% 2/1/31	477,000	383,429
3.85% 7/15/29	160,000	145,158
4% 2/1/25	673,000	651,651
		34,368,909
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	579,000	459,184
4.1% 10/1/24	637,000	611,230
4.55% 10/1/29	734,000	530,810
7.55% 3/15/28	2,672,000	2,404,077
CBRE Group, Inc.:
2.5% 4/1/31	699,000	562,219
4.875% 3/1/26	156,000	151,521
Digital Realty Trust LP 3.7% 8/15/27	219,000	201,194
Essex Portfolio LP:
3% 1/15/30	51,000	43,595
4% 3/1/29	167,000	154,105
Mid-America Apartments LP 3.95% 3/15/29	190,000	178,852
Tanger Properties LP:
2.75% 9/1/31	551,000	399,854
3.125% 9/1/26	767,000	680,063
3.875% 7/15/27	170,000	152,027
		6,528,731
TOTAL REAL ESTATE		40,897,640
UTILITIES - 1.6%
Electric Utilities - 0.9%
Alabama Power Co.:
1.45% 9/15/30	500,000	395,720
3.05% 3/15/32	828,000	719,377
3.7% 12/1/47	162,000	125,779
3.75% 3/1/45	27,000	21,220
4.15% 8/15/44	127,000	105,847
4.3% 7/15/48	161,000	137,072
5.2% 6/1/41	106,000	100,432
Appalachian Power Co.:
4.45% 6/1/45	165,000	135,790
4.5% 3/1/49	251,000	211,155
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	146,662
3.5% 8/15/46	69,000	52,056
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	233,509
3.55% 8/1/42	52,000	41,181
4.25% 2/1/49	71,000	61,791
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	622,009
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	367,256
3.743% 5/1/26	1,810,000	1,694,081
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	265,543
3.2% 11/15/49	467,000	334,062
3.65% 6/15/46	78,000	60,973
3.7% 3/1/45	85,000	67,427
3.75% 8/15/47	169,000	133,663
4% 3/1/48	187,000	156,254
4% 3/1/49	164,000	135,723
DTE Electric Co. 3.95% 3/1/49	100,000	82,166
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	70,544
2.95% 12/1/26	165,000	155,035
3.2% 8/15/49	219,000	157,517
3.75% 6/1/45	55,000	43,265
3.875% 3/15/46	107,000	85,220
4% 9/30/42	103,000	85,407
Duke Energy Corp.:
2.45% 6/1/30	529,000	444,223
2.65% 9/1/26	366,000	338,267
3.75% 4/15/24	165,000	162,657
3.75% 9/1/46	250,000	189,106
3.95% 10/15/23	67,000	66,585
4.2% 6/15/49	260,000	210,893
4.8% 12/15/45	76,000	68,088
Duke Energy Florida LLC 3.4% 10/1/46	69,000	51,539
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	295,550
4.15% 12/1/44	49,000	40,636
4.375% 3/30/44	55,000	47,660
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	132,656
2.775% 1/7/32 (b)	574,000	447,592
Entergy Corp.:
0.9% 9/15/25	464,000	416,719
2.8% 6/15/30	359,000	304,294
2.95% 9/1/26	129,000	119,125
3.75% 6/15/50	113,000	83,271
Entergy Louisiana LLC 4.2% 9/1/48	87,000	72,764
Entergy, Inc.:
3.55% 9/30/49	111,000	82,184
4% 3/30/29	485,000	457,046
Eversource Energy:
2.55% 3/15/31	440,000	365,649
2.9% 10/1/24	234,000	225,207
3.35% 3/15/26	181,000	170,528
3.45% 1/15/50	122,000	89,372
Exelon Corp.:
2.75% 3/15/27	183,000	167,454
3.35% 3/15/32	222,000	192,895
3.95% 6/15/25	539,000	521,165
4.05% 4/15/30	218,000	203,716
4.1% 3/15/52	165,000	133,011
4.7% 4/15/50	97,000	85,724
5.1% 6/15/45	30,000	27,788
FirstEnergy Corp.:
1.6% 1/15/26	344,000	311,104
2.25% 9/1/30	370,000	299,700
3.4% 3/1/50	100,000	68,916
4.15% 7/15/27	233,000	221,311
5.1% 7/15/47	129,000	115,716
Interstate Power and Light Co. 2.3% 6/1/30	381,000	316,489
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	262,007
4.25% 5/1/30	1,025,000	927,348
Northern States Power Co.:
2.6% 6/1/51	360,000	230,832
2.9% 3/1/50	327,000	225,244
3.4% 8/15/42	55,000	43,077
4.125% 5/15/44	123,000	104,453
NSTAR Electric Co. 3.2% 5/15/27	210,000	197,228
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	878,000	793,411
3.1% 9/15/49	525,000	370,735
3.8% 9/30/47	267,000	217,219
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	371,487
3.25% 6/1/31	167,000	135,798
3.45% 7/1/25	166,815	157,502
3.5% 6/15/25	334,000	316,164
4.2% 6/1/41	834,000	621,084
4.55% 7/1/30	1,037,586	939,042
4.75% 2/15/44	33,000	25,606
PacifiCorp 3.6% 4/1/24	110,000	107,909
Potomac Electric Power Co. 6.5% 11/15/37	104,000	116,131
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	206,713
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	257,432
4.15% 10/1/45	96,000	81,960
Progress Energy, Inc. 6% 12/1/39	143,000	144,669
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	287,489
3.8% 6/15/47	127,000	99,750
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	240,431
3.15% 1/1/50	315,000	229,035
3.65% 9/1/42	77,000	62,127
4% 6/1/44	137,000	111,202
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	147,228
Southern California Edison Co.:
2.25% 6/1/30	248,000	207,294
2.95% 2/1/51	550,000	360,165
4% 4/1/47	274,000	217,548
4.125% 3/1/48	194,000	157,360
Southern Co.:
3.25% 7/1/26	302,000	284,062
4.4% 7/1/46	201,000	171,893
Tampa Electric Co.:
4.45% 6/15/49	321,000	272,040
6.15% 5/15/37	172,000	174,339
Union Electric Co. 3.9% 9/15/42	101,000	82,394
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	104,880
3.3% 12/1/49	200,000	143,287
3.45% 2/15/24	75,000	73,887
3.8% 4/1/28	409,000	387,483
3.8% 9/15/47	225,000	175,819
4.2% 5/15/45	289,000	237,419
4.45% 2/15/44	75,000	64,255
4.6% 12/1/48	194,000	172,771
6% 5/15/37	55,000	57,222
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	104,249
Xcel Energy, Inc. 3.35% 12/1/26	82,000	76,924
		26,105,940
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	290,325
Nakilat, Inc. 6.067% 12/31/33 (b)	195,831	204,407
Southern California Gas Co. 2.6% 6/15/26	363,000	338,305
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	286,219
		1,119,256
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	334,000	317,896
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	224,098
4.75% 6/15/46	143,000	116,002
The AES Corp.:
1.375% 1/15/26	4,000,000	3,572,757
2.45% 1/15/31	807,000	652,287
3.3% 7/15/25 (b)	1,079,000	1,018,941
3.95% 7/15/30 (b)	941,000	843,623
		6,745,604
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	207,000	188,133
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	252,186
3.7% 7/15/30	275,000	252,973
3.8% 7/15/48	274,000	211,773
4.05% 4/15/25	1,561,000	1,523,595
4.25% 10/15/50	237,000	192,150
4.5% 2/1/45	182,000	155,619
5.15% 11/15/43	212,000	196,966
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	125,276
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	89,937
3.875% 6/15/47	78,000	61,148
4.45% 3/15/44	219,000	192,223
4.5% 5/15/58	260,000	216,912
4.65% 12/1/48	287,000	255,418
5.5% 12/1/39	69,000	68,076
Delmarva Power & Light Co. 4% 6/1/42	110,000	87,912
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	565,293
3.9% 10/1/25	354,000	341,006
4.9% 8/1/41	55,000	49,359
DTE Energy Co.:
2.85% 10/1/26	165,000	151,755
3.8% 3/15/27	370,000	345,859
NiSource, Inc.:
0.95% 8/15/25	374,000	341,064
1.7% 2/15/31	444,000	347,151
2.95% 9/1/29	1,074,000	940,427
3.49% 5/15/27	210,000	197,579
3.6% 5/1/30	1,800,000	1,621,043
3.95% 3/30/48	274,000	219,871
4.375% 5/15/47	131,000	111,484
4.8% 2/15/44	151,000	136,980
Puget Energy, Inc.:
3.65% 5/15/25	221,000	211,277
4.1% 6/15/30	1,710,000	1,556,945
4.224% 3/15/32	756,000	679,316
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	24,767
Sempra Energy:
3.25% 6/15/27	167,000	154,513
3.8% 2/1/38	233,000	193,012
4% 2/1/48	604,000	470,156
6% 10/15/39	27,000	27,626
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	295,000	248,112
		13,004,892
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	154,055
3.45% 6/1/29	167,000	154,995
6.593% 10/15/37	179,000	201,700
		510,750
TOTAL UTILITIES		47,486,442
TOTAL NONCONVERTIBLE BONDS (Cost $918,162,174)		869,962,893

U.S. Government and Government Agency Obligations - 40.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Fannie Mae:
0.375% 8/25/25	981,000	892,659
0.5% 6/17/25	1,103,000	1,012,645
0.625% 4/22/25	1,170,000	1,082,034
0.75% 10/8/27	581,000	504,098
0.875% 8/5/30	1,394,000	1,120,551
1.625% 10/15/24	616,000	587,734
1.75% 7/2/24	791,000	762,777
1.875% 9/24/26	366,000	337,817
2.125% 4/24/26	110,000	102,865
2.625% 9/6/24	110,000	106,739
2.875% 9/12/23	211,000	209,917
6.625% 11/15/30	334,000	387,527
Federal Home Loan Bank:
0.375% 9/4/25	245,000	223,186
0.5% 4/14/25	1,535,000	1,420,174
1.5% 8/15/24	135,000	129,485
2.5% 2/13/24	135,000	132,637
3.25% 11/16/28	650,000	621,187
5.5% 7/15/36	40,000	45,130
Freddie Mac:
0.25% 8/24/23	577,000	572,962
0.25% 12/4/23	1,462,000	1,430,426
0.375% 7/21/25	724,000	660,570
0.375% 9/23/25	818,000	742,226
6.25% 7/15/32	211,000	245,109
6.75% 3/15/31	713,000	837,297
Tennessee Valley Authority:
0.75% 5/15/25	946,000	872,851
4.25% 9/15/65	204,000	182,928
5.25% 9/15/39	548,000	581,189
5.375% 4/1/56	148,000	161,951
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,966,671
U.S. Treasury Obligations - 40.0%
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	10,362,540
1.75% 8/15/41	23,171,800	16,279,095
1.875% 11/15/51	14,846,000	9,799,520
2% 8/15/51	52,233,600	35,606,584
2.25% 2/15/52	11,359,700	8,209,158
2.375% 11/15/49	6,448,000	4,814,591
2.375% 5/15/51	8,558,600	6,363,118
2.875% 5/15/52	15,000,000	12,430,664
3% 2/15/47	15,804,500	13,306,648
3% 8/15/52	57,000,000	48,463,360
3.375% 8/15/42	78,200,000	70,981,773
3.625% 2/15/53	34,620,000	33,224,381
3.625% 5/15/53	4,420,000	4,248,034
4% 11/15/42	14,000,000	13,910,313
U.S. Treasury Notes:
0.25% 9/30/25	6,026,800	5,458,727
0.25% 10/31/25	6,277,200	5,665,173
0.375% 11/30/25	12,167,400	10,982,980
0.375% 12/31/25	8,362,600	7,537,773
0.375% 7/31/27	8,695,100	7,438,386
0.5% 10/31/27	12,237,600	10,444,983
0.625% 10/15/24	6,792,700	6,399,732
0.625% 7/31/26	6,372,400	5,677,161
0.75% 11/15/24	9,198,200	8,651,338
0.75% 8/31/26	16,677,700	14,874,424
0.875% 1/31/24	8,330,800	8,115,696
0.875% 9/30/26	14,753,700	13,199,951
1% 12/15/24	14,172,600	13,338,299
1.125% 10/31/26	11,868,500	10,672,378
1.125% 2/29/28	9,043,800	7,881,530
1.125% 8/31/28	17,817,900	15,351,930
1.25% 12/31/26	10,596,100	9,536,490
1.25% 5/31/28	19,521,400	17,027,846
1.25% 6/30/28	12,849,100	11,184,740
1.375% 1/31/25	8,268,800	7,798,189
1.5% 10/31/24	7,620,500	7,250,787
1.5% 1/31/27	18,609,600	16,856,954
1.5% 2/15/30	24,988,100	21,401,917
1.625% 9/30/26	12,924,100	11,839,182
1.75% 7/31/24	6,198,300	5,961,506
1.75% 12/31/24	6,637,400	6,310,197
2.25% 3/31/24	20,141,200	19,669,927
2.25% 4/30/24	12,287,400	11,970,136
2.25% 2/15/27	6,285,100	5,844,406
2.25% 8/15/27	18,256,900	16,876,935
2.25% 11/15/27	8,316,200	7,659,675
2.625% 5/31/27	50,000,000	46,980,469
2.625% 7/31/29	30,000,000	27,713,672
2.75% 4/30/27	9,654,600	9,120,203
2.75% 7/31/27	25,000,000	23,569,336
2.75% 8/15/32	9,228,000	8,459,841
2.875% 5/15/32	6,902,000	6,399,448
3.375% 5/15/33	54,800,000	52,847,750
3.5% 1/31/30	10,000,000	9,703,516
3.5% 2/15/33	86,600,000	84,353,789
3.75% 5/31/30	47,700,000	47,036,672
3.875% 11/30/27	4,000,000	3,943,281
3.875% 11/30/29	55,000,000	54,501,563
4% 2/29/28	30,000,000	29,778,516
4% 10/31/29	53,000,000	52,861,289
4% 2/28/30	52,000,000	51,963,438
4.125% 10/31/27	45,000,000	44,764,453
4.125% 11/15/32	35,000,000	35,765,625
TOTAL U.S. TREASURY OBLIGATIONS		1,206,641,988
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,279,799,440)		1,222,608,659

U.S. Government Agency - Mortgage Securities - 22.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.6%
12 month U.S. LIBOR + 1.480% 3.73% 7/1/34 (c)(d)	340	342
12 month U.S. LIBOR + 1.510% 3.789% 11/1/34 (c)(d)	49,889	50,462
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	859	868
12 month U.S. LIBOR + 1.630% 4.24% 11/1/36 (c)(d)	9,468	9,541
12 month U.S. LIBOR + 1.640% 4.533% 4/1/41 (c)(d)	12,071	12,133
12 month U.S. LIBOR + 1.700% 5.188% 6/1/42 (c)(d)	6,917	7,005
12 month U.S. LIBOR + 1.730% 5.105% 5/1/36 (c)(d)	6,792	6,866
12 month U.S. LIBOR + 1.750% 4.306% 7/1/35 (c)(d)	651	656
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	2,712	2,730
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	2,706	2,747
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	2,254	2,302
12 month U.S. LIBOR + 1.810% 4.119% 7/1/41 (c)(d)	4,395	4,497
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	2,745	2,776
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	1,864	1,834
12 month U.S. LIBOR + 1.880% 4.29% 11/1/34 (c)(d)	4,215	4,269
12 month U.S. LIBOR + 1.950% 4.4% 9/1/36 (c)(d)	5,093	5,145
12 month U.S. LIBOR + 1.950% 5.496% 7/1/37 (c)(d)	1,925	1,960
6 month U.S. LIBOR + 1.310% 4.438% 5/1/34 (c)(d)	4,034	4,021
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	7,141	7,104
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	473	479
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	459	467
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	7,311	7,451
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	658	666
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	8,394	8,552
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	1,150	1,176
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.778% 5/1/35 (c)(d)	1,425	1,452
1.5% 9/1/35 to 6/1/51	21,990,241	17,738,613
2% 7/1/23 to 4/1/52	47,871,047	41,294,460
2.5% 7/1/26 to 1/1/52	63,048,884	54,785,951
3% 8/1/26 to 5/1/52 (e)(f)	44,483,569	40,266,992
3.5% 5/1/28 to 6/1/52 (e)	21,978,506	20,458,708
4% 7/1/30 to 1/1/52	13,785,795	13,136,397
4.5% to 4.5% 9/1/23 to 2/1/53 (e)	15,925,793	15,467,499
5% 12/1/23 to 12/1/52	9,551,415	9,455,370
5.5% 12/1/23 to 6/1/53	13,160,656	13,146,221
6% to 6% 11/1/32 to 6/1/53	4,693,981	4,780,999
6.5% 12/1/23 to 10/1/39	185,994	192,473
7% to 7% 11/1/23 to 2/1/29	8,211	8,470
7.5% to 7.5% 9/1/25 to 11/1/31	10,770	11,082
TOTAL FANNIE MAE		230,890,736
Freddie Mac - 4.2%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	5,586	5,569
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	3,356	3,404
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	869	875
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	2,202	2,257
12 month U.S. LIBOR + 1.910% 5.22% 5/1/41 (c)(d)	7,005	7,071
12 month U.S. LIBOR + 1.910% 5.364% 6/1/41 (c)(d)	6,782	6,863
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (c)(d)	7,313	7,385
12 month U.S. LIBOR + 1.940% 4.262% 9/1/37 (c)(d)	4,382	4,466
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	70	70
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	1,129	1,143
6 month U.S. LIBOR + 1.650% 6.179% 4/1/35 (c)(d)	4,594	4,645
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	780	802
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.941% 3/1/36 (c)(d)	38,329	38,413
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.336% 12/1/35 (c)(d)	16,711	17,008
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	710	718
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.457% 3/1/35 (c)(d)	8,120	8,212
1.5% 7/1/35 to 2/1/51	22,417,179	18,297,499
2% 2/1/35 to 4/1/52	20,473,468	17,380,516
2% 9/1/35	255,989	227,923
2% 10/1/35	1,661,765	1,479,575
2.5% 2/1/27 to 3/1/52	25,859,611	22,559,552
3% 10/1/26 to 1/1/52	14,317,495	12,960,507
3% 8/1/47	5,404	4,835
3.5% 4/1/28 to 7/1/52	14,162,788	13,242,972
3.5% 8/1/47	5,225	4,834
3.5% 9/1/47	246,309	228,772
4% 8/1/33 to 8/1/52	6,915,795	6,575,186
4.5% 8/1/23 to 9/1/52	4,775,312	4,669,273
5% 5/1/28 to 4/1/53 (e)	14,570,953	14,385,764
5.5% 4/1/27 to 5/1/53 (g)	10,087,490	10,102,358
6% 4/1/32 to 7/1/53	3,269,629	3,340,348
6.5% 8/1/36 to 12/1/37	2,104	2,194
7.5% 8/1/26 to 9/1/31	1,253	1,306
8% 5/1/27	24	25
8.5% 5/1/27 to 1/1/28	196	201
TOTAL FREDDIE MAC		125,572,541
Ginnie Mae - 4.8%
3.5% 12/15/40 to 6/20/51	13,280,461	12,438,559
4% 1/15/25 to 10/20/48	4,962,916	4,772,995
5% 1/20/39 to 4/20/49	1,361,792	1,361,643
6.5% 4/15/35 to 1/15/39	23,877	24,843
7% 1/15/28 to 7/15/32	32,991	33,796
7.5% to 7.5% 12/15/25 to 10/15/28	5,422	5,521
8% 3/15/30 to 9/15/30	842	878
1.5% 3/20/51 to 12/20/51	295,050	237,411
2% 10/20/50 to 11/20/51	28,133,592	23,672,873
2% 7/1/53 (h)	6,600,000	5,541,625
2% 7/1/53 (h)	8,750,000	7,346,851
2% 7/1/53 (h)	2,150,000	1,805,226
2% 7/1/53 (h)	2,750,000	2,309,010
2% 7/1/53 (h)	4,400,000	3,694,416
2% 8/1/53 (h)	4,350,000	3,656,853
2% 8/1/53 (h)	2,150,000	1,807,410
2% 8/1/53 (h)	850,000	714,557
2.5% 7/20/43 to 12/20/51	22,134,143	19,246,003
2.5% 7/1/53 (h)	1,600,000	1,384,672
2.5% 7/1/53 (h)	500,000	432,710
2.5% 7/1/53 (h)	2,450,000	2,120,279
2.5% 7/1/53 (h)	500,000	432,710
2.5% 7/1/53 (h)	1,150,000	995,233
2.5% 7/1/53 (h)	800,000	692,336
2.5% 7/1/53 (h)	1,450,000	1,254,859
2.5% 7/1/53 (h)	1,150,000	995,233
2.5% 8/1/53 (h)	1,650,000	1,429,699
2.5% 8/1/53 (h)	3,250,000	2,816,073
3% 7/15/42 to 6/20/51	12,464,832	11,278,408
3% 7/1/53 (h)	400,000	357,342
3% 7/1/53 (h)	1,125,000	1,005,023
3% 7/1/53 (h)	1,550,000	1,384,698
3% 7/1/53 (h)	3,800,000	3,394,744
3% 7/1/53 (h)	3,025,000	2,702,395
3.5% 7/1/53 (h)	1,600,000	1,476,366
3.5% 8/1/53 (h)	850,000	784,519
4% 7/1/53 (h)	3,650,000	3,451,176
4% 7/1/53 (h)	2,800,000	2,647,478
4.5% to 4.5% 11/20/33 to 5/20/51	3,312,251	3,248,723
4.5% 7/1/53 (h)	400,000	385,946
4.5% 7/1/53 (h)	400,000	385,946
5% 7/1/53 (h)	3,000,000	2,947,632
5.5% 12/20/32 to 12/20/48	252,624	255,900
5.5% 7/1/53 (h)	6,600,000	6,570,961
6% to 6% 5/20/34 to 12/15/40	93,816	96,378
TOTAL GINNIE MAE		143,597,909
Uniform Mortgage Backed Securities - 6.0%
1.5% 7/1/38 (h)	1,000,000	862,522
1.5% 7/1/38 (h)	350,000	301,883
1.5% 7/1/38 (h)	850,000	733,143
1.5% 7/1/38 (h)	925,000	797,832
1.5% 7/1/53 (h)	10,750,000	8,316,645
2% 7/1/53 (h)	13,750,000	11,204,688
2% 7/1/53 (h)	13,750,000	11,204,688
2% 7/1/53 (h)	7,200,000	5,867,182
2% 7/1/53 (h)	8,150,000	6,641,324
2% 7/1/53 (h)	14,800,000	12,060,319
2% 7/1/53 (h)	7,200,000	5,867,182
2% 7/1/53 (h)	7,225,000	5,887,554
2% 8/1/53 (h)	8,150,000	6,651,512
2.5% 7/1/53 (h)	1,100,000	932,207
2.5% 7/1/53 (h)	2,750,000	2,330,517
2.5% 7/1/53 (h)	1,300,000	1,101,699
2.5% 7/1/53 (h)	15,250,000	12,923,777
2.5% 7/1/53 (h)	13,400,000	11,355,975
2.5% 7/1/53 (h)	6,300,000	5,339,003
3% 7/1/38 (h)	2,700,000	2,518,699
3% 7/1/53 (h)	1,600,000	1,407,750
3% 7/1/53 (h)	1,450,000	1,275,773
3.5% 7/1/53 (h)	700,000	637,601
3.5% 7/1/53 (h)	750,000	683,144
3.5% 7/1/53 (h)	1,325,000	1,206,888
4% 7/1/53 (h)	6,075,000	5,699,583
4% 7/1/53 (h)	2,200,000	2,064,046
4% 7/1/53 (h)	3,550,000	3,330,620
4% 7/1/53 (h)	5,400,000	5,066,296
4% 7/1/53 (h)	2,800,000	2,626,968
5% 7/1/38 (h)	1,150,000	1,141,825
5% 7/1/38 (h)	1,400,000	1,390,047
5% 7/1/38 (h)	3,750,000	3,723,341
5% 7/1/38 (h)	3,775,000	3,748,164
5% 7/1/38 (h)	3,050,000	3,028,318
5% 7/1/38 (h)	3,075,000	3,053,140
5% 8/1/38 (h)	1,350,000	1,340,666
5% 7/1/53 (h)	6,800,000	6,662,141
5% 7/1/53 (h)	2,600,000	2,547,289
5% 7/1/53 (h)	2,500,000	2,449,317
5.5% 7/1/53 (h)	6,300,000	6,269,725
5.5% 7/1/53 (h)	3,950,000	3,931,018
5.5% 7/1/53 (h)	5,250,000	5,224,771
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		181,406,782
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $707,080,680)		681,467,968

Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	297,843	185,856
Series 2019-1 Class A, 3.844% 5/15/39 (b)	221,110	158,958
Series 2019-2 Class A, 3.376% 10/16/39 (b)	552,597	463,644
Series 2021-1A Class A, 2.95% 11/16/41 (b)	655,643	564,843
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,240,974	1,052,967
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	12,094,157	11,664,814
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 6.4003% 10/17/34 (b)(c)(d)	313,000	306,584
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	524,413	514,810
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	2,044,526	2,002,912
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	667,851	656,980
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	627,261	613,103
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	2,000,000	1,989,208
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	188,729	158,411
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	1,079,534	1,069,067
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	425,583	415,539
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	1,132,637	1,115,124
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	1,304,759	1,267,759
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	3,561,718	3,486,462
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	964,629	948,688
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	14,190,185	13,886,316
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,900,000	1,885,756
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	934,550	916,837
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	847,650	839,203
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(c)(d)	17,227,148	16,881,141
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	799,679	782,913
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	781,463	718,688
Class AA, 2.487% 12/16/41 (b)(c)	57,664	55,158
Series 2021-1A Class A, 2.443% 7/15/46 (b)	922,193	794,028
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	1,823,324	1,805,804
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	258,461
Series 2023-A1 Class A, 4.42% 5/15/28	1,700,000	1,670,536
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	474,795	461,026
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	486,992	432,328
Class B, 5.095% 4/15/39 (b)	272,765	197,135
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	272,883	246,231
Series 2021-1A Class A, 3.474% 1/15/46 (b)	183,681	167,885
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	799,316	786,776
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	3,994,984	3,891,905
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	490,758	481,167
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 1.85% 7/20/36 (b)(c)(d)	2,065,000	2,065,000
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	772,931	752,708
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	795,912	773,677
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,308,403	1,248,679
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	128,000	127,551
Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	420,812
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	825,000	821,427
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	853,929	831,969
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	3,009,000	2,963,817
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	1,117,642	1,099,693
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	717,258	655,554
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	1,200,000	1,194,733
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,910,000	1,783,938
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	558,807	542,427
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	778,431	765,616
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	2,847,981	2,812,151
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/31 (b)(c)(d)	813,000	802,416
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	839,984	829,460
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	702,984	688,224
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	418,048	409,260
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	362,417	358,255
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	1,957,851	1,925,760
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	924,249	909,703
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	816,255	804,081
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	1,017,886	1,007,621
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,700,000	1,680,582
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	817,000	813,540
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	1,870,000	1,836,555
GM Financial Consumer Automobile Receivables Trust:
Series 2021-1 Class A3, 0.35% 10/16/25	318,020	310,080
Series 2022-2 Class A3, 3.1% 2/16/27	3,100,000	2,999,592
Series 2022-4 Class A3, 4.82% 8/16/27	1,695,000	1,675,357
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,600,000	1,596,491
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	1,321,000	1,312,305
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	294,979	254,419
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	276,809	236,391
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	1,918,000	1,908,127
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	560,077	549,517
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	1,298,569	1,258,929
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	401,849	398,099
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	464,987	462,244
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	1,795,369	1,767,295
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	910,439	890,469
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	1,248,118	1,228,228
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	1,441,000	1,440,271
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	965,191	947,281
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	746,434	733,283
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	779,838	771,736
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	161,524	160,540
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	2,103,799	2,086,352
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.3954% 1/25/36 (c)(d)	16,961	16,603
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	1,605,558	1,576,910
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	587,685	497,920
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	643,850	572,227
Class A2II, 4.008% 12/5/51 (b)	575,713	472,929
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	518,355	440,140
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	4,536,406	4,473,314
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	1,078,307	1,054,191
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	542,827	456,344
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	739,605
1.884% 7/15/50 (b)	300,000	269,405
2.328% 7/15/52 (b)	229,000	195,885
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(c)(d)	451,129	449,389
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	1,115,802	1,090,989
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 6.5517% 4/18/33 (b)(c)(d)	2,000,000	1,977,266
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (b)(c)(d)	6,449,000	6,368,774
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	947,359	926,415
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	875,909	861,140
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 6.0104% 9/25/34 (c)(d)	873	837
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	599,023	511,613
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	798,152	665,706
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,850,000	3,749,297
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,541,000	1,533,702
Class A3, 4.93% 4/20/26 (b)	1,485,000	1,467,615
Upstart Securitization Trust 3.12% 3/20/32 (b)	169,737	166,154
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (b)(c)(d)	2,667,000	2,671,166
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	1,900,000	1,813,657
Class B, 0.69% 5/20/27	2,008,000	1,909,362
Series 2023 2 Class A, 4.89% 4/13/28	900,000	891,631
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	4,522,785	4,475,314
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	522,906	513,312
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	1,070,174	1,050,180
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	882,055	867,064
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	856,000	851,015
Class A3, 4.66% 5/15/28	1,572,000	1,549,267
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,571,000	1,563,045
TOTAL ASSET-BACKED SECURITIES (Cost $178,754,510)		178,396,621

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	647,677	583,366
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	985,588	833,486
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	1,216,640	1,174,903
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	283,888	267,897
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	204,449	199,954
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,327,523	2,276,532
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	864,422	810,058
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	3,211,965	2,904,136
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	360,941	318,682
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	779,000	731,945
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	575,452	538,198
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	220,504	212,118
Towd Point Mortgage Trust:
sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	3,372,839	3,096,225
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	1,776,978	1,631,655
TOTAL PRIVATE SPONSOR		15,579,155
U.S. Government Agency - 0.6%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,587	1,585
Series 1999-57 Class PH, 6.5% 12/25/29	7,811	7,829
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	576,628	484,045
Series 2020-49 Class JA, 2% 8/25/44	82,935	73,595
Series 2020-80 Class BA, 1.5% 3/25/45	752,161	633,754
Series 2021-68 Class A, 2% 7/25/49	161,220	130,178
Series 2021-85 Class L, 2.5% 8/25/48	87,884	76,807
Series 2021-95:
Class 0, 2.5% 9/25/48	688,499	598,654
Class BA, 2.5% 6/25/49	1,018,822	885,940
Series 2021-96 Class HA, 2.5% 2/25/50	146,507	128,583
Series 2022-1 Class KA, 3% 5/25/48	355,673	318,379
Series 2022-13 Class MA, 3% 5/25/44	1,489,893	1,375,371
Series 2022-3:
Class D, 2% 2/25/48	973,306	838,837
Class N, 2% 10/25/47	2,878,288	2,448,569
Series 2022-30 Class E, 4.5% 7/25/48	1,021,317	970,584
Series 2022-4 Class B, 2.5% 5/25/49	105,967	92,835
Series 2022-42 Class BA, 4% 6/25/50	1,098,217	1,038,819
Series 2022-49 Class TC, 4% 12/25/48	326,750	312,556
Series 2022-7:
Class A, 3% 5/25/48	505,763	452,793
Class E, 2.5% 11/25/47	1,022,841	901,261
Series 2021-59 Class H, 2% 6/25/48	91,267	75,408
Series 2021-66:
Class DA, 2% 1/25/48	98,635	81,732
Class DM, 2% 1/25/48	104,822	86,859
Freddie Mac:
sequential payer:
Series 2021-5175 Class CB, 2.5% 4/25/50	523,370	454,538
Series 2021-5180 Class KA, 2.5% 10/25/47	105,584	93,291
Series 2022-5189 Class DA, 2.5% 5/25/49	269,416	229,844
Series 2022-5190 Class BA, 2.5% 11/25/47	257,270	223,733
Series 2022-5191 Class CA, 2.5% 4/25/50	124,654	108,394
Series 2022-5197 Class DA, 2.5% 11/25/47	195,411	169,950
Series 2022-5198 Class BA, 2.5% 11/25/47	978,572	860,996
Series 2022-5202 Class LB, 2.5% 10/25/47	208,628	180,933
Series 2021-5083 Class VA, 1% 8/15/38	1,365,495	1,259,934
Series 2021-5176 Class AG, 2% 1/25/47	395,766	340,857
Series 2021-5182 Class A, 2.5% 10/25/48	680,195	590,089
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	84,811	73,063
TOTAL U.S. GOVERNMENT AGENCY		16,600,595
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,086,922)		32,179,750

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.297% 1/15/39 (b)(c)(d)	497,039	483,104
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	440,256
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	91,874
BANK:
sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	482,303	459,478
Series 2017-BNK9 Class A4, 3.538% 11/15/54	400,000	366,733
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,248,347	2,994,373
Series 2018-BN14 Class ASB, 4.185% 9/15/60	385,000	370,111
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	70,456
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	390,210
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	908,397
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	455,188
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (c)	963,521	864,101
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,400,000	1,393,410
Class A3, 6.26% 4/15/56	2,100,000	2,134,477
Series 2021-BN33 Class XA, 1.1689% 5/15/64 (c)(i)	12,042,212	668,030
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	580,130
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	160,202
Series 2019-B10:
Class A4, 3.717% 3/15/62	159,609	144,228
Class ASB, 3.615% 3/15/62	500,000	468,218
Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,000,000	948,462
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	362,680
Series 2021-B24 Class A5, 2.5843% 3/15/54	700,621	558,263
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,082,999
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	633,861
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	582,830
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.3115% 11/15/28 (b)(c)(d)	441,000	438,634
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.045% 4/15/37 (b)(c)(d)	2,835,445	2,750,389
Class B, CME Term SOFR 1 Month Index + 2.440% 7.594% 4/15/37 (b)(c)(d)	841,247	818,903
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.8831% 10/15/36 (b)(c)(d)	1,109,960	1,076,538
Class B, 1 month U.S. LIBOR + 0.890% 6.0928% 10/15/36 (b)(c)(d)	162,246	156,241
Class C, 1 month U.S. LIBOR + 1.090% 6.2926% 10/15/36 (b)(c)(d)	217,124	207,590
Class D, 1 month U.S. LIBOR + 1.290% 6.4923% 10/15/36 (b)(c)(d)	210,720	199,683
Class E, 1 month U.S. LIBOR + 1.940% 7.1415% 10/15/36 (b)(c)(d)	732,746	697,816
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.1599% 2/15/39 (b)(c)(d)	1,156,306	1,120,887
Class B, CME Term SOFR 1 Month Index + 1.310% 6.4593% 2/15/39 (b)(c)(d)	412,006	395,065
Class C, CME Term SOFR 1 Month Index + 1.560% 6.7087% 2/15/39 (b)(c)(d)	412,006	390,006
Class D, CME Term SOFR 1 Month Index + 1.960% 7.1078% 2/15/39 (b)(c)(d)	412,006	391,652
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.493% 4/15/34 (b)(c)(d)	412,398	404,272
Class C, 1 month U.S. LIBOR + 1.600% 6.793% 4/15/34 (b)(c)(d)	272,629	266,737
Class D, 1 month U.S. LIBOR + 1.900% 7.093% 4/15/34 (b)(c)(d)	286,192	279,644
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.193% 4/15/34 (b)(c)(d)	1,194,934	1,182,020
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.3415% 10/15/36 (b)(c)(d)	4,695,086	4,652,098
Class C, CME Term SOFR 1 Month Index + 1.360% 6.5115% 10/15/36 (b)(c)(d)	415,223	410,766
Class D, CME Term SOFR 1 Month Index + 1.560% 6.7115% 10/15/36 (b)(c)(d)	1,077,637	1,064,709
Class E, CME Term SOFR 1 Month Index + 1.910% 7.0615% 10/15/36 (b)(c)(d)	826,282	814,805
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.8289% 10/15/26 (b)(c)(d)	3,200,000	3,100,633
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.312% 10/15/39 (b)(c)(d)	1,629,000	1,626,446
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.638% 4/15/37 (b)(c)(d)	956,815	942,165
Class B, CME Term SOFR 1 Month Index + 1.940% 7.087% 4/15/37 (b)(c)(d)	487,779	478,967
Class C, CME Term SOFR 1 Month Index + 2.290% 7.437% 4/15/37 (b)(c)(d)	110,128	107,383
Class D, CME Term SOFR 1 Month Index + 2.830% 7.986% 4/15/37 (b)(c)(d)	92,215	88,402
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.1815% 10/15/36 (b)(c)(d)	5,574,743	5,540,069
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 6.263% 12/15/37 (b)(c)(d)	2,145,000	2,125,784
Class B, 1 month U.S. LIBOR + 1.250% 6.443% 12/15/37 (b)(c)(d)	1,400,000	1,378,853
Class E, 1 month U.S. LIBOR + 2.150% 7.343% 12/15/37 (b)(c)(d)	520,000	506,920
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,194,866	1,034,890
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	546,530	510,401
Series 2017-C8 Class A3, 3.3048% 6/15/50	1,960,100	1,805,633
CHC Commercial Mortgage Trust floater Series 2019-CHC Class C, 1 month U.S. LIBOR + 1.750% 6.943% 6/15/34 (b)(c)(d)	95,834	93,407
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	794,171
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	294,195
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	152,622
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	471,323
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	539,083
Series 2019-C7 Class A4, 3.102% 12/15/72	2,911,044	2,525,515
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	158,730	154,878
Series 2015-DC1 Class A4, 3.078% 2/10/48	2,600,000	2,528,968
Series 2013-CR13 Class AM, 4.449% 11/10/46	738,856	728,574
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	452,842	450,781
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	909,306	880,474
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	506,295
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.173% 5/15/36 (b)(c)(d)	498,759	496,269
Class B, 1 month U.S. LIBOR + 1.230% 6.423% 5/15/36 (b)(c)(d)	520,705	517,128
Class C, 1 month U.S. LIBOR + 1.430% 6.623% 5/15/36 (b)(c)(d)	813,975	805,193
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	242,022	216,462
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	462,377	445,919
Class B, 4.5349% 4/15/36 (b)	142,154	135,857
Class D, 4.9414% 4/15/36 (b)(c)	190,753	179,943
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	328,693
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	435,691
Class A5, 3.0161% 9/15/52	516,958	444,526
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.895% 11/15/38 (b)(c)(d)	1,497,765	1,453,610
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.274% 7/15/38 (b)(c)(d)	770,027	754,805
Class B, 1 month U.S. LIBOR + 1.380% 6.574% 7/15/38 (b)(c)(d)	1,554,509	1,516,465
Class C, 1 month U.S. LIBOR + 1.700% 6.894% 7/15/38 (b)(c)(d)	200,457	195,049
Class D, 1 month U.S. LIBOR + 2.250% 7.444% 7/15/38 (b)(c)(d)	11,153,339	10,838,406
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,917,000	1,853,386
Series 2015-K049 Class A2, 3.01% 7/25/25	263,000	251,864
Series 2015-K051 Class A2, 3.308% 9/25/25	415,000	398,940
Series 2016-K054 Class A2, 2.745% 1/25/26	1,287,022	1,217,229
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	410,478
Series 2017 K726 Class A2, 2.905% 4/25/24	1,368,243	1,341,148
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,789,892
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,414,679
Series 2020-K117 Class A2, 1.406% 8/25/30	890,789	721,743
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	344,368
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	483,793
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	190,859
Series 2021-K126 Class A2, 2.074% 1/25/31	1,027,624	867,230
Series 2021-K127 Class A2, 2.108% 1/25/31	2,000,000	1,690,442
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	230,011
Series 2021-K136 Class A2, 2.127% 11/25/31	1,700,998	1,420,554
Series 2022-150 Class A2, 3.71% 9/25/32	1,300,000	1,223,565
Series 2022-K141 Class A2, 2.25% 2/25/32	521,000	437,987
Series 2022-K142 Class A2, 2.4% 3/25/32	2,531,000	2,153,483
Series 2022-K143 Class A2, 2.35% 3/25/32	200,000	169,936
Series 2022-K144 Class A2, 2.45% 4/25/32	1,976,000	1,686,130
Series 2022-K145 Class A2, 2.58% 5/25/32	494,000	426,045
Series 2022-K146 Class A2, 2.92% 6/25/32	1,138,000	1,006,361
Series 2022-K147 Class A2, 3% 6/25/32	1,384,000	1,231,605
Series 2022-K750 Class A2, 3% 9/25/29	1,600,000	1,472,247
Series 2023-K751 Class A2, 4.412% 3/25/30	400,000	396,451
Series K034 Class A2, 3.531% 7/25/23	101,703	101,337
Series K080 Class A2, 3.926% 7/25/28	454,836	441,745
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	449,121
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	616,826
Series 2017-K727 Class A2, 2.946% 7/25/24	3,014,844	2,937,008
Series 2018-K730 Class A2, 3.59% 1/25/25	1,015,735	988,385
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,290,212
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	383,079
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	638,779
Series 2022 K748 Class A2, 2.26% 1/25/29	500,000	443,555
Series K036 Class A2, 3.527% 10/25/23	210,551	209,156
Series K046 Class A2, 3.205% 3/25/25	912,976	881,587
Series K047 Class A2, 3.329% 5/25/25	2,200,835	2,120,243
Series K053 Class A2, 2.995% 12/25/25	194,973	185,708
Series K056 Class A2, 2.525% 5/25/26	568,904	533,477
Series K062 Class A1, 3.032% 9/25/26	235,408	228,021
Series K063 Class A2, 3.43% 1/25/27	3,200,000	3,056,696
Series K079 Class A2, 3.926% 6/25/28	213,322	207,167
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,382,420	1,333,275
Series K044 Class A2, 2.811% 1/25/25	2,787,719	2,682,296
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.143% 9/15/31 (b)(c)(d)	282,314	276,566
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.143% 10/15/36 (b)(c)(d)	1,163,563	1,094,278
Class B, 1 month U.S. LIBOR + 1.150% 6.343% 10/15/36 (b)(c)(d)	450,000	416,013
Class C, 1 month U.S. LIBOR + 1.550% 6.743% 10/15/36 (b)(c)(d)	2,451,000	2,233,251
sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	393,539	379,286
Series 2018-GS9 Class A4, 3.992% 3/10/51	400,000	371,568
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,064,768
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.6356% 8/15/39 (b)(c)(d)	4,070,000	4,069,996
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.7435% 4/15/37 (b)(c)(d)	324,490	308,802
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	925,287	899,404
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	253,162
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	685,846
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	233,304
Series 2013-C17 Class A/S, 4.4584% 1/15/47	1,032,479	991,781
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	568,975	543,398
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	158,353	132,538
Class EFX, 5.3635% 7/5/33 (b)(c)	192,511	158,239
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.4422% 5/15/39 (b)(c)(d)	2,976,439	2,912,271
Class B, CME Term SOFR 1 Month Index + 1.790% 6.9409% 5/15/39 (b)(c)(d)	899,162	878,306
Class C, CME Term SOFR 1 Month Index + 2.090% 7.2401% 5/15/39 (b)(c)(d)	511,349	496,924
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6889% 5/15/39 (b)(c)(d)	454,472	432,407
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9615% 3/15/38 (b)(c)(d)	675,307	657,923
Class B, CME Term SOFR 1 Month Index + 0.990% 6.1415% 3/15/38 (b)(c)(d)	217,253	210,706
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3615% 3/15/38 (b)(c)(d)	136,648	131,543
Class D, CME Term SOFR 1 Month Index + 1.510% 6.6615% 3/15/38 (b)(c)(d)	190,097	182,697
Class E, CME Term SOFR 1 Month Index + 1.860% 7.0115% 3/15/38 (b)(c)(d)	166,149	158,743
Morgan Stanley BAML Trust:
sequential payer Series 2014 C14 Class A5, 4.064% 2/15/47	1,988,735	1,963,575
Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	383,977
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.443% 8/15/33 (b)(c)(d)	433,796	346,282
Class C, 1 month U.S. LIBOR + 1.500% 6.693% 8/15/33 (b)(c)(d)(j)	1,044,807	750,427
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,368,683
Series 2019-L2 Class A3, 3.806% 3/15/52	1,000,000	920,569
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	977,119
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	408,936
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,000,000	4,001,251
Series 2018-H4 Class A4, 4.31% 12/15/51	1,275,945	1,187,190
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	152,075	139,526
Class C, 3.283% 11/10/36 (b)(c)	145,921	131,114
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 6.094% 10/15/37 (b)(c)(d)	1,337,908	1,322,320
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	492,810
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.677% 10/15/36 (b)(c)(d)	1,272,661	1,230,348
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.6066% 12/15/37 (b)(c)(d)(j)	57,034	56,857
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	267,524	269,298
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,091,000	1,089,549
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.147% 2/15/39 (b)(c)(d)	263,000	248,973
Class C, CME Term SOFR 1 Month Index + 2.650% 7.797% 2/15/39 (b)(c)(d)	137,000	129,245
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.7696% 7/15/36 (b)(c)(d)	813,932	789,415
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.9241% 11/15/38 (b)(c)(d)	1,011,403	982,401
Class B, 1 month U.S. LIBOR + 1.070% 6.2731% 11/15/38 (b)(c)(d)	579,290	561,849
Class C, 1 month U.S. LIBOR + 1.320% 6.5223% 11/15/38 (b)(c)(d)	359,780	346,579
Class D, 1 month U.S. LIBOR + 1.570% 6.7715% 11/15/38 (b)(c)(d)	236,463	227,120
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,123,328	876,210
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.393% 5/15/31 (b)(c)(d)	552,000	526,300
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	399,622
Series 2019-C49 Class ASB, 3.933% 3/15/52	500,000	477,565
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	763,646
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	55,157
Series 2018-C48 Class A5, 4.302% 1/15/52	884,202	830,160
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	500,000	468,477
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	438,989	369,104
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014 C19 Class A5, 4.101% 3/15/47	2,090,000	2,056,585
Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	379,533
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $179,685,813)		175,720,965

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	265,000	358,450
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	130,000	153,956
Series 2010 S1, 7.043% 4/1/50	195,000	250,312
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	164,189
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	286,012
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	210,000	191,809
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	309,507
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	49,869
Series 2021 C, 2.843% 11/1/46	400,000	293,965
Series 2022 A, 4.507% 11/1/51	155,000	144,252
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	175,000	142,400
3.293% 6/1/42	85,000	63,858
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	72,687
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,355,000	1,331,568
Series 2010-1, 6.63% 2/1/35	1,426,154	1,488,313
Series 2010-3:
6.725% 4/1/35	1,098,462	1,153,293
7.35% 7/1/35	645,357	695,521
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	201,821
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	260,000	324,389
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	125,000	138,483
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	104,504
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	120,886
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	180,067
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	942,000	1,011,782
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	129,000	161,579
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	278,033
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	306,897
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	170,000	180,401
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	560,000	440,207
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	140,000	136,897
Series 2010 164, 5.647% 11/1/40	145,000	155,710
Series 225, 3.175% 7/15/60	635,000	450,224
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	130,408
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	188,343
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	325,125
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	360,000	253,037
3.256% 5/15/60	365,000	256,217
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	30,000	32,442
Series 2015 AP, 3.931% 5/15/45	105,000	95,167
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	105,600
Series 2021 B, 2.584% 11/1/51	65,000	43,201
TOTAL MUNICIPAL SECURITIES (Cost $13,516,552)		12,771,381

Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	896,126
3.3% 3/15/28	274,000	260,574
British Columbia Province 2.25% 6/2/26	654,000	610,816
Chilean Republic:
2.55% 7/27/33	854,000	697,547
3.24% 2/6/28	318,000	298,224
3.625% 10/30/42	358,000	288,373
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	716,000	600,896
Export Development Canada 2.625% 2/21/24	320,000	314,029
Hungarian Republic:
5.75% 11/22/23	88,000	87,907
7.625% 3/29/41	200,000	225,394
Indonesian Republic:
2.85% 2/14/30	961,000	851,609
3.5% 2/14/50	734,000	559,169
Israeli State:
3.25% 1/17/28	395,000	368,819
3.375% 1/15/50	813,000	609,425
Italian Republic:
2.875% 10/17/29	734,000	637,670
6.875% 9/27/23	165,000	165,333
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	358,523
4.5% 4/22/60 (b)	301,000	260,040
Manitoba Province 3.05% 5/14/24	41,000	40,148
Ontario Province:
0.625% 1/21/26	70,000	62,980
1.125% 10/7/30	658,000	526,354
2.3% 6/15/26	391,000	364,721
2.5% 4/27/26	137,000	128,875
3.05% 1/29/24	320,000	315,267
Panamanian Republic:
3.16% 1/23/30	517,000	452,235
4.5% 4/16/50	353,000	271,644
4.5% 4/1/56	547,000	407,460
Peruvian Republic:
1.862% 12/1/32	689,000	529,111
2.78% 12/1/60	113,000	68,610
2.844% 6/20/30	448,000	391,767
3.55% 3/10/51	517,000	384,576
6.55% 3/14/37	84,000	93,968
Polish Government:
3.25% 4/6/26	181,000	174,330
4% 1/22/24	992,000	983,409
Quebec Province:
1.5% 2/11/25	791,000	746,301
2.5% 4/20/26	322,000	302,732
2.75% 4/12/27	350,000	327,422
2.875% 10/16/24	57,000	55,253
State of Qatar 4.4% 4/16/50 (b)	893,000	810,621
United Mexican States:
3.25% 4/16/30	366,000	325,341
3.5% 2/12/34	1,114,000	929,655
4.28% 8/14/41	1,201,000	990,032
4.35% 1/15/47	395,000	316,565
4.5% 1/31/50	254,000	207,294
4.6% 2/10/48	481,000	396,339
4.75% 3/8/44	266,000	228,021
5.55% 1/21/45	107,000	102,031
6.05% 1/11/40	132,000	133,914
Uruguay Republic:
4.125% 11/20/45	130,228	118,282
4.375% 10/27/27	33,363	33,076
4.375% 1/23/31	434,418	428,206
4.975% 4/20/55	321,625	313,285
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,422,116)		20,050,299

Supranational Obligations - 0.5%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	374,111
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,002,738
0.5% 2/4/26	611,000	549,357
0.75% 10/8/30	534,000	422,148
1.5% 10/18/24	617,000	587,636
2% 4/24/26	173,000	161,055
2.5% 11/2/27	184,000	170,734
2.625% 1/30/24	412,000	405,235
2.625% 1/12/27	178,000	167,092
2.75% 1/19/28	1,032,000	966,455
European Investment Bank:
0.75% 9/23/30	762,000	607,239
0.875% 5/17/30	183,000	148,266
1.25% 2/14/31	331,000	271,902
1.875% 2/10/25	82,000	77,924
2.25% 6/24/24	620,000	600,825
2.375% 5/24/27	110,000	101,941
2.5% 10/15/24	157,000	151,503
2.875% 8/15/23	290,000	289,223
3.125% 12/14/23	378,000	374,160
3.25% 1/29/24	55,000	54,310
Inter-American Development Bank:
0.625% 7/15/25	607,000	557,134
0.875% 4/20/26	1,388,000	1,252,131
1.75% 3/14/25	505,000	477,533
2% 6/2/26	110,000	102,049
2.125% 1/15/25	50,000	47,728
2.25% 6/18/29	524,000	468,605
2.375% 7/7/27	184,000	170,845
3% 10/4/23	98,000	97,411
4.375% 1/24/44	239,000	239,006
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	654,492
0.5% 10/28/25	905,000	821,413
0.75% 8/26/30	454,000	359,673
0.875% 5/14/30	555,000	447,251
1.25% 2/10/31	497,000	405,506
1.5% 8/28/24	543,000	519,515
1.625% 1/15/25	488,000	462,668
1.875% 10/27/26	130,000	119,212
2.5% 3/19/24	104,000	101,835
2.5% 11/25/24	156,000	150,239
2.5% 7/29/25	104,000	99,235
2.5% 3/29/32	1,000,000	892,396
International Finance Corp.:
0.75% 8/27/30	303,000	240,456
2.875% 7/31/23	118,000	117,802
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $17,174,022)		16,287,989

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	324,662
3.75% 2/18/26	370,000	337,039
Discover Bank:
3.45% 7/27/26	350,000	322,144
4.682% 8/9/28 (c)	347,000	317,265
Regions Bank 6.45% 6/26/37	969,000	953,403
Truist Bank 3.3% 5/15/26	208,000	190,708
U.S. Bank NA, Cincinnati 3.4% 7/24/23	274,000	273,629
TOTAL BANK NOTES (Cost $3,023,872)		2,718,850

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $15,388,864)	175,496	14,673,262

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (l) (Cost $8,742,485)	8,740,737	8,742,485

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	6,300,000	251,642

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	6,300,000	250,085

TOTAL PURCHASED SWAPTIONS (Cost $522,270)			501,727

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $3,376,359,720)	3,236,082,849
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(220,339,132)
NET ASSETS - 100.0%	3,015,743,717

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(4,350,000)	(3,652,434)
2% 7/1/53	(850,000)	(713,694)
2% 7/1/53	(2,150,000)	(1,805,226)
2.5% 7/1/53	(1,650,000)	(1,427,943)
2.5% 7/1/53	(3,250,000)	(2,812,615)
2.5% 7/1/53	(1,150,000)	(995,233)
2.5% 7/1/53	(500,000)	(432,710)
2.5% 7/1/53	(800,000)	(692,336)
3.5% 7/1/53	(850,000)	(784,319)

TOTAL GINNIE MAE		(13,316,510)

Uniform Mortgage Backed Securities
1.5% 7/1/38	(2,125,000)	(1,832,858)
1.5% 7/1/38	(1,000,000)	(862,522)
2% 7/1/53	(2,000,000)	(1,629,773)
2% 7/1/53	(1,200,000)	(977,864)
2% 7/1/53	(2,000,000)	(1,629,773)
2% 7/1/53	(8,150,000)	(6,641,324)
2.5% 7/1/53	(125,000)	(105,933)
2.5% 7/1/53	(1,300,000)	(1,101,699)
2.5% 7/1/53	(700,000)	(593,223)
2.5% 7/1/53	(1,300,000)	(1,101,699)
2.5% 7/1/53	(600,000)	(508,476)
2.5% 7/1/53	(1,900,000)	(1,610,176)
3% 7/1/38	(1,000,000)	(932,852)
3% 7/1/38	(1,700,000)	(1,585,848)
3.5% 7/1/53	(1,325,000)	(1,206,888)
4% 7/1/53	(500,000)	(469,101)
4% 7/1/53	(8,450,000)	(7,927,815)
4% 7/1/53	(1,000,000)	(938,203)
4% 7/1/53	(2,800,000)	(2,626,968)
5% 7/1/38	(1,350,000)	(1,340,403)
5% 7/1/53	(1,000,000)	(979,727)
5% 7/1/53	(4,100,000)	(4,016,879)
5.5% 7/1/53	(1,300,000)	(1,293,753)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(41,913,757)

TOTAL TBA SALE COMMITMENTS (Proceeds $55,507,264)		(55,230,267)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	41	Sep 2023	8,337,094	(122,311)	(122,311)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	443	Sep 2023	49,733,672	891,349	891,349
CBOT Long Term U.S. Treasury Bond Contracts (United States)	87	Sep 2023	11,040,844	11,566	11,566
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Sep 2023	544,875	(6,165)	(6,165)

TOTAL SOLD					896,750

TOTAL FUTURES CONTRACTS					774,439
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Credit Default Swaps
Underlying Reference	Rating (1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (2)(3)	Value ($) (1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	12,059	(8,316)	3,743
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	15,709	(16,134)	(425)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	9,838	(4,212)	5,626
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	58,587	(53,820)	4,767
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	720,000	210,915	(221,966)	(11,051)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,060,000	310,513	(309,867)	646
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	260,000	76,164	(69,930)	6,234
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	300,000	87,881	(87,732)	149
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	93,740	(82,792)	10,948

TOTAL BUY PROTECTION							875,406	(854,769)	20,637
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(23,642)	34,406	10,764
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(13,963)	20,898	6,935

TOTAL SELL PROTECTION							(37,605)	55,304	17,699
TOTAL CREDIT DEFAULT SWAPS							837,801	(799,465)	38,336

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (4)	Annual	LCH	Sep 2028	1,054,000	(10,416)	0	(10,416)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $296,990,926 or 9.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,495,484.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $43,915.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,932,300.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	155,746,676	557,880,663	704,884,854	2,680,602	-	-	8,742,485	0.0%
Fidelity Specialized High Income Central Fund	14,140,721	396,031	-	396,031	-	136,510	14,673,262	4.1%
Total	169,887,397	558,276,694	704,884,854	3,076,633	-	136,510	23,415,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	869,962,893	-	869,962,893	-

U.S. Government and Government Agency Obligations	1,222,608,659	-	1,222,608,659	-

U.S. Government Agency - Mortgage Securities	681,467,968	-	681,467,968	-

Asset-Backed Securities	178,396,621	-	178,396,621	-

Collateralized Mortgage Obligations	32,179,750	-	32,179,750	-

Commercial Mortgage Securities	175,720,965	-	174,913,681	807,284

Municipal Securities	12,771,381	-	12,771,381	-

Foreign Government and Government Agency Obligations	20,050,299	-	20,050,299	-

Supranational Obligations	16,287,989	-	16,287,989	-

Bank Notes	2,718,850	-	2,718,850	-

Fixed-Income Funds	14,673,262	14,673,262	-	-

Money Market Funds	8,742,485	8,742,485	-	-

Purchased Swaptions	501,727	-	501,727	-
Total Investments in Securities:	3,236,082,849	23,415,747	3,211,859,818	807,284
Derivative Instruments:

Assets
Futures Contracts	902,915	902,915	-	-
Swaps	875,406	-	875,406	-
Total Assets	1,778,321	902,915	875,406	-

Liabilities
Futures Contracts	(128,476)	(128,476)	-	-
Swaps	(48,021)	-	(48,021)	-
Total Liabilities	(176,497)	(128,476)	(48,021)	-
Total Derivative Instruments:	1,601,824	774,439	827,385	-
Other Financial Instruments:

TBA Sale Commitments	(55,230,267)	-	(55,230,267)	-
Total Other Financial Instruments:	(55,230,267)	-	(55,230,267)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	875,406	(37,605)
Total Credit Risk	875,406	(37,605)
Interest Rate Risk
Futures Contracts (b)	902,915	(128,476)
Purchased Swaptions (c)	501,727	0
Swaps (d)	0	(10,416)
Total Interest Rate Risk	1,404,642	(138,892)
Total Value of Derivatives	2,280,048	(176,497)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(d)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,352,228,371)	$3,212,667,102
Fidelity Central Funds (cost $24,131,349)	23,415,747

Total Investment in Securities (cost $3,376,359,720)		$3,236,082,849
Receivable for investments sold		17,456,237
Receivable for TBA sale commitments		55,507,264
Receivable for fund shares sold		25,488,125
Interest receivable		23,822,462
Distributions receivable from Fidelity Central Funds		74,140
Receivable for daily variation margin on centrally cleared OTC swaps		389
Bi-lateral OTC swaps, at value		875,406
Other receivables		6,002
Total assets		3,359,312,874
Liabilities
Payable to custodian bank	$182,447
Payable for investments purchased
Regular delivery	36,084,665
Delayed delivery	249,928,361
TBA sale commitments, at value	55,230,267
Payable for fund shares redeemed	816,043
Bi-lateral OTC swaps, at value	37,605
Accrued management fee	740,521
Payable for daily variation margin on futures contracts	137,682
Other affiliated payables	317,888
Other payables and accrued expenses	93,678
Total Liabilities		343,569,157
Net Assets		$3,015,743,717
Net Assets consist of:
Paid in capital		$3,139,600,841
Total accumulated earnings (loss)		(123,857,124)
Net Assets		$3,015,743,717

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($594,677,019 ÷ 62,432,128 shares)		$9.53
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,421,066,698 ÷ 254,242,996 shares)		$9.52

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$57,648,184
Income from Fidelity Central Funds		3,076,633
Total Income		60,724,817
Expenses
Management fee	$4,385,409
Transfer agent fees	1,409,352
Accounting fees and expenses	472,734
Custodian fees and expenses	104,652
Independent trustees' fees and expenses	5,007
Audit	26,939
Legal	4,657
Miscellaneous	4,898
Total expenses before reductions	6,413,648
Expense reductions	(43,909)
Total expenses after reductions		6,369,739
Net Investment income (loss)		54,355,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,158,723)
Futures contracts	166,971
Swaps	7,913
Total net realized gain (loss)		(9,983,839)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,957,599
Fidelity Central Funds	136,510
Futures contracts	485,810
Swaps	70,843
TBA Sale commitments	(2,130,792)
Total change in net unrealized appreciation (depreciation)		29,519,970
Net gain (loss)		19,536,131
Net increase (decrease) in net assets resulting from operations		$73,891,209

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	For the period May 27, 2022 (commencement of operations) through December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,355,078	$52,021,402
Net realized gain (loss)	(9,983,839)	(28,519,474)
Change in net unrealized appreciation (depreciation)	29,519,970	(168,717,485)
Net increase (decrease) in net assets resulting from operations	73,891,209	(145,215,557)
Distributions to shareholders	(1,140,941)	(50,353,815)

Share transactions - net increase (decrease)	134,682,756	3,003,880,065
Total increase (decrease) in net assets	207,433,024	2,808,310,693

Net Assets
Beginning of period	2,808,310,693	-
End of period	$3,015,743,717	$2,808,310,693

VIP Investment Grade Bond II Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.177	.191
Net realized and unrealized gain (loss)	.066	(.721) D
Total from investment operations	.243	(.530)
Distributions from net investment income	(.003)	(.180)
Total distributions	(.003)	(.180)
Net asset value, end of period	$9.53	$9.29
Total Return E,F,G	2.62%	(5.31)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J	.40% J
Expenses net of fee waivers, if any	.41% J	.40% J
Expenses net of all reductions	.41% J	.40% J
Net investment income (loss)	3.74% J	3.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$594,677	$528,508
Portfolio turnover rate K	176% J	225% J,L

A For the period May 27, 2022 (commencement of operations) through December 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Investment Grade Bond II Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.175	.189
Net realized and unrealized gain (loss)	.059	(.721) D
Total from investment operations	.234	(.532)
Distributions from net investment income	(.004)	(.178)
Total distributions	(.004)	(.178)
Net asset value, end of period	$9.52	$9.29
Total Return E,F,G	2.52%	(5.33)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.44% J	.44% J
Expenses net of fee waivers, if any	.44% J	.43% J
Expenses net of all reductions	.44% J	.43% J
Net investment income (loss)	3.70% J	3.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,421,067	$2,279,803
Portfolio turnover rate K	176% J	225% J,L

A For the period May 27, 2022 (commencement of operations) through December 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt and swaps securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,927,563
Gross unrealized depreciation	(145,236,222)
Net unrealized appreciation (depreciation)	$(139,308,659)
Tax cost	$3,376,470,865

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,099,698)
Long-term	(166)
Total capital loss carryforward	$(28,099,864)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	$29,505	$64,954
Total Credit Risk	29,505	64,954
Interest Rate Risk
Futures Contracts	166,971	485,810
Purchased Options	-	(20,543)
Swaps	(21,592)	5,889
Total Interest Rate Risk	145,379	471,156
Totals	$174,884	$536,110

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	2,059,358,899	1,989,810,035
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$ 192,052.07
Investor Class	1,217,300.10
	$ 1,409,352

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Investment Grade Bond II Portfolio	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)	Participating classes
VIP Investment Grade Bond II Portfolio	274,659,704	2,746,597,038	Initial Class, Investor Class
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Investment Grade Bond II Portfolio	$320
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,468.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35,441.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022 A
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$171,734	$9,714,359
Investor Class	969,207	40,639,456
Total	$1,140,941	$50,353,815

A   For the period May 27, 2022 (commencement of operations) through December 31, 2022.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022 A	Six months ended June 30, 2023	Year ended December 31, 2022 A
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	11,370,065	68,552,855	$108,479,831	$679,932,267
Reinvestment of distributions	17,889	1,039,084	171,734	9,714,359
Shares redeemed	(5,850,726)	(12,697,039)	(55,740,591)	(122,526,424)
Net increase (decrease)	5,537,228	56,894,900	$52,910,974	$567,120,202
Investor Class
Shares sold	25,722,943	264,256,897	$242,822,060	$2,618,210,123
Reinvestment of distributions	100,959	4,341,748	969,207	40,595,346
Shares redeemed	(17,004,051)	(23,175,500)	(162,019,485)	(222,045,606)
Net increase (decrease)	8,819,851	245,423,145	$81,771,782	$2,436,759,863

A   For the period May 27, 2022 (commencement of operations) through December 31, 2022.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond Portfolio II	26%	30%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond Portfolio II	100%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Investment Grade Bond II Portfolio
Initial Class	.41%
Actual		$ 1,000	$ 1,026.20	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06
Investor Class	.44%
Actual		$ 1,000	$ 1,025.20	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9905667.101
VIGBI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Asset Manager: Growth Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.1
Apple, Inc.	2.6
Alphabet, Inc. Class A	1.6
iShares 20+ Year Treasury Bond ETF	1.5
Amazon.com, Inc.	1.5
iShares MSCI USA Minimum Volatility ETF	1.3
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
Exxon Mobil Corp.	0.9
Meta Platforms, Inc. Class A	0.8
JPMorgan Chase & Co.	0.8
15.0

Market Sectors (% of Fund's net assets)

Information Technology	15.2
Financials	14.8
Health Care	9.0
Industrials	8.9
Consumer Discretionary	8.6
Communication Services	5.9
Consumer Staples	5.4
Energy	3.8
Materials	3.4
Real Estate	2.4
Utilities	1.9
Investment Companies	1.3

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class - (1.4)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 to 9/7/23 (b) (Cost $924,934)	930,000	925,251

Fixed-Income Funds - 25.2%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (c)	73,848	560,504
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	19,846	1,820,638
Fidelity Floating Rate Central Fund (c)	27,122	2,637,904
Fidelity High Income Central Fund (c)	14,948	1,531,018
Fidelity Inflation-Protected Bond Index Central Fund (c)	39,355	3,503,784
Fidelity International Credit Central Fund (c)	18,333	1,411,802
Fidelity VIP Investment Grade Central Fund (c)	475,852	43,997,249
iShares 20+ Year Treasury Bond ETF	32,956	3,392,490
TOTAL FIXED-INCOME FUNDS (Cost $63,319,898)		58,855,389

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d) (Cost $776,981)	776,826	776,981

Equity Funds - 74.0%
	Shares	Value ($)
Domestic Equity Funds - 46.2%
Fidelity Commodity Strategy Central Fund (c)	11,333	1,061,340
Fidelity Hedged Equity Central Fund (c)	27,756	2,962,929
Fidelity Real Estate Equity Central Fund (c)	7,970	981,072
Fidelity U.S. Equity Central Fund (c)	830,979	99,925,192
iShares MSCI USA Minimum Volatility ETF	39,825	2,960,192
TOTAL DOMESTIC EQUITY FUNDS		107,890,725
International Equity Funds - 27.8%
Fidelity Emerging Markets Equity Central Fund (c)	105,441	20,673,861
Fidelity International Equity Central Fund (c)	468,345	44,150,885
TOTAL INTERNATIONAL EQUITY FUNDS		64,824,746
TOTAL EQUITY FUNDS (Cost $121,708,623)		172,715,471

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $186,730,436)	233,273,092
NET OTHER ASSETS (LIABILITIES) - 0.0%	66,111
NET ASSETS - 100.0%	233,339,203

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	56	Sep 2023	6,035,400	44,370	44,370

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Sep 2023	535,469	(10,596)	(10,596)

TOTAL PURCHASED					33,774

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Sep 2023	12,567,100	(389,314)	(389,314)

TOTAL FUTURES CONTRACTS					(355,540)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%
The notional amount of futures sold as a percentage of Net Assets is 5.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $925,251.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	869,838	10,575,005	10,667,862	44,277	-	-	776,981	0.0%
Fidelity Commodity Strategy Central Fund	4,488,794	103,591	3,249,352	-	(407,426)	125,733	1,061,340	0.5%
Fidelity Emerging Markets Debt Central Fund	1,017,487	80,936	546,542	22,591	(114,266)	122,889	560,504	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	630,323	1,088,557	4	1,546	1,804	99,958	1,820,638	0.6%
Fidelity Emerging Markets Equity Central Fund	17,365,118	3,220,710	1,181,424	194,135	(144,839)	1,414,296	20,673,861	0.9%
Fidelity Floating Rate Central Fund	5,905,133	274,867	3,649,041	189,998	(133,773)	240,718	2,637,904	0.2%
Fidelity Hedged Equity Central Fund	-	2,886,991	-	364	-	75,938	2,962,929	0.7%
Fidelity High Income Central Fund	1,860,990	105,480	466,883	60,876	9,927	21,504	1,531,018	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	4,551,976	125,422	1,240,934	9,939	(123,522)	190,842	3,503,784	0.8%
Fidelity International Credit Central Fund	2,170,428	63,799	814,121	16,725	(243,428)	235,124	1,411,802	0.6%
Fidelity International Equity Central Fund	35,786,830	6,484,820	2,829,400	525,032	(62,793)	4,771,428	44,150,885	0.9%
Fidelity Real Estate Equity Central Fund	1,479,261	37,417	628,995	7,443	7,530	85,859	981,072	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	1,633,725	9,763,136	11,396,861	68	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	92,468,949	2,460,447	9,457,630	488,427	737,850	13,715,576	99,925,192	0.6%
Fidelity VIP Investment Grade Central Fund	42,200,984	4,395,577	2,912,122	790,581	(54,524)	367,334	43,997,249	1.7%
Total	212,429,836	41,666,755	49,041,171	2,352,002	(527,460)	21,467,199	225,995,159

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	925,251	-	925,251	-

Fixed-Income Funds	58,855,389	58,855,389	-	-

Money Market Funds	776,981	776,981	-	-

Equity Funds	172,715,471	172,715,471	-	-
Total Investments in Securities:	233,273,092	232,347,841	925,251	-
Derivative Instruments:

Assets
Futures Contracts	44,370	44,370	-	-
Total Assets	44,370	44,370	-	-

Liabilities
Futures Contracts	(399,910)	(399,910)	-	-
Total Liabilities	(399,910)	(399,910)	-	-
Total Derivative Instruments:	(355,540)	(355,540)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	44,370	(389,314)
Total Equity Risk	44,370	(389,314)
Interest Rate Risk
Futures Contracts (a)	0	(10,596)
Total Interest Rate Risk	0	(10,596)
Total Value of Derivatives	44,370	(399,910)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,648,357)	$7,277,933
Fidelity Central Funds (cost $179,082,079)	225,995,159

Total Investment in Securities (cost $186,730,436)		$233,273,092
Cash		1,826
Receivable for investments sold		996,760
Receivable for fund shares sold		21,131
Distributions receivable from Fidelity Central Funds		5,324
Other receivables		29
Total assets		234,298,162
Liabilities
Payable for investments purchased	$2,787
Payable for fund shares redeemed	663,619
Accrued management fee	101,055
Distribution and service plan fees payable	1,868
Payable for daily variation margin on futures contracts	132,593
Other affiliated payables	29,647
Other payables and accrued expenses	27,390
Total Liabilities		958,959
Net Assets		$233,339,203
Net Assets consist of:
Paid in capital		$186,755,338
Total accumulated earnings (loss)		46,583,865
Net Assets		$233,339,203

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($88,010,315 ÷ 4,280,440 shares)		$20.56
Service Class :
Net Asset Value , offering price and redemption price per share ($3,433,722 ÷ 168,756 shares)		$20.35
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($8,086,299 ÷ 400,955 shares)		$20.17
Investor Class :
Net Asset Value , offering price and redemption price per share ($133,808,867 ÷ 6,560,704 shares)		$20.40

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$41,548
Interest		20,167
Income from Fidelity Central Funds (including $68 from security lending)		2,352,002
Total Income		2,413,717
Expenses
Management fee	$595,676
Transfer agent fees	121,086
Distribution and service plan fees	8,529
Accounting fees	53,536
Custodian fees and expenses	12,795
Independent trustees' fees and expenses	391
Audit	22,308
Legal	3,231
Miscellaneous	445
Total expenses before reductions	817,997
Expense reductions	(5,551)
Total expenses after reductions		812,446
Net Investment income (loss)		1,601,271
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(520,394)
Fidelity Central Funds	(527,460)
Foreign currency transactions	249
Futures contracts	(372,480)
Total net realized gain (loss)		(1,420,085)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	160,109
Fidelity Central Funds	21,467,199
Assets and liabilities in foreign currencies	72
Futures contracts	(437,754)
Total change in net unrealized appreciation (depreciation)		21,189,626
Net gain (loss)		19,769,541
Net increase (decrease) in net assets resulting from operations		$21,370,812

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,601,271	$4,285,565
Net realized gain (loss)	(1,420,085)	104,224
Change in net unrealized appreciation (depreciation)	21,189,626	(50,330,615)
Net increase (decrease) in net assets resulting from operations	21,370,812	(45,940,826)
Distributions to shareholders	(185,207)	(19,197,473)

Share transactions - net increase (decrease)	(7,022,680)	10,942,702
Total increase (decrease) in net assets	14,162,925	(54,195,597)

Net Assets
Beginning of period	219,176,278	273,371,875
End of period	$233,339,203	$219,176,278

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.72	$24.38	$22.00	$19.20	$16.76	$19.21
Income from Investment Operations
Net investment income (loss) A,B	.14	.38	.35	.21	.28	.26
Net realized and unrealized gain (loss)	1.72	(4.33)	2.71	3.09	3.42	(1.69)
Total from investment operations	1.86	(3.95)	3.06	3.30	3.70	(1.43)
Distributions from net investment income	(.02)	(.37)	(.34)	(.22)	(.29)	(.28)
Distributions from net realized gain	-	(1.34)	(.34)	(.27)	(.97)	(.74)
Total distributions	(.02)	(1.71)	(.68)	(.50) C	(1.26)	(1.02)
Net asset value, end of period	$20.56	$18.72	$24.38	$22.00	$19.20	$16.76
Total Return D,E,F	9.92%	(16.88)%	13.96%	17.27%	22.83%	(7.65)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.67%	.67%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.67% I	.67%	.66%	.67%	.68%	.68%
Expenses net of all reductions	.67% I	.67%	.66%	.67%	.68%	.68%
Net investment income (loss)	1.46% I	1.88%	1.46%	1.12%	1.58%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$88,010	$85,620	$111,781	$106,148	$99,971	$89,477
Portfolio turnover rate J	24% I	26%	25%	23%	35%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.54	$24.16	$21.80	$19.04	$16.63	$19.07
Income from Investment Operations
Net investment income (loss) A,B	.13	.35	.32	.19	.26	.24
Net realized and unrealized gain (loss)	1.70	(4.28)	2.70	3.05	3.39	(1.68)
Total from investment operations	1.83	(3.93)	3.02	3.24	3.65	(1.44)
Distributions from net investment income	(.02)	(.35)	(.32)	(.20)	(.27)	(.26)
Distributions from net realized gain	-	(1.34)	(.34)	(.27)	(.97)	(.74)
Total distributions	(.02)	(1.69)	(.66)	(.48) C	(1.24)	(1.00)
Net asset value, end of period	$20.35	$18.54	$24.16	$21.80	$19.04	$16.63
Total Return D,E,F	9.85%	(16.95)%	13.89%	17.09%	22.72%	(7.75)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.77%	.77%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.77% I	.77%	.76%	.77%	.78%	.78%
Expenses net of all reductions	.77% I	.77%	.76%	.77%	.78%	.78%
Net investment income (loss)	1.36% I	1.78%	1.36%	1.02%	1.48%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$3,434	$2,883	$3,609	$3,363	$3,009	$2,621
Portfolio turnover rate J	24% I	26%	25%	23%	35%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.39	$23.98	$21.65	$18.91	$16.53	$18.95
Income from Investment Operations
Net investment income (loss) A,B	.12	.32	.28	.16	.24	.21
Net realized and unrealized gain (loss)	1.68	(4.24)	2.67	3.03	3.36	(1.67)
Total from investment operations	1.80	(3.92)	2.95	3.19	3.60	(1.46)
Distributions from net investment income	(.02)	(.33)	(.29)	(.17)	(.24)	(.22)
Distributions from net realized gain	-	(1.34)	(.34)	(.27)	(.97)	(.74)
Total distributions	(.02)	(1.67)	(.62) C	(.45) C	(1.22) C	(.96)
Net asset value, end of period	$20.17	$18.39	$23.98	$21.65	$18.91	$16.53
Total Return D,E,F	9.77%	(17.05)%	13.69%	16.95%	22.49%	(7.88)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.92%	.92%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.91% I	.92%	.91%	.92%	.93%	.93%
Expenses net of all reductions	.91% I	.92%	.91%	.92%	.93%	.93%
Net investment income (loss)	1.21% I	1.63%	1.21%	.87%	1.33%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$8,086	$4,015	$3,948	$3,359	$3,199	$2,904
Portfolio turnover rate J	24% I	26%	25%	23%	35%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.58	$24.21	$21.85	$19.07	$16.66	$19.10
Income from Investment Operations
Net investment income (loss) A,B	.14	.36	.33	.20	.27	.25
Net realized and unrealized gain (loss)	1.70	(4.29)	2.69	3.06	3.39	(1.69)
Total from investment operations	1.84	(3.93)	3.02	3.26	3.66	(1.44)
Distributions from net investment income	(.02)	(.36)	(.33)	(.21)	(.28)	(.26)
Distributions from net realized gain	-	(1.34)	(.34)	(.27)	(.97)	(.74)
Total distributions	(.02)	(1.70)	(.66) C	(.48)	(1.25)	(1.00)
Net asset value, end of period	$20.40	$18.58	$24.21	$21.85	$19.07	$16.66
Total Return D,E,F	9.88%	(16.93)%	13.89%	17.19%	22.70%	(7.72)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74% I	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.74% I	.74%	.74%	.75%	.76%	.76%
Net investment income (loss)	1.39% I	1.80%	1.38%	1.04%	1.50%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$133,809	$126,658	$154,034	$132,407	$121,229	$104,010
Portfolio turnover rate J	24% I	26%	25%	23%	35%	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Loans & Direct Debt Instruments	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.04%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,406,531
Gross unrealized depreciation	(6,523,903)
Net unrealized appreciation (depreciation)	$46,882,628
Tax cost	$186,034,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Asset Manager: Growth Portfolio
Equity Risk
Futures Contracts	$(319,836)	$(426,627)
Total Equity Risk	(319,836)	(426,627)
Interest Rate Risk
Futures Contracts	(52,644)	(11,127)
Total Interest Rate Risk	(52,644)	(11,127)
Totals	$(372,480)	$(437,754)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	27,147,415	33,177,766
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,611
Service Class 2	6,918
$8,529

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$27,558.06
Service Class	1,015.06
Service Class 2	1,743.06
Investor Class	90,770.14
	$121,086
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager: Growth Portfolio	$219
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager: Growth Portfolio	$6	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $393.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,158.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$72,005	$7,763,184
Service Class	2,491	254,131
Service Class 2	3,904	291,077
Investor Class	106,807	10,889,081
Total	$185,207	$19,197,473
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	36,411	129,702	$725,505	$2,658,128
Reinvestment of distributions	3,638	368,721	72,005	7,763,184
Shares redeemed	(332,917)	(510,121)	(6,584,806)	(10,323,870)
Net increase (decrease)	(292,868)	(11,698)	$(5,787,296)	$97,442
Service Class
Shares sold	20,828	22,578	$401,116	$461,974
Reinvestment of distributions	127	12,181	2,491	254,131
Shares redeemed	(7,750)	(28,614)	(151,336)	(570,089)
Net increase (decrease)	13,205	6,145	$252,271	$146,016
Service Class 2
Shares sold	193,908	104,969	$3,790,973	$2,037,279
Reinvestment of distributions	201	14,130	3,904	291,077
Shares redeemed	(11,537)	(65,328)	(223,864)	(1,299,244)
Net increase (decrease)	182,572	53,771	$3,571,013	$1,029,112
Investor Class
Shares sold	137,682	391,066	$2,726,207	$7,772,724
Reinvestment of distributions	5,438	521,578	106,807	10,889,081
Shares redeemed	(399,979)	(458,110)	(7,891,682)	(8,991,673)
Net increase (decrease)	(256,859)	454,534	$(5,058,668)	$9,670,132
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Asset Manager: Growth Portfolio	86%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Asset Manager: Growth Portfolio
Initial Class	.67%
Actual		$ 1,000	$ 1,099.20	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000	$ 1,098.50	$ 4.01
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Service Class 2	.91%
Actual		$ 1,000	$ 1,097.70	$ 4.73
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000	$ 1,098.80	$ 3.85
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705700.125
VIPAMG-SANN-0823
Fidelity® Variable Insurance Products:

VIP Target Volatility Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Asset Allocation (% of Fund's net assets)

Portfolio Composition (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Equity Funds - 72.9%
	Shares	Value ($)
Domestic Equity Funds - 44.8%
Fidelity Contrafund (a)	257,471	3,841,472
Fidelity Equity-Income Fund (a)	35,146	2,313,982
Fidelity Hedged Equity Fund (a)	55,719	584,495
Fidelity Large Cap Value Enhanced Index Fund (a)	334,232	4,993,433
Fidelity Low-Priced Stock Fund (a)	79,681	3,831,059
Fidelity U.S. Low Volatility Equity Fund (a)	234,777	2,434,642
Fidelity Value Discovery Fund (a)	50,372	1,774,098
iShares S&P 500 Index ETF	38,468	17,145,572
VIP Stock Selector All Cap Portfolio Investor Class (a)	5,667,159	53,724,665
TOTAL DOMESTIC EQUITY FUNDS		90,643,418
International Equity Funds - 28.1%
Fidelity Canada Fund (a)	31,826	2,006,644
Fidelity Emerging Markets Fund (a)	345,039	12,048,767
Fidelity International Enhanced Index Fund (a)	569,504	5,996,873
Fidelity International Value Fund (a)	786,271	7,257,278
Fidelity Japan Smaller Companies Fund (a)	109,448	1,624,215
Fidelity Overseas Fund (a)	180,437	10,474,374
iShares Core MSCI EAFE ETF	234,299	15,815,183
iShares Core MSCI Emerging Markets ETF (b)	30,224	1,489,741
TOTAL INTERNATIONAL EQUITY FUNDS		56,713,075
TOTAL EQUITY FUNDS (Cost $140,497,046)		147,356,493

Fixed-Income Funds - 26.5%
	Shares	Value ($)
Fixed-Income Funds - 26.5%
Fidelity Inflation-Protected Bond Index Fund (a)	58	537
Fidelity Long-Term Treasury Bond Index Fund (a)	748,665	7,801,085
Fidelity Total Bond Fund (a)	3,480,913	32,825,008
Fidelity U.S. Bond Index Fund (a)	1,263,930	12,967,918

TOTAL FIXED-INCOME FUNDS (Cost $58,907,763)		53,594,548

Money Market Funds - 1.7%
	Shares	Value ($)
Cash Equivalents - 1.4%
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	2,843,966	2,844,250
Money Market Funds - 0.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03% (a)(e)	555,620	555,620
TOTAL MONEY MARKET FUNDS (Cost $3,399,870)		3,399,870

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $202,804,679)	204,350,911
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(2,295,717)
NET ASSETS - 100.0%	202,055,194

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	15,853,188	19,575,990	35,429,178	64,722	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	86,953,723	84,109,473	2,186	-	-	2,844,250	0.0%
Total	15,853,188	106,529,713	119,538,651	66,908	-	-	2,844,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	702,492	1,417,511	188,216	-	(5,766)	80,623	2,006,644
Fidelity Contrafund	2,775,982	656,899	311,658	49,338	7,251	712,998	3,841,472
Fidelity Emerging Markets Fund	7,376,518	5,234,192	1,357,993	-	(54,220)	850,270	12,048,767
Fidelity Equity-Income Fund	2,007,814	438,532	196,666	11,484	(3,490)	67,792	2,313,982
Fidelity Hedged Equity Fund	529,557	334	-	334	-	54,604	584,495
Fidelity Inflation-Protected Bond Index Fund	4,690,184	17,998	4,782,220	852	(301,452)	376,027	537
Fidelity International Enhanced Index Fund	2,030,136	4,155,614	569,425	-	(4,072)	384,620	5,996,873
Fidelity International Value Fund	2,504,800	5,064,924	666,234	-	(3,563)	357,351	7,257,278
Fidelity Investments Money Market Government Portfolio Institutional Class 5.03%	34,037,513	198,856	33,680,749	178,055	-	-	555,620
Fidelity Japan Smaller Companies Fund	1,474,271	-	-	-	-	149,944	1,624,215
Fidelity Large Cap Value Enhanced Index Fund	4,319,140	916,095	426,429	-	(8,567)	193,194	4,993,433
Fidelity Long-Term Treasury Bond Index Fund	8,099,354	152,069	679,034	122,462	(342,243)	570,939	7,801,085
Fidelity Low-Priced Stock Fund	3,315,574	706,146	324,500	-	(18,698)	152,537	3,831,059
Fidelity Overseas Fund	3,578,785	7,295,567	1,188,475	-	(1,318)	789,815	10,474,374
Fidelity Total Bond Fund	36,492,823	837,959	4,925,092	712,522	(496,028)	915,346	32,825,008
Fidelity U.S. Bond Index Fund	23,436,960	4,754,174	15,618,068	260,424	(1,624,935)	2,019,787	12,967,918
Fidelity U.S. Low Volatility Equity Fund	2,650,714	17,441	270,341	6,180	11,648	25,180	2,434,642
Fidelity Value Discovery Fund	1,595,535	334,720	153,651	-	(3,693)	1,187	1,774,098
VIP Stock Selector All Cap Portfolio Investor Class	38,665,768	12,235,237	4,210,207	-	(206,772)	7,240,639	53,724,665
	180,283,920	44,434,268	69,548,958	1,341,651	(3,055,918)	14,942,853	167,056,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	147,356,493	147,356,493	-	-

Fixed-Income Funds	53,594,548	53,594,548	-	-

Money Market Funds	3,399,870	3,399,870	-	-
Total Investments in Securities:	204,350,911	204,350,911	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,803,862) - See accompanying schedule:
Unaffiliated issuers (cost $32,208,712)	$34,450,496
Fidelity Central Funds (cost $2,844,250)	2,844,250
Other affiliated issuers (cost $167,751,717)	167,056,165

Total Investment in Securities (cost $202,804,679)		$204,350,911
Receivable for investments sold		4,010,347
Receivable for fund shares sold		3,704
Dividends receivable		156,783
Distributions receivable from Fidelity Central Funds		3,110
Total assets		208,524,855
Liabilities
Payable to custodian bank	$3,238,371
Payable for investments purchased	156,784
Payable for fund shares redeemed	176,135
Accrued management fee	25,197
Distribution and service plan fees payable	25,036
Other affiliated payables	3,888
Collateral on securities loaned	2,844,250
Total Liabilities		6,469,661
Net Assets		$202,055,194
Net Assets consist of:
Paid in capital		$203,474,151
Total accumulated earnings (loss)		(1,418,957)
Net Assets		$202,055,194

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value , offering price and redemption price per share ($1,308,151 ÷ 116,423 shares)		$11.24
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($200,747,043 ÷ 17,956,617 shares)		$11.18

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$438,251
Affiliated issuers		1,291,526
Interest		540
Income from Fidelity Central Funds (including $2,186 from security lending)		66,908
Total Income		1,797,225
Expenses
Management fee	$202,843
Transfer agent fees	18,715
Distribution and service plan fees	252,610
Independent trustees' fees and expenses	357
Total expenses before reductions	474,525
Expense reductions	(152,261)
Total expenses after reductions		322,264
Net Investment income (loss)		1,474,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(84,927)
Affiliated issuers	(3,055,918)
Futures contracts	(10,663)
Capital gain distributions from underlying funds:
Affiliated issuers	50,125
Total net realized gain (loss)		(3,101,383)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,304,316
Affiliated issuers	14,942,853
Futures contracts	(26,960)
Total change in net unrealized appreciation (depreciation)		17,220,209
Net gain (loss)		14,118,826
Net increase (decrease) in net assets resulting from operations		$15,593,787

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,474,961	$3,077,291
Net realized gain (loss)	(3,101,383)	(849,043)
Change in net unrealized appreciation (depreciation)	17,220,209	(43,088,392)
Net increase (decrease) in net assets resulting from operations	15,593,787	(40,860,144)
Distributions to shareholders	-	(7,999,885)

Share transactions - net increase (decrease)	(16,062,023)	(15,299,295)
Total increase (decrease) in net assets	(468,236)	(64,159,324)

Net Assets
Beginning of period	202,523,430	266,682,754
End of period	$202,055,194	$202,523,430

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$12.76	$13.05	$12.40	$10.86	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.13	.14	.20	.19
Net realized and unrealized gain (loss)	.76	(2.13)	1.46	.97	1.81	(.90)
Total from investment operations	.85	(1.96)	1.59	1.11	2.01	(.71)
Distributions from net investment income	-	(.27)	- C	(.18)	(.19)	(.20) D
Distributions from net realized gain	-	(.14)	(1.88)	(.29)	(.28)	(.37) D
Total distributions	-	(.41)	(1.88)	(.46) E	(.47)	(.57)
Net asset value, end of period	$11.24	$10.39	$12.76	$13.05	$12.40	$10.86
Total Return F,G,H	8.18%	(15.53)%	12.16%	9.13%	18.81%	(5.81)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.32% K	.35%	.41%	.40%	.42%	.42%
Expenses net of fee waivers, if any	.17% K	.20%	.26%	.25%	.27%	.27%
Expenses net of all reductions	.17% K	.20%	.26%	.25%	.27%	.27%
Net investment income (loss)	1.60% K	1.52%	.93%	1.12%	1.72%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,308	$1,210	$1,486	$1,519	$1,434	$1,256
Portfolio turnover rate L	74% K	50%	64%	57%	65%	85%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$12.71	$13.02	$12.37	$10.83	$12.11
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.11	.12	.18	.17
Net realized and unrealized gain (loss)	.75	(2.11)	1.46	.97	1.81	(.90)
Total from investment operations	.83	(1.96)	1.57	1.09	1.99	(.73)
Distributions from net investment income	-	(.26)	- C	(.16)	(.16)	(.18) D
Distributions from net realized gain	-	(.14)	(1.88)	(.29)	(.28)	(.37) D
Total distributions	-	(.40)	(1.88)	(.44) E	(.45) E	(.55)
Net asset value, end of period	$11.18	$10.35	$12.71	$13.02	$12.37	$10.83
Total Return F,G,H	8.02%	(15.65)%	12.03%	8.99%	18.65%	(5.99)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.47% K	.50%	.56%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.32% K	.35%	.41%	.40%	.42%	.42%
Expenses net of all reductions	.32% K	.35%	.41%	.40%	.42%	.42%
Net investment income (loss)	1.45% K	1.37%	.78%	.97%	1.57%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$200,747	$201,313	$265,197	$269,141	$290,145	$277,696
Portfolio turnover rate L	74% K	50%	64%	57%	65%	85%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Service Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,197,322
Gross unrealized depreciation	(8,116,428)
Net unrealized appreciation (depreciation)	$1,080,894
Tax cost	$203,270,017

The Fund elected to defer to its next fiscal year approximately $827,193 of capital losses recognized during the period November 1, 2022 to December 31, 2022.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	74,283,897	73,387,440

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$630
Service Class 2	251,980
$252,610

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Service Class	$117.02
Service Class 2	18,598.02
	$18,715

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Target Volatility Portfolio	$239	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2025. During the period, the Fund's management fee was reduced by $50,711.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$630
Service Class 2	100,792

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $128.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	-	48,196
Service Class 2	-	7,951,689
Total	$-	$7,999,885

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	-	28	-	312
Shares redeemed	(6)	(11)	(67)	(117)
Net increase (decrease)	(6)	17	$(67)	$195
Service Class 2
Shares sold	278,930	964,447	$3,000,559	$10,906,554
Reinvestment of distributions	-	710,765	-	7,951,689
Shares redeemed	(1,770,988)	(3,095,355)	(19,062,515)	(34,157,733)
Net increase (decrease)	(1,492,058)	(1,420,143)	$(16,061,956)	$(15,299,490)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Target Volatility Portfolio	1	94%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Target Volatility Portfolio
Service Class	.17%
Actual		$ 1,000	$ 1,081.80	$ .88
Hypothetical- B		$ 1,000	$ 1,023.95	$ .85
Service Class 2	.32%
Actual		$ 1,000	$ 1,080.20	$ 1.65
Hypothetical- B		$ 1,000	$ 1,023.21	$ 1.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.955018.110
VIPTV-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023